OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2020 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, CA	90401-1085
(Address of principal executive offices)	(Zip code)

Jason A. Schwarz

Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 451-3051

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Wilshire Mutual Funds, Inc.

ANNUAL REPORT

Large Company Growth Portfolio

Large Company Value Portfolio

Small Company Growth Portfolio

Small Company Value Portfolio

Wilshire 5000 Indexsm Fund

Wilshire International Equity Fund

Wilshire Income Opportunities Fund

December 31, 2017

http://advisor.wilshire.com

Wilshire Mutual Funds, Inc. Table of Contents

Letter to Shareholders	1
Commentary:
Large Company Growth Portfolio	4
Large Company Value Portfolio	8
Small Company Growth Portfolio	12
Small Company Value Portfolio	16
Wilshire 5000 IndexSM Fund	20
Wilshire International Equity Fund	24
Wilshire Income Opportunities Fund	30
Disclosure of Fund Expenses	36
Schedules of Investments/Condensed Schedules of Investments:
Large Company Growth Portfolio	39
Large Company Value Portfolio	41
Small Company Growth Portfolio	43
Small Company Value Portfolio	45
Wilshire 5000 IndexSM Fund	47
Wilshire International Equity Fund	49
Wilshire Income Opportunities Fund	52
Statements of Assets and Liabilities	71
Statements of Operations	74
Statements of Changes in Net Assets	76
Financial Highlights:
Large Company Growth Portfolio	81
Large Company Value Portfolio	83
Small Company Growth Portfolio	85
Small Company Value Portfolio	87
Wilshire 5000 IndexSM Fund	89
Wilshire International Equity Fund	91
Wilshire Income Opportunities Fund	93
Notes to Financial Statements	95
Report of Independent Registered Public Accounting Firm	121
Additional Fund Information	122
Tax Information	125
Board Approval of Advisory and Subadvisory Agreements	127

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by Ultimus Fund Distributors, LLC.

Wilshire Mutual Funds, Inc. Letter to Shareholders (Unaudited)

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this annual report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2017 to December 31, 2017, for all share classes of Large Company Growth Fund, Large Company Value Fund, Small Company Growth Fund, Small Company Value Fund, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund.

MARKET ENVIRONMENT

U.S. Equity Market

The US stock market, represented by the Wilshire 5000 Total Market IndexSM, was up 6.4% for the fourth quarter and 21.0% for 2017. This marks the Index’s ninth straight annual gain. Several factors contributed to this success, including a rebound in global economic growth and continued strength domestically. Investors also responded positively to the largest overhaul of the US tax system in 30 years. What also made the past year particularly impressive was the relative lack of volatility. The largest drawdown for the year was -2.75%, and there were only four trading days where the market was down 1% or more, making 2017 one of the least volatile years in nearly four decades.

During the year, large-cap stocks outpaced small-cap stocks, with the Wilshire US Large-Cap IndexSM and the Wilshire US Small-Cap IndexSM returning 21.8% and 13.5%, respectively. The strong overall return for the Wilshire 5000 Total Market Index masked a wide performance dispersion between investment styles and among industries for the year. Growth oriented stocks handedly outpaced growth stocks across the capitalization spectrum. The Wilshire US Large-Cap Growth IndexSM and the Wilshire US. Small-Cap Growth IndexSM outpaced their growth oriented counterparts by 940 basis points and 1,213 basis points, respectively. Sector-wise, renewed enthusiasm over long-term growth prospects and strong earnings growth expectations drove Information Technology (+37.4%) and Health Care (+23.9%) higher. Materials (+24.2%) and Industrials (+22.1%) also had strong performance on a brighter outlook for global economic growth.

International Equity Market

Markets rallied in 2017 behind synchronized global growth, strong corporate earnings growth, improved investor sentiment and signs of diminishing political risks globally. After four years lagging US equities, international equities outperformed US equities during the year with the MSCI ACWI ex US Index returning 27.2%. The US dollar weakened in 2017, providing a boost for US investors holding foreign currencies – the MSCI ACWI ex US Index in local currency terms returned 18.2%.

For the second year in a row, emerging markets outpaced foreign developed markets with the MSCI Emerging Markets Index returning 37.3%, largely driven by a weakening US dollar, strong profits from technology companies, strengthening global economy and rising commodities prices. 2017’s return was the strongest year for broad emerging markets equity since they recovered from the global financial crisis in 2009.

Wilshire Mutual Funds, Inc. Letter to Shareholders (Unaudited) - (Continued)

Bond Market

The US fixed income market was positive for 2017 with the Bloomberg Barclays US Aggregate Bond Index returning 3.5%. Investment grade corporate securities led the rally during the year as credit overall did well over the period. The ICE Bank of America US High Yield Index returned 4.5% as spreads continued to tighten and remain near historical lows. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at its March, June and December meetings of its Federal Open Market Committee increasing the overnight rate to a range of 1.25% to 1.50% by the end of 2017. Additionally, the Federal Open Market Committee began to shrink its $4.5T balance sheet starting in October 2017.

During the first quarter, anticipation for quick and swift fiscal policy reforms from the Trump Administration fueled Treasury yields higher and the 10 Year US Treasury yield peaked at just over 2.60% in mid-March before falling to end the first quarter. The US Treasury curve continued to flatten over the remainder of the year with the bellwether 10-year Treasury yield ended the quarter at 2.40%, up slightly but approximately equal to year-end 2016. Globally, continued accommodative monetary policy, a weaker US Dollar, positive economic outlooks and subdued inflation boosted global fixed income. The Bloomberg Barclays Global Aggregate ex US Index returned 10.5% for the year.

Fund Performance Review

The Large Company Growth Portfolio Institutional Class returned 27.35%, underperforming the Russell 1000 Growth Index by 2.86%. The Large Company Value Portfolio Institutional Class returned 14.99%, outperforming the Russell 1000 Value Index by 1.33%. The Small Company Growth Portfolio Institutional Class returned 13.96%, underperforming the Russell 2000 Growth Index by 8.21%. The Small Company Value Portfolio Institutional Class returned 8.97%, outperforming the Russell 2000 Value Index by 1.13%. The Wilshire 5000 IndexSM Fund Institutional Class returned 20.57%, underperforming the Wilshire 5000 Total Market Index by 0.43%. The Wilshire International Equity Fund Institutional Class returned 25.92%, underperforming the MSCI All Country World ex-US Index by 1.27%. The Wilshire Income Opportunities Fund Institutional Class returned 5.84%, outperforming the Bloomberg Barclays US Universal Index by 1.75%. We are pleased with the Funds’ performance for 2017 and we are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Mutual Funds

Wilshire Mutual Funds, Inc. Letter to Shareholders (Unaudited) - (Continued)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transactions costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Investments in smaller companies typically exhibit higher volatility.

Investing involves risk including loss of principal. This report identifies each Portfolio’s investments on December 31, 2017. These holdings are subject to change. Not all investments in each Portfolio performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across developed markets countries around the world, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

Large Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/17	26.93%
Five Years Ended 12/31/17	14.38%
Ten Years Ended 12/31/17	7.34%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/17	30.21%
Five Years Ended 12/31/17	17.33%
Ten Years Ended 12/31/17	10.00%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Large Company Growth Portfolio, Investment Class Shares and the Russell 1000® Growth Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/17	27.35%
Five Years Ended 12/31/17	14.74%
Ten Years Ended 12/31/17	7.68%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/17	30.21%
Five Years Ended 12/31/17	17.33%
Ten Years Ended 12/31/17	10.00%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Large Company Growth Portfolio, Institutional Class Shares and the Russell 1000® Growth Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 21.0% in 2017 marking the ninth consecutive year of positive gains for the broad US equity market. Several factors contributed to this success, including a rebound in global economic growth and continued strength domestically. Investors also responded positively to the largest overhaul of the US tax system in 30 years. What also made the past year particularly impressive was the relative lack of volatility. The largest drawdown for the year was -2.75%, and there were only four trading days where the market was down 1% or more, making 2017 one of the least volatile years in nearly four decades. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at its March, June and December meetings of its Federal Open Market Committee increasing the overnight rate to a range of 1.25% to 1.50% by the end of 2017. Additionally, the Federal Open Market Committee began to shrink their $4.5T balance sheet starting in October 2017. For the year, growth securities strongly outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mostly positive for 2017. Renewed enthusiasm over long-term growth prospects and strong earnings growth expectations drove Information Technology (+37.4%) and Health Care (+23.9%) higher. Materials (+24.2%) and Industrials (+22.1%) also had strong performance on a brighter outlook for global economic growth. Conversely, Energy (-2.5%) was the worst performing sector. After retracting to start the year, crude oil prices moved higher towards the end of the year pushing above the $60-per-barrel mark by the end of the period. However, weak natural gas prices and concerns about companies’ ability to replace production with new reserves weighed on performance.

The Wilshire Large Company Growth Portfolio Institutional Class returned 27.35% in 2017, underperforming the Russell 1000 Growth Index return of 30.21% by 2.86%. The Portfolio was weighed down by weak stock selection in the Health Care and Industrials sectors as well as an underweight allocation to the Energy sector. Conversely, strong stock selection in the Consumer Staples and Materials sectors helped mitigate relative underperformance.

Despite the Portfolio’s underperformance versus its benchmark, we believe the Portfolio is well positioned going into 2018 as the market deals with ongoing macroeconomic and geopolitical issues.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2017)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Large Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/17	14.64%
Five Years Ended 12/31/17	13.69%
Ten Years Ended 12/31/17	6.13%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/17	13.66%
Five Years Ended 12/31/17	14.04%
Ten Years Ended 12/31/17	7.10%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Large Company Value Portfolio, Investment Class Shares and the Russell 1000® Value Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/17	14.99%
Five Years Ended 12/31/17	13.94%
Ten Years Ended 12/31/17	6.36%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/17	13.66%
Five Years Ended 12/31/17	14.04%
Ten Years Ended 12/31/17	7.10%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Large Company Value Portfolio, Institutional Class Shares and the Russell 1000® Value Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 21.0% in 2017 marking the ninth consecutive year of positive gains for the broad US equity market. Several factors contributed to this success, including a rebound in global economic growth and continued strength domestically. Investors also responded positively to the largest overhaul of the US tax system in 30 years. What also made the past year particularly impressive was the relative lack of volatility. The largest drawdown for the year was -2.75%, and there were only four trading days where the market was down 1% or more, making 2017 one of the least volatile years in nearly four decades. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at its March, June and December meetings of its Federal Open Market Committee increasing the overnight rate to a range of 1.25% to 1.50% by the end of 2017. Additionally, the Federal Open Market Committee began to shrink their $4.5T balance sheet starting in October 2017. For the year, growth securities strongly outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mostly positive for 2017. Renewed enthusiasm over long-term growth prospects and strong earnings growth expectations drove Information Technology (+37.4%) and Health Care (+23.9%) higher. Materials (+24.2%) and Industrials (+22.1%) also had strong performance on a brighter outlook for global economic growth. Conversely, Energy (-2.5%) was the worst performing sector. After retracting to start the year, crude oil prices moved higher towards the end of the year pushing above the $60-per-barrel mark by the end of the period. However, weak natural gas prices and concerns about companies’ ability to replace production with new reserves weighed on performance.

The Wilshire Large Company Value Portfolio Institutional Class returned 14.99% in 2017, outperforming the Russell 1000 Value Index return of 13.66% by 1.33%. The Portfolio benefited from strong stock selection in the Energy, Industrials and Consumer Staples sectors. Conversely, weak stock selection in the Financials and Information Technology sectors detracted from relative performance.

We are pleased with the Portfolio’s outperformance for 2017 and believe the Portfolio is well positioned going into 2018 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2017)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Small Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

One Year Ended 12/31/17	13.66%
Five Years Ended 12/31/17	15.39%
Ten Years Ended 12/31/17	8.77%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/17	22.17%
Five Years Ended 12/31/17	15.21%
Ten Years Ended 12/31/17	9.19%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Small Company Growth Portfolio, Investment Class Shares and the Russell 2000® Growth Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	During the ten years ended December 31, 2017, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the year ended December 31, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.16% of average net assets.
(1)	The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns*

One Year Ended 12/31/17	13.96%
Five Years Ended 12/31/17	15.70%
Ten Years Ended 12/31/17	9.04%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/17	22.17%
Five Years Ended 12/31/17	15.21%
Ten Years Ended 12/31/17	9.19%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Small Company Growth Portfolio, Institutional Class Shares and the Russell 2000® Growth Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	During the ten years ended December 31, 2017, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the year ended December 31, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.11% of average net assets.
(1)	The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 21.0% in 2017 marking the ninth consecutive year of positive gains for the broad US equity market. Several factors contributed to this success, including a rebound in global economic growth and continued strength domestically. Investors also responded positively to the largest overhaul of the US tax system in 30 years. What also made the past year particularly impressive was the relative lack of volatility. The largest drawdown for the year was -2.75%, and there were only four trading days where the market was down 1% or more, making 2017 one of the least volatile years in nearly four decades. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at its March, June and December meetings of its Federal Open Market Committee increasing the overnight rate to a range of 1.25% to 1.50% by the end of 2017. Additionally, the Federal Open Market Committee began to shrink their $4.5T balance sheet starting in October 2017. For the year, growth securities strongly outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mostly positive for 2017. Renewed enthusiasm over long-term growth prospects and strong earnings growth expectations drove Information Technology (+37.4%) and Health Care (+23.9%) higher. Materials (+24.2%) and Industrials (+22.1%) also had strong performance on a brighter outlook for global economic growth. Conversely, Energy (-2.5%) was the worst performing sector. After retracting to start the year, crude oil prices moved higher towards the end of the year pushing above the $60-per-barrel mark by the end of the period. However, weak natural gas prices and concerns about companies’ ability to replace production with new reserves weighed on performance.

The Wilshire Small Company Growth Portfolio Institutional Class returned 13.96% in 2017, underperforming the Russell 2000 Growth Index return of 22.17% by 8.21%. The Portfolio was weighed down by weak stock selection in the Health Care, Financials, and Consumer Discretionary sectors. Conversely, strong stock selection in the Consumer Staples, Industrials, and Information Technology sectors boosted absolute performance.

Despite the Portfolio’s underperformance versus its benchmark, we believe the Portfolio is well positioned going into 2018 as the market deals with ongoing macroeconomic and geopolitical issues.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2017)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Small Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

One Year Ended 12/31/17	8.65%
Five Years Ended 12/31/17	14.77%
Ten Years Ended 12/31/17	8.21%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/17	7.84%
Five Years Ended 12/31/17	13.01%
Ten Years Ended 12/31/17	8.17%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Small Company Value Portfolio, Investment Class Shares and the Russell 2000® Value Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

During the ten years ended December 31, 2017, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the year ended December 31, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.22% of average net assets.

(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns*

One Year Ended 12/31/17	8.97%
Five Years Ended 12/31/17	15.10%
Ten Years Ended 12/31/17	8.56%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Returns

One Year Ended 12/31/17	7.84%
Five Years Ended 12/31/17	13.01%
Ten Years Ended 12/31/17	8.17%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Small Company Value Portfolio, Institutional Class Shares and the Russell 2000® Value Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	During the ten years ended December 31, 2017, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the year ended December 31, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.16% of average net assets.
(1)	The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 21.0% in 2017 marking the ninth consecutive year of positive gains for the broad US equity market. Several factors contributed to this success, including a rebound in global economic growth and continued strength domestically. Investors also responded positively to the largest overhaul of the US tax system in 30 years. What also made the past year particularly impressive was the relative lack of volatility. The largest drawdown for the year was -2.75%, and there were only four trading days where the market was down 1% or more, making 2017 one of the least volatile years in nearly four decades. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at its March, June and December meetings of its Federal Open Market Committee increasing the overnight rate to a range of 1.25% to 1.50% by the end of 2017. Additionally, the Federal Open Market Committee began to shrink their $4.5T balance sheet starting in October 2017. For the year, growth securities strongly outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mostly positive for 2017. Renewed enthusiasm over long-term growth prospects and strong earnings growth expectations drove Information Technology (+37.4%) and Health Care (+23.9%) higher. Materials (+24.2%) and Industrials (+22.1%) also had strong performance on a brighter outlook for global economic growth. Conversely, Energy (-2.5%) was the worst performing sector. After retracting to start the year, crude oil prices moved higher towards the end of the year pushing above the $60-per-barrel mark by the end of the period. However, weak natural gas prices and concerns about companies’ ability to replace production with new reserves weighed on performance.

The Wilshire Small Company Value Portfolio Institutional Class returned 8.97% in 2017, outperforming the Russell 2000 Value Index return of 7.84% by 1.13%. The Portfolio benefited from strong selection in the Information Technology and Materials sectors. Conversely, weak stock selection in the Consumer Staples sector as well as an underweight allocation to Health Care detracted from relative performance.

We are pleased with the Portfolio’s outperformance for 2017 and believe the Portfolio is well positioned going into 2018 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2017)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Wilshire 5000 Indexsm Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/17	20.20%
Five Years Ended 12/31/17	14.98%
Ten Years Ended 12/31/17	8.00%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Returns

One Year Ended 12/31/17	21.00%
Five Years Ended 12/31/17	15.67%
Ten Years Ended 12/31/17	8.64%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM Fund, Investment Class Shares and the Wilshire 5000 IndexSM through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/17	20.57%
Five Years Ended 12/31/17	15.28%
Ten Years Ended 12/31/17	8.25%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Returns

One Year Ended 12/31/17	21.00%
Five Years Ended 12/31/17	15.67%
Ten Years Ended 12/31/17	8.64%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Wilshire 5000 IndexSM Fund, Institutional Class Shares and the Wilshire 5000 IndexSM through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 21.0% in 2017 marking the ninth consecutive year of positive gains for the broad US equity market. Several factors contributed to this success, including a rebound in global economic growth and continued strength domestically. Investors also responded positively to the largest overhaul of the US tax system in 30 years. What also made the past year particularly impressive was the relative lack of volatility. The largest drawdown for the year was -2.75%, and there were only four trading days where the market was down 1% or more, making 2017 one of the least volatile years in nearly four decades. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at its March, June and December meetings of its Federal Open Market Committee increasing the overnight rate to a range of 1.25% to 1.50% by the end of 2017. Additionally, the Federal Open Market Committee began to shrink their $4.5T balance sheet starting in October 2017. For the year, growth securities strongly outperformed value stocks and large capitalization stocks outperformed their smaller capitalization counterparts marking a sharp reversal from calendar year 2016 when value meaningfully outperformed growth across market capitalizations.

Sector performance for the Wilshire 5000 Total Market Index was mostly positive for 2017. Renewed enthusiasm over long-term growth prospects and strong earnings growth expectations drove Information Technology (+37.4%) and Health Care (+23.9%) higher. Materials (+24.2%) and Industrials (+22.1%) also had strong performance on a brighter outlook for global economic growth. Conversely, Energy (-2.5%) was the worst performing sector. After retracting to start the year, crude oil prices moved higher towards the end of the year pushing above the $60-per-barrel mark by the end of the period. However, weak natural gas prices and concerns about companies’ ability to replace production with new reserves weighed on performance.

The Wilshire 5000 Index Fund Institutional Class returned 20.57% in 2017, underperforming the Wilshire 5000 Index return of 21.00% by 0.43%. Underperformance is attributable to Portfolio expenses and is well within the range of historical experiences.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2017)

†	Based on percent of the Fund’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Wilshire International Equity Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

One Year Ended 12/31/17	25.54%
Five Years Ended 12/31/17	6.99%
Ten Years Ended 12/31/17	2.40%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)

Average Annual Total Returns

One Year Ended 12/31/17	27.19%
Five Years Ended 12/31/17	6.80%
Ten Years Ended 12/31/17	1.84%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

*	During the ten years ended December 31, 2017, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, historical total returns would have been lower. For the year ended December 31, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.04% of average net assets.
(1)	The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire International Equity Fund, Investment Class Shares and the MSCI All Country World Index Ex-U.S. through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns*

One Year Ended 12/31/17	25.92%
Five Years Ended 12/31/17	7.24%
Ten Years Ended 12/31/17	2.67%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)

Average Annual Total Returns

One Year Ended 12/31/17	27.19%
Five Years Ended 12/31/17	6.80%
Ten Years Ended 12/31/17	1.84%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

*	During the ten years ended December 31, 2017, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, historical total returns would have been lower. For the year ended December 31, 2017, the investment adviser did not reduce its fees or reimburse expenses.
(1)	The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Wilshire International Equity Fund, Institutional Class Shares and the MSCI All Country World Index Ex-U.S. through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

Markets rallied in 2017 behind synchronized global growth, strong corporate earnings growth, improved investor sentiment and signs of diminishing political risks globally. After four years lagging US equities, international equities outperformed US equities during the year with the MSCI ACWI ex US Index returning 27.2%. The US dollar weakened in 2017, providing a boost for US investors holding foreign currencies – the MSCI ACWI ex US Index in local currency terms returned 18.2%. The first half of the year was marked by increasing political risks as the U.K. officially triggered Article 50 launching the process to formally withdraw from the European Union and centrist Emmanuel Macron defeated anti-European Union nationalist Marine Le Pen in the French presidential election. The second half of the year saw rising political tensions in North Korea, however the market advanced higher amidst these concerns. In the third quarter investors cheered the re-election of German Chancellor Angela Merkel as she won her fourth term in office. For the second year in a row, emerging markets outpaced foreign developed markets with the MSCI Emerging Markets Index returning 37.3%, largely driven by a weakening US dollar, strong profits from technology companies, strengthening global economy and rising commodities prices. 2017’s return was the strongest year for broad emerging markets equity since they recovered from the global financial crisis in 2009.

All sectors of the MSCI ACWI ex US Index had positive performance in 2017. Information Technology (+50.5%) was the top performing sector lead by securities such as Chinese companies Alibaba Group and Tencent Holdings as well as Samsung Electronics (South Korea) and Nintendo (Japan). Materials (+32.6%) and Industrials (29.8%) also performed well as most commodities prices advanced for the year. Additionally, Energy closed out the second half of the year strong after being the worst performing, and only negatively returning, sector in the first half of the year. Energy returned 21.5% over the last six months of 2017 and 17.3% for the year.

The Wilshire International Equity Fund Institutional Class returned 25.92% in 2017, underperforming the MSCI ACWI ex US Index return of 27.19% by 1.27%. The Portfolio was weighed down by weak stock selection in the Consumer Discretionary and Industrials sectors and regionally within Japan. Additionally, an underweight allocation to emerging markets hurt performance. Conversely, strong stock selection in the Health Care and Materials sectors and regionally within Hong Kong and Australia helped mitigate relative underperformance.

Despite the Portfolio’s underperformance versus its benchmark, we believe the Portfolio is well positioned going into 2018 as the market deals with ongoing macroeconomic and geopolitical issues.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2017)

†	Based on percent of the Fund’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Wilshire Income Opportunities Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

One Year Ended 12/31/17	5.60%
Inception (03/30/16) through 12/31/17	5.43%

Bloomberg Barclays U.S. Universal Index(1)

Average Annual Total Returns

One Year Ended 12/31/17	4.09%
Inception (03/30/16) through 12/31/17	2.92%

*	During certain periods since inception, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, historical returns would have been lower. For the year ended December 31, 2017, the investment adviser reduced its fees or reimbursed expenses in the amount of 0.06% of average net assets.
(1)	The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some U.S. Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. The Bloomberg Barclays U.S. Universal Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in Shares of Wilshire Income Opportunities Fund, Investment Class Shares and the Bloomberg Barclays U.S. Universal Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

One Year Ended 12/31/17	5.84%
Inception (03/30/16) through 12/31/17	5.52%

Bloomberg Barclays U.S. Universal Index(1)

Average Annual Total Returns

One Year Ended 12/31/17	4.09%
Inception (03/30/16) through 12/31/17	2.92%

(1)	The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some U.S. Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. The Bloomberg Barclays U.S. Universal Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $250,000 Investment in Shares of Wilshire Income Opportunities Fund, Institutional Class Shares and the Bloomberg Barclays U.S. Universal Index through 12/31/17.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

The US fixed income market was positive for 2017 with the Bloomberg Barclays US Aggregate Bond Index returning 3.5%. Investment grade corporate securities led the rally during the year as credit overall did well over the period. The ICE Bank of America US High Yield Index returned 4.5% as spreads continued to tighten and remain near historical lows. Reflecting an improved outlook for growth, the Federal Reserve pushed forward with its plan to normalize short-term interest rates and raised the federal funds rate by 0.25% at its March, June and December meetings of its Federal Open Market Committee increasing the overnight rate to a range of 1.25% to 1.50% by the end of 2017. Additionally, the Federal Open Market Committee began to shrink its $4.5T balance sheet starting in October 2017. During the first quarter, anticipation for quick and swift fiscal policy reforms from the Trump Administration fueled Treasury yields higher and the 10 Year US Treasury yield peaked at just over 2.60% in mid-March before falling to end the first quarter. The US Treasury curve continued to flatten over the remainder of the year with the bellwether 10-year Treasury yield ending the year at 2.40%, up slightly but approximately equal to year-end 2016. Globally, continued accommodative monetary policy, a weaker US Dollar, positive economic outlooks and subdued inflation boosted global fixed income. The Bloomberg Barclays Global Aggregate ex US Index returned 10.5% for the year.

The Wilshire Income Opportunities Fund Institutional Class returned 5.84% for the year, outperforming the Bloomberg Barclays US Universal Index return of 4.09%. Positive yield carry, spread compression, particularly in RMBS, and positioning in high yield and investment grade corporates boosted overall performance. Holdings in bank loans weighed on performance for the period.

We are pleased with the Portfolio’s outperformance for 2017 and believe the Portfolio is well positioned going into 2018 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of December 31, 2017)

†	Based on percent of the Fund’s total investments in securities at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Portfolios and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

The table on the next page illustrates the Portfolios’ costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolios at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare the Portfolios’ costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that each Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not each Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess the Portfolios’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses (Unaudited) - (Continued)

	Beginning Account Value 07/01/2017	Ending Account Value 12/31/2017	Net Expense Ratio(1)	Expenses Paid During Period 07/01/17-12/31/17(2)
Large Company Growth Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,108.30	1.29%	$ 6.86
Institutional Class	$ 1,000.00	$ 1,110.00	0.97%	$ 5.16
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.70	1.29%	$ 6.56
Institutional Class	$ 1,000.00	$ 1,020.32	0.97%	$ 4.94
Large Company Value Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,095.40	1.25%	$ 6.60
Institutional Class	$ 1,000.00	$ 1,096.60	0.98%	$ 5.18
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.90	1.25%	$ 6.36
Institutional Class	$ 1,000.00	$ 1,020.27	0.98%	$ 4.99
Small Company Growth Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,079.20	1.47%	$ 7.70
Institutional Class	$ 1,000.00	$ 1,080.60	1.20%	$ 6.29
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.80	1.47%	$ 7.48
Institutional Class	$ 1,000.00	$ 1,019.16	1.20%	$ 6.11
Small Company Value Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,095.20	1.43%	$ 7.55
Institutional Class	$ 1,000.00	$ 1,097.00	1.17%	$ 6.18
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.00	1.43%	$ 7.27
Institutional Class	$ 1,000.00	$ 1,019.31	1.17%	$ 5.96

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses (Unaudited) - (Continued)

	Beginning Account Value 07/01/2017	Ending Account Value 12/31/2017	Net Expense Ratio(1)	Expenses Paid During Period 07/01/17-12/31/17(2)
Wilshire 5000 IndexSM Fund
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,109.60	0.61%	$ 3.24
Institutional Class	$ 1,000.00	$ 1,110.80	0.32%	$ 1.70
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,022.13	0.61%	$ 3.11
Institutional Class	$ 1,000.00	$ 1,023.59	0.32%	$ 1.63
Wilshire International Equity Fund
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,102.20	1.51%	$ 8.00
Institutional Class	$ 1,000.00	$ 1,103.80	1.26%	$ 6.68
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.59	1.51%	$ 7.68
Institutional Class	$ 1,000.00	$ 1,018.85	1.26%	$ 6.41
Wilshire Income Opportunities Fund
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,019.80	1.16%	$ 5.91
Institutional Class	$ 1,000.00	$ 1,020.10	0.96%	$ 4.89
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,019.36	1.16%	$ 5.90
Institutional Class	$ 1,000.00	$ 1,020.37	0.96%	$ 4.89

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	December 31, 2017

	Shares	Value
COMMON STOCKS — 98.9% (a)
Consumer Discretionary — 15.9%
Amazon.com, Inc. (b)	11,301	$13,216,181
Priceline Group, Inc. (The) (b)	1,965	3,414,659
Starbucks Corp.	40,875	2,347,452
TJX Cos., Inc. (The)	32,400	2,477,304
Ulta Beauty, Inc. (b)	9,425	2,107,996
Yum! Brands, Inc.	25,902	2,113,863
Other Securities (c) (d)		11,638,801
		37,316,256
Consumer Staples — 7.2%
Coca-Cola Co. (The)	61,907	2,840,293
Danone S.A. - ADR (d)	169,441	2,841,526
Monster Beverage Corp. (b)	107,045	6,774,878
Procter & Gamble Co. (The)	25,655	2,357,182
Other Securities (c) (d)		2,154,018
		16,967,897
Energy — 1.5%
Schlumberger Ltd.	40,815	2,750,522
Other Securities (c)		672,579
		3,423,101
Financials — 5.7%
Charles Schwab Corp. (The)	35,300	1,813,361
First Republic Bank	22,650	1,962,396
Goldman Sachs Group, Inc. (The)	6,725	1,713,261
SEI Investments Co.	39,931	2,869,441
Other Securities (c)		4,950,357
		13,308,816
Health Care — 14.1%
Alexion Pharmaceuticals, Inc. (b)	15,625	1,868,594
Align Technology, Inc. (b)	13,933	3,095,773
Celgene Corp. (b)	19,035	1,986,493
Cerner Corp. (b)	27,458	1,850,395
Edwards Lifesciences Corp. (b)	20,875	2,352,821
Novartis AG - ADR	18,777	1,576,517
Novo Nordisk A/S - ADR	54,960	2,949,702
Regeneron Pharmaceuticals, Inc. (b)	6,163	2,317,040
Varian Medical Systems, Inc. (b)	17,425	1,936,789
Zoetis, Inc.	33,025	2,379,121
Other Securities (c)		10,911,108
		33,224,353
Industrials — 7.1%
CSX Corp.	41,375	2,276,039
Deere & Co.	21,839	3,418,021
Expeditors International of Washington, Inc.	38,512	2,491,342
United Parcel Service, Inc. - Class B	16,435	1,958,230
Other Securities (c)		6,622,250
		16,765,882
Information Technology — 43.8%
Activision Blizzard, Inc.	42,805	2,710,413
Adobe Systems, Inc. (b)	12,215	2,140,557
Alibaba Group Holding Ltd. - ADR (b) (d)	31,128	5,367,401
Alphabet, Inc. - Class A (b)	4,148	4,369,503
Alphabet, Inc. - Class C (b)	8,154	8,532,346
Apple, Inc.	33,932	5,742,312
Applied Materials, Inc.	45,175	2,309,346
Arista Networks, Inc. (b)	8,325	1,961,204
Autodesk, Inc. (b)	28,897	3,029,273
Cisco Systems, Inc.	110,305	4,224,681
Cognex Corp.	35,350	2,162,006
Facebook, Inc. - Class A (b)	73,137	12,905,755
Microsoft Corp.	74,840	6,401,813
NVIDIA Corp.	11,906	2,303,811
Oracle Corp.	95,569	4,518,501
PayPal Holdings, Inc. (b)	41,285	3,039,402
QUALCOMM, Inc.	43,396	2,778,211
Red Hat, Inc. (b)	26,125	3,137,612
Salesforce.com, Inc. (b)	23,465	2,398,827
ServiceNow, Inc. (b)	11,950	1,558,161
Visa, Inc. - Class A (d)	84,725	9,660,344
Other Securities (c) (d)		11,643,555
		102,895,034
Materials — 2.8%
Sherwin-Williams Co. (The)	6,500	2,665,260
Other Securities (c) (d)		3,779,906
		6,445,166
Real Estate — 0.6%
Other Securities (c)		1,367,480

Telecommunication Services — 0.2%
Other Securities (c)		427,621

Utilities — 0.0% (e)
Other Securities (c)		17,658

Total Common Stocks (Cost $148,649,726)		232,159,264

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2017

	Shares	Value
MONEY MARKET FUNDS — 1.8%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (f)	2,635,435	$2,635,435
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.09% (f) (g)	1,614,019	1,614,019

Total Money Market Funds (Cost $4,249,454)		4,249,454

Total Investments at Value — 100.7% (Cost $152,899,180)		236,408,718

Liabilities in Excess of Other Assets — (0.7%)		(1,570,391)

Net Assets — 100.0%		$234,838,327

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)

Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2017.

(d)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $15,985,353 (Note 7).
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of December 31, 2017.
(g)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $1,614,019. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $14,796,474 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	December 31, 2017

	Shares	Value
COMMON STOCKS — 97.9% (a)
Consumer Discretionary — 6.3%
Omnicom Group, Inc.	17,637	$1,284,502
Target Corp. (b)	16,600	1,083,149
Other Securities (b) (c)		7,592,608
		9,960,259
Consumer Staples — 7.8%
Altria Group, Inc.	22,800	1,628,148
CVS Health Corp.	19,395	1,406,138
Philip Morris International, Inc.	23,706	2,504,539
Wal-Mart Stores, Inc.	37,643	3,717,246
Other Securities (b) (c)		3,107,644
		12,363,715
Energy — 12.0%
BP plc - ADR	75,697	3,181,544
Chevron Corp.	14,999	1,877,725
ConocoPhillips	26,697	1,465,398
Exxon Mobil Corp.	35,958	3,007,527
Halliburton Co.	21,916	1,071,035
Occidental Petroleum Corp.	22,400	1,649,984
Phillips 66	17,600	1,780,240
Royal Dutch Shell plc - Class A - ADR (b)	35,705	2,381,881
Other Securities (b) (c)		2,545,648
		18,960,982
Financials — 31.2%
American Express Co.	21,068	2,092,263
American International Group, Inc.	23,065	1,374,213
Bank of America Corp.	164,175	4,846,446
Berkshire Hathaway, Inc. - Class B (d)	6,282	1,245,219
Capital One Financial Corp.	19,481	1,939,918
Citigroup, Inc.	32,621	2,427,329
Franklin Resources, Inc.	38,834	1,682,677
Goldman Sachs Group, Inc. (The)	5,810	1,480,156
JPMorgan Chase & Co.	50,843	5,437,149
Loews Corp.	28,000	1,400,840
MetLife, Inc.	21,133	1,068,484
Morgan Stanley	25,386	1,332,003
State Street Corp.	25,529	2,491,886
UBS Group AG (b)	57,466	1,056,800
Voya Financial, Inc.	24,747	1,224,234
Wells Fargo & Co.	72,054	4,371,516
XL Group Ltd.	51,619	1,814,925
Other Securities (b) (c)		12,117,477
		49,403,535
Health Care — 11.5%
Cigna Corp.	6,106	1,240,068
Express Scripts Holding Co. (d)	17,200	1,283,808
Johnson & Johnson	21,465	2,999,090
McKesson Corp.	6,935	1,081,513
Merck & Co., Inc.	50,811	2,859,135
Mylan N.V. (d)	37,572	1,589,671
Pfizer, Inc.	110,487	4,001,839
Other Securities (c)		3,234,508
		18,289,632
Industrials — 10.5%
Dover Corp.	14,222	1,436,280
Johnson Controls International plc	40,216	1,532,632
Southwest Airlines Co.	20,300	1,328,635
Stanley Black & Decker, Inc.	14,038	2,382,108
United Technologies Corp.	16,205	2,067,271
Other Securities (c)		7,900,707
		16,647,633
Information Technology — 8.8%
Cisco Systems, Inc.	28,082	1,075,541
Hewlett Packard Enterprise Co.	95,119	1,365,909
Oracle Corp.	55,115	2,605,836
QUALCOMM, Inc.	28,701	1,837,437
Other Securities (b) (c)		7,079,913
		13,964,636
Materials — 2.8%
DowDuPont, Inc.	31,800	2,264,795
Other Securities (b) (c)		2,139,335
		4,404,130
Real Estate — 1.7%
Other Securities (b) (c)		2,735,483

Telecommunication Services — 2.3%
AT&T, Inc.	48,020	1,867,017
Verizon Communications, Inc.	34,460	1,823,968
Other Securities (c)		49,234
		3,740,219
Utilities — 3.0%
Entergy Corp.	14,020	1,141,089
Other Securities (b) (c)		3,587,783
		4,728,872
Total Common Stocks (Cost $117,991,953)		155,199,096

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2017

	Shares	Value
RIGHTS — 0.0% (e)
Safeway CVR - Casa Ley (d) (f)	1,118	$1,135
Safeway CVR - PDC (d) (f)	1,118	0
Total Rights (Cost $—)		1,135

MONEY MARKET FUNDS — 2.0%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (g)	3,055,851	3,055,851
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.09% (g) (h)	127,466	127,466

Total Money Market Funds (Cost $3,183,317)		3,183,317

Total Investments at Value — 99.9% (Cost $121,175,270)		158,383,548

Other Assets in Excess of Liabilities — 0.1%		86,264

Net Assets — 100.0%		$158,469,812

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.

CVR — Contingent Value Right.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $5,439,871 (Note 7).
(c)

Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2017.

(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)

Level 3 security. Security has been valued at fair value in accordance with the procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $1,135 as of December 31, 2017, representing 0.0% (e) of net assets (Note 2).

(g)	The rate shown is the 7-day effective yield as of December 31, 2017.
(h)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $127,466. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,448,268 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	December 31, 2017

	Shares	Value
COMMON STOCKS — 97.4% (a)
Consumer Discretionary — 9.8%
LCI Industries	4,877	$634,010
Sonic Corp. (b)	10,335	284,006
Steven Madden Ltd. (c)	23,377	1,091,707
TopBuild Corp. (c)	3,067	232,294
Other Securities (b) (d)		2,445,752
		4,687,769
Consumer Staples — 5.8%
Calavo Growers, Inc. (b)	12,306	1,038,626
Inter Parfums, Inc.	16,205	704,106
J & J Snack Foods Corp.	3,360	510,149
Other Securities (b) (d)		520,515
		2,773,396
Energy — 3.1%
Callon Petroleum Co. (b) (c)	32,845	399,067
WildHorse Resource Development Corp. (b) (c)	41,990	773,035
Other Securities (b) (d)		314,311
		1,486,413
Financials — 8.8%
Banc of California, Inc. (b)	51,510	1,063,682
CenterState Bank Corp. (b)	17,699	455,395
Essent Group Ltd. (c)	5,485	238,159
LegacyTexas Financial Group, Inc.	18,945	799,668
South State Corp.	3,970	345,986
Veritex Holdings, Inc. (c)	9,520	262,657
Other Securities (b) (d)		1,054,767
		4,220,314
Health Care — 21.8%
Cambrex Corp. (c)	17,089	820,272
Cantel Medical Corp.	6,565	675,343
Cotiviti Holdings, Inc. (c)	13,139	423,207
Heska Corp. (c)	2,870	230,203
LeMaitre Vascular, Inc.	7,450	237,208
Masimo Corp. (c)	2,425	205,640
Medidata Solutions, Inc. (b) (c)	8,705	551,636
Neogen Corp. (c)	4,285	352,270
PRA Health Sciences, Inc. (c)	14,820	1,349,657
Prestige Brands Holdings, Inc. (c)	13,800	612,857
Repligen Corp. (b) (c)	17,489	634,500
Supernus Pharmaceuticals, Inc. (b) (c)	13,560	540,366
Tabula Rasa HealthCare, Inc. (c)	14,792	414,916
Other Securities (b) (d)		3,403,727
		10,451,802
Industrials — 18.6%
Insteel Industries, Inc.	15,547	440,290
Knoll, Inc.	28,775	662,976
Mercury Systems, Inc. (c)	9,550	490,392
PGT Innovations, Inc. (c)	24,540	413,498
Saia, Inc. (c)	16,040	1,134,831
SiteOne Landscape Supply, Inc. (b) (c)	11,791	904,369
WageWorks, Inc. (c)	12,250	759,501
Other Securities (b) (d)		4,117,882
		8,923,739
Information Technology — 23.0%
BroadSoft, Inc. (b) (c)	9,038	496,186
Cabot Microelectronics Corp.	5,420	509,914
CEVA, Inc. (c)	11,189	516,371
Ellie Mae, Inc. (b) (c)	4,718	421,789
Inphi Corp. (b) (c)	10,665	390,339
MAXIMUS, Inc.	9,615	688,241
MaxLinear, Inc. - Class A (c)	16,190	427,740
MINDBODY, Inc. - Class A (b) (c)	19,067	580,589
Pegasystems, Inc. (b)	21,069	993,403
Qualys, Inc. (c)	16,531	981,115
Silicon Laboratories, Inc. (c)	4,315	381,015
WNS Holdings Ltd. - ADR (c)	12,797	513,544
Other Securities (b) (d)		4,187,024
		11,087,270
Materials — 4.1%
Louisiana-Pacific Corp. (c)	9,280	243,693
Quaker Chemical Corp.	4,750	716,253
Trinseo S.A. (b)	2,960	214,896
Other Securities (b) (d)		804,286
		1,979,128
Real Estate — 0.9%
Other Securities (b) (d)		427,510

Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.	9,605	435,106
Other Securities (d)		96,445
		531,551

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2017

	Shares	Value
COMMON STOCKS — 97.4% (a) (Continued)
Utilities — 0.4%
Other Securities (d)		$174,935

Total Common Stocks (Cost $36,852,914)		46,743,827

RIGHTS — 0.0% (e)
Dyax Corp. (c) (f) (Cost $—)	860	0

MONEY MARKET FUNDS — 10.4%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (g)	1,624,978	1,624,978
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.09% (g) (h)	3,365,468	3,365,468

Total Money Market Funds (Cost $4,990,446)		4,990,446

Total Investments at Value — 107.8% (Cost $41,843,360)		51,734,273

Liabilities in Excess of Other Assets — (7.8%)		(3,749,822)

Net Assets — 100.0%		$47,984,451

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $10,257,245 (Note 7).
(c)	Non-income producing security.
(d)

Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2017.

(e)	Percentage rounds to less than 0.1%.
(f)

Level 3 security. Security has been valued at fair value in accordance with the procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of December 31, 2017, representing 0.0% (e) of net assets (Note 2).

(g)	The rate shown is the 7-day effective yield as of December 31, 2017.
(h)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $3,365,468. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,237,842 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	December 31, 2017

	Shares	Value
COMMON STOCKS — 98.1% (a)
Consumer Discretionary — 11.8%
Aaron's, Inc.	5,491	$218,816
Deckers Outdoor Corp. (b)	4,299	344,995
Hooker Furniture Corp.	14,777	627,284
Stoneridge, Inc. (b)	19,013	434,637
Taylor Morrison Home Corp. - Class A (b)	17,550	429,449
TRI Pointe Group, Inc. (b) (c)	43,796	784,824
Other Securities (c) (d)		1,921,796
		4,761,801
Consumer Staples — 2.8%
John B. Sanfilippo & Son, Inc. (c)	3,974	251,355
Landec Corp. (b)	41,105	517,922
Other Securities (c) (d)		373,107
		1,142,384
Energy — 8.2%
Carrizo Oil & Gas, Inc. (b) (c)	41,555	884,290
PDC Energy, Inc. (b)	15,396	793,510
SRC Energy, Inc. (b) (c)	51,302	437,606
Other Securities (c) (d)		1,174,042
		3,289,448
Financials — 28.8%
Ameris Bancorp	8,675	418,135
Aspen Insurance Holdings Ltd.	12,580	510,747
Bank of N.T. Butterfield & Son Ltd. (The)	18,575	674,087
BankUnited, Inc.	5,875	239,230
Banner Corp.	3,775	208,078
Hilltop Holdings, Inc. (c)	9,030	228,730
HomeStreet, Inc. (b) (c)	19,476	563,831
Hope Bancorp, Inc.	18,660	340,545
Meridian Bancorp, Inc.	11,780	242,668
PacWest Bancorp	10,520	530,208
Radian Group, Inc.	9,961	205,296
Texas Capital Bancshares, Inc. (b) (c)	2,520	224,028
Western Alliance Bancorp (b)	15,030	851,000
Other Securities (c) (d)		6,333,358
		11,569,941
Health Care — 3.1%
Globus Medical, Inc. - Class A (b) (c)	7,360	302,496
LivaNova plc (b)	3,230	258,142
Other Securities (c) (d)		688,753
		1,249,391
Industrials — 12.7%
Albany International Corp. - Class A	10,365	636,929
Apogee Enterprises, Inc. (c)	4,470	204,413
EnerSys	7,197	501,127
GP Strategies Corp. (b)	10,895	252,764
Orbital ATK, Inc.	2,337	307,317
Other Securities (c) (d)		3,216,509
		5,119,059
Information Technology — 14.1%
Coherent, Inc. (b)	2,055	579,961
Cray, Inc. (b) (c)	13,090	316,778
Entegris, Inc.	13,280	404,376
Integrated Device Technology, Inc. (b)	12,935	384,558
Lattice Semiconductor Corp. (b)	65,455	378,330
Mellanox Technologies Ltd. (b) (c)	11,720	758,284
Mitel Networks Corp. (b)	60,925	501,413
Novanta, Inc. (b)	5,920	296,000
Other Securities (c) (d)		2,038,222
		5,657,922
Materials — 8.4%
Boise Cascade Co.	11,430	456,057
Kaiser Aluminum Corp.	4,277	456,998
Louisiana-Pacific Corp. (b)	18,872	495,578
Materion Corp.	5,668	275,465
P.H. Glatfelter Co.	11,170	239,485
Trinseo S.A.	2,839	206,111
Other Securities (c) (d)		1,244,569
		3,374,263
Real Estate — 5.9%
Brandywine Realty Trust	17,338	315,378
Getty Realty Corp.	11,667	316,876
Ramco-Gershenson Properties Trust	29,250	430,852
Sabra Health Care REIT, Inc.	18,131	340,318
Other Securities (c) (d)		985,103
		2,388,527
Telecommunication Services — 0.0% (e)
Other Securities (d)		2,925

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2017

	Shares	Value
COMMON STOCKS — 98.1% (a) (Continued)
Utilities — 2.3%
Ormat Technologies, Inc.	3,982	$254,689
Other Securities (c) (d)		655,063
		909,752
Total Common Stocks (Cost $31,716,297)		39,465,413

MONEY MARKET FUNDS — 4.4%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (f)	782,990	782,990
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.09% (f) (g)	1,001,671	1,001,671

Total Money Market Funds (Cost $1,784,661)		1,784,661

Total Investments at Value — 102.5% (Cost $33,500,958)		41,250,074

Liabilities in Excess of Other Assets — (2.5%)		(1,025,723)

Net Assets — 100.0%		$40,224,351

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $6,418,286 (Note 7).
(d)

Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2017.

(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of December 31, 2017.
(g)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $1,001,671. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,625,851 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	December 31, 2017

	Shares	Value
COMMON STOCKS — 99.4% (a)
Consumer Discretionary — 12.5%
Amazon.com, Inc. (b)	2,908	$3,400,818
Comcast Corp. - Class A	29,648	1,187,401
Home Depot, Inc. (The)	8,054	1,526,474
McDonald's Corp.	6,068	1,044,425
Walt Disney Co. (The)	10,918	1,173,794
Other Securities (c) (d)		14,672,678
		23,005,591
Consumer Staples — 7.6%
Altria Group, Inc.	11,691	834,854
Coca-Cola Co. (The)	27,490	1,261,241
PepsiCo, Inc.	9,699	1,163,104
Philip Morris International, Inc.	10,726	1,133,202
Procter & Gamble Co. (The)	17,430	1,601,468
Wal-Mart Stores, Inc.	10,939	1,080,225
Other Securities (c) (d)		6,900,116
		13,974,210
Energy — 5.8%
Chevron Corp.	13,833	1,731,752
Exxon Mobil Corp.	30,298	2,534,124
Other Securities (c) (d)		6,380,424
		10,646,300
Financials — 15.6%
Bank of America Corp.	72,498	2,140,140
Berkshire Hathaway, Inc. - Class B (b)	15,706	3,113,242
Citigroup, Inc.	20,065	1,493,036
Goldman Sachs Group, Inc. (The)	2,765	704,410
JPMorgan Chase & Co.	24,732	2,644,839
Wells Fargo & Co.	32,147	1,950,357
Other Securities (c) (d)		16,749,579
		28,795,603
Health Care — 12.4%
Abbott Laboratories	12,635	721,079
AbbVie, Inc.	10,100	976,770
Amgen, Inc.	4,500	782,549
Bristol-Myers Squibb Co.	12,225	749,148
Gilead Sciences, Inc.	9,017	645,977
Johnson & Johnson	19,625	2,742,004
Merck & Co., Inc.	20,155	1,134,121
Pfizer, Inc.	43,962	1,592,303
UnitedHealth Group, Inc.	6,576	1,449,744
Other Securities (c) (d)		12,062,679
		22,856,374
Industrials — 10.8%
3M Co.	4,256	1,001,735
Boeing Co. (The)	4,038	1,190,846
Caterpillar, Inc.	4,331	682,478
General Electric Co.	60,816	1,061,239
Honeywell International, Inc.	5,622	862,190
Union Pacific Corp.	5,627	754,580
United Technologies Corp.	5,952	759,296
Other Securities (c) (d)		13,719,773
		20,032,137
Information Technology — 22.4%
Alphabet, Inc. - Class C (b)	4,183	4,377,090
Apple, Inc.	37,983	6,427,862
Cisco Systems, Inc.	36,598	1,401,702
Facebook, Inc. - Class A (b)	16,349	2,884,944
Intel Corp.	34,918	1,611,814
International Business Machines Corp.	6,425	985,723
MasterCard, Inc. - Class A	6,945	1,051,194
Microsoft Corp.	56,162	4,804,096
NVIDIA Corp.	3,547	686,345
Oracle Corp.	23,530	1,112,497
QUALCOMM, Inc.	10,805	691,736
Texas Instruments, Inc.	6,205	648,050
Visa, Inc. - Class A (d)	11,316	1,290,249
Other Securities (c) (d)		13,401,529
		41,374,831
Materials — 3.3%
DowDuPont, Inc.	15,951	1,136,029
Other Securities (c) (d)		4,922,652
		6,058,681
Real Estate — 4.0%
Other Securities (c) (d)		7,341,414

Telecommunication Services — 2.1%
AT&T, Inc.	44,270	1,721,217
Verizon Communications, Inc.	28,643	1,516,074
Other Securities (c) (d)		574,684
		3,811,975
Utilities — 2.9%
Other Securities (c) (d)		5,407,926

Total Common Stocks (Cost $56,161,419)		183,305,042

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	December 31, 2017

	Shares	Value
RIGHTS — 0.0% (e)
AMR Corp., Escrow (b) (f)	3,275	$6,353
Dyax Corp. (b) (d) (f)	1,200	—
Media General, Inc. - CVR (b) (f)	794	—
Safeway CVR - Casa Ley (b) (f)	2,075	2,106
Safeway CVR - PDC (b) (f)	2,075	1
Total Rights (Cost $—)		8,460

MONEY MARKET FUNDS — 2.1%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (g)	2,069,284	2,069,284
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.09% (g) (h)	1,815,226	1,815,226

Total Money Market Funds (Cost $3,884,510)		3,884,510

Total Investments at Value — 101.5% (Cost $60,045,929)		187,198,012

Liabilities in Excess of Other Assets — (1.5%)		(2,790,304)

Net Assets — 100.0%		$184,407,708

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

CVR — Contingent Value Right.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)

Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2017.

(d)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $11,934,916 (Note 7).
(e)	Percentage rounds to less than 0.1%.
(f)

Level 3 security. Security has been valued at fair value in accordance with the procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $8,460 as of December 31, 2017, representing 0.0% (e) of net assets (Note 2).

(g)	The rate shown is the 7-day effective yield as of December 31, 2017.
(h)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $1,815,226. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $10,476,789 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments	December 31, 2017

	Shares	Value
COMMON STOCKS — 96.4%
Australia — 3.1%
CSL Ltd. (a)	52,442	$5,763,677
Other Securities (a) (b)		5,226,278
		10,989,955
Austria — 0.1%
Other Securities (a) (b)		396,445

Belgium — 0.3%
Other Securities (a) (b)		1,074,265

Bermuda — 0.3%
Other Securities (a) (b)		968,774

Brazil — 1.8%
Raia Drogasil S.A. (a)	99,310	2,751,557
Other Securities (b) (f)		3,654,167
		6,405,724
Canada — 4.4%
Canadian Pacific Railway Ltd.	24,798	4,532,083
Dollarama, Inc.	22,443	2,803,612
Other Securities (a) (b) (f)		8,327,215
		15,662,910
Cayman Islands — 4.9%
Baidu.com, Inc. - ADR (c)	17,127	4,011,314
Tencent Holdings Ltd. (a)	117,455	6,079,222
Other Securities (a) (b) (f)		7,501,351
		17,591,887
Chile — 0.2%
Other Securities (a) (b)		580,881

China — 0.9%
Other Securities (a) (b)		3,150,986

Colombia — 0.1%
Other Securities (a) (b)		256,066

Curacao — 0.9%
Schlumberger Ltd.	45,846	3,089,561

Denmark — 3.7%
Carlsberg A/S - Series B (a)	22,421	2,689,049
Chr. Hansen Holding A/S (a)	40,176	3,766,476
Novozymes A/S (a)	57,770	3,297,829
Other Securities (a) (b)		3,342,355
		13,095,709
Finland — 0.4%
Other Securities (a) (b)		1,507,261

France — 8.3%
AXA S.A. (a)	91,048	2,697,845
Engie S.A. (a) (c)	154,030	2,647,811
Essilor International S.A. (a)	37,796	5,205,690
Hermes International (a)	6,150	3,289,838
LVMH Moet Hennessy Louis Vuitton SE (a)	16,127	4,733,008
Other Securities (a) (b)		10,998,925
		29,573,116
Germany — 4.6%
adidas AG (a)	16,343	3,268,188
Deutsche Boerse AG (a)	21,747	2,516,930
Other Securities (a) (b)		10,430,677
		16,215,795
Greece — 0.0% (d)
Other Securities (a) (b)		93,525

Hong Kong — 2.8%
AIA Group Ltd. (a)	836,000	7,110,712
Other Securities (a) (b)		2,815,794
		9,926,506
Hungary — 0.1%
Other Securities (a) (b)		188,636

India — 2.3%
HDFC Bank Ltd. - ADR	41,569	4,226,319
Tata Motors Ltd. - ADR (c)	77,650	2,567,886
Other Securities (a) (b)		1,230,040
		8,024,245
Indonesia — 0.1%
Other Securities (a) (b)		497,894

Ireland — 2.7%
Accenture plc - Class A	31,053	4,753,903
ICON plc (c)	25,037	2,807,900
Other Securities (b)		2,205,911
		9,767,714
Isle of Man — 0.1%
Other Securities (b)		437,909

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	December 31, 2017

	Shares	Value
COMMON STOCKS — 96.4% (Continued)
Israel — 0.2%
Other Securities (a) (b)		$702,717

Italy — 1.8%
Other Securities (a) (b)		6,269,868

Japan — 14.6%
Fast Retailing Co. Ltd. (a)	6,700	2,663,775
Keyence Corp. (a)	9,660	5,395,900
Panasonic Corp. (a)	258,348	3,769,975
Secom Co. Ltd. (a)	40,900	3,085,340
Sumitomo Mitsui Financial Group, Inc. (a)	93,900	4,047,154
Sysmex Corp. (a)	32,955	2,587,430
Other Securities (a) (b) (f)		30,479,340
		52,028,914
Jersey — 1.6%
Experian plc (a)	228,707	5,040,967
Other Securities (a) (b)		503,221
		5,544,188
Korea (Republic of) — 1.6%
Other Securities (a) (b)		5,865,872

Luxembourg — 1.0%
ArcelorMittal (a)	109,153	3,541,015

Malaysia — 0.1%
Other Securities (a) (b)		322,853

Mexico — 0.8%
Wal-Mart de Mexico S.A.B. de C.V.	1,139,575	2,794,818
Other Securities (b)		4,703
		2,799,521
Netherlands — 6.5%
AerCap Holdings N.V. (c)	72,057	3,790,919
Core Laboratories N.V. (f)	24,883	2,725,933
Koninklijke DSM N.V. (a)	29,016	2,771,514
Yandex N.V. - Class A (c)	96,789	3,169,840
Other Securities (a) (b) (f)		10,659,567
		23,117,773
New Zealand — 0.0% (d)
Other Securities (a) (b)		11,617

Norway — 0.9%
DNB ASA (a)	144,985	2,683,940
Other Securities (a) (b) (f)		496,247
		3,180,187
Philippines — 0.1%
Other Securities (a) (b)		360,622

Poland — 0.2%
Other Securities (a) (b)		778,889

Portugal — 0.1%
Other Securities (a) (b)		220,559

Russian Federation — 0.5%
Other Securities (b)		1,728,578

Singapore — 1.1%
DBS Group Holdings Ltd. (a)	173,810	3,214,720
Other Securities (a) (b)		786,461
		4,001,181
South Africa — 0.4%
Other Securities (a) (b)		1,527,133

Spain — 3.0%
ACS Actividades de Construccion y Servicios S.A. (a)	68,758	2,685,735
Other Securities (a) (b) (f)		7,987,560
		10,673,295
Sweden — 1.6%
Atlas Copco AB - A Shares (a)	92,300	3,983,271
Other Securities (a) (b)		1,629,137
		5,612,408
Switzerland — 6.2%
Chubb Ltd.	31,580	4,614,785
Nestlé S.A. (a)	56,987	4,900,133
Roche Holdings AG (a) (c)	12,087	3,056,639
Sika AG (a)	332	2,634,412
Other Securities (a) (b) (f)		6,862,506
		22,068,475
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (f)	105,071	4,166,065
Other Securities (a) (b) (f)		1,801,975
		5,968,040

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	December 31, 2017

	Shares	Value
COMMON STOCKS — 96.4% (Continued)
Thailand — 0.1%
Other Securities (a) (b)		$184,703

Turkey — 0.1%
Other Securities (a) (b)		472,600

United Kingdom — 10.0%
BHP Billiton plc (a)	186,259	3,765,959
British American Tobacco plc (a)	63,402	4,285,600
Compass Group plc (a)	209,024	4,506,706
HSBC Holdings plc - ADR (f)	48,374	2,498,034
Reckitt Benckiser Group plc (a)	55,477	5,175,282
Royal Dutch Shell plc - Class A - ADR (f)	37,967	2,532,779
Other Securities (a) (b) (f)		12,880,085
		35,644,445
United States — 0.1%
Other Securities (b) (f)		519,394

Total Common Stocks (Cost $277,042,617)		342,640,611

PREFERRED STOCKS — 0.3%
Brazil — 0.2%
Other Securities (a) (b)	57,900	672,466

Korea (Republic of) — 0.1%
Other Securities (a) (b)		316,569

Total Preferred Stocks (Cost $850,747)		989,035

RIGHTS — 0.0% (d)
Other Securities (b) (Cost $—)		11,588

MONEY MARKET FUNDS — 4.4%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13%(e)	10,252,870	10,252,870
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 1.09%(e) (g)	5,530,010	5,530,010

Total Money Market Funds (Cost $15,782,880)		15,782,880

Total Investments at Value — 101.1% (Cost $293,676,244)		359,424,114

Liabilities in Excess of Other Assets — (1.1%)		(4,112,086)

Net Assets — 100.0%		$355,312,028

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800)607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.

(a)	Level 2 security (Note 2).
(b)

Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2017.

(c)	Non-income producing security.
(d)	Percentage rounds to less than 0.1%
(e)	The rate shown is the 7-day effective yield as of December 31, 2017.
(f)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $19,812,414 (Note 7).
(g)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $5,530,010. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $14,820,487 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments	December 31, 2017

	Par Value	Value
U.S. TREASURY OBLIGATIONS — 12.6%
U.S. Treasury Bills — 1.2%
1.259%, due 03/08/18 (a)	$3,540,000	$3,531,731
1.463%, due 06/07/18 (a)	300,000	298,092
		3,829,823
U.S. Treasury Bonds — 1.9%
2.250%, due 10/31/24	1,110,000	1,104,884
2.750%, due 11/15/42	1,470,000	1,479,302
3.625%, due 08/15/43	1,100,000	1,283,820
2.875%, due 08/15/45	1,890,000	1,938,284
		5,806,290
U.S. Treasury Notes — 6.2%
0.750%, due 10/31/18	2,890,000	2,866,180
1.250%, due 11/30/18	1,920,000	1,910,625
1.125%, due 01/15/19	950,000	943,098
1.125%, due 09/30/21	670,000	646,471
1.250%, due 10/31/21	1,630,000	1,579,063
1.750%, due 11/30/21	1,600,000	1,577,688
2.000%, due 12/31/21	1,580,000	1,571,977
1.875%, due 01/31/22	1,600,000	1,583,375
1.750%, due 03/31/22	1,930,000	1,898,336
1.875%, due 08/31/24	1,330,000	1,294,204
2.125%, due 09/30/24	1,610,000	1,589,749
2.375%, due 05/15/27	550,000	548,432
2.250%, due 08/15/27	1,610,000	1,587,359
		19,596,557
U.S. Treasury Inflation-Protected Notes — 0.7%
0.125%, due 04/15/22	2,282,130	2,266,059

U.S. Treasury Strips — 2.6%
3.140%, due 11/15/44 (a)	8,230,000	3,907,005
2.959%, due 11/15/46 (a)	9,815,000	4,386,236
		8,293,241
Total U.S. Treasury Obligations (Cost $39,215,201)		39,791,970

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Federal Home Loan Bank — 0.3%
1.241%, due 01/05/18 (a)	1,000,000	999,862

Federal Home Loan Mortgage Corp. — 1.3%
2.874%, due 09/15/29 (a)	3,000,000	2,124,851
3.068%, due 12/14/29 (a)	1,450,000	1,016,628
4.288%, due 03/15/31 (a)	1,250,000	837,210
		3,978,689
Federal National Mortgage Association — 1.6%
2.948%, due 05/15/29 (a)	3,700,000	2,639,944
3.018%, due 01/15/30 (a)	775,000	541,384
3.075%, due 05/15/30 (a)	2,900,000	1,999,407
		5,180,735
Tennessee Valley Authority — 0.5%
5.375%, due 04/01/56	410,000	582,087
4.250%, due 09/15/65	700,000	827,577
		1,409,664
Total U.S. Government Agency Obligations (Cost $11,500,303)		11,568,950

AGENCY MORTGAGE-BACKED OBLIGATIONS — 9.7%
Federal Home Loan Mortgage Corp. — 3.6%
Series K070, Class A2, 3.303%, due 11/25/27 (b)	1,300,000	1,344,713
Series 4249, Class CS, 4.300%, due 09/15/43	1,303,316	1,134,254
Series 4355, Class ZX, 4.000%, due 05/15/44	5,175,027	5,517,749
Series 2015-R1, Class B1, 144A, 2.660% due 11/01/55 (b)	977,433	1,100,223
Series 17-3, Class MT, 2.999%, due 07/25/56 (b)	978,805	960,823
Series 17-4, Class HT, 2.250%, due 06/25/57 (b)	1,600,000	1,594,150
		11,651,912
Federal Home Loan Mortgage Corp. Interest-Only Strips — 0.3%
Series K-722, Class X1, 1.442%, due 03/01/23 (b)	2,266,072	125,631
Series 4077, Class TS, 4.749% (1MO LIBOR + 600), due 05/15/41 (b)	1,618,980	216,874
Series 3966, Class SA, 4.649% (1MO LIBOR + 590), due 12/15/41 (b)	2,229,907	297,554
Series 4089, Class SH, 4.749% (1MO LIBOR + 600), due 08/15/42 (b)	1,788,033	268,330
		908,389
Federal National Mortgage Association — 5.3%
Series KGX1, Class AFX, 2.999%, due 10/25/27 (b)	1,500,000	1,500,416
Pool #FN AN7918, 3.010%, due 12/01/27	1,600,000	1,615,430
Pool #FN AN6349, 2.990%, due 09/01/29	500,000	498,162

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 9.7% (Continued)
Federal National Mortgage Association — 5.3% (Continued)
Pool #FN AN6807, 2.960%, due 11/01/29	$500,000	$495,898
Pool #FN AN7885, 3.000%, due 12/01/29	1,000,000	998,559
Pool #FN AN7889, 3.120%, due 01/01/30 (c)	1,000,000	1,011,527
Pool #FN AN7947, 3.160%, due 01/01/30 (c)	1,600,000	1,613,976
TBA, 3.170%, due 01/01/30	850,000	858,766
TBA, 3.220%, due 01/01/30	650,000	659,953
TBA, 3.230%, due 01/01/30	1,000,000	1,021,797
TBA, 3.030%, due 02/01/30 (c)	800,000	799,741
Pool #FN AN6651, 2.940%, due 10/01/32	1,445,897	1,428,710
Pool #FN AN6696, 3.120%, due 10/01/32 (c)	500,000	496,405
TBA, 3.250%, due 01/01/33	1,000,000	1,008,125
Series 2016-75, Class ZP, 3.000%, due 10/25/46	1,419,855	1,260,792
TBA, 3.030%, due 12/01/47	1,500,000	1,500,938
		16,769,195
Federal National Mortgage Association Interest-Only Strips — 0.5%
Series 2011-124, Class NS, 5.172% (1MO LIBOR + 650), due 12/25/41 (b)	1,910,865	307,256
Series 2012-20, Class SA, 4.897% (1MO LIBOR + 645), due 03/25/42 (b)	1,797,200	271,225
Series 2012-76, Class SC, 4.447% (1MO LIBOR + 600), due 07/25/42 (b)	856,994	133,339
Series 2014-28, Class SD, 4.722% (1MO LIBOR + 650), due 05/25/44 (b)	5,921,575	901,279
		1,613,099
Total Agency Mortgage-Backed Obligations (Cost $31,715,527)		30,942,595

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 15.3%
A10, LLC, Series 2016-1, Class A-1, 2.420%, due 03/15/35	25,601	25,636
Alliance Bancorp Trust, Series 2007-OA1, Class A-1, 1.568% (1MO LIBOR + 24), due 07/25/37 (b)	1,063,508	866,804
American Home Mortgage Assets, Series 2006-4, Class I-A1-1, 1.517% (1MO LIBOR + 19), due 10/25/46 (b)	1,145,203	835,174
American Home Mortgage Assets, Series 2006-6, Class A-1-A, 1.518% (1MO LIBOR + 19), due 12/25/46 (b)	795,909	667,156
Americold, LLC Trust, Series 2010-ART, Class C, 6.811%, due 01/14/29	50,000	54,604
Arbor Realty Commercial Real Estate, Series 2016-FL1, Class B, 4.200% (1MO LIBOR + 295), due 09/15/26 (b)	302,000	305,997
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 144A, 4.528%, due 11/15/19 (b)	94,000	93,891
Barclays Commercial Mortgage Securities, Series 2014-BX0, Class E, 3.811% (1MO LIBOR + 375), due 08/15/27 (b)	236,000	236,669
Bayview Opportunity Master Fund, Series 2017-RN1, Class A-1, 3.597%, due 02/28/32 (b)	302,603	302,610
BCAPB, LLC Trust, Series 2007-AB1, Class A-5, 5.010%, due 03/25/37 (b)	4,451,761	3,060,826
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class I-M-1, 3.564%, due 01/25/35 (b)	656,250	646,300
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.878%, due 05/10/58	120,000	123,820
CIM Trust, Series 2016-1, Class B2, 9.707%, due 07/26/55 (b)	1,000,000	933,100
CIM Trust, Series 2016-2, Class B2, 9.363%, due 02/01/56 (b)	1,000,000	915,323
CIM Trust, Series 2016-3, Class B2, 12.173%, due 02/27/56	1,000,000	898,846
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-MA, 6.421%, due 12/10/49 (b)	120,000	119,275
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.421%, due 12/10/49 (b)	287,646	288,095
Citi-Mortgage Alternative Loan Trust, Series 2006-A1, Class IA-6, 6.000%, due 04/25/36	2,980,232	2,849,938
Citi-Mortgage Alternative Loan Trust, Series 2007-A5, Class IA-6, 6.000%, due 05/25/37 (b)	3,257,456	3,052,329

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 15.3% (Continued)
CLNS Trust, Series 2017-IKPR, Class D, 3.294% (1MO LIBOR + 205), due 06/11/32 (b)	$84,000	$84,079
CLNS Trust, Series 2017-IKPR, Class E, 4.744% (1MO LIBOR + 350), due 06/11/32 (b)	84,000	84,184
CLNS Trust, Series 2017-IKPR, Class F, 5.744% (1MO LIBOR + 450), due 06/11/32 (b)	84,000	84,289
Commercial Mortgage Trust, Series 2012-CCRE4, Class C, 4.442%, due 10/15/45	69,000	62,933
Countrywide Alternative Loan, Inc., Series 2007-16CB, Class 5-A-4, 6.250%, due 08/25/37 (b)	813,787	708,124
Countrywide Alternative Loan, Inc., Series 2007-OA7, Class A-1-A, 1.507% (1MO LIBOR + 18), due 05/25/47 (b)	984,320	955,715
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1, 1.498% (1MO LIBOR + 175), due 09/25/36 (b)	1,735,114	1,632,056
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1, 3.367%, due 09/25/37 (b)	2,419,660	2,283,796
Credit Suisse Commercial Mortgage Trust, Series 2014-WIN2, Class A-3, 3.500%, due 10/25/44	578,250	587,195
Credit Suisse Commercial Mortgage Trust, Series 2016-PR1, Class A-1, 5.500%, due 07/25/56 (b)	787,872	776,882
Credit Suisse Mortgage Trust, Series 2017-CHOP, Class E, 4.550% (1MO LIBOR + 330), due 07/15/32 (b)	169,000	169,419
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 3.441%, due 04/05/33 (b)	170,000	168,358
Deutsche Bank Alt-A Securities, Series 2006-AF1, Class A-4, 1.628% (3MO LIBOR + 30), due 04/25/36 (b)	921,183	827,540
Dryden Senior Loan Fund, Series 14-33A, Class DR, 144A, 5.709%, due 10/15/28 (b)	500,000	513,386
First Franklin Mortgage Trust, Series 2004-FF10, Class M-1, 2.603% (1MO LIBOR + 127.50), due 07/25/34 (b)	561,253	569,054
FirstKey Mortgage Trust, Series 2014-1, Class A-8, 3.500%, due 11/25/44	412,327	418,965
Fort CRE, LLC, Series 2016-1, Class B, 3.250%, due 05/21/36	181,000	181,406
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class G-FX, 3.494%, due 12/15/34 (b)	581,224	570,626
GCAT, LLC, Series 2017-1, Class A-1, 144A, 3.375%, due 03/25/47	350,001	349,787
GE Business Loan Trust, Series 2007-1, Class C, 1.927% (1MO LIBOR + 45), due 04/16/35 (b)	551,672	507,844
GMAC Commercial Mortgage Securities, Series 2004-C3, Class D, 5.043%, due 12/10/41 (b)	96,000	97,085
GMAC Commercial Mortgage Securities, Series 2004-C3, Class E, 5.141%, due 12/10/41 (b)	160,000	157,795
Goldman Sachs Mortgage Securities Trust, Series 2013-GC13, Class D, 4.225%, due 07/10/46 (b)	60,000	55,465
GSAA Home Equity Trust, Series 2005-6, Class M-1, 1.758% (1MO LIBOR + 43), due 06/25/35 (b)	1,300,000	1,192,343
GSAA Home Equity Trust, Series 2007-7, Class A4, 1.598%, due 07/25/37 (b)	816,461	776,855
Harborview Mortgage Loan Trust, Series 2006-14, Class 2A-1A, 1.432% (1MO LIBOR + 15), due 01/25/47 (b)	968,838	876,217
IMT Trust, Series 2017-APTS, Class EFL, 3.627% (1MO LIBOR + 215), due 06/15/34 (b)	56,000	55,931
IMT Trust, Series 2017-APTS, Class FFL, 4.327% (1MO LIBOR + 285), due 06/15/34 (b)	56,000	55,955
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.250%, due 11/15/45 (b)	84,000	82,251

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 15.3% (Continued)
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B702, 144A, 4.234%, due 04/27/44	$168,000	$166,833
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class B, 3.400% (1MO LIBOR + 215), due 10/15/34 (b)	115,000	115,413
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class C, 4.000% (1MO LIBOR + 275), due 10/15/34 (b)	65,000	65,309
JPMCC RE-REMIC Trust, Series 2014-FRR1, Class A-K707, 4.347%, due 01/27/47	181,000	180,871
JPMorgan Chase Commercial Mortgage, Series 2015-MAR7, Class D, 144A, 5.227%, due 06/05/32 (b)	113,000	114,765
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class C, 144A, 2.500% (1MO LIBOR + 125), due 07/15/34 (b)	43,000	43,000
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class D, 3.200% (1MO LIBOR + 195), due 07/15/34 (b)	40,000	40,013
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class E, 144A, 4.200% (1MO LIBOR + 295), due 07/15/34 (b)	36,000	36,012
JPMorgan Chase Commercial Mortgage, Series 2017-MAUI, Class F, 144A, 5.000% (1MO LIBOR + 375), due 07/15/34 (b)	50,000	50,032
JPMorgan Chase Commercial Mortgage, Series 2015-JP1, Class F, 4.900%, due 01/15/49 (b)	240,000	177,926
JPMorgan Chase Commercial Mortgage, Series 2007-LDPX, Class A-M, 5.464%, due 01/15/49 (b)	51,361	51,500
JPMorgan Chase Commercial Trust, Series 2016-WPT, Class E, 6.250% (1MO LIBOR + 500), due 10/15/33 (b)	181,000	182,300
JPMorgan Commercial Mortgage Trust, Series 2004-CIBC10, Class D, 5.097%, due 01/12/37	189,000	192,024
JPMorgan Commercial Mortgage Trust, Series 2006-LDP9, Class A-MS, 5.337%, due 05/15/47	176,000	176,107
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.701%, due 03/10/49	274,000	252,898
Luminent Mortgage Trust, Series 2006-2, Class A-1-A, 1.528% (1MO LIBOR + 20), due 02/25/46 (b)	1,380,338	1,118,344
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-M, 6.006%, due 06/12/50 (b)	181,000	181,861
Morgan Stanley BAML Trust, Series 2014-C19, Class LNC-3, 4.749%, due 12/15/46 (b) (c)	990,347	1,006,106
Morgan Stanley BAML Trust, Series 2014-C17, Class C, 4.607%, due 08/15/47 (b)	117,000	116,259
Morgan Stanley BAML Trust, Series 2015-C20, Class D, 3.071%, due 02/15/48 (b)	232,000	179,437
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1, 1.708% (1MO LIBOR + 380), due 12/25/35 (b)	1,000,000	974,369
Morgan Stanley REMIC Trust, Series 2010-R5, Class 4-B, 2.558%, due 06/26/36 (b)	766,042	647,047
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.913%, due 10/25/49 (b)	2,189,687	2,027,450
Rait Trust, Series 2017-FL7, Class B, 2.838% (1MO LIBOR + 160), due 06/15/37 (b)	169,000	169,000
Residential Accredited Loans, Inc., Series 2006-QS15, Class A-3, 6.500%, due 10/25/36	1,287,104	1,196,388
Residential Accredited Loans, Inc., Series 2006-QO2, Class A-1, 1.548% (1MO LIBOR + 22), due 02/25/46 (b)	2,041,903	900,398
Residential Accredited Loans, Inc., Series 2006-Q05, Class I-A-1, 1.543% (1MO LIBOR + 21.50), due 05/25/46 (b)	1,071,532	997,032
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, 144A, 3.477% (1MO LIBOR + 200), due 07/15/34 (b)	130,000	130,000

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 15.3% (Continued)
Stanwich Mortgage Loan Trust, Series 2017-NPA1, Class A-1, 3.597%, due 03/16/22 (b)	$412,683	$413,152
Structured Asset Investment Loan, Series 2005-11, Class A7, 2.048% (1MO LIBOR + 36), due 01/25/36 (b)	715,988	708,351
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.250%, due 01/10/45 (b)	142,000	152,664
Velocity Commercial Capital Loan Trust, Series 2016-1, Class A-FX, 3.533%, due 04/25/46	302,764	303,505
Wachovia Asset Securitization, Series 2007-HE2, Class A, 1.458% (1MO LIBOR + 13), due 07/25/37 (b)	1,631,967	1,498,205
Wachovia Asset Securitization, Series 2007-HE1, Class A, 1.468% (1MO LIBOR + 14), due 07/25/37 (b)	1,361,456	1,298,363
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class F, 5.364%, due 05/15/43 (b)	92,595	92,510
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A-M, 6.200%, due 06/15/45 (b)	24,713	24,839
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A-J, 5.825%, due 07/15/45	56,326	56,575
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A-J, 5.632%, due 10/15/48	102,179	102,759
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.205%, due 02/15/51 (b)	175,000	177,923
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class B, 3.300% (1MO LIBOR + 205), due 06/15/29 (b)	148,000	148,228
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class C, 3.750% (1MO LIBOR + 205), due 06/15/29 (b)	125,000	125,193
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C, 5.029%, due 06/15/49	141,000	146,510
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.766%, due 04/15/45 (b)	89,000	87,701
Winwater Mortgage Loan Trust, Series 2016-1, Class 2A-3, 3.000%, due 12/20/30	351,047	348,785

Total Non-Agency Mortgage-Backed Obligations (Cost $47,282,424)		48,335,885

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS — 2.8%
American Home Mortgage Assets Trust, Series 2007-1, Class IO-P, 2.078%, due 05/25/47 (b)	7,678,535	1,554,138
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class X-A, 1.691%, due 02/01/27 (b)	1,975,607	201,808
BofA Merrill Lynch Commercial Mortgage Trust, Series 2016-UBS10, Class X-A, 2.161%, due 06/15/49 (b)	1,109,432	115,237
CD Commercial Mortgage Trust, Series 2016-CD1, Class X-A, 1.571%, due 08/10/26 (b)	1,981,166	181,391
CD Commercial Mortgage Trust, Series 2017-CD4, Class X-A, 1.482%, due 05/01/50 (b)	1,757,938	158,379
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class X-A, 1.841%, due 06/15/50 (b)	1,430,561	163,089
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class X-A, 1.915%, due 05/10/58 (b)	1,281,280	132,728
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class X-A, 2.165%, due 08/10/26 (b)	1,227,367	150,555
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class X-A, 1.805%, due 04/10/49 (b)	3,811,317	430,666
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class X-A, 2.099%, due 05/10/49 (b)	1,165,428	140,993
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class X-A, 1.938%, due 08/10/49 (b)	1,884,656	221,879

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS — 2.8% (Continued)
Commercial Mortgage Trust, Series 2013-CCRE12, Class X-A, 1.490%, due 10/01/46 (b)	$3,868,865	$197,315
ommercial Mortgage Trust, Series 2015-LC21, Class X-A, 0.993%, due 07/10/48 (b)	1,897,794	76,219
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class X-A, 1.967%, due 01/15/49 (b)	987,768	103,202
Goldman Sachs Mortgage Securities Trust, Series 2013-GC10, Class X-A, 1.706%, due 01/10/23 (b)	2,261,454	137,706
Goldman Sachs Mortgage Securities Trust, Series 2016-GS2, Class X-A, 1.817%, due 05/10/49 (b)	1,037,955	102,356
JPMCC Commercial Mortgage Trust, Series 2016-JP2, Class X-A, 2.008%, due 08/15/49 (b)	1,926,372	225,231
JPMDB Commercial Mortgage Securities, Series 2016-C2, Class X-A, 1.858%, due 06/01/49 (b)	1,252,370	114,950
LSTAR Commercial Mortgage Trust, Series 2016-4, Class X-A, 2.104%, due 03/01/49 (b)	1,615,215	120,640
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.391%, due 03/10/50 (b)	2,962,970	147,474
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C19, Class X-A, 1.275%, due 12/01/47 (b)	3,474,815	164,312
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C27, Class X-A, 1.170%, due 12/15/47 (b)	25,805,681	1,506,327
Morgan Stanley Capital I Trust, Series 2016-UBS11, Class X-A, 1.805%, due 08/15/49 (b)	5,775,069	559,700
Morgan Stanley Capital I Trust, Series 2016-UB12, Class X-A, 0.963%, due 12/15/49 (b)	3,242,721	161,446
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class X-A, 2.180%, due 10/01/48 (b)	8,092,822	952,649
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class X-A, 2.154%, due 07/15/48 (b)	6,800,276	854,504

Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $8,177,422)		8,874,894

ASSET-BACKED SECURITIES — 12.3%
AABS Ltd., Series 2013-1, Class A, 4.875%, due 01/15/38	343,622	347,015
Anchorage Credit Funding Ltd., Series 2016-3A, Class A, 3.850%, due 10/28/33	1,000,000	994,746
Anchorage Credit Funding Ltd., Series 2016-4A, Class A, 3.500%, due 02/15/35	2,000,000	1,982,338
Apollo Aviation Securitization Equity Trust, Series 2014-1, Class A, 5.125%, due 12/15/29	975,722	975,722
Apollo Aviation Securitization Equity Trust, Series 2014-1, Class B, 7.375%, due 12/15/29	493,142	493,142
Apollo Aviation Securitization Equity Trust, Series 2016-1A, Class A, 4.875%, due 03/17/36 (b)	825,000	840,064
Apollo Aviation Securitization Equity Trust, Series 2016-2, Class A, 4.212%, due 11/15/41	1,534,590	1,540,197
Arcadia Receivables Credit Trust, Series 2017-1, Class A, 144A, 3.250%, due 06/15/23	206,501	207,155
Benefit Street Partners, Series 2017-FL2, Class A, 144A, 2.070%, due 10/01/34 (b)	1,000,000	996,660
Capital Automotive REIT, Series 2017-1, Class A-1, 144A, 3.870%, due 04/15/47 (b)	1,887,333	1,913,736
Castle Air Securities Trust, Series 2015-1, Class A, 4.703%, due 12/15/40	984,053	988,980
Castlelake Aircraft Securitization, Series 2017-1, Class A, 3.966%, due 07/15/42 (b)	1,249,710	1,239,852
Cerberus Loan Funding XVII, Series 2016-17, Class A, 3.688% (3MO LIBOR + 253), due 01/15/28 (b)	1,000,000	1,006,448

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
ASSET-BACKED SECURITIES — 12.3% (Continued)
Chesterfield Financial Holding, LLC, Series 2014-1A, Class A, 4.500%, due 12/15/34 (b)	$726,000	$725,862
Diamond Head Aviation Ltd., Series 2015-1, Class A, 3.810%, due 07/14/28	567,648	565,430
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A23, 144A, 4.118%, due 07/25/47 (b)	997,500	1,019,126
Drug Royalty III, L.P., Series 2016-1, Class NT, 3.979%, due 04/15/27	681,556	680,463
Dryden Senior Loan Fund, Series 2015-37, Class COMB, 5.378%, due 04/15/27	1,000,000	930,240
Earnest Student Loan Program, LLC, Series 2016-C, Class B, 4.460%, due 01/26/37	683,910	692,773
ECAF I Ltd., Series 2015-1, Class A-2, 4.947%, due 06/15/40	924,112	919,592
Falcon Aerospace Ltd., Series 2017-1-A, Class A, 4.581%, due 02/15/42 (b)	708,300	716,362
FDF Ltd., Series 2016-2A, Class A, 4.285%, due 05/12/31 (b)	1,000,000	1,013,524
Halcyon Loan Advisors Funding, Series 2012-2, Class C, 4.174% (3MO LIBOR + 285), due 12/20/24 (b)	1,500,000	1,504,047
Helios Issuer, LLC, Series 2017-1A, Class A, 4.939%, due 09/20/49 (b)	1,173,452	1,214,061
Ivy Hill Middle Market Credit, Series 9A, Class BR, 144A, 3.189%, due 01/18/30 (b)	2,000,000	1,999,274
Jimmy John's Funding, LLC, Series 2017-1A, Class A2I, 144A, 3.610%, due 07/30/47 (b)	997,500	1,001,340
Kabbage Funding, LLC, Series 2017-1, Class A, 144A, 4.571%, due 03/15/22	1,000,000	1,021,851
OZLM Funding IX Ltd., Series 2014-9A, Class A2-R, 2.956% (3MO LIBOR + 165), due 01/20/27 (b)	1,000,000	1,008,892
PFP Ltd., Series 2015-2, Class A-S, 3.263% (1MO LIBOR + 200), due 07/14/34 (b)	1,000,000	999,413
Putnam Structured Product Funding, Series 2003-1, Class A2, 144A, 2.477% (1MO LIBOR + 100), due 10/15/38 (b)	1,186,578	1,131,483
Raspro Trust, Series 2005-1A, Class B, 1.987% (1MO LIBOR + 62.5), due 03/23/24 (b)	787,907	752,451
Rise Ltd., Series 2014-1A, Class A, 4.750%, due 02/15/39	901,279	911,419
Springfield Funding Trust, Series 2015-A, Class A, 3.160%, due 11/15/24	1,000,000	1,003,971
Store Master Funding I, Series 2016-1, Class A-1, 3.960%, due 10/20/46 (b)	2,007,740	1,986,722
Taco Bell Funding, LLC, Series 2016-1, Class A-2-II, 4.377%, due 05/25/46	1,036,875	1,069,661
Textainer Marine Containers Ltd., Series 2017-2A, Class A, 144A, 3.520%, due 06/20/42 (b)	1,633,843	1,634,542
Wendy's Funding, LLC, Series 2015-1, Class A2-III, 4.497%, due 06/15/45	977,500	999,963

Total Asset-Backed Securities (Cost $38,804,484)		39,028,517

COLLATERALIZED LOAN OBLIGATIONS — 9.6%
ALM Loan Funding, Series 2016-19A, Class B, 4.359% (3MO LIBOR + 300), due 07/15/28 (b)	250,000	253,558
Annisa CLO Ltd., Series 2016, Class B, 3.462% (3MO LIBOR + 210), due 07/20/28 (b)	500,000	502,345
Apidos CLO, Series 2016-24A, Class C, 5.312% (3MO LIBOR + 395), due 07/20/27 (b)	500,000	509,932
Atrium CDO Corp., Series 2013-9R, Class D-R, 144A, 5.067% (3MO LIBOR + 360), due 05/28/30 (b)	500,000	508,312
Babson CLO Ltd., Series 2012-II, Class SUB, 0.000%, due 05/15/23	1,000,000	12,111
BlueMountain CLO Ltd., Series 2016-2, Class C, 5.535% (3MO LIBOR + 410), due 08/20/28 (b)	500,000	503,815
Canyon Capital CLO Ltd., Series 2014-1A, Class C, 4.627% (3MO LIBOR + 325), due 04/30/25 (b)	250,000	250,219
Cent CLO, L.P., Series 2012-16A, Class A-2R, 3.560% (3MO LIBOR + 225), due 08/01/24 (b)	500,000	500,829

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
COLLATERALIZED LOAN OBLIGATIONS — 9.6% (Continued)
Cent CLO, L.P., Series 2012-16A, Class B-R, 4.510% (3MO LIBOR + 320), due 08/01/24 (b)	$1,000,000	$1,000,542
Cerberus Onshore II CLO, LLC, Series 2015-1A, Class B, 4.353% (3MO LIBOR + 305), due 11/06/25 (b)	2,000,000	1,999,706
Flagship CLO, Series 2013-7A, Class C-R, 3.656% (3MO LIBOR + 235), due 01/20/26 (b)	1,500,000	1,502,758
Flagship CLO VIII, Series 2014-8A, Class B-R, 3.003% (3MO LIBOR +170), due 01/16/26 (b)	1,300,000	1,303,035
Fortress Credit Opportunities CLO, L.P., Series 2013-2A, Class B-R, 144A, 2.956% (3MO LIBOR + 165), due 10/19/25 (b)	1,500,000	1,503,314
Fortress Credit Opportunities CLO, L.P., Series 2014-5A, Class B-R, 3.510% (3MO LIBOR + 235), due 10/15/26 (b)	1,000,000	1,002,241
Fortress Credit Opportunities CLO, L.P., Series 2016-7A, Class B, 4.269% (3MO LIBOR + 295), due 12/15/28 (b)	1,000,000	1,001,658
Fortress Credit Opportunities CLO, L.P., Series 2017-9A, Class A1T, 2.931% (3MO LIBOR + 155), due 11/15/29 (b)	1,000,000	998,176
Galaxy XXII CLO Ltd., Series 2016-22A, Class D, 5.608% (3MO LIBOR + 445), due 07/16/28 (b)	500,000	505,119
Golub Capital Partners CLO, Series 2015-25, Class A-1, 3.111% (3MO LIBOR + 180), due 08/05/27 (b)	1,000,000	1,001,229
Golub Capital Partners CLO, Series 2016-33I, Class A, 3.920% (3MO LIBOR + 248), due 11/21/28 (b)	1,500,000	1,503,770
Great Lakes CLO Ltd., Series 2015-1A, Class A-1, 3.253% (3MO LIBOR + 195), due 07/15/26 (b)	1,000,000	1,002,423
Keuka Park CLO Ltd., Series 2013, 0.000%, due 10/21/24	1,250,000	115,456
KVK CLO Ltd., Series 2013-1A, Class SUB, 0.000%, due 04/14/25	1,150,000	505,512
Marathon CLO Ltd., Series 13-5A, Class A2R, 144A, 2.890% (3MO LIBOR + 145), due 11/21/27 (b)	1,000,000	998,439
Nelder Grove CLO Ltd., Series 2014-1A, Class B-R, 3.267% (3MO LIBOR + 180), due 08/28/26 (b)	1,000,000	1,001,248
NXT Capital CLO, LLC, Series 2017-1A, Class A, 3.062% (3MO LIBOR + 170), due 04/20/29 (b)	1,200,000	1,204,217
Octagon Investment Partners XXI, Series 2014-21, Class D, 7.909% (3MO LIBOR + 660), due 11/14/26 (b)	250,000	252,212
Steele Creek CLO Ltd., Series 2014-1A, Class B-R, 3.166% (3MO LIBOR + 185), due 08/21/26 (b)	1,000,000	1,002,355
Symphony CLO XIV Ltd., Series 2014-14A, Class D-2, 4.745% (3MO LIBOR + 360), due 07/14/26 (b)	500,000	502,856
TCI-Cent CLO, Series 2016-1A, Class C, 5.316% (3MO LIBOR + 400), due 12/21/29 (b)	500,000	507,931
TCI-Flatiron, Series 2016-1A, Class C, 4.403% (3MO LIBOR + 305), due 07/17/28 (b)	250,000	250,472
TCP Waterman CLO, LLC, Series 2016-1A, Class A-1J, 3.620% (3MO LIBOR + 230), due 12/15/28 (b)	1,000,000	1,004,360
Treman Park CLO Ltd., Series 2015, Class COMB, 4.500%, due 04/20/27	500,000	428,315
Venture CDO Ltd., Series 2012-12A, Class B-R, 2.947% (3MO LIBOR + 163), due 02/28/26 (b)	1,000,000	1,005,580
Venture CDO Ltd., Series 2016-23A, Class B, 3.657% (3MO LIBOR + 230), due 07/19/28 (b)	500,000	500,863
Vibrant CLO II Ltd., Series 2013-2A, Class A2AR, 144A, 2.762% (3MO LIBOR + 145), due 07/24/24 (b)	1,000,000	1,000,309
Voya CLO IV Ltd., Series 2007-4A, Class C, 3.512% (3MO LIBOR + 220), due 06/14/22 (b)	1,500,000	1,501,796
Voya CLO Ltd., Series 2016-2A, Class C, 5.556% (3MO LIBOR + 425), due 07/19/28 (b)	500,000	505,546
Westcott Park CLO, Series 2016, Class D, 5.712% (3MO LIBOR + 435), due 07/20/28 (b)	500,000	505,906

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
COLLATERALIZED LOAN OBLIGATIONS — 9.6% (Continued)
Wind River CLO I Ltd., Series 2012-1A, Class D-R, 5.403% (3MO LIBOR + 410), due 01/15/26 (b)	$250,000	$251,356

Total Collateralized Loan Obligations (Cost $32,321,364)		30,409,821

INVESTMENT-GRADE CORPORATE OBLIGATIONS — 3.5%
Consumer Discretionary — 0.2%
Amazon.com, Inc., 144A, 4.050%, due 08/22/47	110,000	118,549
Comcast Corp., 4.400%, due 08/15/35	115,000	125,729
Ford Motor Co., 7.450%, due 07/16/31	170,000	222,226
General Motors Co., 2.191% (3MO LIBOR + 80), due 08/07/20 (b)	40,000	40,240
Hasbro, Inc., 3.500%, due 09/15/27	25,000	24,432
Omnicom Group, Inc., 3.600%, due 04/15/26	155,000	156,810
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/28	80,000	79,274
		767,260
Consumer Staples — 0.1%
Anheuser-Busch InBev S.A./N.V., 4.900%, due 02/01/46	65,000	75,334
BAT Capital Corp., 144A, 2.295% (3MO LIBOR + 100), due 08/15/22 (b)	20,000	20,239
Kraft Heinz Co. (The), 2.000%, due 07/02/18	80,000	79,998
Smithfield Foods, Inc., 144A, 4.250%, due 02/01/27	120,000	123,143
		298,714
Energy — 0.8%
Canadian Natural Resources Ltd., 2.950%, due 01/15/23	145,000	144,351
CNOOC Finance (2015) U.S.A., LLC, 3.500%, due 05/05/25	500,000	503,953
Enable Midstream Partners, L.P., 4.400%, due 03/15/27	85,000	86,434
Energy Transfer Partners, L.P., 4.750%, due 01/15/26	75,000	77,811
Energy Transfer Partners, L.P., 4.200%, due 04/15/27	15,000	14,922
Kinder Morgan Energy Partners, 6.950%, due 01/15/38	125,000	155,418
Phillips 66, 5.875%, due 05/01/42	55,000	69,999
Reliance Holdings USA, 5.400%, due 02/14/22	800,000	868,894
Sabine Pass Liquefaction, LLC, 5.000%, due 03/15/27	150,000	160,961
Schlumberger Holdings Corp., 144A, 2.350%, due 12/21/18	65,000	65,146
Sunoco Logistics Partners, 5.950%, due 12/01/25	194,000	216,628
Valero Energy Corp., 6.625%, due 06/15/37	50,000	65,896
Williams Partners, L.P., 3.750%, due 06/15/27	60,000	60,125
		2,490,538
Financials — 0.9%
Ally Financial, Inc., 4.125%, due 03/30/20	125,000	127,500
American Express Co., 2.500%, due 08/01/22	190,000	187,707
Athene Global Funding, 144A, 3.000%, due 07/01/22	110,000	108,875
Bank of Montreal, 3.803%, due 12/15/32	60,000	59,318
Citigroup, Inc., 2.521% (3MO LIBOR + 110), due 05/17/24 (b)	190,000	192,923
Crown Castle International Corp., 3.650%, due 09/01/27	105,000	104,743
Discover Financial Services, 4.100%, due 02/09/27	155,000	158,771
Liberty Mutual Group, Inc., 144A, 6.500%, due 05/01/42	100,000	133,439
Manufacturing Americas Holding Corp., 2.250%, due 02/10/20	65,000	64,647
MetLife, Inc., 144A, 9.250%, due 04/08/38	250,000	368,749
Morgan Stanley, 2.750%, due 05/19/22	80,000	79,706
Morgan Stanley, 3.591%, due 07/22/28	80,000	80,736
New York Life Global Funding, 144A, 2.300%, due 06/10/22	215,000	211,989
Royal Bank of Scotland Group plc, 3.498%, due 05/15/23	200,000	200,436
S&P Global, Inc., 4.400%, due 02/15/26	65,000	70,428
Santander Holdings USA, Inc., 144A, 3.400%, due 01/18/23	160,000	159,377

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
INVESTMENT-GRADE CORPORATE OBLIGATIONS — 3.5% (Continued)
Financials — 0.9% (Continued)
Synchrony Financial, 3.000%, due 08/15/19	$120,000	$120,834
Synchrony Financial, 3.950%, due 12/01/27	205,000	204,138
TIAA Asset Management Finance Co., LLC, 144A, 2.950%, due 11/01/19	80,000	80,765
		2,715,081
Health Care — 0.1%
AbbVie, Inc., 4.700%, due 05/14/45	85,000	95,308
Teva Pharmaceuticals Financial Co. BV, 2.800%, due 07/21/23	170,000	148,038
Zimmer Biomet Holdings, Inc., 2.700%, due 04/01/20	125,000	125,061
		368,407
Industrials — 0.3%
Boeing Co., 6.875%, due 03/15/39	90,000	132,360
Burlington North Santa Fe Corp., 4.550%, due 09/01/44	100,000	114,495
CSX Corp., 3.800%, due 11/01/46	90,000	89,486
Delta Airlines, Inc., 3.625%, due 03/15/22	55,000	55,950
General Motors Financial Corp., 3.950%, due 04/13/24	130,000	133,834
Lockheed Martin Corp., 4.700%, due 05/15/46	115,000	134,172
Penske Truck Leasing Co., L.P., 144A, 4.200%, due 04/01/27	155,000	161,115
Reynolds American, Inc., 4.000%, due 06/12/22	70,000	73,138
		894,550
Information Technology — 0.2%
Arrow Electronics, Inc., 3.875%, due 01/12/28	160,000	159,520
Fidelity National Information Services, Inc., 3.625%, due 10/15/20	53,000	54,456
Oracle Corp., 4.125%, due 05/15/45	150,000	161,780
VMware, Inc., 2.950%, due 08/21/22	205,000	204,428
		580,184
Materials — 0.5%
Applied Materials, Inc., 4.350%, due 04/01/47	75,000	84,134
BHP Billiton Finance USA Ltd., 144A, 6.750%, due 10/19/75	450,000	525,416
Mosaic Co. (The), 4.050%, due 11/15/27	160,000	160,419
Tamaha Gold, Inc., 4.950%, due 07/15/24	745,000	779,371
Vale Overseas Ltd., 5.875%, due 06/10/21	90,000	98,010
		1,647,350
Real Estate — 0.1%
Hospitality Properties Trust, 5.250%, due 02/15/26	154,000	165,399

Telecommunication Services — 0.2%
AT&T, Inc., 5.250%, due 03/01/37	205,000	216,813
British Telecommunications plc, 5.950%, due 01/15/18	285,000	285,381
Charter Communications, LLC, 4.908%, due 07/23/25	75,000	79,739
Orange S.A., 2.750%, due 02/06/19	100,000	100,553
Verizon Communications, Inc., 4.400%, due 11/01/34	85,000	86,618
		769,104
Utilities — 0.1%
American Electric Power Company, Inc., 3.200%, due 11/13/27	25,000	24,822
Exelon Corp., 3.400%, due 04/15/26	75,000	75,025
Fortis, Inc., 144A, 2.100%, due 10/04/21	140,000	136,657
Nextera Energy Capital Holding, Inc., 3.550%, due 05/01/27	65,000	66,212
Southern Co. (The), 2.450%, due 09/01/18	146,000	146,425
		449,141
Total Investment-Grade Corporate Obligations (Cost $10,955,840)		11,145,728

HIGH YIELD CORPORATE OBLIGATIONS — 2.3%
Consumer Discretionary — 0.4%
Beacon Escrow Corp., 144A, 4.875%, due 11/01/25	60,000	60,225
Cengage Learning, Inc., 144A, 9.500%, due 06/15/24	60,000	54,300
Constellation Merger Sub, Inc., 144A, 8.500%, due 09/15/25	35,000	34,125
CRC Escrow Issuer, LLC, 144A, 5.250%, due 10/15/25	70,000	70,525

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
HIGH YIELD CORPORATE OBLIGATIONS — 2.3% (Continued)
Consumer Discretionary — 0.4% (Continued)
Eldorado Resorts, Inc., 6.000%, due 04/01/25	$65,000	$67,925
GLP Capital, L.P./Financing II, 5.375%, due 04/15/26	75,000	80,438
Hilton Domestic Operating Co., Inc., 144A, 4.250%, due 09/01/24	80,000	80,800
Netflix, Inc., 144A, 4.875%, due 04/15/28	25,000	24,500
New Red Finance, Inc., 144A, 4.250%, due 05/15/24	65,000	64,838
PetSmart, Inc., 144A, 7.125%, due 03/15/23	40,000	23,700
PetSmart, Inc., 144A, 5.875%, due 06/01/25	40,000	30,700
Pinnacle Entertainment, Inc., 5.625%, due 05/01/24	80,000	85,600
Prime Securities Service Borrower, LLC, 144A, 9.250%, due 05/15/23	70,000	77,700
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, due 05/15/21	325,000	329,874
Six Flags Entertainment Corp., 144A, 4.875%, due 07/31/24	80,000	81,200
Viking Cruises Ltd., 144A, 5.875%, due 09/15/27	65,000	66,138
		1,232,588
Consumer Staples — 0.1%
B&G Foods, Inc., 5.250%, due 04/01/25	65,000	66,115
JBS USA LUX S.A./JBS USA Finance, Inc., 144A, 7.250%, due 06/01/21	80,000	81,300
Kronos Acquisition Holdings, Inc., 144A, 9.000%, due 08/15/23	85,000	79,475
Pilgrim's Pride Corp., 144A, 5.750%, due 03/15/25	75,000	77,531
Post Holdings, Inc., 144A, 5.500%, due 03/01/25	65,000	67,275
		371,696
Energy — 0.3%
Cheniere Energy Partners, 144A, 5.250%, due 10/01/25	65,000	66,138
Dynagas LNG Partners, 6.250%, due 10/30/19 (d)	500,000	503,750
MEG Energy Corp., 144A, 7.000%, due 03/31/24 (d)	35,000	29,531
Peabody Securities Finance Corp., 144A, 6.000%, due 03/31/22	75,000	77,813
QEP Resources, Inc., 5.250%, due 05/01/23	35,000	35,415
QEP Resources, Inc., 5.625%, due 03/01/26	35,000	35,481
Sanchez Energy Corp., 6.125%, due 01/15/23	85,000	71,825
Vine Oil & Gas, L.P. / Vine Oil & Gas Finance Corp., 144A, 8.750%, due 04/15/23	30,000	29,100
Whiting Petroleum Corp., 144A, 6.625%, due 01/15/26	35,000	35,700
		884,753
Financials — 0.7%
Alliant Holdings Intermediate, LLC, 144A, 8.250%, due 08/01/23	55,000	57,750
American Equity Investment Life Holding Co., 5.000%, due 06/15/27	750,000	777,146
DAE Funding, LLC, 144A, 5.000%, due 08/01/24	40,000	39,500
ESH Hospitality, Inc., 144A, 5.250%, due 05/01/25	80,000	80,800
Fidelity & Guaranty Life Holdings, Inc., 144A, 6.375%, due 04/01/21	200,000	204,500
Hexion, Inc., 144A, 10.375%, due 02/01/22	75,000	69,797
Jeffries Finance, LLC, 7.250%, due 08/15/24	500,000	513,125
Lincoln Finance Ltd., 7.375%, due 04/15/21	500,000	521,250
National Financial Partners Corp., 144A, 6.875%, due 07/15/25	65,000	65,488
		2,329,356
Health Care — 0.1%
Centene Corp., 4.750%, due 01/15/25	35,000	35,613
Polaris Intermediate Corp., 144A, 8.500%, due 12/01/22	15,000	15,563
Universal Hospital Services, Inc., 7.625%, due 08/15/20	75,000	74,999
Valeant Pharmaceuticals International, Inc., 144A, 5.500%, due 11/01/25	60,000	61,050
		187,225

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
HIGH YIELD CORPORATE OBLIGATIONS — 2.3% (Continued)
Industrials — 0.1%
Avantor, Inc., 144A, 6.000%, due 10/01/24	$35,000	$34,869
Avantor, Inc., 144A, 9.000%, due 10/01/25	35,000	34,475
Blueline Rental Corp., 9.250%, due 03/15/24	75,000	80,062
Brand Industrial Services, Inc., 144A, 8.500%, due 07/15/25	45,000	47,250
Delphi Jersey Holdings plc, 144A, 5.000%, due 10/01/25	65,000	65,813
Transdigm, Inc., 6.375%, due 06/15/26	45,000	45,450
		307,919
Information Technology — 0.1%
Ensemble S Merger Sub, Inc., 144A, 9.000%, due 09/30/23	75,000	79,312
Greeneden U.S. Holdings II, LLC, 144A, 10.000%, due 11/30/24	70,000	76,475
Riverbed Technology, Inc., 144A, 8.875%, due 03/01/23	35,000	33,031
Solera, LLC/Solera Finance, Inc., 144A, 10.500%, due 03/01/24	25,000	28,125
		216,943
Materials — 0.0% (e)
Ashland, Inc., 4.750%, due 08/15/22	65,000	67,600
Plastipak Holdings, Inc., 144A, 6.250%, due 10/15/25	35,000	35,788
Platform Specialty Products Corp., 144A, 5.875%, due 12/01/25	30,000	29,775
		133,163
Telecommunication Services — 0.4%
CB Escrow Corp., 144A, 8.000%, due 10/15/25	15,000	15,225
Cincinnati Bell, Inc., 144A, 7.000%, due 07/15/24	50,000	49,625
Dish DBS Corp., 7.750%, due 07/01/26	100,000	105,125
Frontier Communications Corp., 8.500%, due 04/15/20	35,000	29,050
GTT Communications, Inc., 144A, 7.875%, due 12/31/24	40,000	42,200
Intelsat Jackson Holdings S.A., 7.250%, due 10/15/20	85,000	79,900
Level 3 Financing, Inc., 5.375%, due 01/15/24	65,000	64,919
MDC Partners, Inc., 144A, 6.500%, due 05/01/24	450,000	452,249
SFR Group S.A., 144A, 7.375%, due 05/01/26	350,000	359,187
Telesat Canada, LLC, 144A, 8.875%, due 11/15/24	70,000	78,400
		1,275,880
Utilities — 0.1%
Ferrellgas, L.P., 6.750%, due 01/15/22	236,000	218,300
NextEra Energy Operating Partners, L.P., 144A, 4.500%, due 09/15/27	65,000	64,675
NGL Energy Partners, L.P., 144A, 7.500%, due 11/01/23	80,000	82,600
		365,575
Total High Yield Corporate Obligations (Cost $7,296,961)		7,305,098

FOREIGN BONDS — 11.9%
Bermuda — 0.2%
Digicel Group Ltd., 7.125%, due 04/01/22	600,000	555,606

Cayman Islands — 1.0%
CK Hutchison International 17 Ltd., 144A, 2.250%, due 09/29/20	200,000	198,054
CK Hutchison International 17 Ltd., 2.875%, due 04/05/22	200,000	199,263
CK Hutchison International 17 Ltd., 144A, 2.750%, due 03/29/23	200,000	196,186
CK Hutchison International 17 Ltd., 144A, 3.500%, due 04/05/27	200,000	199,857
Cosan Overseas Ltd., 8.250%, due 11/29/49	200,000	204,730
Guanay Finance Ltd., 6.000%, due 12/15/20	635,316	652,501
Hutchison Whampoa International 12 Ltd., 3.250%, due 11/08/22	200,000	202,166
Industrial Senior Trust, 5.500%, due 11/01/22	200,000	204,000
SPARC EM SPC Panama Metroline 2 SP, 1.843%, due 12/05/22 (a)	1,100,000	1,009,250
		3,066,007

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
FOREIGN BONDS — 11.9% (Continued)
Chile — 1.6%
Banco de Credito e Inversiones, 4.000%, due 02/11/23	$300,000	$312,416
Banco del Estado de Chile, 4.125%, due 10/07/20	300,000	312,836
Banco del Estado de Chile, 3.875%, due 02/08/22	150,000	156,278
Banco Latinamericano S.A., 3.250%, due 05/07/20	300,000	303,375
Embotelladora Andina S.A., 5.000%, due 10/01/23	600,000	660,235
Engie Energia Chile S.A., 5.625%, due 01/15/21	400,000	432,205
Inversiones CMPC S.A., 4.500%, due 04/25/22	300,000	314,050
Itau CorpBanc, 3.875%, due 09/22/19	800,000	815,687
Republic of Chile, 3.125%, due 03/27/25	800,000	813,600
Republic of Chile, 3.125%, due 01/21/26	900,000	912,375
		5,033,057
China — 0.1%
CNOOC Finance 2011 Ltd., 4.250%, due 01/26/21	400,000	415,743

Colombia — 0.2%
Bancolombia S.A., 6.125%, due 07/26/20	100,000	106,750
Empresa de Energia de Bogota S.A., 6.125%, due 11/10/21	200,000	203,750
Transportadora de Gas Internacional S.A., 5.700%, due 03/20/22	400,000	410,200
		720,700
Costa Rica — 0.3%
Banco de Costa Rica, 5.250%, due 08/12/18	200,000	200,250
Bharat Petroleum Corp. Ltd., 4.625%, due 10/25/22	500,000	527,700
Costa Rica Government International Bond, 9.995%, due 08/01/20	200,000	230,000
		957,950
Dominican Republic — 0.1%
Banco de Reservas de la Republica Dominicana, 7.000%, due 02/01/23	300,000	316,265

India — 0.9%
Adani Ports & Special Economic Zone, 3.500%, due 07/29/20	200,000	202,063
Bharti Airtel Ltd., 5.125%, due 03/11/23	200,000	211,958
Bharti Airtel Ltd., 4.375%, due 06/10/25	700,000	712,261
Export-Import Bank of India, 3.125%, due 07/20/21	400,000	401,736
Export-Import Bank of India, 4.000%, due 01/14/23	400,000	414,208
Indian Oil Corp. Ltd., 5.625%, due 08/02/21	200,000	217,039
Indian Oil Corp. Ltd., 5.750%, due 08/01/23	600,000	668,365
ONGC Videsh Ltd., 3.250%, due 07/15/19	200,000	201,080
		3,028,710
Indonesia — 0.2%
Perusahaan Penerbit SBSN, 144A, 4.150%, due 03/29/27	700,000	722,820

Israel — 0.4%
State of Israel, 4.000%, due 06/30/22	200,000	211,861
State of Israel, 3.150%, due 06/30/23	200,000	204,516
State of Israel, 2.875%, due 03/16/26	800,000	797,930
		1,214,307
Malaysia — 1.0%
Axiata SPV2 Berhad, 3.466%, due 11/19/20	1,100,000	1,113,565
Malayan Banking Berhad, 3.905%, due 10/29/26	200,000	204,213
Malaysia Sovereign Sukuk, 3.043%, due 04/22/25	400,000	401,200
Malaysia Sukuk Global, 3.179%, due 04/27/26	500,000	503,700
Petronas Capital Ltd., 3.500%, due 03/18/25	500,000	512,759
Petronas Global Sukuk LT, 2.707%, due 03/18/20	400,000	400,313
		3,135,750
Mauritius — 0.1%
UPL Corp. Ltd., 3.250%, due 10/13/21	200,000	199,264

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
FOREIGN BONDS — 11.9% (Continued)
Mexico — 1.0%
America Movil SAB de C.V., 5.000%, due 03/30/20	$100,000	$105,394
America Movil SAB de C.V., 3.125%, due 07/16/22	200,000	202,382
Banco Santander Mexico, 5.950%, due 01/30/24	600,000	624,000
Grupo Idesa S.A. de C.V., 7.875%, due 12/18/20	630,000	592,200
Petroleos Mexicanos, 144A, 6.750%, due 09/21/47	65,000	67,850
United Mexican States, 4.000%, due 10/02/23	444,000	464,646
United Mexican States, 4.125%, due 01/21/26	700,000	729,750
United Mexican States, 4.150%, due 03/28/27	500,000	518,500
		3,304,722
Netherlands — 0.5%
AES Andres Dominicana Ltd., 144A, 7.950%, due 05/11/26	500,000	541,250
Marfrig Holdings Europe BV, 144A, 8.000%, due 06/08/23	700,000	729,749
Marfrig Holdings Europe BV, 144A, 7.000%, due 03/15/24	200,000	200,750
		1,471,749
Panama — 0.5%
Ena Norte Trust, 4.950%, due 04/25/28	185,178	192,585
Global Bank Corp., 5.125%, due 10/30/19	600,000	620,220
Republic of Panama, 4.000%, due 09/22/24	400,000	425,400
Republic of Panama, 3.875%, due 03/17/28	200,000	209,000
		1,447,205
Peru — 0.8%
Banco Continental S.A., 5.500%, due 11/18/20	500,000	540,000
Banco de Credito del Peru of Panama, 2.250%, due 10/25/19	400,000	400,000
Banco de Credito del Peru of Panama, 5.375%, due 09/16/20	100,000	106,500
Banco Internacional del Peru S.A.A. of Panama, 5.750%, due 10/07/20	800,000	859,999
Fondo Mivivienda S.A., 3.500%, due 01/31/23	400,000	401,560
Transportadora de Gas del Peru S.A., 4.250%, due 04/30/28	300,000	310,200
		2,618,259
Philippines — 0.8%
BDO Unibank, Inc., 2.625%, due 10/24/21	450,000	444,919
BDO Unibank, Inc., 2.950%, due 03/06/23	600,000	588,277
Republic of Philippines, 4.200%, due 01/21/24	1,200,000	1,303,336
Republic of Philippines, 3.700%, due 02/02/42	200,000	198,635
		2,535,167
Singapore — 1.5%
BPRL International Singapore, 4.375%, due 01/18/27	500,000	515,602
DBS Group Holdings Ltd., 1.987% (3MO LIBOR + 62), due 07/25/22 (b)	600,000	603,213
DBS Group Holdings Ltd., 3.600%, due 12/29/49	300,000	298,660
ONGC Videsh Vankorneft, 3.750%, due 07/27/26	800,000	796,008
Oversea-Chinese Banking Corp. Ltd., 4.000%, due 10/15/24	400,000	405,336
Singtel Group Treasury Pte. Ltd., 4.500%, due 09/08/21	200,000	212,440
Temasek Financial I Ltd., 2.375%, due 01/23/23	1,000,000	987,300
United Overseas Bank Ltd., 3.750%, due 09/19/24	700,000	708,264
United Overseas Bank Ltd., 3.500%, due 09/16/26	200,000	201,306
		4,728,129
United Kingdom — 0.2%
Genting Overseas Holding Ltd., 4.250%, due 01/24/27	700,000	717,869

Virgin Islands British — 0.5%
CNPC HK Overseas Capital Ltd., 4.500%, due 04/28/21	600,000	630,274
Sinopec Group Overseas Development, 2.750%, due 09/29/26	800,000	759,167

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
FOREIGN BONDS — 11.9% (Continued)
Virgin Islands British — 0.5% (Continued)
Sinopec Group Overseas Development 2016, 2.750%, due 05/03/21	$200,000	$199,323
		1,588,764
Total Foreign Bonds (Cost $37,612,098)		37,778,043

LOAN PARTICIPATIONS — 9.1%
Acrisure, LLC, 5.647% (3MO LIBOR + 425), due 11/22/23 (b)	84,700	85,441
A-L Parent, LLC, 4.700% (3MO LIBOR + 325), due 11/02/20 (b)	3,616	3,638
A-L Parent, LLC, 4.700% (3MO LIBOR + 325), due 12/01/23 (b)	26,375	26,573
Albany Molecular Research, Inc., 4.582% (3MO LIBOR + 325), due 08/28/24 (b)	149,625	147,007
Albertson's, LLC, 4.099% (3MO LIBOR + 275), due 08/25/21 (b)	633,033	619,866
AlixPartners, LLP, 4.082% (3MO LIBOR + 300), due 03/17/21 (b)	377,150	378,900
Almonde, Inc., 4.978% (3MO LIBOR + 350), due 04/26/24 (b)	967,625	969,975
Applied Systems, Inc., 4.573% (3MO LIBOR + 325), due 09/13/24 (b)	239,400	241,727
Aristocrat Technologies, Inc., 4.700% (3MO LIBOR + 200), due 09/19/24 (b)	90,000	90,113
AssuredPartners, Inc., 4.849% (3MO LIBOR + 350), due 10/22/24 (b)	364,088	366,137
Avaya, Inc., 6.227% (3MO LIBOR + 475), due 12/31/20 (b)	410,000	402,997
BCP Renaissance Parent, LLC, 5.380% (3MO LIBOR + 450), due 12/31/20 (b)	150,000	151,725
BJ's Wholesale Club, Inc., 4.952% (3MO LIBOR + 375), due 01/27/24 (b)	268,650	264,118
Blount International, Inc., 5.610% (3MO LIBOR + 425), due 12/31/20 (b)	30,000	30,328
Brand Energy & Infrastructure Services, Inc., 5.614% (3MO LIBOR + 425), due 06/14/24 (b)	268,650	269,523
BWAY Holding Co., 4.598% (3MO LIBOR + 325), due 04/03/24 (b)	49,750	49,928
Caesars Resort Collection, LLC, 4.500% (3MO LIBOR + 375), due 10/02/24 (b)	385,000	386,513
Capital Automotive, L.P., 7.350% (3MO LIBOR + 600), due 03/21/25 (b)	39,948	40,947
Capri Acquisitions BidCo Ltd., 4.626% (3MO LIBOR + 325), due 10/04/24 (b)	475,000	474,406
CBS Radio, Inc., 4.171% (3MO LIBOR + 275), due 10/17/23 (b)	225,000	226,031
Cengage Learning, Inc., 5.494% (3MO LIBOR + 425), due 06/07/23 (b)	1,209,638	1,152,179
CenturyLink, Inc., 4.099% (3MO LIBOR + 275), due 02/29/24 (b)	310,000	298,666
Change Healthcare Holdings, LLC, 4.099% (3MO LIBOR + 275), due 03/01/24 (b)	456,898	457,529
CHG Healthcare Services, Inc., 4.476% (3MO LIBOR + 300), due 06/07/23 (b)	253,855	255,680
Cincinnati Bell, Inc., 5.110% (3MO LIBOR + 375), due 08/16/24 (b)	250,000	252,578
ClubCorp Holdings, Inc., 4.587% (3MO LIBOR + 325), due 08/16/24 (b)	137,098	137,547
Colorado Buyer, Inc., 4.380% (3MO LIBOR + 300), due 03/15/24 (b)	458,850	461,433
Compass Power Generation, LLC, 4.700% (3MO LIBOR + 375), due 12/13/24 (b)	185,000	186,079
Cvent, Inc., 4.700% (3MO LIBOR + 375), due 11/29/23 (b)	310,000	310,000
Digicel International Finance Ltd., 5.079% (3MO LIBOR + 375), due 05/10/24 (b)	224,438	225,279
Diplomat Pharmacy, Inc., 4.700% (3MO LIBOR + 450), due 12/13/24 (b)	45,000	45,225
DJO Finance, LLC, 4.592% (3MO LIBOR + 325), due 06/08/20 (b)	246,222	242,573
Duff & Phelps Corp., 4.500% (3MO LIBOR + 325), due 12/04/24 (b)	250,000	250,313
EAB Global, Inc., 5.015% (3MO LIBOR + 375), due 09/29/24 (b)	410,000	412,050
EIG Investors Corp., 5.462% (3MO LIBOR + 400), due 02/09/23 (b)	275,081	276,630
Epicor Software Corp., 5.100% (3MO LIBOR + 375), due 06/01/22 (b)	653,587	654,757
EXC Holdings III Corp., 5.160% (3MO LIBOR + 350), due 11/15/24 (b)	50,000	50,328
Exgen Renewables IV, LLC, 4.467% (3MO LIBOR + 300), due 12/31/20 (b)	145,000	146,450

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
LOAN PARTICIPATIONS — 9.1% (Continued)
Federal-Mogul Corp., 5.024% (3MO LIBOR + 375), due 04/15/21 (b)	$310,190	$312,342
Filtration Group Corp., 4.380% (3MO LIBOR + 300), due 11/23/20 (b)	462,586	466,056
Golden Nugget, Inc., 4.598% (3MO LIBOR + 325), due 10/04/23 (b)	59,849	60,261
Greeneden U.S. Holdings II, LLC, 5.082% (3MO LIBOR + 375), due 12/01/23 (b)	254,363	255,634
Hardware Holdings, LLC, 7.832% (3MO LIBOR + 650), due 03/30/20 (b) (d)	531,375	515,434
Hayward Industries, Inc., 4.849% (3MO LIBOR + 350), due 12/31/20 (b)	375,000	375,469
HCA, Inc., 3.599% (3MO LIBOR + 225), due 02/15/24 (b)	377,453	379,635
Intelsat Jackson Holdings, S.A., 4.500% (3MO LIBOR + 375), due 11/30/23 (b)	460,000	449,977
Intralinks, Inc., 5.249% (3MO LIBOR + 400), due 11/11/24 (b)	235,000	233,531
Intrawest Resorts Holdings, Inc., 4.599% (3MO LIBOR + 325), due 12/31/20 (b)	315,000	317,167
Jaguar Holding Company II, 4.090% (3MO LIBOR + 275), due 08/18/22 (b)	385,234	385,585
Kenan Advantage Group, Inc. (The), 4.349% (3MO LIBOR + 300), due 07/29/22 (b)	457,661	458,613
Klockner Pentaplast of America, Inc., 5.582% (3MO LIBOR + 425), due 06/29/22 (b)	384,038	387,398
Kraton Polymers, LLC, 4.349% (3MO LIBOR + 300), due 01/06/22 (b)	276,758	279,381
Kronos Acquisition Holdings, Inc., 5.827% (3MO LIBOR + 450), due 08/26/22 (b)	460,000	462,760
Kronos, Inc., 4.902% (3MO LIBOR + 350), due 11/01/23 (b)	457,694	460,527
Life Time Fitness, Inc., 4.228% (3MO LIBOR + 300), due 06/10/22 (b)	457,697	458,937
Lineage Logistics, LLC, 5.069% (3MO LIBOR + 350), due 04/07/21 (b)	434,211	435,161
Mission Broadcasting, Inc., 3.860% (3MO LIBOR + 250), due 01/17/24 (b)	36,661	36,739
Mitchell International, Inc., 4.500% (3MO LIBOR + 325), due 12/31/20 (b)	21,269	21,250
Mitchell International, Inc., 4.610% (3MO LIBOR + 325), due 11/20/24 (b)	263,731	263,497
Mitchell International, Inc., 4.500% (3MO LIBOR + 725), due 11/20/25 (b)	90,000	90,585
MPH Acquisition Holdings, LLC, 4.332% (3MO LIBOR + 300), due 06/07/23 (b)	450,261	450,887
Nexstar Broadcasting, Inc., 3.860% (3MO LIBOR + 250), due 01/17/24 (b)	290,404	291,025
Optiv, Inc., 4.624% (3MO LIBOR + 325), due 01/05/21 (b)	28,922	27,006
Parexel International Corp., 4.349% (3MO LIBOR + 300), due 12/31/20 (b)	144,638	145,210
Peak 10 Holding Corp., 4.810% (3MO LIBOR + 350), due 07/24/24 (b)	309,225	308,743
PetSmart, Inc., 4.240% (3MO LIBOR + 300), due 03/11/22 (b)	491,184	391,567
Pike Corp., 4.849% (3MO LIBOR + 350), due 12/31/20 (b)	84,788	85,918
Playa Resorts Holding, BV, 4.500% (3MO LIBOR + 325), due 04/29/24 (b)	419,474	421,135
PODS, LLC, 4.403% (3MO LIBOR + 300), due 12/31/20 (b)	115,000	115,575
Prime Security Services Borrower, LLC, 4.099% (3MO LIBOR + 275), due 05/02/22 (b)	144,275	145,237
Project Alpha Intermediate Holding, Inc., 5.040% (3MO LIBOR + 350), due 04/04/21 (b)	383,075	374,295
Quest Software US Holdings, Inc., 6.918% (3MO LIBOR + 550), due 10/31/22 (b)	425,272	431,575
Radiate HoldCo, LLC, 4.349% (3MO LIBOR + 300), due 02/01/24 (b)	467,644	463,721
Ranpak Corp., 8.532% (3MO LIBOR + 725), due 09/22/22 (b)	122,222	121,000
Reynolds Group Holdings, Inc., 4.099% (3MO LIBOR + 300), due 01/23/20 (b)	162,005	162,677
RP Crown Parent, LLC, 4.349% (3MO LIBOR + 350), due 09/22/23 (b)	457,688	459,405

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Par Value	Value
LOAN PARTICIPATIONS — 9.1% (Continued)
Scientific Games International, Inc., 4.657% (3MO LIBOR + 350), due 08/14/24 (b)	$314,213	$316,569
SCS Holdings I, Inc., 5.599% (3MO LIBOR + 425), due 10/30/22 (b)	78,047	78,340
Securus Technologies Holdings, Inc., 5.849% (3MO LIBOR + 450), due 06/15/24 (b)	470,000	474,409
Select Medical Corp., 4.850% (3MO LIBOR + 350), due 02/13/24 (b)	328,350	331,223
Sinclair Television Group, Inc., 4.700% (3MO LIBOR + 250), due 12/31/20 (b)	375,000	374,299
Solera, LLC, 4.599% (3MO LIBOR + 375), due 03/03/23 (b)	387,053	389,333
Sophia, L.P., 4.582% (3MO LIBOR + 325), due 09/30/22 (b)	381,806	381,967
Southern Graphics, Inc., 4.500% (3MO LIBOR + 350), due 11/22/22 (b)	460,000	461,610
Team Health Holdings, Inc., 4.099% (3MO LIBOR + 275), due 01/12/24 (b)	585,575	569,841
Telesat Canada, 4.320% (3MO LIBOR + 300), due 11/17/23 (b)	474,012	475,344
TKC Holdings, Inc., 5.672% (3MO LIBOR + 425), due 02/01/23 (b)	393,025	395,603
Transdigm Group, Inc., 4.346% (3MO LIBOR + 300), due 08/16/24 (b)	89,550	89,923
Transdigm, Inc., 4.500% (3MO LIBOR + 275), due 06/09/23 (b)	59,850	59,916
Traverse Midstream Partners, LLC., 5.330% (3MO LIBOR + 400), due 09/11/21 (b)	75,000	75,975
Tribune Media Co., 4.399% (3MO LIBOR + 300), due 12/27/20 (b)	572,490	572,731
Wink Holdco, Inc., 4.500% (3MO LIBOR + 300), due 11/01/24 (b)	90,000	90,394
York Risk Services Holding Corp., 5.319% (3MO LIBOR + 375), due 10/01/21 (b) (d)	967,500	945,488

Total Loan Participations (Cost $28,763,971)		28,625,069

MILITARY HOUSING OBLIGATIONS — 2.5%
Atlantic Marine Corps Communities Military Housing, 144A, 5.433% due 12/01/50 (d) (f)	705,676	715,332
Capmark Military Housing Trust, Series 2007-AETC, Class A-1, 5.746% due 02/10/52 (d) (f)	1,902,764	1,929,518
Capmark Military Housing Trust, Series 2007-ROBS, Class A, 6.059% due 10/10/52 (d) (f)	477,783	500,514
Fort Benning Family Communities, LLC, 144A, 5.810% due 01/15/51 (d) (f)	1,050,000	1,010,975
GMAC Commercial Military Housing Trust, Series 2007-HCKM, Class A, 6.107% due 08/10/52 (d) (f)	1,115,422	1,261,544
HP Communities, LLC, 5.630% due 09/15/34 (d) (f)	650,000	718,544
Mid-Atlantic Military Co., 144A, 5.300% due 08/01/50	939,322	942,644
Northeast Housing, LLC, 6.298% due 10/15/49 (c) (d)	725,000	798,532

Total Military Housing Obligations (Cost $7,721,447)		7,877,603

MUNICIPAL OBLIGATIONS — 0.7%
Beverly Hills Unified School District, GO, 14.046% due 08/01/37 (a)	645,000	313,128
Illinois State, GO, 5.650% due 12/01/38	1,310,000	1,500,317
Newport Mesa CA Unified School District, GO, 3.960% due 08/01/41 (a)	1,000,000	409,590

Total Municipal Obligations (Cost $2,025,118)		2,223,035

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

	Shares	Value
COMMON STOCKS — 0.0% (e)
Energy — 0.0% (e)
Titan Energy, LLC (d) (Cost $502,500)	3,370	$5,122

PREFERRED STOCKS — 0.8%
Bank of America Corp., 6.300%	400,000	452,000
Citigroup, Inc., 6.250%	1,195,000	1,318,085
JPMorgan Chase & Co., 6.000%	87,291	93,842
JPMorgan Chase & Co., 6.100%	151,000	165,919
KeyCorp, 5.000%	418,000	430,540

Total Preferred Stocks (Cost $2,293,417)		2,460,386

AFFILIATED REGISTERED INVESTMENT COMPANIES — 1.7%
Guggenheim Floating Rate Strategies Fund	46,994	1,222,303
Guggenheim Strategy Fund I	160,984	4,034,258

Total Affiliated Registered Investment Companies (Cost $5,259,051)		5,256,561

	Par Value
COMMERCIAL PAPER — 2.5%
Bemis Company, Inc., 1.852%, due 01/08/18 (a)	$1,000,000	999,640
Deutsche Telekom AG, 1.602%, due 01/12/18 (a)	2,500,000	2,498,778
Marriott International, Inc., 1.752%, due 01/12/18 (a)	1,000,000	999,465
Molex Electronics Technologies, LLC, 2.001%, due 01/09/18 (a)	1,000,000	999,556
Rogers Communications, Inc., 1.801%, due 01/03/18 (a)	2,500,000	2,499,750

Total Commercial Paper (Cost $7,997,189)		7,997,189

MONEY MARKET FUNDS — 0.6%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (g) (Cost $1,972,722)	1,972,722	1,972,722

Total Investments at Value — 101.6% (Cost $321,417,039)		321,599,188

Liabilities in Excess of Other Assets — (1.6%)		(4,962,720)

Net Assets — 100.0%		$316,636,468

(a)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread.

(c)

Security has been valued at fair value in accordance with the procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $5,726,287 at December 31, 2017, representing 1.8% of net assets (Note 2).

(d)	Illiquid security. The total value of such securities is $8,934,284 at December 31, 2017, representing 2.8% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)

144A securities that are restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of December 31, 2017 was $6,136,427, representing 1.9% of net assets.

(g)	The rate shown is the 7-day effective yield as of December 31, 2017.

CV — Convertible Security.

Ltd. — Limited.

plc — Public Limited Company.

CDO — Collateralized Debt Obligation.

CLO — Collateralized Loan Obligation.

GO — General Obligation.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	December 31, 2017

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Corporation.

Re-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit.

STRIPS — Separately Traded Registered Interest and Principal Securities.

TBA — Security has been traded on a “to-be-announced” basis. In a TBA transaction, the Fund has committed to purchase a security for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions.

144A — Security was traded in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR rates as of December 31, 2017:
1MO LIBOR	1.56425%
3MO LIBOR	1.69428%

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Centrally Cleared Swap Contracts	December 31, 2017

Counter Party	Contract Type	Fund Pays	Fund Receives	Termination Date	Upfront Payments	Notional Amount	Net Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Interest Rate Swap	1.7267% Fixed	3MO LIBOR	7/31/2020	$—	$8,500,000	$86,599
	Interest Rate Swap	1.6738% Fixed	3MO LIBOR	8/16/2020	43,893	7,400,000	42,923
	Interest Rate Swap	1.9325% Fixed	3MO LIBOR	7/31/2022	—	4,700,000	62,160
	Interest Rate Swap	1.8953% Fixed	3MO LIBOR	8/11/2022	53,546	5,900,000	34,511
	Interest Rate Swap	2.2840% Fixed	3MO LIBOR	1/30/2024	3,458	1,500,000	(1,978)
	Interest Rate Swap	1.9914% Fixed	3MO LIBOR	8/22/2024	47,110	3,700,000	25,671
	Interest Rate Swap	2.3500% Fixed	3MO LIBOR	2/13/2027	35	6,400,000	23,213
	Interest Rate Swap	2.2365% Fixed	3MO LIBOR	8/11/2027	137,941	19,600,000	149,797
	Interest Rate Swap	2.1477% Fixed	3MO LIBOR	8/29/2027	306	800,000	17,896
	Interest Rate Swap	2.5919% Fixed	3MO LIBOR	11/13/2047	312	700,000	(3,452)
							$437,340

LIBOR — London Interbank Offered Rate.

LIBOR rates as of December 31, 2017:
3MO LIBOR	1.69428%

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities December 31, 2017

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO		WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND		WILSHIRE INCOME OPPORTUNITIES FUND
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$236,408,718	*	$158,383,548	*	$51,734,273	*	$41,250,074	*	$187,198,012	*	$359,424,114	*	$316,342,627
Investments in affiliated funds, at value (Note 5)	—		—		—		—		—		—		5,256,561
Cash	—		673		—		—		—		510		—
Cash pledged as collateral	—		—		—		—		—		—		1,056,000
Foreign currency, at value	—		—		—		—		—		15,540		—
Receivable for investment securities sold	—		—		49,554		12,750		99,204		—		3,003,970
Net swap premiums paid	—		—		—		—		—		—		286,601
Dividends and interest receivable	96,470		293,549		30,182		31,672		197,537		350,247		1,765,746
Receivable for capital shares sold	199,457		163,291		50,579		15,712		18,670		674,693		448,819
Dividend reclaim receivable	10,256		106		—		—		207		810,721		—
Other assets	30,854		26,347		26,896		25,050		33,355		64,792		19,573
Total Assets	236,745,755		158,867,514		51,891,484		41,335,258		187,546,985		361,340,617		328,179,897

LIABILITIES:
Payable upon return of securities loaned (Note 7)	1,614,019		127,466		3,365,468		1,001,671		1,815,226		5,530,010		—
Payable for investment securities purchased	—		81,493		454,925		36,913		—		—		10,818,404
Payable for capital shares redeemed	63,697		34,544		7,458		7,420		1,183,625		96,444		104,237
Net variation margin payable	—		—		—		—		—		—		334,275
Investment advisory fees payable (Note 3)	149,958		99,965		30,930		26,149		15,835		297,716		169,097
Distribution fees payable (Note 4)	8,823		—		8,027		239		60,188		—		—
Shareholder Service fees payable (Note 4)	14,100		7,300		2,740		2,340		8,510		13,310		16,120
Administration fees payable	8,400		5,700		1,700		1,500		6,600		12,300		11,400
Accrued expenses and other payables	48,431		41,234		35,785		34,675		49,293		78,809		89,896
Total Liabilities	1,907,428		397,702		3,907,033		1,110,907		3,139,277		6,028,589		11,543,429

NET ASSETS	$234,838,327		$158,469,812		$47,984,451		$40,224,351		$184,407,708		$355,312,028		$316,636,468

* Includes value of securities on loan	$15,985,353		$5,439,871		$10,257,245		$6,418,286		$11,934,916		$19,812,414		$—

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) December 31, 2017

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET ASSETS CONSIST OF:
Paid-in capital	$145,803,100	$118,999,301	$37,538,592	$31,781,842	$57,455,003	$295,227,234	$314,730,429
Accumulated (distributions in excess of) net investment income	—	—	—	1,156	223,005	1,164,230	(393,090)
Accumulated net realized gains (losses) from investment transactions	5,525,689	2,262,233	554,946	692,237	(422,383)	(6,860,000)	1,679,640
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	83,509,538	37,208,278	9,890,913	7,749,116	127,152,083	65,747,870	184,639
Investments in affiliated funds	—	—	—	—	—	—	(2,490)
Swap contracts	—	—	—	—	—	—	437,340
Net unrealized appreciation on assets and liabilities denominated in foreign currencies	—	—	—	—	—	32,694	—

NET ASSETS	$234,838,327	$158,469,812	$47,984,451	$40,224,351	$184,407,708	$355,312,028	$316,636,468

Investments in unaffiliated securities, at cost (Note 2)	$151,285,161	$121,047,804	$38,477,892	$32,499,287	$58,230,703	$288,146,234	$316,157,988
Investments in affiliated funds, at cost	—	—	—	—	—	—	5,259,051
Cash collateral for securities on loan, at cost	1,614,019	127,466	3,365,468	1,001,671	1,815,226	5,530,010	—
Foreign currency, at cost	—	—	—	—	—	15,386	—

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) December 31, 2017

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET ASSET VALUE PER SHARE:
INVESTMENT CLASS
Net assets applicable to Investment Class	$64,130,461	$6,546,792	$11,385,755	$6,304,910	$149,342,024	$4,176,424	$6,409,413
Investment Class shares of beneficial interest outstanding
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	1,622,279	309,031	454,494	274,222	7,170,420	373,194	625,181

Net asset value, offering and redemption price per share (a)	$39.53	$21.18	$25.05	$22.99	$20.83	$11.19	$10.25

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$170,707,866	$151,923,020	$36,598,696	$33,919,441	$35,065,684	$351,135,604	$310,227,055
Institutional Class shares of beneficial interest outstanding
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	4,013,802	7,250,711	1,348,322	1,444,294	1,683,570	31,800,035	30,340,537

Net asset value, offering and redemption price per share (a)	$42.53	$20.95	$27.14	$23.49	$20.83	$11.04	$10.22

†	For Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
(a)	For Wilshire International Equity Fund, a redemption fee may apply to redemptions of shares held for sixty days or less, subject to certain exceptions (Note 2).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Year Ended December 31, 2017

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends	$2,553,890	$4,424,731	$293,433	$428,642	$3,575,089	$7,918,110	$1,313,728
Interest	—	—	—	—	3	—	14,780,588
Income from securities lending	34,343	19,306	16,677	17,913	37,431	46,789	—
Income distributions from affiliated investments	—	—	—	—	—	—	213,937
Foreign taxes withheld	(51,269)	(8,305)	—	—	(1,728)	(809,798)	—
Total income	2,536,964	4,435,732	310,110	446,555	3,610,795	7,155,101	16,308,253

EXPENSES:
Investment advisory fee (Note 3)	1,740,176	1,254,058	351,218	299,905	179,696	3,138,372 (a)	2,164,887
Shareholder Service fees (Note 4)
Investment Class	80,681	5,563	13,984	8,745	92,879	4,912	3,272
Institutional Class	88,673	82,279	15,856	15,253	7,805	136,617	208,710
Distribution (12b-1) fees (Note 4)
Investment Class	157,771	19,038	32,580	19,072	357,300	15,862	11,321
Administration and accounting fees (Note 3)	97,350	70,070	17,322	14,785	75,287	131,663	151,120
Pricing costs	5,600	6,292	7,684	7,180	39,524	119,416	307,807
Registration and filing fees	42,853	43,443	36,196	34,270	50,956	53,784	90,673
Transfer agent fees (Note 3)	65,314	30,378	38,576	32,956	54,059	84,474	21,348
Custodian fees (Note 3)	49,272	35,948	9,098	8,174	38,676	73,151	89,116
Professional fees	37,192	32,402	23,092	22,700	33,304	45,938	48,224
Directors’ fees and expenses (Note 3)	40,509	29,191	7,204	6,192	31,427	54,647	63,670
Postage and supplies	34,759	25,545	26,448	25,328	18,326	33,102	35,040
Printing expense	12,970	12,113	4,176	3,619	10,591	15,915	22,684
Insurance expense	12,749	11,073	2,260	2,398	10,274	15,800	23,324
Interest expense (Note 2)	—	—	—	—	—	—	61,653
Other	11,701	14,702	8,955	7,225	10,157	52,722	36,023
Total expenses	2,477,570	1,672,095	594,649	507,802	1,010,261	3,976,375	3,338,872
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	—	—	(53,561)	(55,407)	—	(2,177)	(3,021)
Fees paid indirectly (Note 4)	(2,976)	(3,540)	—	(6,996)	—	—	—
Net expenses	2,474,594	1,668,555	541,088	445,399	1,010,261	3,974,198	3,335,851

Net investment income (loss)	$62,370	$2,767,177	$(230,978)	$1,156	$2,600,534	$3,180,903	$12,972,402

(a)	Includes $7,286 of prior years’ investment advisory fee reductions and expense reimbursement recouped by the Adviser (Note 3).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations - (Continued) For the Year Ended December 31, 2017

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain (loss) from:
Unaffiliated investments	$23,070,730	$13,077,655	$4,094,232	$3,862,700	$12,583,104	$15,476,610	$3,054,395
Sale of affiliated investment company shares	—	—	—	—	—	—	69,074
Written option contracts (Note 2)	—	—	—	—	—	—	56,289
Swap contracts	—	—	—	—	—	—	(145,063)
Forward currency contracts	—	—	—	—	—	—	5,381
Foreign currency transactions	—	—	—	—	—	(381,684)	(81,286)
Long-term capital gain distributions from affiliated funds	—	—	—	—	—	—	1,090
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	32,528,372	6,970,898	1,518,666	(939,024)	17,971,304	52,143,955	4,807,365
Investments in affiliated funds	—	—	—	—	—	—	(60,612)
Swap contracts	—	—	—	—	—	—	437,340
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—	60,821	(14,224)

Net realized and unrealized gains on investments and foreign currency transactions	55,599,102	20,048,553	5,612,898	2,923,676	30,554,408	67,299,702	8,129,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,661,472	$22,815,730	$5,381,920	$2,924,832	$33,154,942	$70,480,605	$21,102,151

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
OPERATIONS:
Net investment income	$62,370	$701,354	$2,767,177	$3,602,970
Net realized gains on investments	23,070,730	24,110,965	13,077,655	10,983,831
Net change in unrealized appreciation (depreciation) on investments	32,528,372	(9,717,197)	6,970,898	18,844,323
Net increase in net assets resulting from operations	55,661,472	15,095,122	22,815,730	33,431,124

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	—	(23,274)	(92,892)	(70,117)
Institutional Class shares	(83,014)	(666,107)	(2,679,991)	(3,529,320)
Net realized capital gains:
Investment Class shares	(5,345,348)	(7,216,123)	(529,991)	(812,603)
Institutional Class shares	(13,199,444)	(16,461,985)	(12,564,148)	(8,395,071)
Total distributions to shareholders	(18,627,806)	(24,367,489)	(15,867,022)	(12,807,111)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	1,303,759	9,447,776	910,198	13,100,295
Shares issued as reinvestment of distributions	5,238,090	7,046,311	607,100	868,423
Shares redeemed	(14,751,160)	(58,801,975)	(5,436,320)	(60,891,899)
Net decrease in net assets from Investment Class share transactions	(8,209,311)	(42,307,888)	(3,919,022)	(46,923,181)

Institutional Class shares:
Shares sold	41,145,232	112,406,914	24,380,834	127,227,693
Shares issued as reinvestment of distributions	12,550,610	15,976,819	15,150,692	11,893,895
Shares redeemed	(62,483,304)	(91,601,976)	(69,699,659)	(33,421,170)
Net increase (decrease) in net assets from Institutional Class share transactions	(8,787,462)	36,781,757	(30,168,133)	105,700,418

Net increase (decrease) in net assets	20,036,893	(14,798,498)	(27,138,447)	79,401,250

NET ASSETS:
Beginning of year	214,801,434	229,599,932	185,608,259	106,207,009
End of year	$234,838,327	$214,801,434	$158,469,812	$185,608,259

Accumulated net investment income, end of year	$—	$11,973	$—	$3,533

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
OPERATIONS:
Net investment income (loss)	$(230,978)	$(146,581)	$1,156	$253,736
Net realized gains on investments	4,094,232	5,246,004	3,862,700	3,935,633
Net change in unrealized appreciation (depreciation) on investments	1,518,666	3,547,658	(939,024)	6,014,108
Net increase in net assets resulting from operations	5,381,920	8,647,081	2,924,832	10,203,477

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	—	—	—	(42,010)
Institutional Class shares	—	—	—	(249,635)
Net realized capital gains:
Investment Class shares	(1,097,621)	(902,329)	(709,839)	(879,115)
Institutional Class shares	(3,329,032)	(3,066,404)	(3,781,888)	(2,443,106)
Total distributions to shareholders	(4,426,653)	(3,968,733)	(4,491,727)	(3,613,866)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	14,638,488	8,090,368	1,117,553	4,601,966
Shares issued as reinvestment of distributions	1,041,243	883,172	689,265	900,773
Shares redeemed	(13,152,021)	(14,178,884)	(4,390,773)	(12,548,929)
Net increase (decrease) in net assets from Investment Class share transactions	2,527,710	(5,205,344)	(2,583,955)	(7,046,190)

Institutional Class shares:
Shares sold	18,566,543	23,749,758	15,355,723	24,015,502
Shares issued as reinvestment of distributions	3,308,750	3,059,039	3,772,200	2,684,309
Shares redeemed	(14,460,998)	(16,251,162)	(15,548,502)	(13,461,080)
Net increase in net assets from Institutional Class share transactions	7,414,295	10,557,635	3,579,421	13,238,731

Net increase (decrease) in net assets	10,897,272	10,030,639	(571,429)	12,782,152

NET ASSETS:
Beginning of year	37,087,179	27,056,540	40,795,780	28,013,628
End of year	$47,984,451	$37,087,179	$40,224,351	$40,795,780

Accumulated net investment income, end of year	$—	$—	$1,156	$—

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
OPERATIONS:
Net investment income	$2,600,534	$3,091,458	$3,180,903	$3,980,720
Net realized gains (losses) on investments and foreign currency transactions	12,583,104	32,576,301	15,094,926	(4,042,613)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	17,971,304	(12,337,006)	52,204,776	13,529,543
Net increase in net assets resulting from operations	33,154,942	23,330,753	70,480,605	13,467,650

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	(1,946,012)	(2,761,275)	(2,976)	(182,252)
Institutional Class shares	(555,678)	(1,004,390)	(1,689,353)	(4,629,388)
Horace Mann Class shares	—	(4,577)	—	—
Net realized capital gains:
Investment Class shares	(10,494,187)	(5,106,112)	—	—
Institutional Class shares	(2,473,623)	(1,869,149)	—	—
Total distributions to shareholders	(15,469,500)	(10,745,503)	(1,692,329)	(4,811,640)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	19,689,466	14,468,832	2,292,119	13,074,344
Shares issued as reinvestment of distributions	11,943,752	7,545,415	2,853	176,771
Redemption fees (Note 2)	—	—	10	942
Shares redeemed	(28,829,164)	(58,715,642)	(11,034,460)	(5,481,578)
Net increase (decrease) in net assets from Investment Class share transactions	2,804,054	(36,701,395)	(8,739,478)	7,770,479

Institutional Class shares:
Shares sold	3,066,897	10,987,352	76,449,497	177,914,962
Shares issued as reinvestment of distributions	2,507,629	2,231,465	1,646,137	4,619,158
Redemption fees (Note 2)	—	—	635	1,948
Shares redeemed	(15,185,693)	(34,209,479)	(52,433,552)	(109,736,709)
Net increase (decrease) in net assets from Institutional Class share transactions	(9,611,167)	(20,990,662)	25,662,717	72,799,359

Qualified Class shares:
Shares sold	—	1	—	—
Shares redeemed	—	(197)	—	—
Net decrease in net assets from Qualified Class share transactions	—	(196)	—	—

Horace Mann Class shares:
Shares sold	—	24,850	—	—
Shares issued as reinvestment of distributions	—	4,577	—	—
Shares redeemed	—	(1,792,892)	—	—
Net decrease in net assets from Horace Mann Class share transactions	—	(1,763,465)	—	—

Net increase (decrease) in net assets	10,878,329	(46,870,468)	85,711,515	89,225,848

NET ASSETS:
Beginning of year	173,529,379	220,399,847	269,600,513	180,374,665
End of year	$184,407,708	$173,529,379	$355,312,028	$269,600,513

Accumulated (distributions in excess of) net investment income, end of year	$223,005	$(2,459)	$1,164,230	$(104,004)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE INCOME OPPORTUNITIES FUND
	Year Ended December 31, 2017	Period Ended December 31, 2016*
OPERATIONS:
Net investment income	$12,972,402	$8,295,764
Net realized gains on unaffiliated investments, sale of affiliated investment company shares, written option contracts, swap contracts, forward currency contracts and foreign currency transactions	2,958,790	1,719,677
Long-term capital gain distributions from affiliated funds	1,090	—
Net change in unrealized appreciation (depreciation) on affiliated and unaffiliated investments, swap contracts and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	5,169,869	(4,550,380)
Net increase in net assets resulting from operations	21,102,151	5,465,061

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	(252,971)	(18,739)
Institutional Class shares	(12,802,854)	(8,022,614)
Net realized capital gains:
Investment Class shares	(23,429)	(7,570)
Institutional Class shares	(1,122,003)	(2,931,274)
Total distributions to shareholders	(14,201,257)	(10,980,197)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	7,558,909	3,002,325
Issued in connection with in-kind transfer (Note 11)	—	10
Shares issued as reinvestment of distributions	270,908	22,884
Shares redeemed	(2,467,223)	(1,932,279)
Net increase in net assets from Investment Class share transactions	5,362,594	1,092,940

Institutional Class shares:
Shares sold	43,898,687	317,151,289
Issued in connection with in-kind transfer (Note 11)	—	147,868,290
Shares issued as reinvestment of distributions	13,781,761	10,945,747
Shares redeemed	(151,206,477)	(73,644,121)
Net increase (decrease) in net assets from Institutional Class share transactions	(93,526,029)	402,321,205

Net increase (decrease) in net assets	(81,262,541)	397,899,009

NET ASSETS:
Beginning of period	397,899,009	—
End of period	$316,636,468	$397,899,009

Distributions in excess of net investment income, end of period	$(393,090)	$(14,227)

*	Commenced operations on March 30, 2016.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013
Net asset value, beginning of year	$33.93	$36.82	$38.66	$41.60	$34.70

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.08)	0.04	(0.14)	(0.26)	(0.02)
Net realized and unrealized gains on investments	9.24	1.26	2.53	3.61	10.38
Total from investment operations	9.16	1.30	2.39	3.35	10.36

Less distributions:
From net investment income	—	(0.01)	—	—	—
From realized capital gains	(3.56)	(4.18)	(4.23)	(6.29)	(3.46)
Total distributions	(3.56)	(4.19)	(4.23)	(6.29)	(3.46)

Net asset value, end of year	$39.53	$33.93	$36.82	$38.66	$41.60

Total return (b)	26.93%	3.33%	6.18%	7.97%	30.22%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$64,130	$62,634	$107,381	$103,733	$113,495
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.30%	1.32%	1.33%	1.38%	1.36%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.30%	1.32%	1.33%	1.38%	1.36%
Net investment income (loss)	(0.21%)	0.10%	(0.34%)	(0.61%)	(0.05%)
Portfolio turnover rate	51%	75%	104%	62%	136%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.
(c)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.30%, 1.32%, 1.34%, 1.38% and 1.36% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014		Year Ended 12/31/2013
Net asset value, beginning of year	$36.19	$39.04	$40.62	$43.28		$35.94

Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.15	(0.01)	(0.13)		0.10
Net realized and unrealized gains on investments	9.87	1.34	2.66	3.76		10.77
Total from investment operations	9.92	1.49	2.65	3.63		10.87

Less distributions:
From net investment income	(0.02)	(0.16)	—	(0.00	)(b)	(0.07)
From realized capital gains	(3.56)	(4.18)	(4.23)	(6.29)		(3.46)
Total distributions	(3.58)	(4.34)	(4.23)	(6.29)		(3.53)

Net asset value, end of year	$42.53	$36.19	$39.04	$40.62		$43.28

Total return (c)	27.35%	3.61%	6.52%	8.32%		30.60%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$170,708	$152,167	$122,219	$134,534		$243,622
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.98%	1.04%	1.01%	1.06%		1.05%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (d)	0.98%	1.04%	1.01%	1.06%		1.06%
Net investment income (loss)	0.11%	0.37%	(0.02%)	(0.29%)		0.23%
Portfolio turnover rate	51%	75%	104%	62%		136%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount is less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.
(d)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.98%, 1.04%, 1.02%, 1.06% and 1.05% for years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013
Net asset value, beginning of year	$20.40	$18.62	$21.19	$21.44	$15.86

Income (loss) from investment operations:
Net investment income (a)	0.30	0.37	0.20	0.18	0.16
Net realized and unrealized gains (losses) on investments	2.67	2.56	(1.33)	2.14	5.64
Total from investment operations	2.97	2.93	(1.13)	2.32	5.80

Less distributions:
From net investment income	(0.30)	(0.14)	(0.19)	(0.23)	(0.14)
From realized capital gains	(1.89)	(1.01)	(1.25)	(2.34)	(0.08)
Total distributions	(2.19)	(1.15)	(1.44)	(2.57)	(0.22)

Net asset value, end of year	$21.18	$20.40	$18.62	$21.19	$21.44

Total return (b)	14.64%	15.73%	(5.33%)	10.77%	36.54%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$6,547	$10,112	$52,864	$61,566	$61,800
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.26%	1.26%	1.27%	1.29%	1.24%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.26%	1.27%	1.29%	1.30%	1.25%
Net investment income	1.38%	1.87%	0.96%	0.80%	0.87%
Portfolio turnover rate	39%	174%	55%	57%	101%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.
(c)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.26%, 1.26%, 1.27%, 1.29% and 1.24% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013
Net asset value, beginning of year	$20.20	$18.67	$21.24	$21.48	$15.89

Income (loss) from investment operations:
Net investment income (a)	0.36	0.40	0.26	0.24	0.22
Net realized and unrealized gains (losses) on investments	2.65	2.55	(1.33)	2.14	5.63
Total from investment operations	3.01	2.95	(1.07)	2.38	5.85

Less distributions:
From net investment income	(0.37)	(0.41)	(0.25)	(0.28)	(0.18)
From realized capital gains	(1.89)	(1.01)	(1.25)	(2.34)	(0.08)
Total distributions	(2.26)	(1.42)	(1.50)	(2.62)	(0.26)

Net asset value, end of year	$20.95	$20.20	$18.67	$21.24	$21.48

Total return (b)	14.99%	15.78%	(5.07%)	11.05%	36.85%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$151,923	$175,497	$53,343	$63,499	$111,550
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.98%	1.04%	1.01%	1.00%	0.95%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	0.98%	1.05%	1.02%	1.01%	0.97%
Net investment income	1.67%	2.09%	1.23%	1.09%	1.13%
Portfolio turnover rate	39%	174%	55%	57%	101%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.
(c)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.98%, 1.04%, 1.01%, 1.00% and 0.95% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013
Net asset value, beginning of year	$24.41	$22.64	$23.44	$24.95	$18.06

Income (loss) from investment operations:
Net investment loss (a)	(0.19)	(0.15)	(0.15)	(0.25)	(0.16)
Net realized and unrealized gains on investments	3.51	4.80	0.70	1.09	7.59
Total from investment operations	3.32	4.65	0.55	0.84	7.43

Less distributions:
From realized capital gains	(2.68)	(2.88)	(1.35)	(2.35)	(0.54)

Net asset value, end of year	$25.05	$24.41	$22.64	$23.44	$24.95

Total return (b)	13.66%	20.44%	2.29%	3.44%	41.25%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$11,386	$8,633	$12,642	$11,398	$9,582
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.48%	1.51%	1.46%	1.50%	1.47%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.64%	1.60%	1.64%	1.55%	1.62%
Net investment income (loss)	(0.75%)	(0.57%)	(0.59%)	(1.00%)	(0.75%)
Portfolio turnover rate	110%	114%	63%	77%	88%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.
(c)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.60%, 1.64%, 1.54% and 1.61% for the years ended December 31, 2016, 2015, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013
Net asset value, beginning of year	$26.18	$24.04	$24.75	$26.14	$18.89

Income (loss) from investment operations:
Net investment loss (a)	(0.14)	(0.08)	(0.07)	(0.18)	(0.15)
Net realized and unrealized gains on investments	3.78	5.10	0.71	1.14	7.99
Total from investment operations	3.64	5.02	0.64	0.96	7.84

Less distributions:
From net investment income	—	—	—	—	(0.05)
From realized capital gains	(2.68)	(2.88)	(1.35)	(2.35)	(0.54)
Total distributions	(2.68)	(2.88)	(1.35)	(2.35)	(0.59)

Net asset value, end of year	$27.14	$26.18	$24.04	$24.75	$26.14

Total return (b)	13.96%	20.79%	2.53%	3.75%	41.58%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$36,599	$28,454	$14,414	$15,483	$24,013
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.23%	1.27%	1.19%	1.20%	1.19%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (c)	1.34%	1.33%	1.36%	1.24%	1.20%
Net investment loss	(0.47%)	(0.32%)	(0.28%)	(0.70%)	(0.54%)
Portfolio turnover rate	110%	114%	63%	77%	88%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.
(c)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.33%, 1.35%, 1.19% and 1.18% for the years ended December 31, 2016, 2015, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015		Year Ended 12/31/2014	Year Ended 12/31/2013
Net asset value, beginning of year	$23.75	$20.74	$22.86		$24.33	$17.40

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)	0.10	0.01		(0.08)	(0.03)
Net realized and unrealized gains (losses) on investments	2.09	4.99	(0.89)		1.53	7.62
Total from investment operations	2.04	5.09	(0.88)		1.45	7.59

Less distributions:
From net investment income	—	(0.09)	(0.00	)(b)	—	(0.00	)(b)
From capital gains	(2.80)	(1.99)	(1.24)		(2.92)	(0.66)
Total distributions	(2.80)	(2.08)	(1.24)		(2.92)	(0.66)

Net asset value, end of year	$22.99	$23.75	$20.74		$22.86	$24.33

Total return (c)	8.65%	24.86%	(3.83%)		6.17%	43.79%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$6,305	$9,097	$14,287		$14,120	$13,688
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.45%	1.51%	1.49%		1.49%	1.49%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (d)	1.69%	1.60%	1.67%		1.56%	1.58%
Net investment income (loss)	(0.25%)	0.48%	0.06%		(0.35%)	(0.13%)
Portfolio turnover rate	88%	99%	49%		53%	60%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount is less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.
(d)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.67%, 1.59%, 1.67%, 1.55% and 1.57% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013
Net asset value, beginning of year	$24.14	$21.08	$23.21	$24.59	$17.58

Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.16	0.08	(0.02)	0.00 (b)
Net realized and unrealized gains (losses) on investments	2.14	5.08	(0.90)	1.56	7.74
Total from investment operations	2.15	5.24	(0.82)	1.54	7.74

Less distributions:
From net investment income	—	(0.19)	(0.07)	—	(0.07)
From realized capital gains	(2.80)	(1.99)	(1.24)	(2.92)	(0.66)
Total distributions	(2.80)	(2.18)	(1.31)	(2.92)	(0.73)

Net asset value, end of year	$23.49	$24.14	$21.08	$23.21	$24.59

Total return (c)	8.97%	25.16%	(3.52%)	6.47%	44.16%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$33,919	$31,698	$13,727	$15,655	$24,934
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.19%	1.27%	1.18%	1.17%	1.20%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (d)	1.37%	1.33%	1.36%	1.23%	1.19%
Net investment income (loss)	0.07%	0.73%	0.36%	(0.07%)	(0.01%)
Portfolio turnover rate	88%	99%	49%	53%	60%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.
(d)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.35%, 1.32%, 1.35%, 1.21% and 1.18% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014	Year Ended 12/31/2013
Net asset value, beginning of year	$18.86	$17.78		$18.01		$16.22	$12.43

Income (loss) from investment operations:
Net investment income (a)	0.29	0.27		0.24		0.23	0.19
Net realized and unrealized gains (losses) on investments	3.52	1.96		(0.22)		1.78	3.80
Total from investment operations	3.81	2.23		0.02		2.01	3.99

Less distributions:
From net investment income	(0.27)	(0.39)		(0.25)		(0.22)	(0.20)
From realized capital gains	(1.57)	(0.76)		—		—	—
Total distributions	(1.84)	(1.15)		(0.25)		(0.22)	(0.20)

Net asset value, end of year	$20.83	$18.86		$17.78		$18.01	$16.22

Total return (b)	20.20%	12.51%		0.08%		12.38%	32.10%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$149,342	$132,669		$159,709		$204,465	$139,354
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.62%	0.67%		0.64%		0.65%	0.68%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	0.62%	0.67	%(c)	0.64	%(c)	0.65%	0.68%
Net investment income	1.39%	1.49%		1.35%		1.32%	1.33%
Portfolio turnover rate	3%	5%		6%		3%	2%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.
(c)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.67% and 0.64% for the years ended December 31, 2016 and 2015, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2017	Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014	Year Ended 12/31/2013
Net asset value, beginning of year	$18.85	$17.78		$18.00		$16.21	$12.41

Income (loss) from investment operations:
Net investment income (a)	0.35	0.33		0.29		0.26	0.22
Net realized and unrealized gains (losses) on investments	3.53	1.95		(0.22)		1.79	3.81
Total from investment operations	3.88	2.28		0.07		2.05	4.03

Less distributions:
From net investment income	(0.33)	(0.45)		(0.29)		(0.26)	(0.23)
From realized capital gains	(1.57)	(0.76)		—		—	—
Total distributions	(1.90)	(1.21)		(0.29)		(0.26)	(0.23)

Net asset value, end of year	$20.83	$18.85		$17.78		$18.00	$16.21

Total return (b)	20.57%	12.81%		0.36%		12.60%	32.48%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$35,066	$40,860		$59,065		$67,500	$59,565
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.33%	0.36%		0.41%		0.44%	0.46%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	0.33%	0.36	%(c)	0.41	%(c)	0.44%	0.46%
Net investment income	1.67%	1.80%		1.59%		1.53%	1.55%
Portfolio turnover rate	3%	5%		6%		3%	2%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.
(c)	The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.36% and 0.41% for the years ended December 31, 2016 and 2015, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2017		Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014		Year Ended 12/31/2013
Net asset value, beginning of year	$8.92		$8.90	$9.06	$9.70		$8.34

Income (loss) from investment operations:
Net investment income (a)	0.08		0.10	0.09	0.09		0.03
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.20		0.07	(0.23)	(0.71)		1.54
Total from investment operations	2.28		0.17	(0.14)	(0.62)		1.57

Less distributions:
From net investment income	(0.01)		(0.15)	(0.02)	(0.02)		(0.00	)(b)
From realized capital gains	—		—	—	—		(0.21)
Total distributions	(0.01)		(0.15)	(0.02)	(0.02)		(0.21)

Redemption fees (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	—		—

Net asset value, end of year	$11.19		$8.92	$8.90	$9.06		$9.70

Total return (c)	25.54%		1.88%	(1.55%)	(6.38%)		18.95%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$4,176		$11,290	$3,438	$11,371		$2,410
Operating expenses including dividends and rebates on securities sold short and interest expense, after fee reductions and expense reimbursements and fees paid indirectly (d)	1.51	%(e)	1.52%	1.50%	1.50%		1.85	%(e)
Operating expenses including dividends and rebates on securities sold short and interest expense, before fee reductions and expense reimbursements and fees paid indirectly (d)	1.55%		1.65%	1.75%	1.71	%(f)	1.93	%(f)
Net investment income	0.87%		1.19%	0.99%	0.97%		0.38%
Portfolio turnover rate	62%		79%	84%	176%		368%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.
(d)	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
(e)	The operating expense ratios reflect the expenses related to foreign currency exchange contracts or investing in securities sold short. Had these expenses been excluded, the expense ratio (after fee reductions and fees paid indirectly) would have been 1.50% for years ended December 31, 2017 and 2013.
(f)	The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.71% and 1.93% for the years ended December 31, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2017		Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014		Year Ended 12/31/2013
Net asset value, beginning of year	$8.81		$8.78	$8.99	$9.64		$8.38

Income (loss) from investment operations:
Net investment income (a)	0.10		0.12	0.09	0.09		0.08
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.18		0.07	(0.21)	(0.68)		1.51
Total from investment operations	2.28		0.19	(0.12)	(0.59)		1.59

Less distributions:
From net investment income	(0.05)		(0.16)	(0.09)	(0.06)		(0.12)
From realized capital gains	—		—	—	—		(0.21)
Total distributions	(0.05)		(0.16)	(0.09)	(0.06)		(0.33)

Redemption fees (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	—		—

Net asset value, end of year	$11.04		$8.81	$8.78	$8.99		$9.64

Total return (c)	25.92%		2.16%	(1.37%)	(6.16%)		19.10%

Ratios to average net assets/supplemental data[2]:
Net assets, end of year (in 000’s)	$351,136		$258,311	$176,937	$165,048		$45,897
Operating expenses including dividends and rebates on securities sold short and interest expense, after fee reductions and expense reimbursements and fees paid indirectly (d)	1.26	%(e)	1.27%	1.25%	1.25%		1.61	%(e)
Operating expenses including dividends and rebates on securities sold short and interest expense, before fee reductions and expense reimbursements and fees paid indirectly (d)	1.26%		1.32%	1.29%	1.31	%(f)	1.87	%(f)
Net investment income	1.02%		1.44%	1.00%	0.96%		0.88%
Portfolio turnover rate	62%		79%	84%	176%		368%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount is less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.
(d)	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
(e)	The operating expense ratio reflects the expenses related to foreign currency exchange contracts or investing in securities sold short. Had these expenses been excluded, the expense ratio (after fee reductions and fees paid indirectly) would have been 1.25% for the years ended December 31, 2017 and 2013.
(f)	The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.31% and 1.87% for the years ended December 31, 2014 and 2013, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Year Ended 12/31/2017		Period Ended 12/31/2016*
Net asset value, beginning of period	$10.14		$10.00

Income from investment operations:
Net investment income (a)	0.35		0.21
Net realized and unrealized gains on investments and foreign currency transactions	0.22		0.18
Total from investment operations	0.57		0.39

Less distributions:
From net investment income	(0.42)		(0.18)
From realized capital gains	(0.04)		(0.07)
Total distributions	(0.46)		(0.25)

Net asset value, end of period	$10.25		$10.14

Total return (b)	5.60%		3.92	%(c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,409		$1,102
Operating expenses after expense reimbursements (d)	1.17	%(e)	1.15	%(f)
Operating expense before expense reimbursements (d)	1.23%		1.26	%(f)
Net investment income	3.28%		2.83	%(f)
Portfolio turnover rate	88%		74	%(c)

*	Commenced operations on March 30, 2016.
(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.
(c)	Not Annualized.
(d)	Ratio does not include expenses from underlying funds.
(e)	Includes interest incurred from reverse repurchase agreements during the year ended December 31, 2017 of 0.02%.
(f)	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Year Ended 12/31/2017		Period Ended 12/31/2016*
Net asset value, beginning of period	$10.10		$10.00

Income from investment operations:
Net investment income (a)	0.37		0.25
Net realized and unrealized gains on investments and foreign currency transactions	0.22		0.13
Total from investment operations	0.59		0.38

Less distributions:
From net investment income	(0.43)		(0.21)
From realized capital gains	(0.04)		(0.07)
Total distributions	(0.47)		(0.28)

Net asset value, end of period	$10.22		$10.10

Total return (b)	5.84%		3.82	%(c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$310,227		$396,797
Operating expenses (d)	0.92	%(e)	0.86	%(f)
Net investment income	3.49%		3.11	%(f)
Portfolio turnover rate	88%		74	%(c)

*	Commenced operations on March 30, 2016.
(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Portfolio shares.
(c)	Not Annualized.
(d)	Ratio does not include expenses from underlying funds.
(e)	Includes interest incurred from reverse repurchase agreements during the year ended December 31, 2017 of 0.02%.
(f)	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements December 31, 2017

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each series.

The investment objective of Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap growth sub-category.

The investment objective of Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap value sub-category.

The investment objective of Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small-cap growth sub-category.

The investment objective of Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small-cap value sub-category.

The investment objective of Wilshire 5000 IndexSM Fund is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM before the deduction of the Portfolio’s expenses.

The investment objective of Wilshire International Equity Fund is capital appreciation.

The primary investment objective of Wilshire Income Opportunities Fund is to maximize current income. Long-term capital appreciation is a secondary objective.

Each of the Portfolios currently offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges except that the Investment Class has exclusive voting rights for its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs with respect to its service and distribution expenses.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

2. Significant Accounting Policies.

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Portfolios have adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolios follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Use of estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.

Security valuation – Securities listed or traded on U.S. exchanges, including options and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and asked prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and asked prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses ICE Data Services (“ICE”) as a third-party pricing agent. ICE provides a daily fair value for foreign securities in Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value Wilshire International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the year ended December 31, 2017, there have been no significant changes to the Portfolios’ fair value methodologies.

The following is a summary of the inputs used to value the Portfolios’ investments as of December 31, 2017:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$232,159,264	$—	$—	$232,159,264
Money Market Funds	4,249,454	—	—	4,249,454
Total	$236,408,718	$—	$—	$236,408,718

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

Large Company Value Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$155,199,096	$—	$—		$155,199,096
Rights	—	—	1,135	*	1,135
Money Market Funds	3,183,317	—	—		3,183,317
Total	$158,382,413	$—	$1,135		$158,383,548

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$46,743,827	$—	$—		$46,743,827
Rights	—	—	0	*	0
Money Market Funds	4,990,446	—	—		4,990,446
Total	$51,734,273	$—	$0		$51,734,273

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$39,465,413	$—	$—	$39,465,413
Money Market Funds	1,784,661	—	—	1,784,661
Total	$41,250,074	$—	$—	$41,250,074

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$183,305,042	$—	$—		$183,305,042
Rights	—	—	8,460	*	8,460
Money Market Funds	3,884,510	—	—		3,884,510
Total	$187,189,552	$—	$8,460		$187,198,012

Wilshire International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$81,819,954	$260,820,657	$—	$342,640,611
Preferred Stocks	—	989,035	—	989,035
Rights	11,588	—	—	11,588
Money Market Funds	15,782,880	—	—	15,782,880
Total	$97,614,422	$261,809,692	$—	$359,424,114

*	Includes securities that have been fair valued at $0.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$39,791,970	$—	$39,791,970
U.S. Government Agency Obligations	—	11,568,950	—	11,568,950
Agency Mortgage-Backed Obligations	—	30,942,595	—	30,942,595
Non-Agency Mortgage-Backed Obligations	—	48,335,885	—	48,335,885
Non-Agency Mortgage-Backed Obligation Interest-Only Strips	—	8,874,894	—	8,874,894
Asset-Backed Securities	—	39,028,517	—	39,028,517
Collateralized Loan Obligations	—	30,409,821	—	30,409,821
Investment Grade Corporate Obligations	—	11,145,728	—	11,145,728
High Yield Corporate Obligations	—	7,305,098	—	7,305,098
Foreign Bonds	—	37,778,043	—	37,778,043
Loan Participations	—	28,625,069	—	28,625,069
Military Housing Obligations	—	7,877,603	—	7,877,603
Municipal Obligations	—	2,223,035	—	2,223,035
Common Stocks	5,122	—	—	5,122
Preferred Stocks	—	2,460,386	—	2,460,386
Affiliated Registered Investment Companies	5,256,561	—	—	5,256,561
Commerical Paper	—	7,997,189	—	7,997,189
Money Market Funds	1,972,722	—	—	1,972,722
Total	$7,234,405	$314,364,783	$—	$321,599,188
Other Financial Instruments**
Swaps - Interest Rate	$—	$437,340	$—	$437,340

**	Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type. It is the Portfolios’ policy to recognize transfers between Levels at the end of the reporting period. As of December 31, 2017, the Portfolios, other than Wilshire Income Opportunities Fund, did not have any transfers between Levels. In addition, Large Company Growth Portfolio, Small Company Value Portfolio and Wilshire International Equity Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2017. Large Company Value Portfolio and Small Company Growth Portfolio held rights and Wilshire 5000 IndexSM Fund held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $1,135, $0 and $8,460, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

The following is a reconciliation of Level 3 investments of Wilshire Income Opportunities Fund for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2017:

Wilshire Income Opportunities Fund
Investments in Securities	Value as of December 31, 2016	Transfers into (out of) Level 3	Purchases	Net change in unrealized appreciation	Value as of December 31, 2017
Military Housing Obligations	$1,850,978	$(1,850,978)	$—	$—	—
Total	$1,850,978	$(1,850,978)	$—	$—	$—

Option Transactions – Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes or purchases a covered call or put option, an amount equal to the premium received is included as a liability in the Portfolio’s statement of assets and liabilities. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included as an investment in the Portfolio’s statement of assets and liabilities, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

Transactions in options purchased by Wilshire Income Opportunities Fund during the year ended December 31, 2017 were as follows:

	Option Contracts	Option Premiums
Options outstanding at beginning of year	—	$—
Options purchased	10,341	1,283,937
Options expired	(3,019)	(249,885)
Options sold	(7,322)	(1,034,052)
Options outstanding at end of year	—	$—

Transactions in options written by Wilshire Income Opportunities Fund during the year ended December 31, 2017 were as follows:

	Option Contracts	Option Premiums
Options outstanding at beginning of year	—	$—
Options written	6,556	523,971
Options expired	(1,033)	(74,376)
Options cancelled in a closing purchase transaction	(5,523)	(449,595)
Options outstanding at end of year	—	$—

Interest Rate Swaps – Wilshire Income Opportunities Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, the Portfolio may enter into interest rate swaps.

Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as interest income on the Statements of Operations. Interest rate swaps are marked-to-market daily and the change is recorded as unrealized gain (loss) on swap contracts on the Statements of Operations. The average monthly notional value of interest rate swaps for Wilshire Income Opportunities Fund during the year ended December 31, 2017 was $30,239,167.

Reverse Repurchase Agreements – Wilshire Income Opportunities Fund may enter into reverse repurchase agreements for investment purposes. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. At the time the Portfolio enters into a reverse repurchase agreement, it segregates cash, cash equivalents, or other liquid assets, including equity securities and debt securities, at least equal in value to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds under the

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

agreement may be restricted pending a determination by the other party, or its trustee, or receiver, whether to enforce the obligation to repurchase the securities. Interest incurred from the sale of reverse repurchase agreements is listed as Interest Expense on the Statements of Operations. Wilshire Income Opportunities Fund had no reverse repurchase agreements outstanding as of December 31, 2017.

For the year ended December 31, 2017, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for Wilshire Income Opportunities Fund were $6,907,910 and 0.89%, respectively.

Securities traded on a “to-be-announced” basis – Wilshire Income Opportunities Fund occasionally trades securities on a “to-be-announced” (“TBA”) basis. In a TBA transaction, the Portfolio has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. TBA securities are noted as such on the Portfolio’s Schedule of Investments.

Investment transactions and investment income – Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. Distributions received on investments that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

Mortgage, asset-backed and collateralized loan securities – Wilshire Income Opportunities Fund may invest in mortgage, asset-backed and collateralized loan securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to owners on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, proceeds from the securities may have to be reinvested at a lower interest rate. This could lower the Portfolio’s return and result in losses to the Portfolio if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Stripped Mortgage-Backed Securities (“SMBS”) – Wilshire Income Opportunities Fund may invest in SMBS. SMBS are derivative multi-class mortgage-backed securities which are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations.

Loan participations and assignments – Wilshire Income Opportunities Fund may invest in direct debt instruments which are interests in amounts owed to lenders and lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. Which purchasing participation interests in a loan, the Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan accounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations. At December 31, 2017, the Portfolio had $872,063 in net unsettled loan commitments.

Foreign currency transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

●	fair value of investment securities, other assets and liabilities at the daily rates of exchange and

●	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The portion of the results of operations caused by changes in foreign exchange rates on investments are not isolated from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Net realized and unrealized gains (losses) from foreign currency related transactions include gains and losses between trade and settlement dates on investment transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

Forward Foreign Currency Contracts – Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward foreign currency contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There were no outstanding open forward foreign currency contracts as of December 31, 2017.

For the year ended December 31, 2017, the average volume of activity of forward foreign currency contracts was as follows:

Average Monthly Notional Amount Purchased	$58,270
Average Monthly Notional Amount Sold	222,167

Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk for OTC transactions, Wilshire Income Opportunities Fund has entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolio to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables for certain OTC positions for each individual counterparty. In addition, the Portfolio may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolio. For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Cash Pledged as Collateral on the Statements of Assets and Liabilities. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

The following table presents, by derivative type, Wilshire Income Opportunities Fund’s OTC financial derivative instruments net of the related collateral (received)/pledged by counterparty at December 31, 2017:

Counterparty	Financial Derivative Assets	Financial Derivative Liabilities	Derivatives Available for Offset	Collateral Pledged or (Received)*	Net Amount
Interest rate swap contracts**
Bank of America Merrill Lynch	$442,770	$(5,430)	$437,340	$—	$437,340
Total	$442,770	$(5,430)	$437,340	$—	$437,340

*	Collateral pledged is limited to the net outstanding amount from an individual counterparty. The actual collateral amount pledged may exceed the amount and may fluctuate in value.

**	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Centrally Cleared Swap Contracts. Only current days variation margin is reported within the Statement of Assets and Liabilities.

Expense policy – Distribution and shareholder service fees directly attributable to a Class of shares are charged to that class’ operating expenses. Expenses of the Portfolios other than distribution and service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis.

Expenses that are attributable to the Company and the Wilshire Variable Insurance Trust (an affiliated investment company) are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Class of each Portfolio’s shares.

Investments in REITs – With respect to each Portfolio, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) – The Portfolios may invest in MLPs, which are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange. MLPs are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP of as much as 2% plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible Federal excise tax.

Redemption fees – Wilshire International Equity Fund charges a redemption fee of 1% on redemption of its shares held for sixty days or less, subject to certain exceptions. During the years ended December 31, 2017 and 2016, Wilshire International Equity Fund collected $635 and $1,984, respectively, in redemption fees.

3. Investment Adviser Fee and Other Service Providers.

Pursuant to the Advisory Agreement between the Company and the Adviser, the Adviser charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for the Large Company Growth Portfolio and Large Company Value Portfolio, 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for the Small Company Growth Portfolio and Small Company Value Portfolio, 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for Wilshire 5000 IndexSM Fund, 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for Wilshire International Equity Fund, and 0.60% of average daily net assets for Wilshire Income Opportunities Fund.

Effective October 1, 2017, the Adviser has entered into expense limitation agreements with Small Company Growth Portfolio and Small Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. Prior to October 1, 2017, the Adviser reduced its management fees or reimbursed expenses to limit expenses of such Portfolios to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire International Equity Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2019. The Adviser may recoup the amount of any fee reductions or expense reimbursements within three years after the year in which it reduced fees or reimbursed the expenses if the recoupment does not cause a portfolio’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement. At December 31, 2017, the amounts of fee reductions and expense reimbursements subject to

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

recoupment for Small Company Growth Portfolio were $53,561 expiring in 2020, $26,249 expiring in 2019 and $48,753 expiring in 2018. At December 31, 2017, the amounts of fee reductions and expense reimbursements subject to recoupment for Small Company Value Portfolio were $55,407 expiring in 2020, $23,509 expiring in 2019 and $52,909 expiring in 2018. At December 31, 2017, the amounts of fee reductions and expense reimbursements subject to recoupment for Wilshire International Equity Fund were $2,177 expiring in 2020, $144,932 expiring in 2019 and $81,678 expiring in 2018. The Adviser has entered into an expense limitation agreement with Wilshire Income Opportunities Fund requiring the Adviser to reduce its management fee or reimburse expenses to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2019. The Adviser may recoup the amount of any fee reductions or expense reimbursements within three years after the year in which the reduction or expense reimbursement occurred if the recoupment does not cause the Portfolio’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement. At December 31, 2017, the amounts of fee reductions and expense reimbursements subject to recoupment for Wilshire Income Opportunities Fund was $3,021 expiring in 2020 and $723 expiring in 2019.

For the year ended December 31, 2017, the Adviser reduced fees, reimbursed expenses or recouped fees as follows:

Portfolio	Fees Reductions/ Reimbursements	Fees Recouped
Small Company Growth Portfolio	$53,561	N/A
Small Company Value Portfolio	55,407	N/A
International Equity Fund	2,177	$7,286
Wilshire Income Opportunities Fund	3,021	N/A

The Board has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Barrow, Hanley, Mewhinney and Strauss, LLC (“BHMS”), Ranger Investment Management, LLC (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), Cambiar Investors, LLC (“Cambiar”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), DoubleLine® Capital LP (“DoubleLine”), Guggenheim Partners Investment Management, LLC (“Guggenheim”) and WCM Investment Management (“WCM”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Loomis Sayles and Victory each manage a portion of Large Company Growth Portfolio. L.A. Capital, Pzena and BHMS each manage a portion of Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for Wilshire 5000 IndexSM Fund. L.A. Capital, Cambiar and WCM each manage a portion of Wilshire International Equity Fund. DoubleLine® and Guggenheim each manage a portion of Wilshire Income Opportunities Fund.

The Sub-Advisers are subject to the Adviser’s oversight. The fees of the Sub-Advisers are paid by the Adviser.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. The Northern Trust Company (“NTC”) serves as the Company’s custodian. Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Company’s administrator and accounting agent and Ultimus Fund Distributors, LLC, an affiliate of the Administrator, serves as the Company’s distributor.

Officers’ and Directors’ Expenses – Certain officers of the Company are affiliated with and receive remuneration from the Adviser or the Administrator. The Company does not pay any remuneration to its officers. The Company and the Wilshire Variable Insurance Trust together pay each director who is not an interested person of the Company (“Independent Director”) an annual retainer of $48,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Director is compensated for Board and Committee meeting attendance in accordance with the following schedule: a Board in-person meeting fee of $3,000 for Independent Directors and $4,000 for the Board chair, a Board telephonic meeting fee of $1,500 for Independent Directors and $2,000 for the Board chair, and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Board has adopted a shareholder services and distribution plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Investment Class Shares of each Portfolio. Under the Plan, each Portfolio may pay up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain services provided by financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. For the year ended December 31, 2017, the distribution and service fee expenses incurred for the Investment Class of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund was 0.25% of the respective average net assets of each Portfolio.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% of the average daily net assets of Investment Class Shares and Institutional Class Shares, respectively. For the year ended December 31, 2017, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Wilshire Large Company Growth Portfolio	0.128%	0.052%
Wilshire Large Company Value Portfolio	0.073%	0.052%
Wilshire Small Company Growth Portfolio	0.107%	0.056%
Wilshire Small Company Value Portfolio	0.115%	0.055%
Wilshire 5000 IndexSM Fund	0.065%	0.021%
Wilshire International Equity Fund	0.078%	0.044%
Wilshire Income Opportunities Fund	0.072%	0.059%

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

Fees paid indirectly – The Company has entered into a brokerage commission recapture program with SEI Investments Global Funds Services (“SEI”), pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to SEI are used to reduce the Portfolios’ expenses. Under such program, SEI, as introducing broker, retains a portion of the Portfolios’ commissions.

Such commissions rebated to the Portfolios for the year ended December 31, 2017 were as follows:

Wilshire Large Company Growth Portfolio	$2,976
Wilshire Large Company Value Portfolio	3,540
Wilshire Small Company Growth Portfolio	—
Wilshire Small Company Value Portfolio	6,996
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	—
Wilshire Income Opportunities Fund	—

For the year ended December 31, 2017, SEI retained the following commissions:

Wilshire Large Company Growth Portfolio	$856
Wilshire Large Company Value Portfolio	1,364
Wilshire Small Company Growth Portfolio	—
Wilshire Small Company Value Portfolio	2,412
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	—
Wilshire Income Opportunities Fund	—

5. Securities Transactions.

For the year ended December 31, 2017, aggregate cost of purchases and proceeds from sales and maturities of securities, other than affiliated investments, short-term investments, short sales and purchases to cover short sales, and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
Wilshire Large Company Growth Portfolio	$116,743,985	$152,399,781
Wilshire Large Company Value Portfolio	65,186,469	115,294,705
Wilshire Small Company Growth Portfolio	49,513,835	44,397,153
Wilshire Small Company Value Portfolio	30,788,487	33,938,821
Wilshire 5000 IndexSM Fund	5,403,516	25,949,534
Wilshire International Equity Fund	198,285,731	187,048,125
Wilshire Income Opportunities Fund	208,270,654	291,409,805

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

Purchases and sales and maturities of long-term U.S. Government securities during the year ended December 31, 2017 were:

Portfolio	Purchases	Sales
Wilshire Income Opportunities Fund	$95,244,208	$115,563,512

Due to Guggenheim managing a portion of Wilshire Income Opportunities Fund, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of affiliated investments for Wilshire Income Opportunities Fund during the year ended December 31, 2017 and the value of such investments as of December 31, 2017 were as follows:

Affiliated Investment	Value as of December 31, 2016	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2017	Income Distributions	Capital Gain Distributions
Guggenheim Floating Rate Strategies Fund	$6,049,104	$1,075,994	$5,900,000	$22,603	$(25,398)	$1,222,303	$125,796	$—
Guggenheim Strategy Fund I	$4,699,030	$4,590,778	$5,266,807	$46,471	$(35,214)	$4,034,258	$88,141	$1,090

6. Derivative Transactions.

The Portfolios, other than Wilshire Income Opportunities Fund, did not hold any derivative instruments as of or during the year ended December 31, 2017.

At December 31, 2017, Wilshire Income Opportunities Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Swap contracts*	Net unrealized appreciation on swap contracts	$442,770	Net unrealized depreciation on swap contracts	$(5,430)
Total			$442,770		$(5,430)

*	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Centrally Cleared Swap Contracts. Only current days variation margin is reported within the Statement of Assets and Liabilities.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

For the year ended December 31, 2017, the effect of derivative contracts in Wilshire Income Opportunities Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Purchased option contracts(a)	$(217,447)	$—
Equity	Written option contracts	56,289	—
Currency	Forward foreign currency exchange contracts	5,381	(14,224)
Interest Rate	Swap contracts(b)	(145,063)	437,340
Total		$(300,840)	$423,116

(a)	The Statement of Operations location for “Purchased option contracts” is “Net realized and unrealized gain on unaffiliated investments.”
(b)	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Centrally Cleared Swap Contracts. Only current days variation margin is reported within the Statement of Assets and Liabilities.

7. Securities Lending.

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. NTC, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at December 31, 2017 are shown on the Statements of Assets and Liabilities. Shares of the Northern Trust Institutional Liquid Asset Portfolio were purchased with proceeds from cash collateral received from securities on loan. Securities on loan are also collateralized by various U.S. Treasury obligations.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities and non-cash collateral greater than 90 days, which are subject to offset as of December 31, 2017:

		Collateral Received
Portfolio	Value of Securities on Loan	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Excess Amount Due to Counterparty
Large Company Growth Portfolio	$15,985,353	$1,614,019	$14,796,474	$425,140
Large Company Value Portfolio	5,439,871	127,466	5,448,268	135,863
Small Company Growth Portfolio	10,257,245	3,365,468	7,237,842	346,065
Small Company Value Portfolio	6,418,286	1,001,671	5,625,851	209,236
Wilshire 5000 IndexSM Fund	11,934,916	1,815,226	10,476,789	357,099
Wilshire International Equity Fund	19,812,414	5,530,010	14,820,487	538,083

No non-cash collateral held by the Portfolios has a maturity of less than 90 days as of December 31, 2017.

Wilshire Income Opportunities Fund did not utilize securities lending during the year ended December 31, 2017.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

8. Capital Share Transactions.

Transactions in shares of the Portfolios are summarized below:

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	33,646	258,962	42,620	723,256	573,827	330,720	46,651	217,024
Shares issued as reinvestment of distributions	131,643	202,292	28,470	42,973	41,834	35,879	30,112	38,667
Shares redeemed	(389,262)	(1,531,665)	(257,831)	(3,109,741)	(514,906)	(571,361)	(185,599)	(561,550)
Net increase (decrease) in Investment Class shares outstanding	(223,973)	(1,070,411)	(186,741)	(2,343,512)	100,755	(204,762)	(108,836)	(305,859)
Shares outstanding at beginning of year	1,846,252	2,916,663	495,772	2,839,284	353,739	558,501	383,058	688,917
Shares outstanding at end of year	1,622,279	1,846,252	309,031	495,772	454,494	353,739	274,222	383,058

Institutional Class shares:
Shares sold	1,019,884	2,946,276	1,164,082	6,952,495	661,776	1,016,072	614,219	1,155,839
Shares issued as reinvestment of distributions	293,035	430,089	716,652	577,737	122,682	115,866	161,412	111,843
Shares redeemed	(1,504,242)	(2,302,019)	(3,319,731)	(1,698,028)	(522,936)	(644,708)	(644,308)	(605,842)
Net increase (decrease) in Institutional Class shares outstanding	(191,323)	1,074,346	(1,438,997)	5,832,204	261,522	487,230	131,323	661,840
Shares outstanding at beginning of year	4,205,125	3,130,779	8,689,708	2,857,504	1,086,800	599,570	1,312,971	651,131
Shares outstanding at end of year	4,013,802	4,205,125	7,250,711	8,689,708	1,348,322	1,086,800	1,444,294	1,312,971

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND		WILSHIRE INCOME OPPORTUNITIES FUND*
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Period Ended December 31, 2016
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	984,802	800,638	226,707	1,460,532	724,183	292,557
Issued in connection with in-kind transfer (Note 11)	—	—	—	—	—	1
Shares issued as reinvestment of distributions	567,184	392,549	255	19,862	26,365	2,256
Shares redeemed	(1,415,579)	(3,141,812)	(1,119,765)	(600,832)	(234,014)	(186,167)
Net increase (decrease) in Investment Class shares outstanding	136,407	(1,948,625)	(892,803)	879,562	516,534	108,647
Shares outstanding at beginning of period	7,034,013	8,982,638	1,265,997	386,435	108,647	—
Shares outstanding at end of period	7,170,420	7,034,013	373,194	1,265,997	625,181	108,647

Institutional Class shares:
Shares sold	151,639	572,873	7,552,599	21,027,280	4,212,021	31,084,393
Issued in connection with in-kind transfer (Note 11)	—	—	—	—	—	14,275,906
Shares issued as reinvestment of distributions	118,693	115,397	149,107	524,904	1,343,981	1,080,559
Shares redeemed	(753,858)	(1,843,987)	(5,212,955)	(12,387,624)	(14,493,554)	(7,162,769)
Net increase (decrease) in Institutional Class shares outstanding	(483,526)	(1,155,717)	2,488,751	9,164,560	(8,937,552)	39,278,089
Shares outstanding at beginning of period	2,167,096	3,322,813	29,311,284	20,146,724	39,278,089	—
Shares outstanding at end of period	1,683,570	2,167,096	31,800,035	29,311,284	30,340,537	39,278,089

Qualified Class shares:
Shares redeemed	—	(12)	—	—	—	—
Net decrease in Qualified Class shares outstanding	—	(12)	—	—	—	—
Shares outstanding at beginning of year	—	12	—	—	—	—
Shares outstanding at end of year	—	—	—	—	—	—

Horace Mann Class shares:
Shares sold	—	1,374	—	—	—	—
Shares issued as reinvestment of distributions	—	240	—	—	—	—
Shares redeemed	—	(93,255)	—	—	—	—
Net decrease in Horace Mann Class shares outstanding	—	(91,641)	—	—	—	—
Shares outstanding at beginning of year	—	91,641	—	—	—	—
Shares outstanding at end of year	—	—	—	—	—	—

*	Wilshire Income Opportunities Fund commenced operations at March 30, 2016.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

9. Significant Shareholder Activity.

On December 31, 2017, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (3 omnibus shareholders)	63%
Large Company Value Portfolio (4 omnibus shareholder)	75%
Small Company Growth Portfolio (3 omnibus shareholders)	61%
Small Company Value Portfolio (4 omnibus shareholders)	79%
Wilshire 5000 IndexSM Fund (2 omnibus shareholders)	47%
Wilshire International Equity Fund (2 omnibus shareholders)	64%
Wilshire Income Opportunities Fund (4 omnibus shareholders)	86%

On December 31, 2017, certain affiliated funds also advised by the Adviser, owned the following amounts of the outstanding shares of the Portfolios:

Portfolio
Large Company Growth Portfolio	31%
Large Company Value Portfolio	46%
Small Company Growth Portfolio	31%
Small Company Value Portfolio	36%
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	54%
Wilshire Income Opportunities Fund	44%

10. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code and distributes to shareholders all of its taxable income and net realized gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including,

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

but not limited to, examination by tax authorities of returns filed in the last 3 years on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Funds identify their major tax jurisdiction as U.S. Federal.

The federal tax cost of portfolio securities and unrealized appreciation and depreciation at December 31, 2017 for each Portfolio are as follows:

Portfolio	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax cost of portfolio investments	$153,758,665	$121,927,224	$42,145,854	$33,865,242	$61,612,941	$294,640,907	$320,118,186
Gross unrealized appreciation	$84,349,096	$38,300,988	$10,325,543	$8,385,506	$128,175,430	$68,928,493	$7,002,687
Gross unrealized depreciation	(1,699,043)	(1,844,664)	(737,124)	(1,000,674)	(2,590,359)	(4,145,286)	(5,521,685)
Net unrealized appreciation	$82,650,053	$36,456,324	$9,588,419	$7,384,832	$125,585,071	$64,783,207	$1,481,002

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales and investment in passive foreign investment companies.

The tax character of distributions declared during the years ended December 31, 2017 and 2016 was as follows:

Portfolio	2017 Ordinary Income	2017 Long-Term Capital Gains	2016 Ordinary Income	2016 Long-Term Capital Gains	2016 Return of Capital
Large Company Growth Portfolio	$2,084,944	$16,542,862	$5,499,968	$18,867,521	$—
Large Company Value Portfolio	9,726,872	6,140,150	8,155,226	4,651,885	—
Small Company Growth Portfolio	1,210,846	3,215,807	1,364,686	2,604,047	—
Small Company Value Portfolio	1,049,935	3,441,792	1,222,049	2,391,817	—
Wilshire 5000 IndexSM Fund	2,666,332	12,803,168	3,645,085	7,100,418	—
Wilshire International Equity Fund	1,692,329	—	4,811,640	—	—
Wilshire Income Opportunities Fund	13,133,583	1,067,674	10,683,057	290,797	6,343

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

At December 31, 2017, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Portfolio	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Undistributed ordinary income	$1,305,001	$515,595	$281,540	$402,689	$18,783	$1,387,326	$208,542
Undistributed long-term gains	5,080,173	2,498,592	575,900	654,988	1,348,852	—	216,495
Accumulated capital and other losses	—	—	—	—	—	(6,118,433)	—
Net unrealized appreciation	82,650,053	36,456,324	9,588,419	7,384,832	125,585,071	64,783,207	1,481,002
Net unrealized appreciation on foreign currency translation	—	—	—	—	—	32,694	—
Accumulated earnings	$89,035,227	$39,470,511	$10,445,859	$8,442,509	$126,952,706	$60,084,794	$1,906,039

As of December 31, 2017, Wilshire International Equity Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire:

Portfolio	Non-Expiring Short-Term Loss	Non-Expiring Long-Term Loss	Total
Wilshire International Equity Fund	$6,118,433	$—	$6,118,433

These CLCFs may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended December 31, 2017, Wilshire International Equity Fund utilized capital loss carryforwards of $14,450,470, to offset current year capital gains.

For the year ended December 31, 2017, the following reclassifications were made on the Statements of Assets and Liabilities for the Portfolios as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Portfolio	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Paid-in capital	$—	$—	$—	$—	$1	$—	$5,646
Undistributed net investment income	8,671	2,173	230,978	—	126,620	(220,340)	(295,440)
Undistributed net realized gains on investments	(8,671)	(2,173)	(230,978)	—	(126,621)	220,340	289,794

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Portfolio’s net assets or NAV per share.

11. In-Kind Transfers.

During the year ended December 31, 2016, Wilshire Income Opportunities Fund issued shares of beneficial interest to Wilshire Global Allocation Fund, an affiliated fund, through an affiliated in-kind transfer of investment securities and cash. The securities were transferred at their current value on the date of the transaction.

Receiving Portfolio	Contributing Portfolio	Date of Transfer	Value of Investment Securities	Cash	Total Assets	Shares Issued
Wilshire Income Opportunities Fund	Wilshire Variable Insurance Trust Global Allocation Fund	3/30/2016	$156,418,546	$(13,659,576)	$142,758,970	14,275,906

12. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

13. Certain Investment Risks.

Asset-Backed Securities (“ABS”) Risk – Investors in ABS, including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.

Collateralized debt obligation (“CDO”) risk – A CDO is an ABS whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described for certain mortgage-related and ABS, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

Forward contracts risk – There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of Wilshire Income Opportunities Fund. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.

Interest rate risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.

Credit risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of ABS may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, ABS and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Counterparty credit risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s sub-adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

Foreign security risk – Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in foreign countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2017

Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Sector Risk – If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of December 31, 2017, Large Company Growth Portfolio had 43.8% of the value of its net assets invested in stocks within the Information Technology sector; Large Company Value Portfolio had 31.2% of the value of its net assets invested in stocks within the Financials sector; and Small Company Value Portfolio had 28.8% of the value of its net assets invested in stocks within the Financials sector.

A more complete description of risks is included in each Portfolio’s prospectus and Statement of Additional Information.

14. Contingencies.

Wilshire 5000 IndexSM Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010 in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012 in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws. On September 2013, the District Court dismissed the 2012 lawsuit and in March 2016 the Second Circuit Court of Appeals affirmed this decision. The 2010 lawsuit continues in the District Court. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

15. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements.

Wilshire Mutual Funds, Inc. Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Wilshire Mutual Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the condensed schedules of investments, of Wilshire Mutual Funds, Inc. comprising Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire International Equity Fund, and the statement of assets and liabilities, including the schedule of investments of Wilshire Income Opportunities Fund (the “Funds”) as of December 31, 2017, and the related statements of operations and changes in net assets, including the related notes, and financial highlights for the year then ended, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds constituting Wilshire Mutual Funds, Inc. as of December 31, 2017, the results of their operations, changes in their net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended December 31, 2016 and prior, were audited by other auditors whose report dated February 28, 2017, expressed an unqualified opinion on those financial statements and highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, counterparties and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2018

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited)

The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR
Jason Schwarz, 43	Director, President	Since 2018 Since 2012	President, Wilshire Funds Management Group (Since 2005)	11	Wilshire Associates; Wilshire Variable Insurance Trust (4 Funds)
NON-INTERESTED DIRECTORS
Roger A. Formisano, 69	Director	Since 2006	Vice President, University Medical Foundation, 2006- Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	11	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (4 Funds)
Edward Gubman, 66	Director	Since 2011	Retired; formerly Founder and Principal, Strategic Talent Solutions	11	Wilshire Variable Insurance Trust (4 Funds)
Suanne K. Luhn, 63	Director	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	11	Wilshire Variable Insurance Trust (4 Funds)
George J. Zock, 67	Director, Chairman of the Board	Since 2006	Independent Consultant	11	Wilshire Variable Insurance Trust (4 Funds), Armed Forces Insurance Exchange

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited) - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years
OFFICERS
Reena S. Lalji, 46	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated
Benkai Bouey, 47	Chief Compliance Officer	Since 2015	Chief Compliance Officer, Wilshire Associates Incorporated. (Since 2012); Attorney, Benkai Bouey, Attorney at Law (2010-2013)
Michael Wauters, 52	Treasurer	Since 2009	Chief Financial Officer, Wilshire Associates Incorporated (Since 2009)
Nathan R. Palmer, 42	Vice President	Since 2011	Managing Director, Wilshire Associates Incorporated
Josh Emanuel, 37	Vice President	Since 2015	Managing Director of Wilshire Associates Incoporated and Chief Investment Officer of Wilshires Funds Management (since 2015); Chief Investment Officer of The Elements Financial Group, LLC (2010-2015)
Elizabeth Yakes, 33	Vice President	Since 2015	Vice President of Wilshire Associates Incorporated and Portfolio Manager of Wilshire Funds Management

(1)

Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the board on an annual basis to serve until their successors have been elected and qualified.

The Company’s Statement of Additional Information includes additional information about the Directors and Officers of the Company and is available, without charge, upon request, by calling 1-888-200-6796.

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited) - (Continued)

Information on Proxy Voting

The U.S. Securities and Exchange Commission ( the “SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30, is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Change in Independent Auditor

On February 27, 2017, Cohen & Company, Ltd. (“Cohen”) was selected as the Portfolios’ new independent auditor, replacing PricewaterhouseCoopers LLP (“PwC”) as independent auditor of the Portfolios. The Portfolios’ selection of Cohen as independent auditor was recommended and approved by the Company’s Audit Committee and was ratified by the Company’s Board of Directors.

PwC’s reports on the Portfolios’ financial statements for the prior two fiscal years did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of PwC’s replacement, there were no disagreements between the Company and PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years. Prior to February 27, 2017, Cohen was not contacted during the prior two fiscal years regarding the application of accounting principles to any particular financial matter.

Wilshire Mutual Funds, Inc. Tax Information (Unaudited)

For the year ended December 31, 2017, the Portfolios designated the following long-term capital gain distributions:

Portfolio	Amount
Large Company Growth Portfolio	$16,542,862
Large Company Value Portfolio	$6,140,150
Small Company Growth Portfolio	$3,215,807
Small Company Value Portfolio	$3,441,792
Wilshire 5000 IndexSM Fund	$12,803,169
Wilshire International Equity Fund	$—
Wilshire Income Opportunities Fund	$1,067,674

Of the distributions made by the following Portfolios, the corresponding percentages represent the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Portfolio	96.93%
Large Company Value Portfolio	32.95%
Small Company Growth Portfolio	16.17%
Small Company Value Portfolio	25.23%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire International Equity Fund	0.00%
Wilshire Income Opportunities Fund	0.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Portfolios designate the following percentages of their income dividends distributed in 2017 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Portfolio	96.42%
Large Company Value Portfolio	35.06%
Small Company Growth Portfolio	12.63%
Small Company Value Portfolio	18.06%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire International Equity Fund	100.00%
Wilshire Income Opportunities Fund	0.00%

Wilshire Mutual Funds, Inc. Tax Information (Unaudited) - (Continued)

Pursuant to the American Jobs Creation Act of 2004, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Portfolios listed below designate the following percentages of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	96.42%
Large Company Value Portfolio	35.06%
Small Company Growth Portfolio	12.63%
Small Company Value Portfolio	18.06%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire International Equity Fund	100.00%
Wilshire Income Opportunities Fund.	0.00%

Foreign Tax Credit Pass Through

The Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Wilshire International Equity Fund’s foreign source income per share was $0.24 and the foreign tax expense per share was $0.02. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2017. These shareholders will receive more detailed information along with their 2017 Form 1099-DIV.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited)

During the six months ended December 31, 2017, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the renewal for an additional one-year term of the Company’s advisory agreement (the “Advisory Agreement”) with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) with respect to each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (the “Funds”). The Board also approved the renewal for additional one-year terms of Wilshire subadvisory agreements with each of the following subadvisers: Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) with respect to the Large Company Value Portfolio, Cambiar Investors, LLC (“Cambiar”) with respect to the Wilshire International Equity Fund, DoubleLine Capital LP with respect to the Wilshire Income Opportunities Fund, Guggenheim Partners Investment Management, LLC with respect to the Wilshire Income Opportunities Fund, Loomis, Sayles & Company L.P. (“Loomis Sayles”) with respect to the Large Company Growth Portfolio, Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) with respect to each of the Small Company Value Portfolio, Small Company Growth Portfolio, Large Company Value Portfolio, Large Company Growth Portfolio, Wilshire International Equity Fund and Wilshire 5000 Index Fund, NWQ Investment Management Company, LLC (“NWQ”) with respect to the Small Company Value Portfolio, Pzena Investment Management, LLC (“Pzena”) with respect to the Large Company Value Portfolio, Ranger Investment Management, L.P. (“Ranger”) with respect to the Small Company Growth Portfolio, Victory Capital Management, Inc. (“Victory”) with respect to the Large Company Growth Portfolio, and WCM Investment Management (“WCM”) with respect to the Wilshire International Equity Fund. In the following text, the subadvisers are referred to as “Subadvisers” and the subadvisory agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of the Advisory Agreement and the Subadvisory Agreements. In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the existing advisory and subadvisory arrangements, respectively; with respect to Wilshire, comparative fees and expense ratios; the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize economies of scale; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent legal counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) discussed the renewal of the Advisory Agreement with management and in private sessions with independent legal counsel at which no representatives of Wilshire were present and discussed the approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by a vote of the Independent Directors. In deciding to approve the Advisory Agreement and the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

Information Requested and Received

The Board, including all the Independent Directors, considered the renewal of the Subadvisory Agreements pursuant to a process that concluded at the Board’s August 29, 2017 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board’s November 13, 2017 meeting, in each case following an extensive process. At the direction of the Independent Directors, independent legal counsel sent memoranda to the Adviser requesting information regarding the Subadvisory Agreements and the Advisory Agreement to be provided to the Directors in advance of meetings of the Independent Directors held prior to the Board’s meeting on August 28-29, 2017 and November 13, 2017, respectively.

In response to the requests for information, the Directors received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct database (“Morningstar”), along with the comparison to its benchmark index; (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized; (v) whether fee levels reflect any economies of scale realized by the Adviser and any sharing of such for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid by other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (vii) benefits realized by the Adviser from its relationship with each Fund. The Directors received information from the Adviser regarding the factors underlying its recommendations to approve each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Subadviser in connection with the Fund; (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) where applicable, comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients, and (vii) benefits realized by the Subadviser from its relationship with the Fund. At each meeting, the Independent Directors also received a memorandum from independent legal counsel describing their duties in connection with contract approvals, and they were assisted in their review by such counsel.

As a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which met on August 28, 2017 and November 13, 2017 to review data on the Subadvisers’ performance and the data Wilshire had prepared on performance, respectively. Based upon its evaluation of all materials provided, the Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement and the Subadvisory Agreements.

Nature, Extent and Quality of Services – Wilshire

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions currently performed by the Adviser. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board determined that the current personnel had the requisite skill sets. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers, as well as the Adviser’s processes and policies for addressing conflicts of

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

interest. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Funds and that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers, which system appeared to be reasonable. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided by the Adviser to the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund and the Wilshire Income Opportunities Fund through expense limitation agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

The Board reviewed information on the performance of each Fund’s Investment Class Shares for the annualized one-, three-, five- and ten-year periods ended September 30, 2017, as applicable, along with performance information of a peer group of funds determined by Wilshire based upon the Morningstar database and in comparison to its benchmark for the same periods.

For the Large Company Growth Portfolio, the Board noted that the Fund underperformed the median of its peer group for the one-, five- and ten-year periods and its benchmark for the one-, three-, five- and ten-year periods, but outperformed the median of the peer group for the three-year period and ranked in the fourth quintile relative to its peers for the five- and ten-year periods (the first quintile being the best performers and the fifth quintile being the worst performers). The Board took into consideration the Adviser’s explanation for the recent underperformance.

For the Large Company Value Portfolio, the Board noted that the Fund underperformed the median of its peer group for the three- and ten-year periods and underperformed its benchmark for the three-, five- and ten-year periods, but outperformed the median of its peer group for the one- and five-year periods and its benchmark for the one-year period, and ranked in the fourth quintile relative to its peers for the three- and five-year periods.

For the Small Company Growth Portfolio, the Board noted that, although the Fund underperformed the median of its peer group and its benchmark for the one-year period, the Fund outperformed the median of its peer group and its benchmark for the three-, five- and ten-year periods. The Board took into consideration the Adviser’s explanation for the recent underperformance.

For the Small Company Value Portfolio, the Board noted that, although the Fund underperformed its peer group median for the one-year period and its benchmark for the one- and three-year periods, the Fund outperformed the median of its peer group for the three-, five- and ten-year periods and outperformed its benchmark for the five- and ten-year periods. The Board took into consideration the Adviser’s explanation for the recent underperformance.

For the Wilshire 5000 Index Fund, the Board noted that, although the Fund underperformed its benchmark for the one-, three-, five- and ten-year periods and the Fund’s tracking error to the Wilshire 5000 Index was higher than the median of its peer group for all periods reviewed, the Fund’s underperformance relative to the benchmark was primarily due to the Fund’s expenses.

For the Wilshire International Equity Fund, the Board noted that the Fund changed its investment mandate from a domestic large cap core fund to an international large cap fund in April 2013 and changed its benchmark to the MSCI ACW-ex U.S. Index at the same time so annualized peer returns and performance relative to the Index are not comparable for the five-year period. The Board also noted that, although the Fund underperformed its peer group median and its benchmark for the one- and five-year periods, the Wilshire International Equity Fund outperformed

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

the median of its peer group and its benchmark for the three-year period and was in the fourth quintile relative to its peers for the one-year period. The Board took into consideration the Adviser’s explanation for the recent underperformance.

For the Wilshire Income Opportunities Fund, the Board noted that the Fund commenced operations on March 30, 2016. The Board also noted that the Fund ranked in the fourth quintile relative to its peers for the one-year period and outperformed its benchmark for the one-year period and since inception. The Board took into consideration the Adviser’s explanation for the recent underperformance compared to the Fund’s peer group.

Based upon the above performance, the Board determined that it was in the best interests of the Funds to continue the Advisory Agreement.

Advisory Fees

The Board reviewed each Fund’s advisory fee and total expense ratio for Investment Class Shares and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. For each Fund other than the Large Company Growth Portfolio and the Large Company Value Portfolio, the actual advisory fee was below the median. With respect to the Large Company Growth Portfolio and the Large Company Value Portfolio, the Board concluded that the advisory fee, which was in the third and fourth quintiles of their respective peer groups, was competitive. As to total expenses, the Board noted that total expenses for each Fund are influenced by the small size of the complex. The Board also noted that the Adviser waives advisory fees and reimburses expenses for the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire International Equity Fund and the Wilshire Income Opportunities Fund pursuant to expense imitation agreements. The Board also reviewed the net advisory fee retained by the Adviser after payment of subadvisory fees and advisory fee waivers and expense reimbursements. The Board compared contractual fees charged by the Adviser to the Funds with similar investment styles. The Board was advised that there were no other registered investment companies advised by the Adviser with similar investment strategies. The Board concluded that the advisory fee for each Fund was reasonable.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were not unreasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund’s asset size, each Fund’s expense ratio, the expense limitation agreements in place for the Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund and considered whether the investment process produced economies of scale. The Board noted that the advisory fee for all Funds includes a breakpoint. The Board concluded that each Fund’s advisory fee reasonably reflected appropriate recognition of any economies of scale.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

Fall-Out Benefits – Wilshire

The Board considered the Adviser’s statement that benefits from its relationship with the Funds were limited to the advisory fees paid. The Board determined that the advisory fees were reasonable in light of any fall-out benefits.

Nature, Extent and Quality of Services – Subadvisers
As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadviser’s compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser was providing reasonable services and had reasonable compliance policies and procedures in place, and that the Adviser recommended that each Subadvisory Agreement for each Fund be approved.

The Board reviewed information comparing each Subadviser’s gross investment performance to a relevant benchmark (except for LA Capital with respect to the Wilshire 5000 Index Fund for which the Subadviser’s net performance was compared to the benchmark). Based upon all relevant factors, the Board determined to approve the Subadvisory Agreement with LA Capital, with respect to the Large Company Growth Portfolio, noting LA Capital’s outperformance for the three- and five-year periods ended June 30, 2017, although the Board noted LA Capital’s underperformance for the one- and ten-year periods ended June 30, 2017. With respect to Victory’s performance for the Large Company Growth Portfolio, the Board determined to approve the continuation of Victory’s Subadvisory Agreement given outperformance for the quarter ended June 30, 2017 and year-to-date through June 30, 2017, although the Board noted Victory’s underperformance for the one-, three-, five- and ten-year periods ended June 30, 2017. The Board considered the Adviser’s recommendation for renewal of LA Capital’s and Victory’s Subadvisory Agreements and the Adviser’s commitment to monitor closely LA Capital’s and Victory’s performance. With respect to Loomis Sayles’ performance for the Large Company Growth Portfolio, the Board noted outperformance for all periods reviewed since inception (August 31, 2015).

With respect to LA Capital’s performance for the Large Company Value Portfolio, the Board determined to approve the continuation of LA Capital’s Subadvisory Agreement given outperformance for the since inception period (April 30, 2013) to June 30, 2017, although the Board noted LA Capital’s underperformance for the one- and three-year periods ended June 30, 2017. The Board noted that Pzena, with respect to the Large Company Value Portfolio, had outperformed for the one-, three- and five-year periods ended June 30, 2017, which resulted in a conclusion that performance was satisfactory. With respect to BHMS’s performance for the Large Company Value Portfolio, the Board noted BHMS’s outperformance for the one-year and since inception (June 15, 2016) periods ended June 30, 2017.

The Board considered that Ranger, with respect to the Small Company Growth Portfolio, outperformed for the three-year and since inception (April 30, 2013) periods ended June 30, 2017, although the Board noted Ranger’s underperformance for the one-year period ended June 30, 2017. With respect to LA Capital’s performance for the Small Company Growth Portfolio, the Board noted outperformance for the three-, five- and ten-year periods ended June 30, 2017, although the Board noted LA Capital’s underperformance for the one-year period ended June 30,

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

2017. The Board determined to approve the continuation of Ranger’s and LA Capital’s Subadvisory Agreements based on the Adviser’s recommendation for renewal and the Adviser’s commitment to monitor closely LA Capital’s performance.

With respect to LA Capital’s performance for the Small Company Value Portfolio, the Board determined to approve the continuation of LA Capital’s Subadvisory Agreement given outperformance for the three-, five- and ten-year periods ended June 30, 2017, although the Board noted underperformance for the one-year period ended June 30, 2017. With respect to NWQ’s performance for the Small Company Value Portfolio, the Board determined to approve continuation of NWQ’s Subadvisory Agreement given outperformance for the three-year and since inception (April 30, 2013) periods ended June 30, 2017, although the Board noted NWQ’s underperformance for the more recent periods. In each case, the Board considered the Adviser’s recommendation for renewal.

With respect to the Wilshire 5000 Index Fund, the Board noted LA Capital’s underperformance for all periods reviewed, but considered that the Adviser is satisfied with the level of services provided and that underperformance was primarily due to Fund expenses.

The Board considered that WCM and LA Capital, with respect to the Wilshire International Equity Fund, outperformed for the three-year and since inception (October 31, 2013 and June 30, 2014, respectively) periods ended June 30, 2017, although the Board noted underperformance for the one-year period ended June 30, 2017. The Board noted that Cambiar, with respect to the Wilshire International Equity Fund, had underperformed since inception (August 31, 2015) to June 30, 2017. In determining to approve the renewal of each Subadvisory Agreement, the Board considered the Adviser’s recommendation for renewal and the Adviser’s commitment to monitor closely Cambiar’s performance.

With respect to Guggenheim’s and DoubleLine’s performance for the Wilshire Income Opportunities Fund, the Board noted outperformance for the one-year and since inception (March 31, 2016 and April 21, 2016, respectively) periods ended June 30, 2017.

Subadvisory Fees

The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.

With respect to the Subadvisers’ reported fees for “Other Clients” with comparable investment policies and services, for the Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

Economies of Scale – Subadvisers

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits – Subadvisers

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser’s soft dollar practices, as applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each Subadvisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each Fund.

Wilshire Mutual Funds

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

http://advisor.wilshire.com

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Mr. Roger A. Formisano. Mr. Formisano is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $112,500 and $179,910 with respect to the registrant’s fiscal years ended December 31, 2017 and 2016, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $29,000 and $38,850 with respect to the registrant’s fiscal years ended December 31, 2017 and 2016, respectively. The services comprising these fees are tax consulting and the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended December 31, 2017 and 2016, aggregate non-audit fees of $29,000 and $38,850, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. During the fiscal year ended December 31, 2016, aggregate non-audit fees of $1,325,000 were billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The registrant’s audit committee has determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	The Schedules of Investment in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund are listed below.

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2017

COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary - 12.5%
1-800-FLOWERS.COM, Inc. - Class A (a)	300	$3,210
A.H. Belo Corp. - Class A	90	432
Aaron's, Inc.	400	15,940
Abercrombie & Fitch Co. - Class A (b)	425	7,408
Acme United Corp. (b)	300	7,020
Adtalem Global Education, Inc. (b)	400	16,820
Advance Auto Parts, Inc.	491	48,948
Amazon.com, Inc. (a)	2,908	3,400,818
AMC Entertainment Holdings, Inc. - Class A (b)	107	1,616
AMC Networks, Inc. - Class A (a)	356	19,252
American Axle & Manufacturing Holdings, Inc. (a)	550	9,367
American Eagle Outfitters, Inc.	1,225	23,030
American Outdoor Brands Corp. (a) (b)	475	6,099
American Public Education, Inc. (a)	300	7,515
Aramark	1,675	71,590
Ascent Capital Group, Inc. - Class A (a) (b)	200	2,298
Autoliv, Inc. (b)	648	82,347
AutoNation, Inc. (a) (b)	525	26,948
AutoZone, Inc. (a)	206	146,542
Barnes & Noble Education, Inc. (a) (b)	347	2,859
Barnes & Noble, Inc.	550	3,685
Beazer Homes USA, Inc. (a)	200	3,842
Bed Bath & Beyond, Inc. (b)	1,125	24,739
Best Buy Co., Inc.	1,625	111,264
Big 5 Sporting Goods Corp. (b)	200	1,520
Big Lots, Inc. (b)	200	11,230
BMC Stock Holdings, Inc. (a)	475	12,018
BorgWarner, Inc.	1,310	66,928
Boyd Gaming Corp. (b)	725	25,411
Bridgepoint Education, Inc. (a)	500	4,150
Bright Horizons Family Solutions, Inc. (a)	300	28,200
Brinker International, Inc. (b)	175	6,797
Brunswick Corp.	550	30,371
Buckle, Inc. (The) (b)	350	8,313
Buffalo Wild Wings, Inc. (a)	66	10,319

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Burlington Stores, Inc. (a)	548	$67,420
CalAtlantic Group, Inc.	534	30,112
Caleres, Inc.	425	14,229
Callaway Golf Co.	500	6,965
Capella Education Co.	100	7,740
Career Education Corp. (a)	500	6,040
CarMax, Inc. (a)	1,080	69,260
Carnival Corp.	2,825	187,495
Carter's, Inc.	382	44,881
Cato Corp. (The) - Class A	300	4,776
Cavco Industries, Inc. (a)	100	15,260
CBS Corp. - Class B	2,533	149,447
Charter Communications, Inc. - Class A (a)	1,538	516,707
Cheesecake Factory, Inc. (The) (b)	300	14,454
Chico's FAS, Inc. (b)	1,300	11,466
Children's Place, Inc. (The) (b)	132	19,186
Chipotle Mexican Grill, Inc. (a)	137	39,597
Choice Hotels International, Inc.	450	34,920
Churchill Downs, Inc.	67	15,591
Cinemark Holdings, Inc.	775	26,986
Citi Trends, Inc.	50	1,323
Clear Channel Outdoor Holdings, Inc. - Class A (b)	1,000	4,600
Collectors Universe, Inc.	110	3,150
Columbia Sportswear Co.	100	7,188
Comcast Corp. - Class A	29,648	1,187,403
Conn's, Inc. (a) (b)	500	17,775
Cooper Tire & Rubber Co. (b)	425	15,024
Core-Mark Holding Co., Inc.	206	6,505
Cracker Barrel Old Country Store, Inc. (b)	191	30,348
Crocs, Inc. (a) (b)	1,200	15,168
CSS Industries, Inc.	50	1,392
D.R. Horton, Inc.	2,073	105,867
Dana, Inc.	900	28,809
Darden Restaurants, Inc.	823	79,024
Dave & Buster's Entertainment, Inc. (a) (b)	300	16,551
Deckers Outdoor Corp. (a)	25	2,006

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Dick's Sporting Goods, Inc.	527	$15,146
Dillard's, Inc. - Class A (b)	347	20,837
Discovery Communications, Inc. - Series A (a) (b)	798	17,859
DISH Network Corp. - Class A (a)	1,375	65,656
Dollar General Corp.	1,696	157,745
Dollar Tree, Inc. (a)	1,736	186,290
Domino's Pizza, Inc. (b)	279	52,720
Dorman Products, Inc. (a)	200	12,228
DSW, Inc. - Class A (b)	550	11,776
Dunkin' Brands Group, Inc.	600	38,682
E.W. Scripps Co. (The) - Class A (a) (b)	526	8,221
Empire Resorts, Inc. (a) (b)	20	540
Entercom Communications Corp. - Class A	250	2,700
Entravision Communications Corp. - Class A	100	715
Expedia, Inc.	757	90,666
Express, Inc. (a)	1,000	10,150
Fiesta Restaurant Group, Inc. (a) (b)	300	5,700
Foot Locker, Inc.	1,025	48,052
Ford Motor Co.	28,110	351,094
Fossil Group, Inc. (a) (b)	400	3,108
Fred's, Inc. - Class A (b)	700	2,835
Gaia, Inc. (a) (b)	600	7,440
GameStop Corp. - Class A (b)	550	9,873
Gannett Co., Inc.	1,050	12,170
Gap, Inc. (The)	1,550	52,793
General Motors Co.	10,000	409,900
Gentex Corp.	2,195	45,985
Gentherm, Inc. (a)	75	2,381
Genuine Parts Co.	1,007	95,676
G-III Apparel Group Ltd. (a)	275	10,145
Golden Entertainment, Inc. (a)	100	3,265
Goodyear Tire & Rubber Co. (The)	1,825	58,966
GoPro, Inc. - Class A (a) (b)	300	2,271
Grand Canyon Education, Inc. (a)	200	17,906
Gray Television, Inc. (a)	500	8,375
Green Brick Partners, Inc. (a)	45	509

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Group 1 Automotive, Inc.	223	$15,826
Guess?, Inc. (b)	400	6,752
H&R Block, Inc.	1,310	34,348
Hanesbrands, Inc. (b)	2,695	56,352
Harley-Davidson, Inc. (b)	1,150	58,512
Hasbro, Inc.	700	63,622
Helen of Troy Ltd. (a) (b)	119	11,466
Hibbett Sports, Inc. (a)	200	4,080
Hilton Grand Vacations, Inc. (a)	105	4,405
Hilton Worldwide Holdings, Inc.	350	27,951
Home Depot, Inc. (The)	8,054	1,526,474
Hooker Furniture Corp.	200	8,490
HSN, Inc.	118	4,761
Hyatt Hotels Corp. - Class A (a)	300	22,062
ILG, Inc.	541	15,408
International Speedway Corp. - Class A	237	9,444
Interpublic Group of Cos., Inc. (The)	2,422	48,828
iRobot Corp. (a) (b)	167	12,809
Jack in the Box, Inc.	236	23,154
John Wiley & Sons, Inc. - Class A	200	13,150
K12, Inc. (a)	300	4,770
KB Home (b)	375	11,981
Kohl's Corp. (b)	1,075	58,297
L Brands, Inc. (b)	1,484	89,366
Lands' End, Inc. (a) (b)	278	5,435
Las Vegas Sands Corp.	2,727	189,499
La-Z-Boy, Inc.	425	13,260
LCI Industries	154	20,020
Lear Corp.	500	88,329
Leggett & Platt, Inc.	910	43,434
Lennar Corp. - Class A	1,250	79,050
Libbey, Inc.	250	1,880
Liberty Braves Group - Series A (a)	360	7,938
Liberty Broadband Corp. (a) (b)	1,381	117,454
Liberty Expedia Holdings, Inc. - Class A (a)	381	16,890
Liberty Formula One Group - Series A (a)	600	19,632

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Liberty Interactive Corp. QVC Group - Series A (a)	2,725	$66,545
Liberty SiriusXM Group - Series A (a)	2,252	89,314
Liberty TripAdvisor Holdings, Inc. - Series A (a)	790	7,446
Liberty Ventures - Class A (a)	571	30,971
Lions Gate Entertainment Corp. - Class B (a) (b)	1,033	32,787
Lithia Motors, Inc. - Class A (b)	134	15,221
Live Nation Entertainment, Inc. (a)	1,137	48,402
LKQ Corp. (a)	2,100	85,407
Loral Space & Communications, Inc. (a) (b)	300	13,215
Lowe's Cos., Inc.	6,056	562,844
Lumber Liquidators Holdings, Inc. (a) (b)	241	7,565
Macy's, Inc. (b)	2,223	55,997
Madison Square Garden Co. (The) - Class A (a)	93	19,609
Marcus Corp. (The)	100	2,735
Marine Products Corp. (b)	700	8,918
Marriott International, Inc.	2,349	318,830
Marriott Vacations Worldwide Corp.	155	20,958
Mattel, Inc. (b)	2,255	34,682
Matthews International Corp. - Class A (b)	100	5,280
McDonald's Corp.	6,068	1,044,425
MDC Holdings, Inc.	306	9,755
Meredith Corp. (b)	300	19,815
Meritage Homes Corp. (a)	200	10,240
MGM Resorts International	3,300	110,187
Mohawk Industries, Inc. (a)	392	108,152
Monro, Inc. (b)	325	18,509
Motorcar Parts of America, Inc. (a)	300	7,497
Movado Group, Inc. (b)	300	9,660
MSG Networks, Inc. - Class A (a)	581	11,765
Murphy USA, Inc. (a)	296	23,787
National CineMedia, Inc.	500	3,430
Nautilus, Inc. (a)	50	668
Netflix, Inc. (a)	2,752	528,274
New Media Investment Group, Inc. (b)	301	5,051
New York Times Co. (The) - Class A	1,050	19,425
Newell Brands, Inc.	3,415	105,524

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
News Corp. - Class A	2,853	$46,247
Nexstar Media Group, Inc. - Class A (b)	399	31,202
NIKE, Inc. - Class B	9,749	609,800
Nordstrom, Inc. (b)	1,000	47,380
Norwegian Cruise Line Holdings Ltd. (a)	325	17,306
Nutrisystem, Inc.	300	15,780
NVR, Inc. (a)	40	140,328
Omnicom Group, Inc.	1,714	124,831
O'Reilly Automotive, Inc. (a)	650	156,351
Overstock.com, Inc. (a) (b)	300	19,170
Oxford Industries, Inc.	50	3,760
Papa John's International, Inc. (b)	173	9,707
Penske Automotive Group, Inc.	350	16,748
Perry Ellis International, Inc. (a)	100	2,504
Pinnacle Entertainment, Inc. (a)	425	13,910
Polaris Industries, Inc.	340	42,157
Pool Corp.	313	40,580
Priceline Group, Inc. (The) (a)	308	535,223
PulteGroup, Inc. (b)	1,915	63,674
PVH Corp.	543	74,505
Ralph Lauren Corp. (b)	406	42,098
RCI Hospitality Holdings, Inc.	300	8,394
Regal Entertainment Group - Class A (b)	575	13,231
Regis Corp. (a)	200	3,072
RH (a) (b)	116	10,000
Rocky Brands, Inc.	100	1,890
Ross Stores, Inc.	2,575	206,644
Royal Caribbean Cruises Ltd.	1,087	129,657
Salem Media Group, Inc.	100	450
Sally Beauty Holdings, Inc. (a) (b)	700	13,132
Scholastic Corp.	325	13,036
Scripps Networks Interactive, Inc. - Class A	626	53,448
Sears Holdings Corp. (a) (b)	625	2,238
SeaWorld Entertainment, Inc. (b)	325	4,410
Service Corp. International	1,250	46,650
ServiceMaster Global Holdings, Inc. (a)	975	49,989

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Shoe Carnival, Inc.	600	$16,050
Shutterfly, Inc. (a)	100	4,975
Signet Jewelers Ltd. (b)	620	35,061
Sinclair Broadcast Group, Inc. - Class A (b)	425	16,086
Sirius XM Holdings, Inc. (b)	12,225	65,526
Six Flags Entertainment Corp. (b)	600	39,942
Skechers U.S.A., Inc. - Class A (a)	750	28,380
Sleep Number Corporation (a) (b)	188	7,067
Sonic Automotive, Inc. - Class A	300	5,535
Sonic Corp. (b)	350	9,618
Sotheby's (a)	428	22,085
Spartan Motors, Inc.	75	1,181
Speedway Motorsports, Inc.	400	7,548
Starbucks Corp.	10,073	578,493
Steven Madden Ltd. (a)	300	14,010
Superior Industries International, Inc.	150	2,228
Tailored Brands, Inc.	475	10,369
Tapestry, Inc.	1,900	84,037
Target Corp. (b)	4,111	268,244
TEGNA, Inc.	1,725	24,288
Tempur Sealy International, Inc. (a) (b)	298	18,682
Tenneco, Inc.	450	26,343
Tesla, Inc. (a) (b)	643	200,198
Texas Roadhouse, Inc.	475	25,023
Thomson Reuters Corp. (b)	2,325	101,347
Thor Industries, Inc.	381	57,424
Tiffany & Co.	735	76,403
Time Warner, Inc.	5,719	523,117
Time, Inc.	654	12,066
TJX Cos., Inc. (The)	4,283	327,477
Toll Brothers, Inc.	1,050	50,421
TopBuild Corp. (a)	325	24,616
Tractor Supply Co.	1,061	79,310
TRI Pointe Group, Inc. (a)	1,100	19,712
TripAdvisor, Inc. (a) (b)	634	21,848
Tupperware Brands Corp.	300	18,810

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Twenty-First Century Fox, Inc. - Class A	6,588	$227,484
Ulta Beauty, Inc. (a)	369	82,531
Under Armour, Inc. - Class A (a) (b)	2,425	34,993
Universal Electronics, Inc. (a)	200	9,450
Urban Outfitters, Inc. (a)	800	28,048
Vail Resorts, Inc.	190	40,369
Value Line, Inc. (b)	200	3,870
VF Corp. (b)	2,375	175,750
Viacom, Inc. - Class B	2,082	64,146
Vista Outdoor, Inc. (a) (b)	400	5,828
Visteon Corp. (a)	261	32,662
Vitamin Shoppe, Inc. (a)	300	1,320
Walt Disney Co. (The)	10,918	1,173,794
Wayfair, Inc. - Class A (a) (b)	300	24,081
Weight Watchers International, Inc. (a) (b)	296	13,107
Wendy's Co. (The) (b)	1,925	31,609
Whirlpool Corp.	504	84,995
Williams-Sonoma, Inc. (b)	500	25,850
Winnebago Industries, Inc.	175	9,730
Wolverine World Wide, Inc.	725	23,113
World Wrestling Entertainment, Inc. - Class A (b)	600	18,348
Wyndham Worldwide Corp.	620	71,839
Wynn Resorts Ltd.	621	104,694
Yum! Brands, Inc.	2,289	186,805
Zumiez, Inc. (a)	300	6,248
		23,005,591
Consumer Staples - 7.6%
Alico, Inc. (b)	200	5,900
Altria Group, Inc.	11,691	834,854
Andersons, Inc. (The)	75	2,336
Archer-Daniels-Midland Co.	3,686	147,735
B&G Foods, Inc. (b)	250	8,788
Blue Buffalo Pet Products, Inc. (a)	725	23,773
Boston Beer Co., Inc. (The) - Class A (a) (b)	100	19,110
Brown-Forman Corp. - Class B	1,556	106,851
Bunge Ltd.	1,050	70,434

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Staples - 7.6% (Continued)
Cal-Maine Foods, Inc. (a) (b)	18	$800
Campbell Soup Co. (b)	1,350	64,949
Casey's General Stores, Inc. (b)	287	32,127
Church & Dwight Co., Inc.	1,606	80,573
Clorox Co. (The)	850	126,429
Coca-Cola Co. (The)	27,490	1,261,241
Colgate-Palmolive Co.	6,451	486,728
Conagra Brands, Inc.	3,173	119,527
Constellation Brands, Inc. - Class A	1,236	282,513
Costco Wholesale Corp.	3,201	595,770
Coty, Inc. - Class A (b)	2,800	55,692
CVS Health Corp.	7,245	525,263
Darling Ingredients, Inc. (a)	975	17,677
Dean Foods Co.	567	6,555
Dr. Pepper Snapple Group, Inc.	1,258	122,101
e.l.f. Beauty, Inc. (a) (b)	300	6,693
Edgewell Personal Care Co. (a) (b)	446	26,488
Energizer Holdings, Inc. (b)	592	28,404
Estée Lauder Cos., Inc. (The) - Class A	1,451	184,625
Flowers Foods, Inc. (b)	1,580	30,510
Fresh Del Monte Produce, Inc.	100	4,767
General Mills, Inc. (b)	3,975	235,677
Hain Celestial Group, Inc. (The) (a)	600	25,434
Herbalife Ltd. (a)	650	44,018
Hershey Co. (The)	1,099	124,747
Hormel Foods Corp. (b)	1,875	68,231
HRG Group, Inc. (a) (b)	1,350	22,883
Ingles Markets, Inc. - Class A	150	5,190
Ingredion, Inc.	441	61,652
Inter Parfums, Inc.	300	13,035
J & J Snack Foods Corp.	70	10,628
J.M. Smucker Co. (The)	852	105,852
Kellogg Co. (b)	1,903	129,366
Kimberly-Clark Corp.	2,431	293,324
Kraft Heinz Co. (The)	4,495	349,530
Kroger Co. (The)	6,075	166,759

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Consumer Staples - 7.6% (Continued)
Lamb Weston Holdings, Inc.	1,157	$65,313
Lancaster Colony Corp.	112	14,472
Mannatech, Inc.	70	1,050
McCormick & Co., Inc.	677	68,993
MGP Ingredients, Inc. (b)	200	15,376
Molson Coors Brewing Co. - Class B	1,163	95,447
Mondelez International, Inc. - Class A	11,271	482,398
Monster Beverage Corp. (a)	2,696	170,630
Nu Skin Enterprises, Inc. - Class A	325	22,175
PepsiCo, Inc.	9,699	1,163,104
Philip Morris International, Inc.	10,726	1,133,202
Pilgrim's Pride Corp. (a) (b)	650	20,189
Pinnacle Foods, Inc.	875	52,036
Post Holdings, Inc. (a)	438	34,703
PriceSmart, Inc. (b)	115	9,902
Procter & Gamble Co. (The)	17,430	1,601,468
Sanderson Farms, Inc. (b)	143	19,846
Snyder's-Lance, Inc.	710	35,557
SpartanNash Co.	400	10,672
Sprouts Farmers Market, Inc. (a) (b)	300	7,305
Sysco Corp.	4,000	242,920
Tootsie Roll Industries, Inc. (b)	27	983
TreeHouse Foods, Inc. (a) (b)	385	19,042
Tyson Foods, Inc. - Class A	1,911	154,925
United Natural Foods, Inc. (a)	150	7,391
US Foods Holding Corp. (a)	475	15,167
USANA Health Sciences, Inc. (a) (b)	118	8,738
Vector Group Ltd.	852	19,068
Walgreen Boots Alliance, Inc.	6,349	461,064
Wal-Mart Stores, Inc.	10,939	1,080,225
WD-40 Co. (b)	45	5,310
		13,974,210
Energy - 5.8%
Anadarko Petroleum Corp.	3,889	208,606
Andeavor	992	113,425
Antero Resources Corp. (a) (b)	800	15,200

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Energy - 5.8% (Continued)
Apache Corp. (b)	2,913	$122,987
Arch Coal, Inc. - Class A (b)	163	15,185
Archrock, Inc.	812	8,526
Baker Hughes, a GE Co.	2,795	88,434
Bill Barrett Corp. (a)	400	2,052
BP Prudhoe Bay Royalty Trust	300	6,030
Bristow Group, Inc. (b)	200	2,694
Cabot Oil & Gas Corp.	3,325	95,095
California Resources Corp. (a) (b)	472	9,176
Callon Petroleum Co. (a) (b)	1,500	18,225
CARBO Ceramics, Inc. (a) (b)	150	1,527
Carrizo Oil & Gas, Inc. (a) (b)	400	8,512
Cheniere Energy, Inc. (a) (b)	1,625	87,490
Chesapeake Energy Corp. (a) (b)	6,875	27,225
Chevron Corp.	13,833	1,731,752
Cimarex Energy Co.	596	72,718
CNX Resources Corp. (a) (b)	1,650	24,140
Concho Resources, Inc. (a)	828	124,382
ConocoPhillips	8,992	493,570
CONSOL Energy, Inc. (a)	206	8,139
Continental Resources, Inc. (a)	830	43,965
Cross Timbers Royalty Trust	200	2,932
Dawson Geophysical Co. (a)	78	388
Delek US Holdings, Inc.	301	10,517
Devon Energy Corp.	3,766	155,912
Diamond Offshore Drilling, Inc. (a) (b)	850	15,802
Diamondback Energy, Inc. (a)	535	67,544
Dril-Quip, Inc. (a) (b)	145	6,917
Energen Corp. (a)	490	28,209
EOG Resources, Inc.	3,898	420,633
EQT Corp.	1,339	76,216
Era Group, Inc. (a)	300	3,225
Exterran Corp. (a)	406	12,765
Exxon Mobil Corp.	30,298	2,534,124
Fairmount Santrol Holdings, Inc. (a) (b)	1,250	6,538
Forum Energy Technologies, Inc. (a) (b)	300	4,665

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Energy - 5.8% (Continued)
Geospace Technologies Corp. (a) (b)	226	$2,931
Green Plains, Inc.	300	5,055
Gulf Island Fabrication, Inc.	381	5,115
Gulfport Energy Corp. (a)	900	11,484
Halliburton Co.	5,931	289,847
Helix Energy Solutions Group, Inc. (a)	1,000	7,540
Helmerich & Payne, Inc. (b)	550	35,552
Hess Corp. (b)	2,024	96,079
HollyFrontier Corp.	1,158	59,313
Key Energy Services, Inc. (a) (b)	925	10,906
Kinder Morgan, Inc.	14,560	263,099
Laredo Petroleum, Inc. (a) (b)	800	8,488
Marathon Oil Corp.	5,647	95,604
Marathon Petroleum Corp.	3,531	232,975
Matador Resources Co. (a) (b)	375	11,674
Matrix Service Co. (a)	450	8,010
McDermott International, Inc. (a)	1,575	10,364
Murphy Oil Corp.	1,025	31,826
Nabors Industries Ltd. (b)	1,975	13,489
National Oilwell Varco, Inc.	2,661	95,849
Newfield Exploration Co. (a)	1,225	38,624
Newpark Resources, Inc. (a)	875	7,525
Noble Energy, Inc.	2,476	72,151
Oasis Petroleum, Inc. (a)	1,375	11,564
Occidental Petroleum Corp.	5,700	419,862
Oceaneering International, Inc.	500	10,570
Oil States International, Inc. (a)	200	5,660
ONEOK, Inc.	1,225	65,476
Pacific Ethanol, Inc. (a)	1	5
Parsley Energy, Inc. - Class A (a)	1,425	41,952
Patterson-UTI Energy, Inc.	1,100	25,311
PBF Energy, Inc. - Class A	625	22,156
PDC Energy, Inc. (a)	375	19,328
Phillips 66	3,213	324,995
Pioneer Natural Resources Co.	1,221	211,050
QEP Resources, Inc. (a)	1,750	16,748

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Energy - 5.8% (Continued)
Range Resources Corp.	1,339	$22,843
Renewable Energy Group, Inc. (a) (b)	114	1,345
Rowan Cos. plc - Class A (a) (b)	900	14,094
RPC, Inc. (b)	587	14,986
RSP Permian, Inc. (a)	600	24,408
Sanchez Energy Corp. (a) (b)	325	1,726
Schlumberger Ltd.	9,396	633,195
SemGroup Corp. - Class A (b)	450	13,590
Ship Finance International Ltd. (b)	575	8,913
SM Energy Co. (b)	450	9,936
Southwestern Energy Co. (a)	3,325	18,554
SRC Energy, Inc. (a) (b)	1,175	10,023
Superior Energy Services, Inc. (a)	1,131	10,892
Targa Resources Corp. (b)	1,255	60,767
Teekay Corp. (b)	775	7,223
Unit Corp. (a) (b)	500	11,000
Valero Energy Corp.	3,214	295,399
Whiting Petroleum Corp. (a) (b)	480	12,710
Williams Cos., Inc. (The)	5,250	160,073
World Fuel Services Corp.	475	13,367
WPX Energy, Inc. (a)	2,675	37,637
		10,646,300
Financials - 15.6%
Affiliated Managers Group, Inc.	428	87,847
Aflac, Inc.	2,480	217,694
AGNC Investment Corp.	2,175	43,913
Alleghany Corp. (a)	127	75,703
Allstate Corp. (The)	2,255	236,121
Ally Financial, Inc.	3,625	105,705
Altisource Residential Corp. (b)	33	391
American Equity Investment Life Holding Co.	625	19,206
American Express Co.	5,523	548,489
American Financial Group, Inc.	446	48,409
American International Group, Inc.	6,150	366,417
American National Insurance Co.	181	23,213
Ameriprise Financial, Inc.	1,035	175,401

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Ameris Bancorp (b)	300	$14,460
AmTrust Financial Services, Inc. (b)	664	6,686
Annaly Capital Management, Inc.	6,939	82,504
Anworth Mortgage Asset Corp.	1,500	8,160
Apollo Commercial Real Estate Finance, Inc. (b)	600	11,070
Apollo Investment Corp.	1,725	9,764
Arbor Realty Trust, Inc. (b)	200	1,728
Arch Capital Group Ltd. (a)	619	56,187
Ares Capital Corp.	3,355	52,741
Argo Group International Holdings Ltd.	63	3,884
Arlington Asset Investment Corp. - Class A (b)	4	47
Arthur J. Gallagher & Co.	1,225	77,518
Artisan Partners Asset Management, Inc. - Class A	300	11,850
Ashford, Inc. (a) (b)	6	558
Aspen Insurance Holdings Ltd.	350	14,210
Associated Banc-Corp.	900	22,860
Assurant, Inc.	337	33,983
Assured Guaranty Ltd.	775	26,249
Axis Capital Holdings Ltd.	475	23,874
Bancorp, Inc. (The) (a)	50	494
BancorpSouth Bank	675	21,229
Bank of America Corp.	72,498	2,140,140
Bank of Hawaii Corp. (b)	303	25,967
Bank of New York Mellon Corp. (The)	7,163	385,798
Bank of the Ozarks, Inc.	765	37,064
BankFinancial Corp.	700	10,738
BankUnited, Inc.	825	33,594
Banner Corp.	300	16,536
BB&T Corp.	5,840	290,364
Beneficial Bancorp, Inc.	549	9,031
Berkley (W.R.) Corp.	687	49,224
Berkshire Hathaway, Inc. - Class B (a)	15,706	3,113,242
Berkshire Hills Bancorp, Inc.	300	10,980
BGC Partners, Inc. - Class A	1,650	24,932
BlackRock, Inc.	942	483,914
Blackstone Mortgage Trust, Inc. - Class A (b)	600	19,308

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 15.6% (Continued)
BofI Holding, Inc. (a) (b)	372	$11,123
BOK Financial Corp.	169	15,602
Boston Private Financial Holdings, Inc.	500	7,725
Bridge Bancorp, Inc. (b)	300	10,500
Brighthouse Financial, Inc. (a)	608	35,653
Brookline Bancorp, Inc. (b)	500	7,850
Brown & Brown, Inc.	900	46,314
Camden National Corp. (b)	150	6,320
Capital City Bank Group, Inc.	350	8,029
Capital One Financial Corp.	3,012	299,935
Capitol Federal Financial, Inc.	1,000	13,410
Capstead Mortgage Corp.	700	6,055
Cathay General Bancorp	463	19,525
Cboe Global Markets, Inc.	590	73,508
Central Pacific Financial Corp.	300	8,949
Charles Schwab Corp. (The)	8,589	441,216
Charter Financial Corp.	498	8,735
Chemical Financial Corp.	500	26,735
Chimera Investment Corp.	1,455	26,888
Cincinnati Financial Corp.	1,135	85,091
CIT Group, Inc.	1,350	66,461
Citigroup, Inc.	20,065	1,493,036
Citizens Financial Group, Inc.	3,375	141,683
CME Group, Inc.	2,138	312,255
CNA Financial Corp.	300	15,915
CNO Financial Group, Inc.	1,100	27,159
CoBiz Financial, Inc.	750	14,993
Cohen & Steers, Inc.	50	2,365
Columbia Banking System, Inc. (b)	276	11,989
Comerica, Inc.	1,083	94,015
Commerce Bancshares, Inc.	722	40,316
Community Bank System, Inc. (b)	200	10,750
Community Trust Bancorp, Inc.	110	5,181
Crawford & Co. - Class B (b)	200	1,924
Credit Acceptance Corp. (a) (b)	112	36,230
Cullen/Frost Bankers, Inc. (b)	332	31,424

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 15.6% (Continued)
CVB Financial Corp. (b)	600	$14,136
CYS Investments, Inc.	1,575	12,647
Discover Financial Services	2,775	213,453
Donnelley Financial Solutions, Inc. (a)	159	3,099
E*TRADE Financial Corp. (a)	2,078	103,006
Eagle Bancorp, Inc. (a)	300	17,370
East West Bancorp, Inc.	1,025	62,351
Eaton Vance Corp.	850	47,932
Education Realty Trust, Inc. (b)	633	22,104
eHealth, Inc. (a)	175	3,040
Employers Holdings, Inc.	75	3,330
Encore Capital Group, Inc. (a)	200	8,420
Enova International, Inc. (a)	297	4,514
Enstar Group Ltd. (a) (b)	120	24,090
Enterprise Financial Services Corp.	50	2,258
Erie Indemnity Co. - Class A	174	21,200
Evercore, Inc. - Class A	350	31,500
Everest Re Group Ltd.	226	50,005
EZCORP, Inc. - Class A (a) (b)	1,000	12,200
F.N.B. Corp. (b)	2,460	33,997
FBL Financial Group, Inc. - Class A	300	20,895
Federated Investors, Inc. - Class B	700	25,256
Federated National Holding Co.	200	3,314
Fifth Third Bancorp	5,276	160,074
Financial Engines, Inc. (b)	225	6,818
Financial Institutions, Inc.	200	6,220
First American Financial Corp.	527	29,533
First BanCorp. (a)	1,366	6,967
First Bancorp/NC	300	10,593
First Busey Corp.	325	9,731
First Citizens BancShares, Inc. - Class A	50	20,150
First Commonwealth Financial Corp. (b)	800	11,456
First Community Bancshares, Inc.	425	12,210
First Financial Bancorp	575	15,151
First Financial Bankshares, Inc. (b)	300	13,515
First Financial Corp.	100	4,535

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 15.6% (Continued)
First Hawaiian, Inc.	300	$8,754
First Horizon National Corp.	1,618	32,339
First Interstate BancSystem, Inc. - Class A	300	12,015
First Merchants Corp. (b)	425	17,876
First Midwest Bancorp, Inc.	800	19,208
First Republic Bank	1,013	87,766
FirstCash, Inc.	221	14,906
FNF Group	1,909	74,909
Franklin Resources, Inc.	2,621	113,568
FS Investment Corp.	1,925	14,149
Fulton Financial Corp.	1,250	22,375
Glacier Bancorp, Inc. (b)	550	21,665
Goldman Sachs Group, Inc. (The)	2,765	704,410
Golub Capital BDC, Inc.	475	8,645
Granite Point Mortgage Trust, Inc.	229	4,062
Great Western Bancorp, Inc.	300	11,940
Green Dot Corp. - Class A (a)	250	15,065
Greenhill & Co., Inc. (b)	300	5,850
Guaranty Bancorp	200	5,530
Hallmark Financial Services, Inc. (a)	100	1,043
Hancock Holding Co.	500	24,750
Hanmi Financial Corp.	369	11,199
Hanover Insurance Group, Inc. (The)	300	32,424
Hartford Financial Services Group, Inc. (The)	2,375	133,665
Healthcare Trust of America, Inc. - Class A (b)	1,025	30,791
Heartland Financial USA, Inc.	300	16,095
Hercules Capital, Inc.	775	10,168
Heritage Commerce Corp.	50	766
HFF, Inc. - Class A	75	3,648
Hilltop Holdings, Inc. (b)	550	13,932
Home BancShares, Inc.	950	22,088
HomeStreet, Inc. (a)	300	8,685
Hope Bancorp, Inc.	1,092	19,929
Horace Mann Educators Corp.	375	16,538
Huntington Bancshares, Inc.	7,172	104,424
IBERIABANK Corp.	375	29,063

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Impac Mortgage Holdings, Inc. (a) (b)	85	$864
Independent Bank Corp. (b)	300	20,955
Interactive Brokers Group, Inc. - Class A (b)	500	29,605
Intercontinental Exchange, Inc.	4,000	282,240
International Bancshares Corp.	400	15,880
INTL FCStone, Inc. (a)	500	21,265
Invesco Ltd.	2,975	108,707
Invesco Mortgage Capital, Inc.	625	11,144
Investment Technology Group, Inc.	1,000	19,250
Investors Bancorp, Inc.	1,325	18,391
JPMorgan Chase & Co.	24,732	2,644,839
Kearny Financial Corp. (b)	828	11,965
Kemper Corp.	300	20,670
KeyCorp	7,726	155,833
Lakeland Financial Corp.	300	14,547
LegacyTexas Financial Group, Inc.	375	15,829
Legg Mason, Inc. (b)	750	31,485
LendingTree, Inc. (a) (b)	90	30,641
Leucadia National Corp.	2,432	64,424
Lincoln National Corp.	1,600	122,992
Loews Corp.	1,955	97,809
LPL Financial Holdings, Inc.	200	11,428
M&T Bank Corp.	967	165,347
Maiden Holdings Ltd.	675	4,455
Main Street Capital Corp. (b)	475	18,872
MainSource Financial Group, Inc. (b)	300	10,893
Markel Corp. (a)	138	157,200
MarketAxess Holdings, Inc.	250	50,438
Marsh & McLennan Cos., Inc.	3,429	279,086
MB Financial, Inc.	540	24,041
MBIA, Inc. (a) (b)	925	6,771
Mercury General Corp.	300	16,032
Meta Financial Group, Inc. (b)	100	9,265
MetLife, Inc.	6,696	338,550
MFA Financial, Inc.	2,250	17,820
MGIC Investment Corp. (a)	1,500	21,165

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Moody's Corp.	1,218	$179,789
Morgan Stanley	10,300	540,440
Morningstar, Inc.	207	20,073
MSCI, Inc.	519	65,674
MTGE Investment Corp.	575	10,638
Nasdaq, Inc.	725	55,702
National General Holdings Corp.	525	10,311
Navient Corp.	2,050	27,306
Navigators Group, Inc. (The)	200	9,740
NBT Bancorp, Inc.	200	7,360
Nelnet, Inc. - Class A	25	1,370
New Mountain Finance Corp.	650	8,808
New Residential Investment Corp.	1,400	25,032
New York Community Bancorp, Inc.	3,062	39,866
New York REIT, Inc.	1,300	5,109
Northern Trust Corp.	1,738	173,609
Northwest Bancshares, Inc. (b)	875	14,639
Oaktree Special Lending Corp.	1,750	8,558
OFG Bancorp (b)	432	4,061
Old National Bancorp	950	16,578
Old Republic International Corp.	1,661	35,512
Old Second Bancorp, Inc.	400	5,460
OneMain Holdings, Inc. (a)	300	7,797
Oritani Financial Corp. (b)	400	6,560
Pacific Premier Bancorp, Inc. (a)	300	12,000
PacWest Bancorp	817	41,177
Park National Corp. (b)	87	9,048
PennyMac Mortgage Investment Trust (b)	450	7,232
People's United Financial, Inc. (b)	1,983	37,082
PHH Corp. (a) (b)	573	5,902
Physicians Realty Trust	900	16,191
Pinnacle Financial Partners, Inc.	559	37,062
PNC Financial Services Group, Inc. (The)	3,544	511,363
Popular, Inc.	782	27,753
PRA Group, Inc. (a) (b)	300	9,960
Preferred Bank	200	11,756

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Primerica, Inc.	300	$30,465
Principal Financial Group, Inc.	1,850	130,536
ProAssurance Corp.	230	13,145
Progressive Corp. (The)	3,875	218,240
Prospect Capital Corp. (b)	2,650	17,861
Prosperity Bancshares, Inc.	500	35,035
Provident Financial Services, Inc.	600	16,182
Prudential Financial, Inc.	3,131	360,002
Pzena Investment Management, Inc. - Class A	2,077	22,162
Radian Group, Inc.	1,445	29,781
Raymond James Financial, Inc.	925	82,603
Redwood Trust, Inc.	450	6,669
Regions Financial Corp.	8,081	139,640
Reinsurance Group of America, Inc.	454	70,792
RenaissanceRe Holdings Ltd.	290	36,421
Renasant Corp. (b)	400	16,356
Republic Bancorp, Inc. - Class A	315	11,976
Resource Capital Corp. (b)	50	469
RLI Corp. (b)	425	25,781
S&P Global, Inc.	1,782	301,870
S&T Bancorp, Inc. (b)	350	13,934
Sandy Spring Bancorp, Inc.	300	11,706
Seacoast Banking Corp. of Florida (a)	150	3,782
SEI Investments Co.	975	70,064
Selective Insurance Group, Inc.	300	17,610
ServisFirst Bancshares, Inc.	400	16,600
Signature Bank (a)	387	53,120
Simmons First National Corp. - Class A (b)	219	12,505
SLM Corp. (a)	2,500	28,250
Solar Capital Ltd. (b)	500	10,105
South State Corp.	180	15,687
Southside Bancshares, Inc. (b)	340	11,451
Starwood Property Trust, Inc.	1,825	38,964
State Auto Financial Corp. (b)	400	11,648
State Street Corp.	2,476	241,682
Sterling Bancorp (b)	1,725	42,435

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Stewart Information Services Corp.	300	$12,690
Stifel Financial Corp.	340	20,250
Stock Yards Bancorp, Inc.	300	11,310
Sun Bancorp, Inc.	164	3,985
SunTrust Banks, Inc.	3,030	195,707
SVB Financial Group (a)	367	85,794
Synchrony Financial	5,775	222,973
Synovus Financial Corp.	947	45,399
T. Rowe Price Group, Inc.	1,890	198,318
TCF Financial Corp.	975	19,988
TD Ameritrade Holding Corp.	2,053	104,970
Texas Capital Bancshares, Inc. (a) (b)	384	34,138
TFS Financial Corp.	525	7,844
Tompkins Financial Corp. (b)	105	8,542
Torchmark Corp.	786	71,298
TowneBank (b)	553	17,005
Travelers Cos., Inc. (The)	1,672	226,790
Triangle Capital Corp. (b)	350	3,322
TriCo Bancshares	109	4,127
TrustCo Bank Corp.	1,208	11,114
Trustmark Corp. (b)	425	13,541
Two Harbors Investment Corp.	1,212	19,707
U.S. Bancorp	10,964	587,450
UMB Financial Corp. (b)	243	17,477
Umpqua Holdings Corp.	1,500	31,200
Union Bankshares Corp.	275	9,947
United Bankshares, Inc. (b)	553	19,217
United Community Banks, Inc.	474	13,338
United Community Financial Corp.	317	2,894
United Financial Bancorp, Inc.	542	9,561
United Fire Group, Inc.	300	13,674
United Security Bancshares	406	4,466
Unum Group	1,407	77,230
Validus Holdings Ltd.	483	22,662
Valley National Bancorp (b)	1,750	19,635
Virtus Investment Partners, Inc.	48	5,522

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Voya Financial, Inc.	1,275	$63,074
Waddell & Reed Financial, Inc. - Class A (b)	525	11,729
Washington Federal, Inc.	433	14,830
Washington Trust Bancorp, Inc.	100	5,325
Webster Financial Corp.	675	37,908
Wells Fargo & Co.	32,147	1,950,357
WesBanco, Inc.	350	14,228
Westamerica Bancorp. (b)	83	4,943
Western Alliance Bancorp (a)	850	48,127
Western New England Bancorp, Inc.	200	2,180
Wintrust Financial Corp.	425	35,007
WisdomTree Investments, Inc.	750	9,413
World Acceptance Corp. (a) (b)	100	8,072
WSFS Financial Corp.	300	14,355
Xenia Hotel & Resorts, Inc.	900	19,431
Zions Bancorp.	1,480	75,228
		28,795,603
Health Care - 12.4%
Abbott Laboratories	12,635	721,079
AbbVie, Inc.	10,100	976,770
ABIOMED, Inc. (a)	250	46,853
Acadia Healthcare Co., Inc. (a) (b)	475	15,499
ACADIA Pharmaceuticals, Inc. (a) (b)	625	18,819
Acorda Therapeutics, Inc. (a) (b)	375	8,044
Aetna, Inc.	2,105	379,720
Agilent Technologies, Inc.	2,196	147,066
Agios Pharmaceuticals, Inc. (a) (b)	300	17,151
Akorn, Inc. (a)	600	19,338
Alder Biopharmaceuticals, Inc. (a)	300	3,435
Alexion Pharmaceuticals, Inc. (a)	1,349	161,327
Align Technology, Inc. (a)	454	100,874
Alkermes plc (a) (b)	1,000	54,730
Allergan plc	2,419	395,700
Allscripts Healthcare Solutions, Inc. (a)	1,225	17,824
Alnylam Pharmaceuticals, Inc. (a)	413	52,472
AMAG Pharmaceuticals, Inc. (a)	100	1,325

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Amedisys, Inc. (a)	201	$10,595
AmerisourceBergen Corp. (b)	1,144	105,042
Amgen, Inc.	4,500	782,549
Amicus Therapeutics, Inc. (a) (b)	1,225	17,628
AMN Healthcare Services, Inc. (a) (b)	250	12,313
Analogic Corp.	130	10,888
Anika Therapeutics, Inc. (a)	100	5,391
Anthem, Inc.	1,960	441,019
Array BioPharma, Inc. (a)	1,175	15,040
athenahealth, Inc. (a)	192	25,544
Baxter International, Inc.	3,963	256,168
Becton, Dickinson and Co. (b)	1,825	390,644
Biogen, Inc. (a)	1,313	418,281
BioMarin Pharmaceutical, Inc. (a)	978	87,208
Bio-Rad Laboratories, Inc. - Class A (a)	99	23,628
Bio-Techne Corp.	232	30,056
Bioverativ, Inc. (a)	766	41,303
Bluebird Bio, Inc. (a) (b)	168	29,921
Boston Scientific Corp. (a)	7,964	197,428
Bristol-Myers Squibb Co.	12,225	749,148
Brookdale Senior Living, Inc. (a)	1,294	12,552
Bruker Corp.	725	24,882
Cambrex Corp. (a)	350	16,800
Cantel Medical Corp.	200	20,574
Capital Senior Living Corp. (a) (b)	100	1,349
Cardinal Health, Inc.	2,048	125,481
Cardiovascular Systems, Inc. (a)	325	7,699
Catalent, Inc. (a)	550	22,594
Celgene Corp. (a)	5,746	599,652
Centene Corp. (a)	1,333	134,473
Cerner Corp. (a)	2,200	148,257
Charles River Laboratories International, Inc. (a)	346	37,870
Chemed Corp. (b)	136	33,051
Chimerix, Inc. (a)	300	1,389
Cigna Corp.	1,772	359,875
Clovis Oncology, Inc. (a) (b)	300	20,400

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Community Health Systems, Inc. (a) (b)	832	$3,544
Computer Programs & Systems, Inc. (b)	100	3,005
CONMED Corp.	300	15,291
Cooper Cos., Inc. (The)	300	65,364
Danaher Corp.	4,019	373,044
DaVita, Inc. (a)	1,033	74,634
DENTSPLY SIRONA, Inc.	1,552	102,168
Depomed, Inc. (a)	675	5,434
Dermira, Inc. (a) (b)	300	8,343
DexCom, Inc. (a) (b)	298	17,102
Dynavax Technologies Corp. (a) (b)	425	7,948
Edwards Lifesciences Corp. (a)	1,473	166,022
Eli Lilly & Co.	6,762	571,119
Emergent BioSolutions, Inc. (a)	293	13,616
Endo International plc (a) (b)	922	7,146
Endologix, Inc. (a) (b)	700	3,745
Ensign Group, Inc. (The)	300	6,660
Envision Healthcare Corp. (a)	575	19,872
Exact Sciences Corp. (a) (b)	775	40,719
Exelixis, Inc. (a)	1,875	57,000
Express Scripts Holding Co. (a)	4,236	316,175
Genomic Health, Inc. (a)	200	6,840
Gilead Sciences, Inc.	9,017	645,977
Haemonetics Corp. (a)	250	14,520
Halozyme Therapeutics, Inc. (a) (b)	750	15,195
Halyard Health, Inc. (a)	297	13,715
Hanger, Inc. (a)	350	5,513
HCA Healthcare, Inc. (a)	2,203	193,512
HealthSouth Corp.	650	32,117
Henry Schein, Inc. (a)	890	62,193
Hill-Rom Holdings, Inc.	300	25,287
HMS Holdings Corp. (a)	525	8,899
Hologic, Inc. (a)	1,777	75,967
Horizon Pharma plc (a)	1,125	16,425
Humana, Inc.	848	210,363
ICU Medical, Inc. (a)	100	21,600

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
IDEXX Laboratories, Inc. (a)	599	$93,672
Illumina, Inc. (a)	752	164,304
Impax Laboratories, Inc. (a)	650	10,823
INC Research Holdings, Inc. - Class A (a)	300	13,080
Incyte Corp. (a)	1,343	127,196
Innoviva, Inc. (a)	1,000	14,190
Insulet Corp. (a)	175	12,075
Integer Holdings Corp. (a)	300	13,590
Integra LifeSciences Holdings Corp. (a) (b)	378	18,091
Intercept Pharmaceuticals, Inc. (a) (b)	137	8,004
Intrexon Corp. (a) (b)	400	4,608
Intuitive Surgical, Inc. (a)	495	180,645
Ionis Pharmaceuticals, Inc. (a) (b)	700	35,210
IQVIA Holdings Inc. (a)	1,031	100,935
Ironwood Pharmaceuticals, Inc. (a) (b)	1,000	14,990
Johnson & Johnson	19,625	2,742,004
Keryx Biopharmaceuticals, Inc. (a) (b)	975	4,534
Kindred Healthcare, Inc.	587	5,694
Laboratory Corp. of America Holdings (a)	670	106,872
Lannett Co., Inc. (a) (b)	300	6,960
LHC Group, Inc. (a)	100	6,125
LifePoint Health, Inc. (a)	265	13,197
Ligand Pharmaceuticals, Inc. (a) (b)	164	22,457
Magellan Health, Inc. (a)	100	9,655
Masimo Corp. (a)	300	25,440
McKesson Corp.	1,508	235,173
Medicines Co. (The) (a) (b)	350	9,569
Medidata Solutions, Inc. (a) (b)	125	7,921
MEDNAX, Inc. (a)	600	32,064
Merck & Co., Inc.	20,155	1,134,121
Meridian Bioscience, Inc.	375	5,250
Mettler-Toledo International, Inc. (a)	200	123,904
MGC Diagnostics Corp. (b)	600	6,618
Molina Healthcare, Inc. (a)	300	23,004
Momenta Pharmaceuticals, Inc. (a)	200	2,790
Myriad Genetics, Inc. (a) (b)	450	15,455

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Natus Medical, Inc. (a)	75	$2,865
Nektar Therapeutics (a) (b)	650	38,818
Neogen Corp. (a)	350	28,774
Neurocrine Biosciences, Inc. (a)	500	38,795
Nevro Corp. (a) (b)	162	11,184
NewLink Genetics Corp. (a) (b)	300	2,433
NuVasive, Inc. (a)	290	16,962
Nuvectra Corp. (a)	100	776
NxStage Medical, Inc. (a)	450	10,904
Omnicell, Inc. (a)	375	18,188
OPKO Health, Inc. (a) (b)	3,000	14,700
Owens & Minor, Inc.	275	5,192
Pacira Pharmaceuticals, Inc. (a) (b)	75	3,424
Paratek Pharmaceuticals, Inc. (a) (b)	6	107
Patterson Cos., Inc. (b)	575	20,775
Penumbra, Inc. (a) (b)	196	18,444
PerkinElmer, Inc.	492	35,975
Pfizer, Inc.	43,962	1,592,303
Portola Pharmaceuticals, Inc. (a)	300	14,604
PRA Health Sciences, Inc. (a)	300	27,321
Premier, Inc. - Class A (a)	350	10,217
Prestige Brands Holdings, Inc. (a)	350	15,544
Progenics Pharmaceuticals, Inc. (a) (b)	800	4,760
Providence Service Corp. (The) (a)	200	11,868
Puma Biotechnology, Inc. (a) (b)	254	25,108
Quality Systems, Inc. (a)	575	7,809
Quest Diagnostics, Inc.	877	86,376
Quidel Corp. (a) (b)	300	13,005
Quorum Health Corp. (a)	208	1,298
Regeneron Pharmaceuticals, Inc. (a)	469	176,325
Repligen Corp. (a) (b)	300	10,884
ResMed, Inc. (b)	800	67,752
Sage Therapeutics, Inc. (a) (b)	300	49,413
Sarepta Therapeutics, Inc. (a) (b)	400	22,256
SeaSpine Holdings Corp. (a) (b)	100	1,012
Seattle Genetics, Inc. (a) (b)	625	33,438

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Select Medical Holdings Corp. (a)	725	$12,796
Simulations Plus, Inc.	600	9,660
Stryker Corp.	1,986	307,512
Teleflex, Inc.	200	49,764
Tenet Healthcare Corp. (a) (b)	631	9,566
TESARO, Inc. (a) (b)	174	14,419
Tetraphase Pharmaceuticals, Inc. (a)	300	1,890
TherapeuticsMD, Inc. (a) (b)	1,275	7,701
Thermo Fisher Scientific, Inc.	2,901	550,842
Ultragenyx Pharmaceutical, Inc. (a) (b)	207	9,601
United Therapeutics Corp. (a)	288	42,610
UnitedHealth Group, Inc.	6,576	1,449,744
Universal Health Services, Inc. - Class B	562	63,703
Varex Imaging Corp. (a) (b)	282	11,328
Varian Medical Systems, Inc. (a)	607	67,468
Veeva Systems, Inc. - Class A (a)	725	40,078
Vertex Pharmaceuticals, Inc. (a)	1,349	202,161
Waters Corp. (a)	544	105,095
WellCare Health Plans, Inc. (a)	329	66,165
West Pharmaceutical Services, Inc.	505	49,828
Zimmer Biomet Holdings, Inc.	1,472	177,626
ZIOPHARM Oncology, Inc. (a) (b)	64	265
Zoetis, Inc.	3,275	235,931
		22,856,374
Industrials - 10.8%
3M Co.	4,256	1,001,735
A.O. Smith Corp.	1,040	63,731
AAON, Inc.	225	8,258
AAR Corp.	300	11,787
ABM Industries, Inc.	500	18,860
Acacia Research Corp. (a) (b)	300	1,215
ACCO Brands Corp. (a)	825	10,065
Actuant Corp. - Class A (b)	290	7,337
Acuity Brands, Inc. (b)	275	48,400
AECOM (a) (b)	977	36,296
Aerojet Rocketdyne Holdings, Inc. (a) (b)	500	15,600

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
AGCO Corp.	400	$28,572
Air Lease Corp.	600	28,854
Aircastle Ltd.	500	11,695
Alaska Air Group, Inc. (b)	834	61,307
Albany International Corp. - Class A	100	6,145
Allegiant Travel Co. (b)	53	8,202
Allison Transmission Holdings, Inc.	1,125	48,454
Altra Industrial Motion Corp.	300	15,120
AMERCO	100	37,791
American Airlines Group, Inc.	3,411	177,474
American Woodmark Corp. (a)	130	16,933
AMETEK, Inc.	1,337	96,892
Apogee Enterprises, Inc. (b)	200	9,146
Applied Industrial Technologies, Inc.	375	25,538
ArcBest Corp.	300	10,725
Arconic, Inc.	3,140	85,565
Armstrong Flooring, Inc. (a)	100	1,692
Armstrong World Industries, Inc. (a)	200	12,110
Astec Industries, Inc.	200	11,700
Astronics Corp. (a)	300	12,441
Astronics Corp. - Class B (a)	96	3,998
Avis Budget Group, Inc. (a) (b)	392	17,201
Axon Enterprise, Inc. (a) (b)	325	8,613
AZZ, Inc.	225	11,498
Babcock & Wilcox Enterprises, Inc. (a) (b)	718	4,078
Barnes Group, Inc. (b)	300	18,981
Beacon Roofing Supply, Inc. (a)	500	31,880
Belden, Inc.	100	7,717
Boeing Co. (The)	4,038	1,190,846
Brady Corp. - Class A	145	5,496
Briggs & Stratton Corp.	150	3,806
Brink's Co. (The)	150	11,805
Builders FirstSource, Inc. (a)	450	9,806
BWX Technologies, Inc.	612	37,020
C.H. Robinson Worldwide, Inc. (b)	900	80,181
Carlisle Cos., Inc.	423	48,074

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
Casella Waste Systems, Inc. - Class A (a)	100	$2,302
Caterpillar, Inc.	4,331	682,478
CBIZ, Inc. (a)	300	4,635
CECO Environmental Corp.	400	2,052
Chart Industries, Inc. (a)	300	14,058
Cintas Corporation (b)	701	109,236
CIRCOR International, Inc. (b)	184	8,957
Clean Harbors, Inc. (a)	400	21,680
Colfax Corp. (a)	625	24,763
Columbus McKinnon Corp.	400	15,992
Comfort Systems USA, Inc.	300	13,095
Commercial Vehicle Group, Inc. (a)	300	3,207
Copart, Inc. (a)	1,400	60,466
Covanta Holding Corp. (b)	850	14,365
Covenant Transportation Group, Inc. - Class A (a)	100	2,873
Crane Co.	325	28,997
CSX Corp.	6,225	342,436
Cubic Corp.	300	17,685
Cummins, Inc.	1,277	225,568
Curtiss-Wright Corp.	300	36,555
Deere & Co.	1,971	308,480
Delta Air Lines, Inc.	5,250	294,000
Deluxe Corp.	200	15,368
DMC Global, Inc.	400	10,020
Donaldson Co., Inc.	925	45,279
Dover Corp.	1,131	114,220
Dun & Bradstreet Corp. (The)	213	25,221
DXP Enterprises, Inc. (a) (b)	100	2,957
Dycom Industries, Inc. (a) (b)	211	23,512
Eaton Corp. plc	3,321	262,392
EMCOR Group, Inc.	500	40,875
Emerson Electric Co.	4,678	326,009
Encore Wire Corp.	200	9,730
Energy Recovery, Inc. (a) (b)	500	4,375
EnerSys	375	26,111
Engility Holdings, Inc. (a)	179	5,078

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
Ennis, Inc.	50	$1,038
EnPro Industries, Inc.	178	16,645
Equifax, Inc.	795	93,746
ESCO Technologies, Inc.	200	12,050
Esterline Technologies Corp. (a)	190	14,193
Expeditors International of Washington, Inc.	1,250	80,863
Exponent, Inc.	270	19,197
Fastenal Co.	2,125	116,216
Federal Signal Corp.	475	9,543
FedEx Corp.	1,717	428,460
Flowserve Corp.	815	34,336
Fluor Corp.	1,086	56,091
Fortive Corp.	1,835	132,762
Fortune Brands Home & Security, Inc.	1,000	68,440
Forward Air Corp.	300	17,232
Franklin Electric Co., Inc.	275	12,623
FreightCar America, Inc.	500	8,540
FTI Consulting, Inc. (a)	250	10,740
GATX Corp. (b)	325	20,202
General Cable Corp.	625	18,500
General Dynamics Corp.	1,770	360,107
General Electric Co.	60,816	1,061,239
Genesee & Wyoming, Inc. - Class A (a)	285	22,438
Gibraltar Industries, Inc. (a) (b)	300	9,900
Gorman-Rupp Co. (The)	182	5,680
Graco, Inc.	1,086	49,109
Granite Construction, Inc.	400	25,372
Great Lakes Dredge & Dock Corp. (a)	1,500	8,100
Greenbrier Cos., Inc. (The) (b)	200	10,660
Griffon Corp.	350	7,123
H&E Equipment Services, Inc.	325	13,211
Hardinge, Inc. (b)	850	14,807
Hawaiian Holdings, Inc.	325	12,951
HD Supply Holdings, Inc. (a)	1,400	56,042
Healthcare Services Group, Inc.	375	19,770
Heartland Express, Inc. (b)	325	7,586

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
HEICO Corp. - Class A	437	$34,545
Heidrick & Struggles International, Inc.	200	4,910
Herc Holdings, Inc. (a)	143	8,953
Herman Miller, Inc.	300	12,015
Hertz Global Holdings, Inc. (a) (b)	430	9,503
Hexcel Corp.	750	46,388
Hill International, Inc. (a)	300	1,635
Hillenbrand, Inc.	325	14,528
HNI Corp.	100	3,857
Honeywell International, Inc.	5,622	862,190
Hub Group, Inc. - Class A (a)	50	2,395
Hubbell, Inc.	338	45,745
Huntington Ingalls Industries, Inc.	319	75,188
Hurco Cos., Inc.	400	16,880
Huron Consulting Group, Inc. (a)	200	8,090
Hyster-Yale Materials Handling, Inc.	118	10,049
IDEX Corp.	437	57,671
IES Holdings, Inc. (a) (b)	500	8,625
Illinois Tool Works, Inc.	2,084	347,714
InnerWorkings, Inc. (a)	500	5,015
Insperity, Inc.	72	4,129
Insteel Industries, Inc.	300	8,496
Interface, Inc.	500	12,575
ITT, Inc.	600	32,022
J.B. Hunt Transport Services, Inc.	670	77,037
Jacobs Engineering Group, Inc.	850	56,066
JetBlue Airways Corp. (a)	1,750	39,095
John Bean Technologies Corp.	151	16,731
Johnson Controls International plc	3,150	120,046
Kaman Corp. (b)	300	17,652
Kansas City Southern	759	79,862
KAR Auction Services, Inc.	975	49,247
KBR, Inc.	925	18,343
Kelly Services, Inc. - Class A	400	10,908
Kennametal, Inc.	475	22,995
Kforce, Inc.	150	3,788

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
Kimball International, Inc. - Class B	700	$13,069
Kirby Corp. (a)	300	20,040
KLX, Inc. (a) (b)	317	21,635
Knight-Swift Transportation Holdings, Inc.	638	27,893
Knoll, Inc.	500	11,520
Korn/Ferry International	225	9,311
Kratos Defense & Security Solutions, Inc. (a) (b)	10	106
L3 Technologies, Inc.	512	101,299
Landstar System, Inc.	300	31,230
Layne Christensen Co. (a)	600	7,530
Lennox International, Inc.	257	53,523
Lincoln Electric Holdings, Inc.	332	30,405
Lockheed Martin Corp.	1,804	579,173
LSC Communications, Inc.	159	2,409
LSI Industries, Inc.	700	4,816
Manitowoc Company, Inc. (The) (a) (b)	268	10,543
ManpowerGroup, Inc.	413	52,083
Marten Transport Ltd.	250	5,075
Masco Corp.	2,050	90,076
MasTec, Inc. (a)	500	24,475
Matson, Inc.	325	9,698
McGrath RentCorp	300	14,094
Mercury Systems, Inc. (a)	400	20,540
Meritor, Inc. (a)	550	12,903
Middleby Corp. (The) (a) (b)	468	63,157
Mobile Mini, Inc.	406	14,007
Moog, Inc. - Class A (a)	300	26,055
MSA Safety, Inc.	228	17,675
MSC Industrial Direct Co., Inc. - Class A	245	23,682
Mueller Industries, Inc.	300	10,629
Mueller Water Products, Inc. - Series A	1,600	20,048
Navigant Consulting, Inc. (a)	400	7,764
Navistar International Corp. (a)	625	26,800
NCI Building Systems, Inc. (a)	500	9,650
Nordson Corp.	318	46,555
Norfolk Southern Corp.	2,084	301,972

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
Northrop Grumman Corp.	1,267	$388,855
NOW, Inc. (a) (b)	649	7,158
Old Dominion Freight Line, Inc.	500	65,775
On Assignment, Inc. (a)	250	16,068
Orbital ATK, Inc.	323	42,475
Oshkosh Corp.	350	31,812
Owens Corning	800	73,552
PACCAR, Inc.	2,205	156,731
Parker-Hannifin Corp.	877	175,031
Pentair plc	1,425	100,634
Perma-Pipe International Holdings, Inc. (a)	300	2,700
Pitney Bowes, Inc.	1,375	15,373
Primoris Services Corp.	475	12,915
Quanex Building Products Corp. (b)	1,000	23,400
Quanta Services, Inc. (a)	1,050	41,066
R.R. Donnelley & Sons Co.	425	3,953
Raven Industries, Inc.	275	9,446
Raytheon Co.	2,101	394,673
RBC Bearings, Inc. (a)	165	20,856
Regal Beloit Corp.	100	7,660
Republic Services, Inc.	1,743	117,843
Resources Connection, Inc.	200	3,090
Rexnord Corp. (a)	325	8,457
Roadrunner Transportation Systems, Inc. (a)	350	2,699
Robert Half International, Inc.	1,000	55,540
Rockwell Automation, Inc.	970	190,460
Rockwell Collins, Inc.	1,082	146,741
Rollins, Inc.	900	41,877
Roper Technologies, Inc.	634	164,206
RPX Corp.	1,000	13,440
Rush Enterprises, Inc. - Class A (a)	75	3,811
Ryder System, Inc.	405	34,089
Saia, Inc. (a)	225	15,919
Simpson Manufacturing Co., Inc.	100	5,741
SkyWest, Inc. (b)	375	19,913
Snap-on, Inc. (b)	362	63,097

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
Southwest Airlines Co.	3,524	$230,646
Spirit AeroSystems Holdings, Inc. - Class A	700	61,075
Spirit Airlines, Inc. (a)	475	21,304
SPX Corp. (a)	312	9,794
SPX FLOW, Inc. (a)	312	14,836
Standex International Corp.	50	5,093
Stanley Black & Decker, Inc.	1,020	173,083
Steelcase, Inc. - Class A	875	13,300
Stericycle, Inc. (a)	575	39,094
Team, Inc. (a) (b)	164	2,444
Teledyne Technologies, Inc. (a)	211	38,223
Terex Corp.	825	39,782
Tetra Tech, Inc.	418	20,127
Textainer Group Holdings Ltd. (a) (b)	700	15,050
Textron, Inc.	1,375	77,811
Timken Co. (The)	375	18,431
Titan International, Inc.	312	4,019
Toro Co. (The)	528	34,441
TransDigm Group, Inc. (b)	298	81,837
TransUnion (a)	650	35,724
Trex Co., Inc. (a)	225	24,388
Trinity Industries, Inc.	1,050	39,333
Triumph Group, Inc. (b)	256	6,963
TrueBlue, Inc. (a)	300	8,250
Tutor Perini Corp. (a) (b)	200	5,070
Twin Disc, Inc. (a)	400	10,628
Ultralife Corp. (a)	200	1,310
UniFirst Corp.	86	14,181
Union Pacific Corp.	5,627	754,580
United Continental Holdings, Inc. (a)	1,851	124,757
United Parcel Service, Inc. - Class B	4,100	488,515
United Rentals, Inc. (a)	542	93,175
United Technologies Corp.	5,952	759,296
Univar, Inc. (a)	575	17,802
Universal Forest Products, Inc.	399	15,010
US Ecology, Inc. (b)	200	10,200

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 10.8% (Continued)
USG Corp. (a) (b)	775	$29,884
Valmont Industries, Inc.	159	26,370
Vectrus, Inc. (a)	122	3,764
Verisk Analytics, Inc. (a)	1,124	107,904
Veritiv Corp. (a)	97	2,803
Viad Corp.	100	5,540
Vicor Corp. (a)	300	6,270
W.W. Grainger, Inc.	423	99,934
Wabash National Corp.	50	1,085
WABCO Holdings, Inc. (a)	303	43,481
WageWorks, Inc. (a)	300	18,600
Waste Management, Inc.	3,075	265,372
Watsco, Inc.	214	36,389
Watts Water Technologies, Inc. - Class A	300	22,785
Welbilt, Inc. (a)	1,075	25,273
Werner Enterprises, Inc. (b)	250	9,663
WESCO International, Inc. (a)	300	20,445
Westinghouse Air Brake Technologies Corp. (b)	559	45,519
Woodward, Inc.	500	38,270
XPO Logistics, Inc. (a)	655	59,991
Xylem, Inc.	1,300	88,660
		20,032,137
Information Technology - 22.4%
2U, Inc. (a) (b)	325	20,966
3D Systems Corp. (a) (b)	848	7,327
ACI Worldwide, Inc. (a)	560	12,695
Activision Blizzard, Inc.	4,613	292,095
Actua Corp. (a) (b)	100	1,560
Acxiom Corp. (a)	475	13,091
Adobe Systems, Inc. (a)	3,131	548,676
Advanced Energy Industries, Inc. (a)	300	20,244
Advanced Micro Devices, Inc. (a) (b)	4,575	47,031
Agilysys, Inc. (a)	500	6,140
Akamai Technologies, Inc. (a)	984	63,999
Alliance Data Systems Corp.	408	103,420
Alphabet, Inc. - Class C (a)	4,183	4,377,090

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
Ambarella, Inc. (a)	300	$17,625
Amkor Technology, Inc. (a)	1,050	10,553
Amphenol Corp. - Class A	1,600	140,479
Amtech Systems, Inc. (a)	32	322
Analog Devices, Inc.	2,429	216,254
Anixter International, Inc. (a)	167	12,692
ANSYS, Inc. (a)	500	73,795
Apple, Inc.	37,983	6,427,862
Applied Materials, Inc.	7,908	404,257
Arista Networks, Inc. (a)	320	75,386
ARRIS International plc (a)	1,229	31,573
Arrow Electronics, Inc. (a)	500	40,205
Aspen Technology, Inc. (a)	325	21,515
Autodesk, Inc. (a)	1,475	154,624
Automatic Data Processing, Inc.	3,274	383,680
Avnet, Inc.	900	35,658
AVX Corp.	375	6,488
Badger Meter, Inc.	300	14,340
Bel Fuse, Inc. - Class B	300	7,553
Benchmark Electronics, Inc. (a)	475	13,823
Black Knight, Inc. (a)	585	25,828
Blackbaud, Inc.	200	18,898
Blucora, Inc. (a) (b)	250	5,525
Booz Allen Hamilton Holding Corp.	1,000	38,130
Bottomline Technologies (de), Inc. (a)	375	13,005
Broadridge Financial Solutions, Inc.	775	70,200
BroadSoft, Inc. (a) (b)	300	16,470
Brooks Automation, Inc.	106	2,528
CA, Inc.	2,247	74,780
Cabot Microelectronics Corp.	100	9,408
CACI International, Inc. - Class A (a)	99	13,103
Cadence Design Systems, Inc. (a)	1,902	79,542
CalAmp Corp. (a)	400	8,572
Calix, Inc. (a)	175	1,041
Callidus Software, Inc. (a)	200	5,730
Cardtronics plc - Class A (a)	175	3,241

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
Cars.com, Inc. (a) (b)	575	$16,583
Cavium, Inc. (a)	558	46,777
CDW Corp.	1,025	71,226
Ciena Corp. (a)	997	20,867
Cirrus Logic, Inc. (a)	400	20,744
Cisco Systems, Inc.	36,598	1,401,702
Citrix Systems, Inc. (a)	1,118	98,384
Cognex Corp.	1,150	70,334
Cognizant Technology Solutions Corp. - Class A	4,298	305,244
Coherent, Inc. (a)	200	56,444
CommerceHub, Inc. (a) (b)	125	2,749
CommerceHub, Inc. (a)	250	5,148
CommScope Holding Co., Inc. (a)	1,150	43,505
CommVault Systems, Inc. (a)	375	19,688
comScore, Inc. (a)	400	11,400
Comtech Telecommunications Corp. (b)	100	2,212
Conduent, Inc. (a) (b)	1,399	22,608
Convergys Corp.	525	12,338
CoreLogic, Inc. (a)	677	31,284
Cornerstone OnDemand, Inc. (a)	500	17,665
Corning, Inc.	6,669	213,340
CoStar Group, Inc. (a)	225	66,814
Cray, Inc. (a)	425	10,285
Cree, Inc. (a) (b)	625	23,213
CSG Systems International, Inc.	78	3,418
CSRA, Inc.	955	28,574
CTS Corp. (b)	100	2,575
Cypress Semiconductor Corp.	1,625	24,765
Daktronics, Inc. (b)	800	7,304
Diebold Nixdorf, Inc. (b)	650	10,628
Diodes, Inc. (a)	300	8,601
Dolby Laboratories, Inc. - Class A	300	18,600
DST Systems, Inc.	368	22,842
DXC Technology Co.	1,978	187,712
eBay, Inc. (a)	7,425	280,220
Ebix, Inc. (b)	31	2,457

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
EchoStar Corp. - Class A (a)	400	$23,960
Electro Scientific Industries, Inc. (a) (b)	100	2,143
Electronic Arts, Inc. (a)	1,940	203,816
Electronics For Imaging, Inc. (a)	404	11,930
Ellie Mae, Inc. (a) (b)	219	19,579
EMCORE Corp. (a)	125	806
Entegris, Inc.	1,011	30,785
Envestnet, Inc. (a)	375	18,694
EPAM Systems, Inc. (a)	300	32,229
Euronet Worldwide, Inc. (a)	349	29,410
ExlService Holdings, Inc. (a)	300	18,105
F5 Networks, Inc. (a)	433	56,818
Facebook, Inc. - Class A (a)	16,349	2,884,944
FactSet Research Systems, Inc. (b)	250	48,190
Fair Isaac Corp.	146	22,367
FARO Technologies, Inc. (a) (b)	200	9,400
Fidelity National Information Services, Inc.	2,344	220,547
Finisar Corp. (a) (b)	775	15,771
FireEye, Inc. (a) (b)	600	8,520
First Data Corp. - Class A (a)	1,825	30,496
First Solar, Inc. (a)	400	27,008
Fiserv, Inc. (a)	1,198	157,094
Fitbit, Inc. - Class A (a) (b)	425	2,427
FleetCor Technologies, Inc. (a)	628	120,846
FLIR Systems, Inc.	1,025	47,786
FormFactor, Inc. (a)	480	7,512
Forrester Research, Inc.	255	11,271
Fortinet, Inc. (a)	1,075	46,967
Gartner, Inc. (a)	581	71,550
Genpact Ltd.	1,125	35,708
Global Payments, Inc.	950	95,228
GrubHub, Inc. (a) (b)	550	39,490
Guidewire Software, Inc. (a) (b)	300	22,278
Harris Corp.	892	126,351
Hewlett Packard Enterprise Co.	12,277	176,298
HP, Inc.	12,352	259,515

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
HubSpot, Inc. (a) (b)	300	$26,520
I.D. Systems, Inc. (a)	100	694
IAC/InterActiveCorp (a)	450	55,026
II-VI, Inc. (a) (b)	375	17,606
Infinera Corp. (a) (b)	600	3,798
Inphi Corp. (a) (b)	300	10,980
Insight Enterprises, Inc. (a)	200	7,658
Integrated Device Technology, Inc. (a)	985	29,284
Intel Corp.	34,918	1,611,814
InterDigital, Inc.	246	18,733
International Business Machines Corp.	6,425	985,723
Intuit, Inc.	1,589	250,712
IPG Photonics Corp. (a)	281	60,171
Itron, Inc. (a)	200	13,640
IXYS Corp. (a)	800	19,160
j2 Global, Inc. (b)	325	24,385
Jabil, Inc.	1,025	26,906
Jack Henry & Associates, Inc.	486	56,843
Juniper Networks, Inc.	2,190	62,415
Key Tronic Corp. (a)	600	4,098
Keysight Technologies, Inc. (a)	1,298	53,997
Kimball Electronics, Inc. (a)	525	9,581
KLA-Tencor Corp.	956	100,447
Knowles Corp. (a)	458	6,714
Kulicke & Soffa Industries, Inc. (a)	400	9,734
Lam Research Corp.	1,116	205,422
Lattice Semiconductor Corp. (a)	200	1,156
Leaf Group Ltd. (a)	200	1,980
Leidos Holdings, Inc.	931	60,115
Littelfuse, Inc. (b)	118	23,343
LogMeIn, Inc.	356	40,762
Lumentum Holdings, Inc. (a) (b)	340	16,626
MACOM Technology Solutions Holdings, Inc. (a) (b)	463	15,066
Manhattan Associates, Inc. (a) (b)	350	17,339
Marvell Technology Group Ltd.	3,175	68,167
MasterCard, Inc. - Class A	6,945	1,051,194

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
Match Group, Inc. (a) (b)	1,175	$36,789
Maxim Integrated Products, Inc.	1,775	92,797
MAXIMUS, Inc.	425	30,422
MaxLinear, Inc. (a) (b)	475	12,550
Methode Electronics, Inc.	100	4,010
Microchip Technology, Inc. (b)	1,574	138,323
Micron Technology, Inc. (a)	7,002	287,922
Microsemi Corp. (a)	650	33,573
Microsoft Corp.	56,162	4,804,096
MicroStrategy, Inc. - Class A (a)	100	13,130
MKS Instruments, Inc.	300	28,350
MoneyGram International, Inc. (a)	662	8,725
Monolithic Power Systems, Inc.	200	22,472
Monotype Imaging Holdings, Inc.	350	8,435
Motorola Solutions, Inc.	1,132	102,265
Nanometrics, Inc. (a)	200	4,984
Napco Security Technologies, Inc. (a)	900	7,875
National Instruments Corp.	812	33,804
NCR Corp. (a)	925	31,441
NetApp, Inc.	1,775	98,193
NETGEAR, Inc. (a)	50	2,938
NetScout Systems, Inc. (a)	700	21,315
NIC, Inc.	375	6,225
Nuance Communications, Inc. (a)	2,175	35,561
NVE Corp.	100	8,600
NVIDIA Corp.	3,547	686,345
Oclaro, Inc. (a) (b)	1,321	8,904
ON Semiconductor Corp. (a)	2,730	57,166
Oracle Corp.	23,530	1,112,497
OSI Systems, Inc. (a) (b)	100	6,438
Palo Alto Networks, Inc. (a) (b)	719	104,212
Pandora Media, Inc. (a) (b)	1,725	8,315
PAR Technology Corp. (a) (b)	100	935
Park Electrochemical Corp.	600	11,790
Paychex, Inc.	2,150	146,372
Paycom Software, Inc. (a) (b)	300	24,099

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
Paylocity Holding Corp. (a)	300	$14,148
PayPal Holdings, Inc. (a)	7,725	568,714
PCM, Inc. (a)	400	3,960
Pegasystems, Inc.	300	14,145
PFSweb, Inc. (a)	8	59
Plantronics, Inc.	300	15,114
Plexus Corp. (a)	300	18,216
Power Integrations, Inc.	300	22,065
PRGX Global, Inc. (a)	220	1,562
Progress Software Corp.	200	8,514
Proofpoint, Inc. (a) (b)	316	28,064
PROS Holdings, Inc. (a) (b)	300	7,935
PTC, Inc. (a)	865	52,566
QAD, Inc. - Class B	40	1,220
QUALCOMM, Inc.	10,805	691,736
Qualys, Inc. (a)	300	17,805
Rambus, Inc. (a)	500	7,110
RealNetworks, Inc. (a)	681	2,329
RealPage, Inc. (a) (b)	325	14,398
Red Hat, Inc. (a)	978	117,458
Rosetta Stone, Inc. (a)	300	3,741
Rudolph Technologies, Inc. (a)	340	8,126
Sabre Corp. (b)	1,400	28,700
salesforce.com, Inc. (a)	4,179	427,219
Sanmina Corp. (a)	333	10,989
Science Applications International Corp.	260	19,908
Semtech Corp. (a)	300	10,260
ServiceNow, Inc. (a)	1,203	156,859
Shutterstock, Inc. (a) (b)	122	5,250
Silicon Laboratories, Inc. (a)	200	17,660
Skyworks Solutions, Inc.	1,099	104,350
Splunk, Inc. (a)	918	76,047
SS&C Technologies Holdings, Inc.	1,325	53,636
Stamps.com, Inc. (a)	129	24,252
SunPower Corp. (a) (b)	1,300	10,959
Super Micro Computer, Inc. (a)	375	7,847

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
Sykes Enterprises, Inc. (a)	102	$3,208
Symantec Corp.	3,483	97,733
Synaptics, Inc. (a) (b)	333	13,300
Synchronoss Technologies, Inc. (a) (b)	325	2,906
SYNNEX Corp.	163	22,160
Synopsys, Inc. (a)	1,117	95,213
Syntel, Inc. (a)	300	6,897
Systemax, Inc.	600	19,962
Take-Two Interactive Software, Inc. (a)	625	68,613
Tech Data Corp. (a)	211	20,672
TechTarget, Inc. (a)	800	11,136
Teradata Corp. (a) (b)	1,025	39,422
Teradyne, Inc.	1,075	45,010
TESSCO Technologies, Inc.	100	2,015
Texas Instruments, Inc.	6,205	648,050
TiVo Corp.	878	13,697
Total System Services, Inc.	1,337	105,743
Travelzoo, Inc. (a)	100	645
Trimble, Inc. (a)	1,334	54,214
TTM Technologies, Inc. (a)	488	7,647
Twitter, Inc. (a)	5,300	127,253
Tyler Technologies, Inc. (a)	192	33,994
Ultimate Software Group, Inc. (The) (a) (b)	165	36,008
Unisys Corp. (a) (b)	427	3,480
Universal Display Corp.	270	46,616
Vantiv, Inc. - Class A (a) (b)	525	38,614
VASCO Data Security International, Inc. (a) (b)	450	6,255
Veeco Instruments, Inc. (a) (b)	400	5,940
VeriFone Systems, Inc. (a) (b)	965	17,090
Verint Systems, Inc. (a)	375	15,694
VeriSign, Inc. (a) (b)	516	59,051
Versum Materials, Inc.	821	31,075
ViaSat, Inc. (a) (b)	350	26,198
Viavi Solutions, Inc. (a) (b)	1,328	11,607
Virtusa Corp. (a)	400	17,632
Visa, Inc. - Class A (b)	11,316	1,290,249

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Information Technology - 22.4% (Continued)
Vishay Intertechnology, Inc.	806	$16,725
Vishay Precision Group, Inc. (a)	129	3,244
VMware, Inc. - Class A (a) (b)	594	74,440
Web.com Group, Inc. (a)	200	4,360
Western Digital Corp.	2,020	160,651
Western Union Co. (The) (b)	2,454	46,651
WEX, Inc. (a)	214	30,223
Workday, Inc. - Class A (a)	195	19,839
Xerox Corp.	1,748	50,954
Xilinx, Inc.	1,575	106,187
XO Group, Inc. (a)	800	14,768
Xperi Corp.	400	9,760
Yelp, Inc. (a)	566	23,749
Zebra Technologies Corp. - Class A (a)	225	23,355
Zendesk, Inc. (a)	550	18,612
Zillow Group, Inc. - Class C (a) (b)	748	30,608
		41,374,831
Materials - 3.3%
A. Schulman, Inc.	81	3,017
AdvanSix, Inc. (a)	250	10,518
Air Products & Chemicals, Inc.	1,460	239,557
AK Steel Holding Corp. (a) (b)	1,875	10,613
Albemarle Corp.	745	95,278
Alcoa Corp.	1,163	62,651
Allegheny Technologies, Inc. (a)	775	18,709
American Vanguard Corp.	400	7,860
AptarGroup, Inc.	286	24,676
Ashland Global Holdings, Inc.	467	33,250
Avery Dennison Corp.	590	67,767
Axalta Coating Systems Ltd. (a)	675	21,843
Balchem Corp. (a)	201	16,201
Ball Corp.	1,960	74,186
Bemis Company, Inc.	550	26,285
Berry Global Group, Inc. (a)	900	52,803
Cabot Corp.	400	24,636
Calgon Carbon Corp.	500	10,650

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Materials - 3.3% (Continued)
Carpenter Technology Corp.	200	$10,198
Celanese Corp. - Series A	945	101,191
Century Aluminum Co. (a) (b)	600	11,784
CF Industries Holdings, Inc.	1,670	71,042
Chemours Co. (The)	1,289	64,527
Cleveland-Cliffs, Inc. (a) (b)	1,400	10,094
Codexis, Inc. (a) (b)	37	309
Coeur Mining, Inc. (a)	1,110	8,325
Commercial Metals Co.	775	16,523
Compass Minerals International, Inc. (b)	100	7,225
Core Molding Technologies, Inc.	200	4,340
Crown Holdings, Inc. (a)	900	50,625
Deltic Timber Corp.	100	9,155
DowDuPont, Inc.	15,951	1,136,029
Eagle Materials, Inc. (b)	333	37,729
Eastman Chemical Co.	990	91,714
Ecolab, Inc.	1,944	260,846
Ferro Corp. (a)	575	13,564
Flotek Industries, Inc. (a) (b)	550	2,563
FMC Corp.	875	82,828
Freeport-McMoRan, Inc. (a)	8,769	166,259
GCP Applied Technologies, Inc. (a)	427	13,621
Graphic Packaging Holding Co.	1,325	20,471
Greif, Inc. - Class A	300	18,174
H.B. Fuller Co.	150	8,081
Hecla Mining Co. (b)	3,150	12,506
Huntsman Corp.	1,575	52,432
Ingevity Corp. (a)	393	27,695
International Flavors & Fragrances, Inc.	471	71,879
International Paper Co. (b)	2,867	166,113
Kaiser Aluminum Corp.	138	14,745
KapStone Paper and Packaging Corp. (b)	575	13,047
Kraton Corp. (a)	300	14,451
Louisiana-Pacific Corp. (a)	825	21,664
LSB Industries, Inc. (a) (b)	300	2,628
Martin Marietta Materials, Inc.	444	98,142

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Materials - 3.3% (Continued)
Minerals Technologies, Inc.	250	$17,213
Monsanto Co.	3,184	371,827
Mosaic Co. (The)	2,625	67,358
Myers Industries, Inc.	200	3,900
Neenah Paper, Inc.	120	10,878
Newmont Mining Corp.	3,650	136,947
Nucor Corp.	2,045	130,020
Olin Corp.	1,020	36,292
Owens-Illinois, Inc. (a)	1,300	28,821
P.H. Glatfelter Co.	325	6,968
Packaging Corp. of America	575	69,316
PolyOne Corp.	483	21,011
PPG Industries, Inc.	1,799	210,159
Praxair, Inc.	1,869	289,096
Quaker Chemical Corp.	100	15,079
Rayonier Advanced Materials, Inc. (b)	500	10,225
Reliance Steel & Aluminum Co.	549	47,099
Royal Gold, Inc. (b)	491	40,321
RPM International, Inc.	1,000	52,420
Schweitzer-Mauduit International, Inc.	300	13,608
Scotts Miracle-Gro Co. (The)	296	31,669
Sealed Air Corp. (b)	1,250	61,625
Sensient Technologies Corp.	335	24,505
Sherwin-Williams Co. (The)	623	255,455
Silgan Holdings, Inc.	150	4,409
Sonoco Products Co.	725	38,527
Southern Copper Corp. (b)	747	35,445
Steel Dynamics, Inc.	1,550	66,852
Stepan Co.	148	11,688
Summit Materials, Inc. - Class A (a) (b)	571	17,952
SunCoke Energy, Inc. (a)	564	6,762
Tahoe Resources, Inc. (b)	1,250	5,988
TimkenSteel Corp. (a) (b)	400	6,076
Tredegar Corp.	671	12,883
Trinseo S.A.	300	21,780
UFP Technologies, Inc. (a)	500	13,900

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Materials - 3.3% (Continued)
United States Lime & Minerals, Inc.	50	$3,855
United States Steel Corp.	1,350	47,507
Valvoline, Inc.	1,282	32,127
Vulcan Materials Co.	855	109,756
W.R. Grace & Co.	427	29,946
Westlake Chemical Corp.	202	21,519
WestRock Co.	1,534	96,964
Worthington Industries, Inc.	225	9,914
		6,058,681
Real Estate - 4.0%
Acadia Realty Trust	676	18,495
Agree Realty Corp.	300	15,432
Alexander & Baldwin, Inc.	150	4,161
Alexandria Real Estate Equities, Inc.	601	78,485
American Assets Trust, Inc.	425	16,252
American Campus Communities, Inc.	982	40,291
American Homes 4 Rent - Class A	1,700	37,128
American Tower Corp.	2,896	413,171
Apartment Investment & Management Co. - Class A	1,381	60,364
Apple Hospitality REIT, Inc.	1,975	38,730
Ashford Hospitality Prime, Inc.	130	1,265
Ashford Hospitality Trust, Inc.	544	3,661
AV Homes, Inc. (a)	600	9,990
AvalonBay Communities, Inc.	1,099	196,073
Boston Properties, Inc.	1,243	161,627
Brandywine Realty Trust	1,413	25,702
Brixmor Property Group, Inc.	2,275	42,452
Camden Property Trust	725	66,744
CareTrust REIT, Inc. (b)	403	6,754
CBL & Associates Properties, Inc. - Class B (b)	1,205	6,820
CBRE Group, Inc. - Class A (a)	2,425	105,027
Cedar Realty Trust, Inc.	650	3,952
Chatham Lodging Trust	425	9,673
Chesapeake Lodging Trust (b)	625	16,931
Colony NorthStar, Inc. - Class A	3,575	40,791
Columbia Property Trust, Inc.	1,075	24,671

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Real Estate - 4.0% (Continued)
CoreCivic, Inc.	799	$17,978
CoreSite Realty Corp. (b)	300	34,170
Corporate Office Properties Trust	850	24,820
Cousins Properties, Inc.	3,356	31,043
Crown Castle International Corp.	2,435	270,309
CubeSmart	1,412	40,835
CyrusOne, Inc. (b)	725	43,159
DCT Industrial Trust, Inc.	587	34,504
DDR Corp.	2,820	25,267
DiamondRock Hospitality Co.	1,727	19,498
Digital Realty Trust, Inc.	1,631	185,771
Douglas Emmett, Inc. (b)	1,300	53,378
Duke Realty Corp.	2,726	74,174
EastGroup Properties, Inc. (b)	262	23,156
Empire State Realty Trust, Inc. - Class A	775	15,911
EPR Properties (b)	422	27,624
Equinix, Inc.	530	240,207
Equity Commonwealth (a)	993	30,296
Equity LifeStyle Properties, Inc.	739	65,786
Equity Residential	2,904	185,188
Essex Property Trust, Inc.	472	113,927
Extra Space Storage, Inc.	989	86,488
Federal Realty Investment Trust	520	69,061
First Industrial Realty Trust, Inc.	1,025	32,257
Forest City Realty Trust, Inc. - Class A	2,100	50,610
Four Corners Property Trust, Inc.	444	11,411
Franklin Street Properties Corp.	950	10,203
Gaming and Leisure Properties, Inc.	1,217	45,029
Getty Realty Corp.	402	10,918
GGP, Inc.	3,965	92,741
Government Properties Income Trust	550	10,197
Gramercy Property Trust	912	24,314
HCP, Inc.	3,775	98,452
Healthcare Realty Trust, Inc. (b)	875	28,105
Hersha Hospitality Trust (b)	550	9,570
Highwoods Properties, Inc.	800	40,728

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Real Estate - 4.0% (Continued)
Hospitality Properties Trust	1,325	$39,551
Host Hotels & Resorts, Inc.	5,974	118,584
Howard Hughes Corp. (The) (a)	321	42,138
Hudson Pacific Properties, Inc.	1,225	41,956
Investors Real Estate Trust	1,800	10,224
Invitation Homes Inc (b)	871	20,529
Iron Mountain, Inc.	1,372	51,766
JBG SMITH Properties (b)	764	26,534
Jones Lang LaSalle, Inc.	284	42,296
Kennedy-Wilson Holdings, Inc. (b)	925	16,049
Kilroy Realty Corp. (b)	700	52,255
Kimco Realty Corp.	3,350	60,803
Kite Realty Group Trust (b)	725	14,210
Lamar Advertising Co. - Class A	400	29,696
LaSalle Hotel Properties	1,000	28,070
Lexington Realty Trust	1,125	10,856
Liberty Property Trust	1,225	52,687
Life Storage, Inc.	350	31,175
LTC Properties, Inc.	50	2,178
Macerich Co. (The)	803	52,741
Mack-Cali Realty Corp.	725	15,631
Medical Properties Trust, Inc.	1,500	20,670
Mid-America Apartment Communities, Inc.	859	86,381
National Health Investors, Inc. (b)	325	24,499
National Retail Properties, Inc.	900	38,817
New Senior Investment Group, Inc.	695	5,254
NorthStar Realty Europe Corp.	542	7,279
Omega Healthcare Investors, Inc. (b)	1,200	33,048
Outfront Media, Inc.	336	7,795
Paramount Group, Inc. (b)	1,800	28,530
Park Hotels & Resorts, Inc.	227	6,526
Pebblebrook Hotel Trust (b)	625	23,231
Pennsylvania Real Estate Investment Trust (b)	775	9,215
Piedmont Office Realty Trust, Inc. - Class A	1,275	25,003
Potlatch Corp. (b)	100	4,990
Prologis, Inc.	4,285	276,425

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Real Estate - 4.0% (Continued)
PS Business Parks, Inc.	200	$25,018
Public Storage	1,249	261,041
Quality Care Properties, Inc. (a)	815	11,255
Ramco-Gershenson Properties Trust	1,000	14,730
Rayonier, Inc.	826	26,126
Realty Income Corp. (b)	1,700	96,934
Regency Centers Corp.	1,182	81,771
Retail Opportunity Investments Corp. (b)	725	14,464
Retail Properties of America, Inc. - Class A	2,075	27,888
RLJ Lodging Trust	1,633	35,877
RMR Group, Inc. (The) - Class A (b)	71	4,210
Ryman Hospitality Properties, Inc.	525	36,236
Sabra Health Care REIT, Inc.	1,436	26,954
Select Income REIT	350	8,796
Senior Housing Properties Trust	2,075	39,736
Simon Property Group, Inc. (b)	2,553	438,451
SL Green Realty Corp.	776	78,322
Spirit Realty Capital, Inc.	3,000	25,740
St. Joe Co. (The) (a) (b)	500	9,025
STAG Industrial, Inc.	450	12,299
STORE Capital Corp. (b)	675	17,577
Summit Hotel Properties, Inc.	975	14,849
Sun Communities, Inc.	500	46,390
Sunstone Hotel Investors, Inc. (b)	1,840	30,415
Tanger Factory Outlet Centers, Inc. (b)	775	20,545
Taubman Centers, Inc. (b)	500	32,715
Tejon Ranch Co. (a) (b)	50	1,038
Terreno Realty Corp.	275	9,642
UDR, Inc.	2,028	78,119
Uniti Group, Inc. (b)	1,228	21,846
Universal Health Realty Income Trust	200	15,022
Urban Edge Properties	811	20,672
Urstadt Biddle Properties, Inc. - Class A	500	10,870
Ventas, Inc.	2,665	159,927
VEREIT, Inc.	6,175	48,103
Vornado Realty Trust	1,528	119,459

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Real Estate - 4.0% (Continued)
Washington Prime Group, Inc. (b)	1,617	$11,513
Washington Real Estate Investment Trust	450	14,004
Weingarten Realty Investors (b)	1,050	34,514
Welltower, Inc. (b)	2,820	179,831
Weyerhaeuser Co.	5,677	200,171
		7,341,414
Telecommunication Services - 2.1%
8x8, Inc. (a)	1,000	14,100
AT&T, Inc.	44,270	1,721,217
CenturyLink, Inc.	6,072	101,281
Cogent Communications Holdings, Inc.	200	9,060
Consolidated Communications Holdings, Inc. (b)	501	6,107
General Communication, Inc. - Class A (a)	175	6,829
IDT Corp. - Class B	16	170
SBA Communications Corp. - Class A (a)	920	150,291
Shenandoah Telecommunications Co. (b)	300	10,140
Spok Holdings, Inc.	400	6,260
Sprint Corp. (a)	5,547	32,672
Straight Path Communications, Inc. - Class B (a)	8	1,454
Telephone & Data Systems, Inc.	700	19,460
T-Mobile US, Inc. (a)	2,125	134,959
United States Cellular Corp. (a)	300	11,289
Verizon Communications, Inc.	28,643	1,516,074
Vonage Holdings Corp. (a)	1,425	14,492
Zayo Group Holdings, Inc. (a)	1,525	56,120
		3,811,975
Utilities - 2.9%
AES Corp.	4,360	47,219
ALLETE, Inc.	425	31,603
Alliant Energy Corp.	1,375	58,589
Ameren Corp.	1,625	95,859
American Electric Power Co., Inc.	3,355	246,827
American States Water Co.	100	5,791
American Water Works Co., Inc.	1,190	108,873
Aqua America, Inc.	1,326	52,019
Atmos Energy Corp.	760	65,276

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Utilities - 2.9% (Continued)
Avangrid, Inc. (b)	550	$27,819
Avista Corp. (b)	250	12,873
Black Hills Corp. (b)	300	18,033
California Water Service Group (b)	225	10,204
Calpine Corp. (a)	2,000	30,260
CenterPoint Energy, Inc.	2,900	82,244
CMS Energy Corp.	1,800	85,140
Consolidated Edison, Inc.	2,169	184,257
Dominion Energy, Inc.	4,096	332,021
DTE Energy Co.	1,203	131,680
Duke Energy Corp.	5,112	429,969
Dynegy, Inc. (a)	11	130
Edison International	2,291	144,883
El Paso Electric Co.	100	5,535
Entergy Corp.	1,150	93,599
Eversource Energy	2,092	132,173
Exelon Corp.	6,441	253,840
FirstEnergy Corp.	3,030	92,779
Genie Energy Ltd. - Class B (b)	16	70
Great Plains Energy, Inc.	1,405	45,297
Hawaiian Electric Industries, Inc. (b)	800	28,920
IDACORP, Inc.	313	28,596
MDU Resources Group, Inc.	1,075	28,896
MGE Energy, Inc.	150	9,465
National Fuel Gas Co. (b)	650	35,692
New Jersey Resources Corp.	500	20,100
NextEra Energy, Inc.	3,223	503,399
NiSource, Inc.	2,140	54,934
Northwest Natural Gas Co.	300	17,895
NorthWestern Corp.	400	23,880
NRG Energy, Inc.	1,852	52,745
OGE Energy Corp.	1,175	38,669
ONE Gas, Inc.	287	21,026
Ormat Technologies, Inc.	175	11,193
Otter Tail Corp.	350	15,558
PG&E Corp.	3,350	150,181

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Utilities - 2.9% (Continued)
Pinnacle West Capital Corp.	716	$60,989
PNM Resources, Inc.	400	16,180
Portland General Electric Co.	500	22,790
PPL Corp.	4,700	145,465
Public Service Enterprise Group, Inc.	3,600	185,399
SCANA Corp.	779	30,989
Sempra Energy	1,737	185,719
South Jersey Industries, Inc. (b)	650	20,300
Southern Co. (The)	7,150	343,843
Southwest Gas Holdings, Inc.	325	26,156
Spire, Inc.	350	26,303
UGI Corp.	1,275	59,861
Vectren Corp.	508	33,030
WEC Energy Group, Inc.	2,039	135,451
Westar Energy, Inc.	875	46,200
WGL Holdings, Inc.	350	30,044
Xcel Energy, Inc.	3,600	173,196
		5,407,926

Total Common Stocks (Cost $56,161,419)		$183,305,042

RIGHTS - 0.0% (c)	Shares	Value
AMR Corp., Escrow	3,275	$6,353
Dyax Corp. (b) (d)	1,200	0
Media General, Inc. - CVR	794	0
Safeway CVR - Casa Ley (d)	2,075	2,106
Safeway CVR - PDC (d)	2,075	1
Total Rights (Cost $-)		$8,460

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2% (Continued)	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (e) (f)	2,069,284	$2,069,284
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.09% (e) (f)	1,815,226	$1,815,226
Total Money Market Funds (Cost $3,884,510)		$3,884,510

Total Investments at Value - 101.5% (Cost $60,045,929)		$187,198,012

Liabilities in Excess of Other Assets - (1.5%)		(2,790,304)

Net Assets - 100.0%		$184,407,708

CVR - Contingent Value Right.

Ltd. - Limited.

plc - Public Limited Company.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $11,934,916 (Note 7).
(c)	Percentage rounds to less than 0.1%.
(d)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $8,460 at December 31, 2017, representing 0.0% (c) of net assets (Note 2).
(e)	The rate shown is the 7-day effective yield as of December 31, 2017.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $1,815,226. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $10,476,789 (Note 7).

See accompanying notes to financial statements.

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2017

COMMON STOCKS - 98.9%	Shares	Value
Consumer Discretionary - 15.9%
Amazon.com, Inc. (a)	11,301	$13,216,181
AMC Networks, Inc. - Class A (a) (b)	2,833	153,209
Aptiv plc (a)	750	63,623
BorgWarner, Inc.	1,319	67,387
CBS Corp. - Class B	1,490	87,910
Choice Hotels International, Inc.	3,390	263,064
Comcast Corp. - Class A	13,280	531,863
Delphi Technologies plc (a)	250	13,118
Dick's Sporting Goods, Inc.	2,526	72,597
Domino's Pizza, Inc. (b)	717	135,484
Foot Locker, Inc.	7,160	335,661
H&R Block, Inc.	600	15,732
Home Depot, Inc. (The)	4,306	816,116
Las Vegas Sands Corp.	3,964	275,458
Lowe's Cos., Inc.	7,260	674,744
Lululemon Athletica, Inc. (a)	1,710	134,389
Madison Square Garden Co. (The) - Class A (a)	1,870	394,290
McDonald's Corp.	8,249	1,419,818
Michael Kors Holdings Ltd. (a)	1,980	124,641
Michaels Companies, Inc. (The) (a)	13,710	331,645
Mohawk Industries, Inc. (a)	900	248,310
Netflix, Inc. (a)	1,320	253,387
NVR, Inc. (a)	215	754,267
O'Reilly Automotive, Inc. (a)	530	127,486
Pool Corp.	4,580	593,797
Priceline Group, Inc. (The) (a)	1,965	3,414,659
Ross Stores, Inc.	1,421	114,035
Skechers U.S.A., Inc. - Class A (a)	5,110	193,362
Starbucks Corp.	40,875	2,347,452
TAL Education Group - ADR	38,925	1,156,462
Thor Industries, Inc.	1,320	198,950
TJX Cos., Inc. (The)	32,400	2,477,304
Tupperware Brands Corp.	2,870	179,949
Ulta Beauty, Inc. (a)	9,425	2,107,996
Vail Resorts, Inc.	1,890	401,568

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Consumer Discretionary - 15.9% (Continued)
Wyndham Worldwide Corp.	390	$45,189
Yum China Holdings, Inc.	36,514	1,461,290
Yum! Brands, Inc.	25,902	2,113,863
		37,316,256
Consumer Staples - 7.2%
Altria Group, Inc.	6,228	444,741
Clorox Co. (The)	880	130,891
Coca-Cola Co. (The)	61,907	2,840,293
Costco Wholesale Corp.	310	57,697
Danone S.A. - ADR (b)	169,441	2,841,526
Energizer Holdings, Inc. (b)	1,040	49,899
Kimberly-Clark Corp.	1,253	151,187
Lamb Weston Holdings, Inc.	100	5,645
Monster Beverage Corp. (a)	107,045	6,774,878
PepsiCo, Inc.	3,821	458,214
Philip Morris International, Inc.	4,189	442,568
Procter & Gamble Co. (The)	25,655	2,357,182
Sprouts Farmers Market, Inc. (a) (b)	6,530	159,006
Walgreen Boots Alliance, Inc.	3,500	254,170
		16,967,897
Energy - 1.5%
Cabot Oil & Gas Corp.	5,480	156,728
Diamondback Energy, Inc. (a)	2,071	261,464
Gulfport Energy Corp. (a)	11,970	152,737
Halliburton Co.	2,080	101,650
Schlumberger Ltd.	40,815	2,750,522
		3,423,101
Financials - 5.7%
Allstate Corp. (The)	830	86,909
American Express Co.	13,153	1,306,224
Artisan Partners Asset Management, Inc. - Class A	9,918	391,761
Aspen Insurance Holdings Ltd.	11,370	461,623
Assurant, Inc.	80	8,067
Capital One Financial Corp.	9,713	967,221
Charles Schwab Corp. (The)	35,300	1,813,361
Eaton Vance Corp.	80	4,511

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Financials - 5.7% (Continued)
Erie Indemnity Co. - Class A	3,525	$429,486
Federated Investors, Inc. - Class B	1,900	68,552
First Hawaiian, Inc.	1,450	42,311
First Republic Bank	22,650	1,962,396
Goldman Sachs Group, Inc. (The)	6,725	1,713,261
Intercontinental Exchange, Inc.	830	58,565
Leucadia National Corp.	2,810	74,437
Progressive Corporation (The)	2,500	140,800
S&P Global, Inc.	1,170	198,198
SEI Investments Co.	39,931	2,869,441
Signature Bank (a)	100	13,726
T. Rowe Price Group, Inc.	520	54,564
Western Alliance Bancorp (a)	9,010	510,146
XL Group Ltd.	3,790	133,256
		13,308,816
Health Care - 14.1%
AbbVie, Inc.	2,652	256,475
Agilent Technologies, Inc.	1,950	130,592
Alexion Pharmaceuticals, Inc. (a)	15,625	1,868,594
Align Technology, Inc. (a)	13,933	3,095,773
AmerisourceBergen Corp.	100	9,182
Amgen, Inc.	8,835	1,536,407
Baxter International, Inc.	7,363	475,944
Becton, Dickinson and Co. (b)	1,430	306,106
Biogen, Inc. (a)	980	312,199
BioMarin Pharmaceutical, Inc. (a)	170	15,159
Bioverativ, Inc. (a)	6,228	335,814
Boston Scientific Corp. (a)	14,260	353,505
Bristol-Myers Squibb Co.	5,284	323,804
Bruker Corp.	4,250	145,860
Celgene Corp. (a)	19,035	1,986,493
Centene Corp. (a)	436	43,984
Cerner Corp. (a)	27,458	1,850,395
Cooper Cos., Inc. (The)	2,177	474,325
Danaher Corp.	330	30,631
Edwards Lifesciences Corp. (a)	20,875	2,352,821

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Health Care - 14.1% (Continued)
Eli Lilly & Co.	5,215	$440,459
Exelixis, Inc. (a)	1,600	48,640
Express Scripts Holding Co. (a)	4,089	305,203
Gilead Sciences, Inc.	4,810	344,588
IDEXX Laboratories, Inc. (a)	810	126,668
Illumina, Inc. (a)	1,060	231,599
Incyte Corp. (a)	14,915	1,412,600
Intuitive Surgical, Inc. (a)	90	32,845
Johnson & Johnson	1,279	178,702
Merck & Co., Inc.	17,610	990,915
Mettler-Toledo International, Inc. (a)	350	216,832
Novartis AG	18,777	1,576,517
Novo Nordisk A/S - ADR	54,960	2,949,702
Premier, Inc. - Class A (a)	2,780	81,148
QIAGEN N.V.	1,925	59,540
Regeneron Pharmaceuticals, Inc. (a)	6,163	2,317,040
Teleflex, Inc.	70	17,417
Thermo Fisher Scientific, Inc.	1,110	210,767
UnitedHealth Group, Inc.	4,055	893,965
Varian Medical Systems, Inc. (a)	17,425	1,936,789
Veeva Systems, Inc. - Class A (a)	3,130	173,026
Vertex Pharmaceuticals, Inc. (a)	1,390	208,305
Waters Corp. (a)	610	117,846
West Pharmaceutical Services, Inc.	710	70,056
Zoetis, Inc.	33,025	2,379,121
		33,224,353
Industrials - 7.1%
3M Co.	3,100	729,647
Allegion plc	1,300	103,428
AMETEK, Inc.	1,194	86,529
Boeing Co. (The)	1,740	513,143
BWX Technologies, Inc.	1,145	69,261
Caterpillar, Inc.	1,580	248,976
Copa Holdings, S.A. - Class A	2,220	297,613
CSX Corp.	41,375	2,276,039
Cummins, Inc.	3,671	648,445

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 7.1% (Continued)
Deere & Co.	21,839	$3,418,021
Donaldson Co., Inc.	919	44,985
Dun & Bradstreet Corp. (The)	990	117,226
Expeditors International of Washington, Inc.	38,512	2,491,342
Fortive Corp.	2,353	170,240
General Dynamics Corp.	730	148,519
Graco, Inc.	10,170	459,887
HD Supply Holdings, Inc. (a)	2,360	94,471
Honeywell International, Inc.	3,972	609,146
Illinois Tool Works, Inc.	790	131,812
Landstar System, Inc.	300	31,230
MSC Industrial Direct Co., Inc. - Class A	1,505	145,473
Northrop Grumman Corp.	1,330	408,190
Raytheon Co.	830	155,916
Rockwell Automation, Inc.	870	170,825
Southwest Airlines Co.	3,320	217,294
Toro Co. (The)	4,840	315,713
Union Pacific Corp.	80	10,728
United Parcel Service, Inc. - Class B	16,435	1,958,230
WABCO Holdings, Inc. (a)	2,400	344,400
Waste Management, Inc.	1,110	95,793
Watsco, Inc.	1,490	253,360
		16,765,882
Information Technology - 43.8%
Accenture plc - Class A	3,724	570,107
Activision Blizzard, Inc.	42,805	2,710,413
Adobe Systems, Inc. (a)	12,215	2,140,557
Alibaba Group Holding Ltd. - ADR (a) (b)	31,128	5,367,401
Alphabet, Inc. - Class A (a)	4,148	4,369,503
Alphabet, Inc. - Class C (a)	8,154	8,532,346
Amphenol Corp. - Class A	3,780	331,884
Analog Devices, Inc.	4,583	408,024
ANSYS, Inc. (a)	500	73,795
Apple, Inc.	33,932	5,742,312
Applied Materials, Inc.	45,175	2,309,346
Arista Networks, Inc. (a)	8,325	1,961,204

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 43.8% (Continued)
Autodesk, Inc. (a)	28,897	$3,029,273
Automatic Data Processing, Inc.	6,409	751,071
Booz Allen Hamilton Holding Corp.	6,960	265,385
Broadcom Ltd.	2,723	699,539
CDK Global, Inc.	1,037	73,917
Cisco Systems, Inc.	110,305	4,224,681
Citrix Systems, Inc. (a)	3,569	314,072
Cognex Corp.	35,350	2,162,006
Cognizant Technology Solutions Corp. - Class A	610	43,322
Coherent, Inc. (a)	100	28,222
DST Systems, Inc.	3,960	245,797
Electronic Arts, Inc. (a)	3,400	357,204
Euronet Worldwide, Inc. (a)	2,610	219,945
Facebook, Inc. - Class A (a)	73,137	12,905,755
FactSet Research Systems, Inc. (b)	7,670	1,478,469
IAC/InterActiveCorp (a)	1,660	202,985
Intel Corp.	910	42,006
Intuit, Inc.	720	113,602
IPG Photonics Corp. (a)	160	34,261
Jack Henry & Associates, Inc.	6,028	705,035
KLA-Tencor Corp.	880	92,462
Lam Research Corp.	740	136,212
MasterCard, Inc. - Class A	5,117	774,509
Maxim Integrated Products, Inc.	825	43,131
Micron Technology, Inc. (a)	16,123	662,978
Microsoft Corp.	74,840	6,401,813
Motorola Solutions, Inc.	5,371	485,216
NVIDIA Corp.	11,906	2,303,811
Oracle Corp.	95,569	4,518,501
PayPal Holdings, Inc. (a)	41,285	3,039,402
QUALCOMM, Inc.	43,396	2,778,211
Red Hat, Inc. (a)	26,125	3,137,612
salesforce.com, Inc. (a)	23,465	2,398,827
ServiceNow, Inc. (a)	11,950	1,558,161
Skyworks Solutions, Inc.	2,320	220,284
Square, Inc. - Class A (a) (b)	720	24,962

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Information Technology - 43.8% (Continued)
Synopsys, Inc. (a)	323	$27,533
Take-Two Interactive Software, Inc. (a)	1,980	217,364
Teradyne, Inc.	1,110	46,476
Texas Instruments, Inc.	7,085	739,957
Trimble, Inc. (a)	1,250	50,800
Vantiv, Inc. - Class A (a) (b)	5,865	431,371
Visa, Inc. - Class A (b)	84,725	9,660,344
Western Digital Corp.	4,230	336,412
Workday, Inc. - Class A (a)	270	27,470
Xilinx, Inc.	5,455	367,776
		102,895,034
Materials - 2.8%
AdvanSix, Inc. (a)	216	9,087
Albemarle Corp.	520	66,503
AptarGroup, Inc.	6,413	553,313
Bemis Company, Inc.	6,310	301,555
Celanese Corp. - Series A	850	91,018
Chemours Company (The)	6,843	342,561
Ecolab, Inc.	670	89,901
FMC Corp.	8,861	838,782
Freeport-McMoRan, Inc. (a)	23,440	444,422
GCP Applied Technologies, Inc. (a)	966	30,815
Graphic Packaging Holding Co.	13,150	203,168
Packaging Corporation of America	490	59,070
PPG Industries, Inc.	1,930	225,463
Praxair, Inc.	2,585	399,848
Sherwin-Williams Co. (The)	6,500	2,665,260
Silgan Holdings, Inc.	880	25,863
Southern Copper Corp. (b)	331	15,706
W.R. Grace & Co.	95	6,662
Westlake Chemical Corp.	715	76,169
		6,445,166
Real Estate - 0.6%
American Tower Corp.	5,420	773,272
CBRE Group, Inc. - Class A (a)	230	9,961
Equinix, Inc.	412	186,727

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Real Estate - 0.6% (Continued)
Equity LifeStyle Properties, Inc.	2,405	$214,093
Sabra Health Care REIT, Inc.	8,242	154,702
Senior Housing Properties Trust	1,500	28,725
		1,367,480
Telecommunication Services - 0.2%
SBA Communications Corp. - Class A (a)	220	35,939
Verizon Communications, Inc.	7,400	391,682
		427,621
Utilities - 0.0% (c)
NRG Energy, Inc.	620	17,658

Total Common Stocks (Cost $148,649,726)		$232,159,264

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 1.8%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (d)	2,635,435	$2,635,435
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.09% (d) (e)	1,614,019	1,614,019
Total Money Market Funds (Cost $4,249,454)		$4,249,454

Total Investments at Value - 100.7% (Cost $152,899,180)		$236,408,718

Liabilities in Excess of Other Assets - (0.7%)		(1,570,391)

Net Assets - 100.0%		$234,838,327

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $15,985,353 (Note 7).
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2017.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $1,614,019. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $14,796,474 (Note 7).

ADR -	American Depositary Receipt.
Ltd. -	Limited.
plc -	Public Limited Company.

See accompanying notes to financial statements.

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2017

COMMON STOCKS - 97.9%	Shares	Value
Consumer Discretionary - 6.3%
Adient plc	10,381	$816,985
Advance Auto Parts, Inc.	60	5,981
Bed Bath & Beyond, Inc. (a)	6,872	151,115
BorgWarner, Inc.	444	22,684
Burlington Stores, Inc. (b)	2,690	330,951
Choice Hotels International, Inc.	2,852	221,315
Comcast Corp. - Class A	60	2,403
Dick's Sporting Goods, Inc.	980	28,165
Foot Locker, Inc.	3,570	167,362
Ford Motor Co.	31,600	394,684
Garmin Ltd.	740	44,082
General Motors Co.	20,879	855,830
H&R Block, Inc.	4,650	121,923
Hilton Worldwide Holdings, Inc.	11,594	925,896
Interpublic Group of Cos., Inc. (The)	47,785	963,346
John Wiley & Sons, Inc. - Class A	390	25,643
Kohl's Corp. (a)	3,803	206,237
L Brands, Inc.	310	18,668
Liberty Broadband Corp. - Series A (a) (b)	1,713	145,691
Macy's, Inc. (a)	1,930	48,617
Michael Kors Holdings Ltd. (b)	130	8,184
Michaels Companies, Inc. (The) (b)	5,080	122,885
Mohawk Industries, Inc. (b)	400	110,360
News Corp. - Class A	37,209	603,158
Norwegian Cruise Line Holdings Ltd. (b)	2,190	116,618
Omnicom Group, Inc.	17,637	1,284,502
Skechers U.S.A., Inc. - Class A (b)	1,827	69,133
Target Corp. (a)	16,600	1,083,149
Tiffany & Co.	90	9,356
Viacom, Inc. - Class B	20	616
Walt Disney Co. (The)	200	21,502
Whirlpool Corp.	3,800	640,832
Yum China Holdings, Inc.	4,360	174,487
Yum! Brands, Inc.	2,670	217,899
		9,960,259

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Staples - 7.8%
Altria Group, Inc.	22,800	$1,628,148
Coca-Cola Co. (The)	2,510	115,159
Colgate-Palmolive Co.	440	33,198
CVS Health Corp.	19,395	1,406,138
Kellogg Co. (a)	7,675	521,747
Kimberly-Clark Corp.	1,161	140,086
PepsiCo, Inc.	2,964	355,443
Philip Morris International, Inc.	23,706	2,504,539
Pilgrim's Pride Corp. (a) (b)	930	28,886
Pinnacle Foods, Inc.	2,040	121,319
Procter & Gamble Co. (The)	10,292	945,629
Tyson Foods, Inc. - Class A	9,300	753,950
Walgreen Boots Alliance, Inc.	1,270	92,227
Wal-Mart Stores, Inc.	37,643	3,717,246
		12,363,715
Energy - 12.0%
Apache Corp.	90	3,800
Baker Hughes, a GE Co.	2,111	66,792
BP plc - ADR	75,697	3,181,544
Cabot Oil & Gas Corp.	6,440	184,184
Chevron Corp.	14,999	1,877,725
Cimarex Energy Co.	100	12,201
ConocoPhillips	26,697	1,465,398
Devon Energy Corp.	2,200	91,080
Diamondback Energy, Inc. (b)	2,033	256,666
Energen Corp. (b)	250	14,393
Ensco plc - Class A (a)	15,054	88,969
Exxon Mobil Corp.	35,958	3,007,527
Gulfport Energy Corp. (b)	11,219	143,154
Halliburton Co.	21,916	1,071,035
Kinder Morgan, Inc.	3,210	58,005
Marathon Petroleum Corp.	2,070	136,579
Murphy Oil Corp. (a)	20,188	626,837
Nabors Industries Ltd. (a)	11,040	75,403
Occidental Petroleum Corp.	22,400	1,649,984
Patterson-UTI Energy, Inc.	12,270	282,333

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Energy - 12.0% (Continued)
Phillips 66	17,600	$1,780,240
QEP Resources, Inc. (b)	4,715	45,123
Royal Dutch Shell plc - Class A (a)	35,705	2,381,881
Southwestern Energy Co. (b)	14,800	82,584
Targa Resources Corp.	730	35,347
Transocean Ltd. (a) (b)	10,330	110,324
World Fuel Services Corp.	8,240	231,874
		18,960,982
Financials - 31.2%
Aflac, Inc.	2,630	230,861
Allstate Corp. (The)	6,378	667,840
American Express Co.	21,068	2,092,263
American Financial Group, Inc.	811	88,026
American International Group, Inc.	23,065	1,374,213
American National Insurance Co.	735	94,264
Arch Capital Group Ltd. (b)	450	40,847
Aspen Insurance Holdings Ltd.	5,701	231,461
Assured Guaranty Ltd.	15,552	526,746
Athene Holding Ltd. - Class A (b)	640	33,094
Axis Capital Holdings Ltd.	20,632	1,036,964
Bank of America Corp.	164,175	4,846,446
Bank of Hawaii Corp. (a)	1,030	88,271
BankUnited, Inc.	390	15,881
Berkshire Hathaway, Inc. - Class B (b)	6,282	1,245,219
BlackRock, Inc.	100	51,371
Brighthouse Financial, Inc. (b)	1,921	112,647
Capital One Financial Corp.	19,481	1,939,918
Chimera Investment Corp.	7,589	140,245
Chubb Ltd.	1,500	219,195
Citigroup, Inc.	32,621	2,427,329
Citizens Financial Group, Inc.	7,082	297,302
Comerica, Inc.	1,080	93,755
Commerce Bancshares, Inc.	2,139	119,442
Discover Financial Services	2,056	158,148
Everest Re Group Ltd.	200	44,252
Fifth Third Bancorp	23,213	704,282

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 31.2% (Continued)
First American Financial Corp.	930	$52,117
Franklin Resources, Inc.	38,834	1,682,677
Fulton Financial Corp.	286	5,119
Genworth Financial, Inc. - Class A (b)	420	1,306
Goldman Sachs Group, Inc. (The)	5,810	1,480,156
Granite Point Mortgage Trust, Inc. (a)	2,923	51,854
Hanover Insurance Group, Inc. (The)	5,750	621,460
Intercontinental Exchange, Inc.	1,640	115,718
Invesco Ltd.	8,119	296,668
JPMorgan Chase & Co.	50,843	5,437,149
KeyCorp	32,434	654,194
Loews Corp.	28,000	1,400,840
Mercury General Corp.	386	20,628
MetLife, Inc.	21,133	1,068,484
MFA Financial, Inc.	49,247	390,036
Morgan Stanley	25,386	1,332,003
PNC Financial Services Group, Inc. (The)	5,620	810,910
Popular, Inc.	16,548	587,289
ProAssurance Corp.	6,113	349,358
Progressive Corp. (The)	3,060	172,339
Regions Financial Corp.	49,403	853,684
State Street Corp.	25,529	2,491,886
Synchrony Financial	10,246	395,598
Synovus Financial Corp.	10,020	480,359
T. Rowe Price Group, Inc.	1,400	146,902
TCF Financial Corp.	3,725	76,363
Torchmark Corp.	100	9,071
U.S. Bancorp	4,568	244,753
UBS Group AG (a)	57,466	1,056,800
Unum Group	40	2,196
Validus Holdings Ltd.	5,025	235,773
Voya Financial, Inc.	24,747	1,224,234
Wells Fargo & Co.	72,054	4,371,516
Western Alliance Bancorp (b)	4,630	262,151
White Mountains Insurance Group Ltd.	29	24,687
Willis Towers Watson plc	1,739	262,050

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 31.2% (Continued)
XL Group Ltd.	51,619	$1,814,925
		49,403,535
Health Care - 11.5%
Abbott Laboratories	1,422	81,154
Agilent Technologies, Inc.	665	44,535
Alexion Pharmaceuticals, Inc. (b)	100	11,959
Baxter International, Inc.	6,050	391,072
Biogen, Inc. (b)	130	41,414
Bio-Rad Laboratories, Inc. - Class A (b)	660	157,522
Bristol-Myers Squibb Co.	50	3,064
Centene Corp. (b)	656	66,177
Cigna Corp.	6,106	1,240,068
Cooper Cos., Inc. (The)	2,221	483,911
Danaher Corp.	2,140	198,635
Express Scripts Holding Co. (b)	17,200	1,283,808
Gilead Sciences, Inc.	750	53,730
HCA Healthcare, Inc. (b)	100	8,784
Johnson & Johnson	21,465	2,999,090
McKesson Corp.	6,935	1,081,513
Medtronic plc	149	12,032
Merck & Co., Inc.	50,811	2,859,135
Mylan N.V. (b)	37,572	1,589,671
Perrigo Co. plc	150	13,074
Pfizer, Inc.	110,487	4,001,839
Premier, Inc. - Class A (b)	962	28,081
QIAGEN N.V.	953	29,476
Sanofi - ADR	19,400	834,200
Teleflex, Inc.	650	161,733
Thermo Fisher Scientific, Inc.	1,100	208,868
United Therapeutics Corp. (b)	2,738	405,087
		18,289,632
Industrials - 10.5%
AMETEK, Inc.	3,700	268,139
Arconic, Inc.	7,139	194,538
Caterpillar, Inc.	5,835	919,479
Copa Holdings, S.A. - Class A	950	127,357

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 10.5% (Continued)
Crane Co.	900	$80,298
Cummins, Inc.	1,420	250,829
Deere & Co.	1,440	225,374
Dover Corp.	14,222	1,436,280
Dun & Bradstreet Corp. (The)	220	26,050
Eaton Corp. plc	560	44,246
Fortive Corp.	970	70,180
Fortune Brands Home & Security, Inc.	460	31,482
General Dynamics Corp.	80	16,276
General Electric Co.	59,300	1,034,785
Honeywell International, Inc.	2,940	450,878
Ingersoll-Rand plc	1,244	110,952
Johnson Controls International plc	40,216	1,532,632
Kennametal, Inc.	2,046	99,047
L3 Technologies, Inc.	1,761	348,414
Norfolk Southern Corp.	7,200	1,043,280
Owens Corning	719	66,105
Parker-Hannifin Corp.	4,354	868,971
Quanta Services, Inc. (b)	1,090	42,630
Raytheon Co.	4,970	933,615
Republic Services, Inc.	740	50,031
Roper Technologies, Inc.	760	196,840
Southwest Airlines Co.	20,300	1,328,635
Spirit AeroSystems Holdings, Inc. - Class A	300	26,175
Spirit Airlines, Inc. (b)	3,010	134,999
Stanley Black & Decker, Inc.	14,038	2,382,108
United Technologies Corp.	16,205	2,067,271
Waste Management, Inc.	1,830	157,929
WESCO International, Inc. (b)	650	44,298
Xylem, Inc.	550	37,510
		16,647,633
Information Technology - 8.8%
Apple, Inc.	1,261	213,399
Applied Materials, Inc.	3,890	198,857
Arrow Electronics, Inc. (b)	100	8,041
Autodesk, Inc. (b)	720	75,478

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Information Technology - 8.8% (Continued)
Booz Allen Hamilton Holding Corp.	5,049	$192,518
Cisco Systems, Inc.	28,082	1,075,541
Cognizant Technology Solutions Corp. - Class A	14,664	1,041,438
Dolby Laboratories, Inc. - Class A	220	13,640
eBay, Inc. (b)	9,640	363,814
Hewlett Packard Enterprise Co.	95,119	1,365,909
Intel Corp.	15,322	707,264
Jabil, Inc.	300	7,875
Juniper Networks, Inc.	5,344	152,304
Marvell Technology Group Ltd.	15,770	338,582
Micro Focus International plc - ADR (b)	13,062	438,753
Micron Technology, Inc. (b)	5,484	225,502
Microsemi Corp. (b)	100	5,165
Microsoft Corp.	10,049	859,591
NetApp, Inc.	4,055	224,323
Oracle Corp.	55,115	2,605,836
QUALCOMM, Inc.	28,701	1,837,437
Seagate Technology plc (a)	8,212	343,590
Synopsys, Inc. (b)	2,629	224,096
TE Connectivity Ltd.	7,736	735,230
Teradyne, Inc.	4,915	205,791
Trimble, Inc. (b)	5,410	219,862
Vishay Intertechnology, Inc.	4	83
Western Digital Corp.	3,580	284,717
		13,964,636
Materials - 2.8%
Air Products & Chemicals, Inc.	790	129,623
Albemarle Corp.	750	95,918
Alcoa Corp.	100	5,387
AptarGroup, Inc.	2,451	211,472
Avery Dennison Corp.	480	55,133
Bemis Company, Inc.	1,881	89,893
Cabot Corp.	1,445	88,998
Celanese Corp. - Series A	1,524	163,190
Domtar Corp.	40	1,981
DowDuPont, Inc.	31,800	2,264,795

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Materials - 2.8% (Continued)
Eastman Chemical Co.	2,025	$187,596
Freeport-McMoRan, Inc. (b)	16,740	317,391
Newmont Mining Corp.	7,393	277,385
Praxair, Inc.	620	95,902
Sonoco Products Co.	3,903	207,405
Southern Copper Corp. (a)	336	15,943
Tahoe Resources, Inc. (a)	17,000	81,430
W.R. Grace & Co.	10	701
Westlake Chemical Corp.	1,070	113,987
		4,404,130
Real Estate - 1.7%
American Homes 4 Rent - Class A	9,440	206,170
AvalonBay Communities, Inc.	1,170	208,740
Camden Property Trust	720	66,283
CBRE Group, Inc. - Class A (b)	560	24,254
Columbia Property Trust, Inc.	8,440	193,698
DCT Industrial Trust, Inc.	759	44,614
EPR Properties (a)	440	28,802
Equity Residential	3,560	227,021
HCP, Inc.	26,200	683,295
Highwoods Properties, Inc.	3,426	174,418
Hospitality Properties Trust	10,270	306,559
Liberty Property Trust	2,616	112,514
Park Hotels & Resorts, Inc.	7,460	214,475
Quality Care Properties, Inc. (b)	1,517	20,950
Retail Properties of America, Inc. - Class A	16,540	222,298
Sun Communities, Inc.	15	1,392
		2,735,483
Telecommunication Services - 2.3%
AT&T, Inc.	48,020	1,867,017
Telephone & Data Systems, Inc.	1,771	49,234
Verizon Communications, Inc.	34,460	1,823,968
		3,740,219
Utilities - 3.0%
Aqua America, Inc.	2,110	82,775
Avangrid, Inc.	14,430	729,869

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Utilities - 3.0% (Continued)
CenterPoint Energy, Inc.	10,718	$303,962
Dominion Energy, Inc.	155	12,564
DTE Energy Co.	1,017	111,321
Edison International	8,897	562,646
Entergy Corp.	14,020	1,141,089
Eversource Energy	1,235	78,027
Hawaiian Electric Industries, Inc. (a)	12,965	468,685
National Fuel Gas Co. (a)	710	38,986
NextEra Energy, Inc.	350	54,667
NRG Energy, Inc.	8,680	247,206
PG&E Corp.	10,861	486,900
PPL Corp.	2,480	76,756
Vectren Corp.	4,911	319,313
Vistra Energy Corp. (a) (b)	770	14,106
		4,728,872

Total Common Stocks (Cost $117,991,953)		$155,199,096

RIGHTS - 0.0% (c)	Shares	Value
Safeway CVR - Casa Ley (d)	1,118	$1,135
Safeway CVR - PDC (d)	1,118	0
Total Rights (Cost $-)		$1,135

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 2.0%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (e)	3,055,851	$3,055,851
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.09% (e) (f)	127,466	127,466
Total Money Market Funds (Cost $3,183,317)		$3,183,317

Total Investments at Value - 99.9% (Cost $121,175,270)		$158,383,548

Other Assets in Excess of Liabilities - 0.1%		86,264

Net Assets - 100.0%		$158,469,812

(a)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $5,439,871 (Note 7).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $1,135 at December 31, 2017, representing 0.0% (c) of net assets (Note 2).
(e)	The rate shown is the 7-day effective yield as of December 31, 2017.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $127,466. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,448,268 (Note 7).

ADR - American Depositary Receipt.

CVR - Contingent Value Right.

Ltd. - Limited.

plc - Public Limited Company.

See accompanying notes to financial statements.

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2017

COMMON STOCKS - 97.4%	Shares	Value
Consumer Discretionary - 9.8%
BJ's Restaurants, Inc.	25	$910
Bridgepoint Education, Inc. (a)	252	2,092
Camping World Holdings, Inc. - Class A	2,129	95,230
Capella Education Co.	515	39,861
Cavco Industries, Inc. (a)	255	38,913
Children's Place, Inc. (The) (b)	317	46,076
Columbia Sportswear Co.	150	10,782
Cooper-Standard Holdings, Inc. (a)	480	58,800
Culp, Inc.	226	7,571
Dana, Inc.	365	11,684
Dave & Buster's Entertainment, Inc. (a)	2,205	121,650
Deckers Outdoor Corp. (a)	790	63,398
Denny's Corp. (a)	714	9,453
Dorman Products, Inc. (a)	1,316	80,460
Entravision Communications Corp. - Class A	1,195	8,544
Five Below, Inc. (a) (b)	913	60,550
Fox Factory Holding Corp. (a)	25	971
Francesca's Holdings Corp. (a)	3,410	24,927
Grand Canyon Education, Inc. (a)	1,789	160,168
Groupon, Inc. (a)	6,510	33,201
Horizon Global Corp. (a)	270	3,785
Installed Building Products, Inc. (a) (b)	150	11,393
Jack in the Box, Inc.	360	35,320
KB Home (b)	2,440	77,958
Kirkland's, Inc. (a)	1,290	15,435
La-Z-Boy, Inc.	1,055	32,916
LCI Industries	4,877	634,010
Liberty Tax, Inc.	210	2,310
Lindblad Expeditions Holdings, Inc. (a) (b)	1,765	17,279
M/I Homes, Inc. (a)	1,715	58,996
Malibu Boats, Inc. - Class A (a)	2,245	66,744
Marriott Vacations Worldwide Corp.	120	16,225
MCBC Holdings, Inc. (a)	965	21,442
MDC Holdings, Inc.	2,829	90,189
Monarch Casino & Resort, Inc. (a)	10	448

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Discretionary - 9.8% (Continued)
New York Times Co. (The) - Class A	3,130	$57,905
Nexstar Media Group, Inc. - Class A (b)	290	22,678
Nutrisystem, Inc.	1,640	86,264
Papa John's International, Inc. (b)	1,895	106,328
Penn National Gaming, Inc. (a)	810	25,377
Pinnacle Entertainment, Inc. (a)	3,600	117,828
Planet Fitness, Inc. - Class A (a)	870	30,128
Red Rock Resorts, Inc. - Class A	90	3,037
Ruth's Hospitality Group, Inc. (b)	115	2,490
Scientific Games Corp. - Class A (a)	2,230	114,399
Shiloh Industries, Inc. (a)	2,085	17,097
Shutterfly, Inc. (a)	120	5,970
Sleep Number Corporation (a) (b)	1,100	41,349
Sonic Corp. (b)	10,335	284,006
Sotheby's (a)	545	28,122
Standard Motor Products, Inc.	2,515	112,949
Steven Madden Ltd. (a)	23,377	1,091,707
Stoneridge, Inc. (a)	1,000	22,860
Strayer Education, Inc. (b)	70	6,271
Taylor Morrison Home Corp. - Class A (a)	6,945	169,943
Tenneco, Inc.	125	7,318
Texas Roadhouse, Inc.	1,145	60,319
Tile Shop Holdings, Inc.	690	6,624
TopBuild Corp. (a)	3,067	232,294
tronc, Inc. (a)	490	8,619
William Lyon Homes - Class A (a)	70	2,036
Winmark Corp.	330	42,702
Winnebago Industries, Inc.	320	17,792
Wolverine World Wide, Inc.	115	3,666
		4,687,769
Consumer Staples - 5.8%
Calavo Growers, Inc. (b)	12,306	1,038,626
Central Garden & Pet Co. - Class A (a)	1,695	63,918
e.l.f. Beauty, Inc. (a) (b)	8,141	181,626
Inter Parfums, Inc.	16,205	704,106
J & J Snack Foods Corp.	3,360	510,149

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Staples - 5.8% (Continued)
Medifast, Inc.	850	$59,339
National Beverage Corp. (b)	1,340	130,570
Performance Food Group Co. (a)	747	24,726
Primo Water Corp. (a)	4,800	60,336
		2,773,396
Energy - 3.1%
Adams Resources & Energy, Inc.	50	2,175
Bonanza Creek Energy, Inc. (a)	369	10,181
Callon Petroleum Co. (a) (b)	32,845	399,067
Carrizo Oil & Gas, Inc. (a) (b)	930	19,790
Energy XXI Gulf Coast, Inc. (a)	1,778	10,206
Matador Resources Co. (a)	2,000	62,260
SRC Energy, Inc. (a) (b)	10,155	86,622
U.S. Silica Holdings, Inc. (b)	3,780	123,077
WildHorse Resource Development Corp. (a) (b)	41,990	773,035
		1,486,413
Financials - 8.8%
Atlantic Capital Bancshares, Inc. (a)	1,360	23,936
Atlas Financial Holdings, Inc. (a) (b)	1,095	22,502
Banc of California, Inc. (b)	51,510	1,063,682
Bank of N.T. Butterfield & Son Ltd. (The)	370	13,427
CenterState Bank Corp. (b)	17,699	455,395
Central Pacific Financial Corp.	935	27,891
Charter Financial Corp.	896	15,716
County Bancorp, Inc.	105	3,125
Eagle Bancorp, Inc. (a)	433	25,071
Equity Bancshares, Inc. - Class A (a)	1,235	43,731
Essent Group Ltd. (a)	5,485	238,159
Evercore, Inc. - Class A	1,435	129,149
First Connecticut Bancorp, Inc.	1,082	28,294
First Financial Northwest, Inc.	220	3,412
First Foundation, Inc. (a)	395	7,323
GAIN Capital Holdings, Inc. (b)	2,365	23,650
Hallmark Financial Services, Inc. (a)	100	1,043
HCI Group, Inc.	1,695	50,681
Investment Technology Group, Inc.	470	9,048

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 8.8% (Continued)
LegacyTexas Financial Group, Inc.	18,945	$799,668
Maiden Holdings Ltd.	460	3,036
Marlin Business Services Corp.	450	10,080
Meridian Bancorp, Inc.	115	2,369
Meta Financial Group, Inc.	305	28,258
Moelis & Co. - Class A	2,610	126,585
National General Holdings Corp.	115	2,259
Old Line Bancshares, Inc.	360	10,598
Piper Jaffray Cos.	270	23,288
Preferred Bank	635	37,325
Pzena Investment Management, Inc. - Class A	4,505	48,068
RBB Bancorp	140	3,832
Regional Management Corp. (a)	335	8,814
ServisFirst Bancshares, Inc.	315	13,073
Silvercrest Asset Management Group, Inc. - Class A	441	7,078
South State Corp.	3,970	345,986
Texas Capital Bancshares, Inc. (a)	910	80,899
Third Point Reinsurance Ltd. (a)	5,665	82,992
Universal Insurance Holdings, Inc.	3,530	96,545
Veritex Holdings, Inc. (a)	9,520	262,657
Walker & Dunlop, Inc. (a)	405	19,238
Waterstone Financial, Inc.	785	13,384
Western New England Bancorp, Inc.	830	9,047
		4,220,314
Health Care - 21.8%
Acorda Therapeutics, Inc. (a) (b)	2,150	46,118
Addus HomeCare Corp. (a)	910	31,668
Akebia Therapeutics, Inc. (a)	3,135	46,617
Alder Biopharmaceuticals, Inc. (a) (b)	1,395	15,973
Amedisys, Inc. (a)	3,405	179,479
Anika Therapeutics, Inc. (a)	1,135	61,188
Avexis, Inc. (a) (b)	145	16,047
BioSpecifics Technologies Corp. (a)	550	23,832
BioTelemetry, Inc. (a) (b)	970	29,003
Bluebird Bio, Inc. (a) (b)	495	88,160
Calithera Biosciences, Inc. (a)	60	501

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 21.8% (Continued)
Cambrex Corp. (a)	17,089	$820,272
Cantel Medical Corp.	6,565	675,343
Cardiovascular Systems, Inc. (a)	770	18,241
Catalent, Inc. (a)	3,169	130,183
Chemed Corp. (b)	710	172,544
ChemoCentryx, Inc. (a) (b)	3,058	18,195
Clovis Oncology, Inc. (a) (b)	1,030	70,040
Corcept Therapeutics, Inc. (a) (b)	6,439	116,288
CorVel Corp. (a) (b)	3,009	159,176
Cotiviti Holdings, Inc. (a)	13,139	423,207
Cytokinetics, Inc. (a)	1,799	14,662
CytomX Therapeutics, Inc. (a) (b)	1,265	26,704
Emergent BioSolutions, Inc. (a)	2,625	121,984
Enzo Biochem, Inc. (a)	340	2,771
Exact Sciences Corp. (a) (b)	3,058	160,667
Exelixis, Inc. (a)	520	15,808
FibroGen, Inc. (a) (b)	110	5,214
Genomic Health, Inc. (a)	2,135	73,017
Haemonetics Corp. (a)	1,700	98,736
Halozyme Therapeutics, Inc. (a) (b)	3,805	77,089
HealthEquity, Inc. (a) (b)	965	45,027
HealthSouth Corp.	1,530	75,597
Heska Corp. (a)	2,870	230,203
Innoviva, Inc. (a) (b)	7,435	105,503
Inogen, Inc. (a)	1,240	147,659
Insulet Corp. (a)	430	29,670
Ironwood Pharmaceuticals, Inc. (a) (b)	970	14,540
Lantheus Holdings, Inc. (a)	1,885	38,548
LeMaitre Vascular, Inc.	7,450	237,208
LHC Group, Inc. (a)	930	56,963
Ligand Pharmaceuticals, Inc. (a) (b)	100	13,693
Loxo Oncology, Inc. (a) (b)	120	10,102
Magellan Health, Inc. (a)	615	59,378
Masimo Corp. (a)	2,425	205,640
Medidata Solutions, Inc. (a) (b)	8,705	551,636
Meridian Bioscience, Inc.	3,025	42,350

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 21.8% (Continued)
Merit Medical Systems, Inc. (a)	810	$34,992
Molina Healthcare, Inc. (a) (b)	1,680	128,822
Natera, Inc. (a)	553	4,971
Nektar Therapeutics (a) (b)	2,430	145,120
Neogen Corp. (a)	4,285	352,270
NuVasive, Inc. (a)	70	4,094
OraSure Technologies, Inc. (a)	220	4,149
Orthofix International N.V. (a)	660	36,102
Phibro Animal Health Corp. - Class A	3,275	109,713
Portola Pharmaceuticals, Inc. (a)	285	13,874
PRA Health Sciences, Inc. (a)	14,820	1,349,657
Prestige Brands Holdings, Inc. (a)	13,800	612,857
Providence Service Corp. (The) (a)	2,435	144,493
Puma Biotechnology, Inc. (a)	80	7,908
Quidel Corp. (a)	810	35,114
Repligen Corp. (a) (b)	17,489	634,500
Sage Therapeutics, Inc. (a) (b)	250	41,178
Sangamo Therapeutics, Inc. (a) (b)	185	3,034
Sarepta Therapeutics, Inc. (a) (b)	20	1,113
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	955	17,142
Supernus Pharmaceuticals, Inc. (a) (b)	13,560	540,366
Syndax Pharmaceuticals, Inc. (a)	2,136	18,711
Tabula Rasa HealthCare, Inc. (a)	14,792	414,916
Tivity Health, Inc. (a) (b)	2,175	79,496
Triple-S Management Corp. - Class B (a)	1,925	47,836
Vanda Pharmaceuticals, Inc. (a)	1,730	26,296
Versartis, Inc. (a)	736	1,619
Vocera Communications, Inc. (a)	520	15,714
Xencor, Inc. (a) (b)	1,063	23,301
		10,451,802
Industrials - 18.6%
Air Transport Services Group, Inc. (a)	1,625	37,603
American Woodmark Corp. (a)	1,406	183,132
Applied Industrial Technologies, Inc.	2,625	178,763
ARC Document Solutions, Inc. (a)	2,805	7,153
ArcBest Corp.	555	19,841

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 18.6% (Continued)
Argan, Inc.	2,491	$112,095
Atkore International Group, Inc. (a)	1,230	26,384
Barrett Business Services, Inc.	1,570	101,249
Beacon Roofing Supply, Inc. (a)	100	6,376
Brady Corp. - Class A	1,110	42,069
Brink's Co. (The)	1,390	109,393
Builders FirstSource, Inc. (a)	510	11,113
CAI International, Inc. (a)	2,594	73,462
Casella Waste Systems, Inc. - Class A (a)	1,555	35,796
Comfort Systems USA, Inc.	2,630	114,800
Commercial Vehicle Group, Inc. (a)	8,908	95,227
Continental Building Products, Inc. (a)	3,530	99,370
CSW Industrials, Inc. (a)	680	31,246
DXP Enterprises, Inc. (a)	150	4,436
EMCOR Group, Inc.	1,675	136,931
EnerSys	1,490	103,748
EnPro Industries, Inc.	785	73,405
Exponent, Inc.	1,193	84,822
Forward Air Corp.	1,660	95,350
Gibraltar Industries, Inc. (a) (b)	115	3,795
Gorman-Rupp Co. (The)	507	15,823
Granite Construction, Inc.	2,375	150,646
Harsco Corp. (a)	2,321	43,287
Hawaiian Holdings, Inc.	4,390	174,942
Heritage-Crystal Clean, Inc. (a)	205	4,459
Herman Miller, Inc.	285	11,414
Hudson Technologies, Inc. (a) (b)	3,435	20,850
Insperity, Inc.	1,090	62,512
Insteel Industries, Inc.	15,547	440,290
Interface, Inc.	2,120	53,318
JELD-WEN Holdings, Inc. (a)	3,330	131,102
Kadant, Inc.	778	78,111
Kennametal, Inc.	3,840	185,894
Kimball International, Inc. - Class B	1,950	36,407
Knoll, Inc.	28,775	662,976
Kornit Digital Ltd. (a) (b)	12,543	202,568

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 18.6% (Continued)
Kratos Defense & Security Solutions, Inc. (a) (b)	1,060	$11,225
Lydall, Inc. (a)	690	35,018
MasTec, Inc. (a)	3,070	150,277
Mercury Systems, Inc. (a)	9,550	490,393
Milacron Holdings Corp. (a)	1,720	32,921
Miller Industries, Inc.	265	6,837
Mistras Group, Inc. (a)	520	12,204
Mueller Industries, Inc.	858	30,399
Multi-Color Corp.	140	10,479
MYR Group, Inc. (a)	1,471	52,559
Navistar International Corp. (a)	630	27,014
NCI Building Systems, Inc. (a)	111	2,142
Orion Group Holdings, Inc. (a)	2,395	18,753
Patrick Industries, Inc. (a)	817	56,741
PGT Innovations, Inc. (a)	24,540	413,498
Ply Gem Holdings, Inc. (a)	2,210	40,885
Quad/Graphics, Inc. (b)	3,425	77,405
Saia, Inc. (a)	16,040	1,134,830
Simpson Manufacturing Co., Inc.	1,415	81,235
SiteOne Landscape Supply, Inc. (a) (b)	11,791	904,369
SPX Corp. (a)	1,328	41,686
SPX FLOW, Inc. (a)	450	21,398
Standex International Corp.	470	47,870
Steelcase, Inc. - Class A	520	7,904
Sterling Construction Co., Inc. (a)	2,230	36,304
TPI Composites, Inc. (a)	2,230	45,626
Trex Co., Inc. (a)	725	78,583
TriNet Group, Inc. (a)	1,765	78,260
TrueBlue, Inc. (a)	980	26,950
Tutor Perini Corp. (a) (b)	680	17,238
Vectrus, Inc. (a)	735	22,675
Wabash National Corp.	1,025	22,243
WageWorks, Inc. (a)	12,250	759,501
Willis Lease Finance Corp. (a)	95	2,372
Woodward, Inc.	545	41,714

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 18.6% (Continued)
YRC Worldwide, Inc. (a)	1,535	$22,073
		8,923,739
Information Technology - 23.0%
A10 Networks, Inc. (a) (b)	4,290	33,119
ADTRAN, Inc.	2,280	44,118
Advanced Energy Industries, Inc. (a)	2,650	178,822
Alarm.com Holdings, Inc. (a)	100	3,775
Alpha & Omega Semiconductor Ltd. (a)	229	3,746
Amber Road, Inc. (a)	1,000	7,340
Amkor Technology, Inc. (a)	2,130	21,407
Aspen Technology, Inc. (a)	210	13,902
Axcelis Technologies, Inc. (a)	115	3,301
Badger Meter, Inc.	460	21,988
Box, Inc. - Class A (a)	9,506	200,767
Brightcove, Inc. (a)	250	1,775
BroadSoft, Inc. (a) (b)	9,038	496,186
Brooks Automation, Inc.	2,155	51,397
Cabot Microelectronics Corp.	5,420	509,914
Carbonite, Inc. (a) (b)	115	2,887
Care.com, Inc. (a)	4,200	75,768
Cass Information Systems, Inc.	976	56,813
CEVA, Inc. (a)	11,189	516,371
ChannelAdvisor Corp. (a)	1,795	16,155
Cirrus Logic, Inc. (a)	3,730	193,438
CommVault Systems, Inc. (a)	475	24,938
Cornerstone OnDemand, Inc. (a) (b)	2,968	104,859
CSG Systems International, Inc.	1,350	59,157
Daktronics, Inc.	1,420	12,965
DHI Group, Inc. (a)	115	219
Ellie Mae, Inc. (a) (b)	4,718	421,789
Entegris, Inc.	2,585	78,713
Envestnet, Inc. (a)	190	9,472
EPAM Systems, Inc. (a)	1,205	129,453
ePlus, Inc. (a)	15	1,128
Euronet Worldwide, Inc. (a)	830	69,944
Everi Holdings, Inc. (a)	7,437	56,075

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 23.0% (Continued)
EVERTEC, Inc.	1,475	$20,134
ExlService Holdings, Inc. (a)	1,553	93,724
Extreme Networks, Inc. (a) (b)	6,190	77,498
Fabrinet (a) (b)	715	20,521
Fair Isaac Corp.	566	86,711
Five9, Inc. (a)	6,517	162,142
Hackett Group, Inc. (The)	1,034	16,244
HubSpot, Inc. (a)	280	24,752
Ichor Holdings Ltd. (a)	1,595	39,237
Imperva, Inc. (a)	2,735	108,580
Information Services Group, Inc. (a)	2,175	9,070
Inphi Corp. (a) (b)	10,665	390,339
Insight Enterprises, Inc. (a)	2,765	105,872
Instructure, Inc. (a)	1,055	34,921
InterDigital, Inc.	100	7,615
Intevac, Inc. (a)	3,525	24,146
Itron, Inc. (a)	350	23,870
KEMET Corp. (a)	7,647	115,163
LogMeIn, Inc.	305	34,923
Lumentum Holdings, Inc. (a) (b)	825	40,343
MAXIMUS, Inc.	9,615	688,241
MaxLinear, Inc. (a)	16,190	427,740
Methode Electronics, Inc.	1,010	40,501
Microsemi Corp. (a)	445	22,984
MINDBODY, Inc. - Class A (a) (b)	19,067	580,589
MKS Instruments, Inc.	2,020	190,890
Nanometrics, Inc. (a)	2,885	71,894
NIC, Inc.	1,720	28,552
NVE Corp.	912	78,432
OSI Systems, Inc. (a) (b)	430	27,683
Paylocity Holding Corp. (a)	340	16,034
PCM, Inc. (a) (b)	1,185	11,732
Pegasystems, Inc. (b)	21,069	993,403
Plantronics, Inc.	1,410	71,036
Plexus Corp. (a)	314	19,066
Progress Software Corp.	2,815	119,835

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 23.0% (Continued)
Q2 Holdings, Inc. (a)	584	$21,520
Qualys, Inc. (a)	16,531	981,115
Rapid7, Inc. (a)	1,405	26,217
RealPage, Inc. (a) (b)	2,000	88,600
RingCentral, Inc. - Class A (a)	650	31,460
Rogers Corp. (a)	85	13,763
Science Applications International Corp.	190	14,548
Semtech Corp. (a)	670	22,914
Silicon Laboratories, Inc. (a)	4,315	381,015
SPS Commerce, Inc. (a)	555	26,967
Stamps.com, Inc. (a)	350	65,800
Syntel, Inc. (a)	200	4,598
Take-Two Interactive Software, Inc. (a)	672	73,772
Tech Data Corp. (a)	405	39,678
TeleTech Holdings, Inc.	693	27,893
TTM Technologies, Inc. (a)	3,275	51,319
Ultra Clean Holdings, Inc. (a) (b)	5,890	136,000
Varonis Systems, Inc. (a)	2,247	109,092
WNS Holdings Ltd. - ADR (a)	12,797	513,544
XO Group, Inc. (a)	4,469	82,498
Yelp, Inc. (a)	1,935	81,193
Zix Corp. (a)	10,878	47,646
		11,087,270
Materials - 4.1%
AdvanSix, Inc. (a)	577	24,274
American Vanguard Corp.	1,360	26,724
Century Aluminum Co. (a) (b)	1,155	22,684
Coeur Mining, Inc. (a)	565	4,238
Greif, Inc. - Class A	770	46,647
H.B. Fuller Co.	135	7,272
Ingevity Corp. (a)	1,975	139,178
Innophos Holdings, Inc.	1,235	57,712
Kaiser Aluminum Corp.	835	89,219
KMG Chemicals, Inc.	785	51,873
Koppers Holdings, Inc. (a)	1,830	93,147
Kraton Corp. (a)	125	6,021

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Materials - 4.1% (Continued)
Kronos Worldwide, Inc.	4,342	$111,893
Louisiana-Pacific Corp. (a)	9,280	243,693
Minerals Technologies, Inc.	15	1,033
Myers Industries, Inc.	3,920	76,440
Neenah Paper, Inc.	79	7,161
Quaker Chemical Corp.	4,750	716,253
Sensient Technologies Corp.	530	38,770
Trinseo S.A. (b)	2,960	214,896
		1,979,128
Real Estate - 0.9%
CareTrust REIT, Inc. (b)	580	9,721
Forestar Group, Inc. (a) (b)	595	13,090
GEO Group, Inc. (The)	910	21,476
LTC Properties, Inc.	40	1,742
MedEquities Realty Trust, Inc.	1,900	21,318
Potlatch Corp. (b)	1,020	50,898
PS Business Parks, Inc.	660	82,559
RMR Group, Inc./The - Class A	710	42,103
Sabra Health Care REIT, Inc.	9,835	184,603
		427,510
Telecommunication Services - 1.1%
Boingo Wireless, Inc. (a)	2,300	51,750
Cogent Communications Holdings, Inc.	9,605	435,106
IDT Corp. - Class B	1,405	14,893
ORBCOMM, Inc. (a)	320	3,258
Vonage Holdings Corp. (a)	2,610	26,544
		531,551
Utilities - 0.4%
MGE Energy, Inc.	1,110	70,041
Ormat Technologies, Inc.	1,640	104,894
		174,935

Total Common Stocks (Cost $36,852,914)		$46,743,827

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

RIGHTS – 0.0% (c)	Shares	Value
Dyax Corp. (b) (d) (Cost $-)	860	$0

MONEY MARKET FUNDS - 10.4%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (e)	1,624,978	$1,624,978
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.09% (e) (f)	3,365,468	3,365,468
Total Money Market Funds (Cost $4,990,446)		$4,990,446

Total Investments at Value - 107.8% (Cost $41,843,360)		$51,734,273

Liabilities in Excess of Other Assets - (7.8%)		(3,749,822)

Net Assets - 100.0%		$47,984,451

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $10,257,245 (Note 7).
(c)	Percentage rounds to less than 0.1%.
(d)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 at December 31, 2017, representing 0.0% (c) of net assets (Note 2).
(e)	The rate shown is the 7-day effective yield as of December 31, 2017.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $3,365,468. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,237,842 (Note 7).

ADR - American Depositary Receipt.

Ltd. - Limited.

See accompanying notes to financial statements.

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2017

COMMON STOCKS - 98.1%	Shares	Value
Consumer Discretionary - 11.8%
Aaron's, Inc.	5,491	$218,816
Abercrombie & Fitch Co. - Class A (a)	4,534	79,028
American Eagle Outfitters, Inc.	4,642	87,270
American Public Education, Inc. (b)	1,314	32,916
Barnes & Noble Education, Inc. (a) (b)	1,676	13,810
Barnes & Noble, Inc.	3,138	21,025
Beazer Homes USA, Inc. (b)	2,660	51,099
BMC Stock Holdings, Inc. (b)	4,310	109,043
Bridgepoint Education, Inc. (b)	200	1,660
Career Education Corp. (b)	1,210	14,617
Century Casinos, Inc. (b)	1,020	9,313
Chico's FAS, Inc. (a)	6,209	54,763
Citi Trends, Inc.	230	6,086
Dana, Inc.	118	3,777
Deckers Outdoor Corp. (b)	4,299	344,995
Del Taco Restaurants, Inc. (b)	200	2,424
Denny's Corp. (b)	514	6,805
DSW, Inc. - Class A (a)	3,636	77,847
Ethan Allen Interiors, Inc.	100	2,860
Express, Inc. (b)	129	1,309
Flexsteel Industries, Inc. (a)	754	35,272
Fred's, Inc. - Class A (a)	20,525	83,126
FTD Companies, Inc. (b)	2,010	14,452
Gannett Company, Inc.	2,860	33,147
G-III Apparel Group Ltd. (b)	1,890	69,722
Guess?, Inc.	2,520	42,538
Hibbett Sports, Inc. (b)	680	13,872
Hooker Furniture Corp.	14,777	627,284
K12, Inc. (b)	126	2,003
KB Home (a)	2,816	89,971
Kirkland's, Inc. (b)	3,196	38,240
La-Z-Boy, Inc.	1,032	32,198
M/I Homes, Inc. (b)	1,130	38,872
MDC Holdings, Inc.	584	18,618
Motorcar Parts of America, Inc. (b)	700	17,493

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Consumer Discretionary - 11.8% (Continued)
Movado Group, Inc. (a)	2,046	$65,881
MSG Networks, Inc. - Class A (b)	630	12,758
New Home Co., Inc. (The) (b)	886	11,102
New York Times Co. (The) - Class A	7,459	137,992
Office Depot, Inc.	6,700	23,718
Penn National Gaming, Inc. (b)	1,690	52,948
Pinnacle Entertainment, Inc. (b)	4,490	146,957
Scholastic Corp.	4,429	177,647
Shiloh Industries, Inc. (b)	2,499	20,492
Shoe Carnival, Inc.	1,464	39,162
Standard Motor Products, Inc.	906	40,688
Stoneridge, Inc. (b)	19,013	434,637
Strayer Education, Inc. (a)	237	21,230
Superior Industries International, Inc.	1,130	16,781
Taylor Morrison Home Corp. - Class A (b)	17,550	429,449
Tilly's, Inc. - Class A	2,562	37,815
TRI Pointe Group, Inc. (a) (b)	43,796	784,824
Vera Bradley, Inc. (b)	940	11,449
		4,761,801
Consumer Staples - 2.8%
Central Garden & Pet Co. - Class A (b)	1,729	65,201
Dean Foods Co.	2,460	28,438
John B. Sanfilippo & Son, Inc. (a)	3,974	251,355
Landec Corp. (b)	41,105	517,922
Sanderson Farms, Inc. (a)	110	15,266
Seneca Foods Corp. - Class A (b)	360	11,070
SpartanNash Co.	340	9,071
TreeHouse Foods, Inc. (b)	2,199	108,763
United Natural Foods, Inc. (b)	1,120	55,183
Universal Corp.	1,526	80,115
		1,142,384
Energy - 8.2%
Archrock, Inc.	3,518	36,939
Callon Petroleum Co. (a) (b)	120	1,458
Carrizo Oil & Gas, Inc. (a) (b)	41,555	884,290
Contango Oil & Gas Co. (a) (b)	1,380	6,500

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Energy - 8.2% (Continued)
Delek US Holdings, Inc.	3,064	$107,056
Energy XXI Gulf Coast, Inc. (b)	13,537	77,702
Era Group, Inc. (b)	743	7,987
Exterran Corp. (b)	1,593	50,084
Geospace Technologies Corp. (a) (b)	401	5,201
Helix Energy Solutions Group, Inc. (b)	1,258	9,485
McDermott International, Inc. (b)	16,673	109,709
Midstates Petroleum Co., Inc. (b)	1,904	31,568
Newpark Resources, Inc. (b)	4,414	37,960
Oasis Petroleum, Inc. (b)	6,688	56,246
Overseas Shipholding Group, Inc. - Class A (a) (b)	26,637	72,985
PDC Energy, Inc. (b)	15,396	793,510
Peabody Energy Corp. (b)	3,769	148,386
PHI, Inc. (b)	8,206	94,943
Renewable Energy Group, Inc. (a) (b)	10,446	123,263
SandRidge Energy, Inc. (a) (b)	2,631	55,435
SRC Energy, Inc. (a) (b)	51,302	437,606
U.S. Silica Holdings, Inc. (a)	3,470	112,984
Ultra Petroleum Corp. (a) (b)	810	7,339
Unit Corp. (a) (b)	946	20,812
		3,289,448
Financials - 28.8%
American Equity Investment Life Holding Co.	5,607	172,303
Ameris Bancorp	8,675	418,135
Anworth Mortgage Asset Corp.	17,653	96,032
Argo Group International Holdings Ltd.	1,656	102,092
Arrow Financial Corp.	553	18,774
Aspen Insurance Holdings Ltd.	12,580	510,747
B. Riley Financial, Inc. (a)	6,010	108,781
Baldwin & Lyons, Inc. - Class B	2,443	58,510
Bancorp, Inc. (The) (b)	6,695	66,147
BancorpSouth Bank	1,510	47,490
Bank Mutual Corp.	2,722	28,989
Bank of N.T. Butterfield & Son Ltd. (The)	18,575	674,087
BankFinancial Corp.	587	9,005
BankUnited, Inc.	5,875	239,230

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Financials - 28.8% (Continued)
Banner Corp.	3,775	$208,078
Beneficial Bancorp, Inc.	1,354	22,273
Berkshire Hills Bancorp, Inc.	2,139	78,287
Capitol Federal Financial, Inc.	10,519	141,060
Carolina Financial Corp.	1,095	40,679
Cathay General Bancorp	496	20,916
CenterState Bank Corp. (a)	2,655	68,313
Central Pacific Financial Corp.	1,319	39,346
Charter Financial Corp.	3,244	56,900
Citizens & Northern Corp. (a)	453	10,872
City Holding Co.	699	47,162
Clifton Bancorp, Inc.	4,213	72,042
CNO Financial Group, Inc.	5,433	134,141
Community Bank System, Inc. (a)	340	18,275
Customers Bancorp, Inc. (b)	3,171	82,414
Dime Community Bancshares, Inc.	4,714	98,758
Donegal Group, Inc. - Class A	2,265	39,185
Dynex Capital, Inc.	12,487	87,534
Eagle Bancorp, Inc. (b)	3,053	176,769
Employers Holdings, Inc.	608	26,995
Enterprise Financial Services Corp.	1,557	70,299
EZCORP, Inc. - Class A (a) (b)	9,261	112,984
FBL Financial Group, Inc. - Class A	1,842	128,295
FCB Financial Holdings, Inc. - Class A (b)	1,140	57,912
Federated National Holding Co.	1,547	25,634
First BanCorp. (b)	27,860	142,086
First Busey Corp.	3,876	116,047
First Citizens BancShares, Inc. - Class A	307	123,721
First Financial Bancorp	2,343	61,738
First Financial Corp.	886	40,180
First Horizon National Corp. (a)	9,692	193,752
First Internet Bancorp	189	7,210
Flagstar Bancorp, Inc. (b)	4,167	155,929
Flushing Financial Corp.	1,183	32,533
GAMCO Investors, Inc. - Class A	433	12,838
Genworth Financial, Inc. - Class A (b)	32,455	100,935

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Financials - 28.8% (Continued)
Glacier Bancorp, Inc. (a)	1,132	$44,589
Global Indemnity Ltd. (b)	1,664	69,921
Greenlight Capital Re Ltd. - Class A (a) (b)	5,816	116,902
Hallmark Financial Services, Inc. (b)	5,511	57,480
Hancock Holding Co.	121	5,990
Hanmi Financial Corp.	1,093	33,173
HCI Group, Inc.	1,640	49,036
Heritage Financial Corp.	2,855	87,934
Hilltop Holdings, Inc. (a)	9,030	228,730
HomeStreet, Inc. (a) (b)	19,476	563,831
Hope Bancorp, Inc.	18,660	340,545
Independent Bank Corp.	1,923	42,979
Infinity Property & Casualty Corp.	1,020	108,120
Invesco Mortgage Capital, Inc.	1	18
Investment Technology Group, Inc.	1,465	28,201
LegacyTexas Financial Group, Inc.	2,645	111,645
MB Financial, Inc.	340	15,137
Mercantile Bank Corp.	1,348	47,679
Meridian Bancorp, Inc.	11,780	242,668
MGIC Investment Corp. (b)	13,885	195,917
MutualFirst Financial, Inc.	715	27,563
National Western Life Group, Inc. - Class A	536	177,427
Navigators Group, Inc. (The)	2,497	121,604
NBT Bancorp, Inc.	1,828	67,270
NMI Holdings, Inc. - Class A (b)	4,819	81,923
Northfield Bancorp, Inc.	5,627	96,109
OFG Bancorp (a)	7,693	72,314
Oritani Financial Corp. (a)	7,480	122,672
Orrstown Financial Services, Inc.	408	10,302
PacWest Bancorp	10,520	530,208
Provident Financial Holdings, Inc.	2,041	37,554
Pzena Investment Management, Inc. - Class A	7,986	85,211
Radian Group, Inc.	9,961	205,296
Republic Bancorp, Inc. - Class A	2,008	76,344
Resource Capital Corp. (a)	11,528	108,018
S&T Bancorp, Inc. (a)	1,377	54,818

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Financials - 28.8% (Continued)
Seacoast Banking Corp. of Florida (b)	1,007	$25,386
SI Financial Group, Inc.	1,656	24,343
Simmons First National Corp. - Class A (a)	770	43,967
Sterling Bancorp (a)	1,759	43,271
Territorial Bancorp, Inc.	3,330	102,797
Texas Capital Bancshares, Inc. (a) (b)	2,520	224,028
Third Point Reinsurance Ltd. (b)	11,878	174,013
TriState Capital Holdings, Inc. (b)	1,880	43,240
United Fire Group, Inc. (a)	1,302	59,345
Universal Insurance Holdings, Inc.	1,230	33,641
Washington Federal, Inc.	4,955	169,709
Waterstone Financial, Inc.	430	7,332
Western Alliance Bancorp (b)	15,030	851,000
Wintrust Financial Corp.	1,218	100,327
		11,569,941
Health Care - 3.1%
Acorda Therapeutics, Inc. (b)	610	13,085
Addus HomeCare Corp. (b)	189	6,577
AMAG Pharmaceuticals, Inc. (b)	100	1,325
Bluebird Bio, Inc. (a) (b)	245	43,634
Emergent BioSolutions, Inc. (b)	1,412	65,615
Exelixis, Inc. (b)	122	3,709
Globus Medical, Inc. - Class A (a) (b)	7,360	302,496
Haemonetics Corp. (b)	1,364	79,221
Halyard Health, Inc. (b)	1,568	72,410
Lantheus Holdings, Inc. (b)	1,299	26,565
LHC Group, Inc. (b)	846	51,818
LivaNova plc (b)	3,230	258,142
Magellan Health, Inc. (b)	615	59,378
Meridian Bioscience, Inc.	531	7,434
Myriad Genetics, Inc. (a) (b)	680	23,355
National HealthCare Corp.	978	59,599
Owens & Minor, Inc.	720	13,594
Retrophin, Inc. (a) (b)	161	3,392
Syndax Pharmaceuticals, Inc. (b)	31	272
Tivity Health, Inc. (a) (b)	2,111	77,157

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 3.1% (Continued)
Triple-S Management Corp. - Class B (b)	3,244	$80,613
		1,249,391
Industrials - 12.7%
AeroVironment, Inc. (a) (b)	100	5,616
Aircastle Ltd.	4,004	93,654
Albany International Corp. - Class A	10,365	636,929
Apogee Enterprises, Inc. (a)	4,470	204,413
Applied Industrial Technologies, Inc.	1,475	100,448
Astronics Corp. (b)	2,135	88,538
Atlas Air Worldwide Holdings, Inc. (a) (b)	2,755	161,581
Belden, Inc.	199	15,357
Brady Corp. - Class A	1,556	58,972
CAI International, Inc. (b)	5,596	158,478
Casella Waste Systems, Inc. - Class A (b)	723	16,643
Chart Industries, Inc. (a) (b)	1,858	87,066
Comfort Systems USA, Inc.	2,253	98,343
CSW Industrials, Inc. (b)	2,743	126,041
Curtiss-Wright Corp.	705	85,904
EMCOR Group, Inc.	1,827	149,358
EnerSys	7,197	501,127
Ennis, Inc.	8,487	176,106
Essendant, Inc.	3,659	33,919
Exponent, Inc.	443	31,497
Gencor Industries, Inc. (b)	2,499	41,358
Gibraltar Industries, Inc. (a) (b)	297	9,801
GP Strategies Corp. (b)	10,895	252,764
Graham Corp.	2,129	44,560
Harsco Corp. (b)	448	8,355
Hawaiian Holdings, Inc.	3,498	139,395
Heidrick & Struggles International, Inc.	1,349	33,118
Insteel Industries, Inc.	189	5,352
Interface, Inc.	3,378	84,957
Kelly Services, Inc. - Class A	3,785	103,217
Kennametal, Inc.	2,021	97,837
Kimball International, Inc. - Class B	1,608	30,021
Layne Christensen Co. (a) (b)	1,631	20,469

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 12.7% (Continued)
LSC Communications, Inc.	2,144	$32,482
LSI Industries, Inc.	1,784	12,274
Manitowoc Company, Inc. (The) (a) (b)	453	17,821
Meritor, Inc. (b)	2,360	55,366
Miller Industries, Inc.	895	23,091
Moog, Inc. - Class A (b)	557	48,375
MRC Global, Inc. (b)	5,519	93,381
Navistar International Corp. (b)	1,830	78,470
Orbital ATK, Inc.	2,337	307,317
Quad/Graphics, Inc. (a)	1,462	33,041
Rexnord Corp. (b)	1,210	31,484
Simpson Manufacturing Co., Inc.	1,485	85,254
SkyWest, Inc. (a)	3,316	176,080
SPX FLOW, Inc. (b)	1,181	56,157
Sterling Construction Co., Inc. (b)	7,283	118,567
Titan International, Inc.	6,400	82,432
Titan Machinery, Inc. (b)	1,471	31,141
Triton International Ltd.	470	17,602
Triumph Group, Inc. (a)	1,000	27,200
TrueBlue, Inc. (b)	126	3,465
Tutor Perini Corp. (a) (b)	740	18,759
Veritiv Corp. (b)	959	27,715
Wabash National Corp.	670	14,539
Willis Lease Finance Corp. (b)	418	10,437
YRC Worldwide, Inc. (b)	1,072	15,415
		5,119,059
Information Technology - 14.1%
ADTRAN, Inc.	2,946	57,005
Advanced Energy Industries, Inc. (b)	1,035	69,842
Amkor Technology, Inc. (b)	8,328	83,696
Anixter International, Inc. (b)	360	27,360
Benchmark Electronics, Inc. (b)	1,375	40,013
Cabot Microelectronics Corp.	959	90,223
CACI International, Inc. - Class A (b)	325	43,014
ChannelAdvisor Corp. (b)	989	8,901
Coherent, Inc. (b)	2,055	579,961

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Information Technology - 14.1% (Continued)
Cohu, Inc.	3,964	$87,010
Cray, Inc. (a) (b)	13,090	316,778
Daktronics, Inc.	287	2,620
Digi International, Inc. (b)	3,797	36,261
Electro Scientific Industries, Inc. (a) (b)	310	6,643
Entegris, Inc.	13,280	404,376
Euronet Worldwide, Inc. (b)	2,365	199,298
Insight Enterprises, Inc. (b)	3,670	140,524
Integrated Device Technology, Inc. (b)	12,935	384,558
Lattice Semiconductor Corp. (b)	65,455	378,330
ManTech International Corp. - Class A	121	6,073
Mellanox Technologies Ltd. (a) (b)	11,720	758,284
Mitel Networks Corp. (b)	60,925	501,413
Nanometrics, Inc. (b)	3,458	86,173
Novanta, Inc. (b)	5,920	296,000
NVE Corp.	1,163	100,018
PCM, Inc. (a) (b)	322	3,188
Photronics, Inc. (b)	4,833	41,201
Plexus Corp. (b)	1,040	63,149
Progress Software Corp.	1,518	64,621
QAD, Inc. - Class A	136	5,284
Rogers Corp. (b)	129	20,888
Sanmina Corp. (b)	4,939	162,987
ScanSource, Inc. (b)	1,292	46,254
Sykes Enterprises, Inc. (b)	2,626	82,588
SYNNEX Corp.	1,203	163,548
Tech Data Corp. (b)	1,568	153,617
TiVo Corp.	60	936
TTM Technologies, Inc. (b)	2,401	37,624
VASCO Data Security International, Inc. (a) (b)	2,328	32,359
Vishay Intertechnology, Inc.	1,397	28,988
XO Group, Inc. (b)	2,509	46,316
		5,657,922
Materials - 8.4%
AdvanSix, Inc. (b)	380	15,987
American Vanguard Corp.	7,059	138,709

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Materials - 8.4% (Continued)
Bemis Company, Inc.	2,155	$102,987
Boise Cascade Co.	11,430	456,057
Century Aluminum Co. (a) (b)	4,671	91,738
Coeur Mining, Inc. (a) (b)	2,166	16,245
Deltic Timber Corp.	1,865	170,741
FutureFuel Corp.	2,409	33,943
Greif, Inc. - Class A	405	24,535
Innophos Holdings, Inc.	1,168	54,581
Kaiser Aluminum Corp.	4,277	456,998
KMG Chemicals, Inc.	229	15,132
Koppers Holdings, Inc. (b)	63	3,207
Kraton Corp. (b)	126	6,069
Louisiana-Pacific Corp. (b)	18,872	495,578
Materion Corp.	5,668	275,465
Neenah Paper, Inc. (a)	1,895	171,782
Olympic Steel, Inc.	3,821	82,113
P.H. Glatfelter Co.	11,170	239,485
Schnitzer Steel Industries, Inc. - Class A	2,280	76,380
Sensient Technologies Corp.	517	37,819
Tredegar Corp. (a)	2,300	44,160
Trinseo S.A.	2,839	206,111
Tronox Ltd. - Class A	3,846	78,881
UFP Technologies, Inc. (b)	1,266	35,195
Warrior Met Coal, Inc. (a)	1,764	44,365
		3,374,263
Real Estate - 5.9%
Ashford Hospitality Prime, Inc.	4,716	45,887
Ashford Hospitality Trust, Inc.	12,522	84,273
Brandywine Realty Trust	17,338	315,378
Cedar Realty Trust, Inc.	13,124	79,794
Chesapeake Lodging Trust (a)	2,713	73,495
DiamondRock Hospitality Co.	697	7,869
Forestar Group, Inc. (a) (b)	4,299	94,578
Four Corners Property Trust, Inc.	1,350	34,695
GEO Group, Inc. (The)	3,176	74,954
Getty Realty Corp.	11,667	316,876

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Real Estate - 5.9% (Continued)
Lexington Realty Trust	4,852	$46,822
LTC Properties, Inc.	2,170	94,504
National Health Investors, Inc.	356	26,835
PS Business Parks, Inc.	219	27,395
Quality Care Properties, Inc. (b)	8,796	121,473
Ramco-Gershenson Properties Trust	29,250	430,852
RE/MAX Holdings, Inc. - Class A	3,302	160,147
Sabra Health Care REIT, Inc.	18,131	340,318
Summit Hotel Properties, Inc.	813	12,382
		2,388,527
Telecommunication Services - 0.0% (c)
Boingo Wireless, Inc. (b)	130	2,925

Utilities - 2.3%
American States Water Co.	2,302	133,309
Artesian Resources Corp. - Class A (a)	4,774	184,085
MGE Energy, Inc.	836	52,752
Northwest Natural Gas Co.	589	35,134
ONE Gas, Inc.	657	48,132
Ormat Technologies, Inc.	3,982	254,689
Otter Tail Corp.	345	15,335
Portland General Electric Co.	100	4,558
South Jersey Industries, Inc. (a)	691	21,580
Southwest Gas Holdings, Inc.	1,262	101,565
York Water Co. (The) (a)	1,729	58,613
		909,752

Total Common Stocks (Cost $31,716,297)		$39,465,413

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 4.4%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (d)	782,990	$782,990
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.09% (d) (e)	1,001,671	1,001,671
Total Money Market Funds (Cost $1,784,661)		$1,784,661

Total Investments at Value - 102.5% (Cost $33,500,958)		$41,250,074

Liabilities in Excess of Other Assets - (2.5%)		(1,025,723)

Net Assets - 100.0%		$40,224,351

(a)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $6,418,286 (Note 7).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2017.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $1,001,671. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,625,851 (Note 7).

Ltd. - Limited.

plc - Public Limited Company.

See accompanying notes to financial statements.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Australia - 3.1%
AGL Energy Ltd. (a)	33,698	$638,648
Alumina Ltd. (a)	13,804	26,017
Amcor Ltd. (a)	8,065	96,648
AMP Ltd. (a)	36,409	146,981
Aristocrat Leisure Ltd. (a)	14,319	263,702
BHP Billiton Ltd. (a)	19,810	455,104
BlueScope Steel Ltd.	13,731	164,686
Boral Ltd. (a)	5,676	34,365
CIMIC Group Ltd. (a)	2,560	102,400
Coca-Cola Amatil Ltd. (a)	30,815	204,168
Cochlear Ltd. (a)	2,047	272,900
Computershare Ltd. (a)	7,063	89,496
CSL Ltd. (a)	52,442	5,763,677
Incitec Pivot Ltd. (a)	2,032	6,158
Insurance Australia Group Ltd. (a)	12,739	71,757
Macquarie Group Ltd. (a)	7,378	570,713
Medibank Private Ltd. (a)	86,055	220,397
Newcrest Mining Ltd. (a)	1,516	26,991
Orica Ltd. (a)	2,661	37,415
Origin Energy Ltd. (a) (b)	130,062	952,834
QBE Insurance Group Ltd. (a)	85,618	710,753
Santos Ltd. (a)	6,587	27,884
South32 Ltd. (a)	10,251	27,789
Stockland Corp. Ltd. (a)	6,109	21,313
Telstra Corp. Ltd. (a)	3,104	8,776
Woolworths Ltd. (a)	2,277	48,383
		10,989,955
Austria - 0.1%
OMV AG (a)	6,266	396,445

Belgium - 0.3%
AGEAS (a)	2,679	130,858
Belgacom (a)	1,441	47,278
KBC Group N.V. (a)	7,652	652,004

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Belgium - 0.3% (Continued)
UCB S.A. (a)	3,079	$244,125
		1,074,265
Bermuda - 0.3%
Hongkong Land Holdings Ltd. (a)	49,400	347,472
Jardine Matheson Holdings Ltd. (a)	300	18,202
Kerry Properties Ltd. (a)	20,000	89,846
Nine Dragons Paper Holdings Ltd. (a)	150,000	239,679
Shangri-La Asia Ltd. (a)	100,000	226,459
Yue Yuen Industrial Holdings Ltd. (a)	12,000	47,116
		968,774
Brazil - 1.8%
Ambev S.A. (a)	47,300	304,060
Ambev S.A. - ADR (c)	357,463	2,309,211
Banco Santander Brasil S.A. (a)	44,900	431,755
Equatorial Energia S.A. (a)	3,400	67,384
Fibria Celulose S.A. (a)	800	11,573
Lojas Renner S.A.	4,100	43,934
Raia Drogasil S.A. (a)	99,310	2,751,557
Suzano Papel e Celulose S.A.	600	3,386
Vale S.A. (a)	39,797	482,864
		6,405,724
Canada - 4.4%
ARC Resources Ltd.	100	1,173
Bank of Nova Scotia (The)	2,700	174,217
Barrick Gold Corp.	10,600	153,285
Bombardier, Inc. - Class B (b)	7,400	17,835
Brookfield Asset Management, Inc. - Class A	2,200	95,756
CAE, Inc.	900	16,716
Cameco Corp. (c)	4,200	38,787
Canadian National Railway Co.	5,300	436,963
Canadian Natural Resources Ltd. (c)	63,195	2,257,324
Canadian Pacific Railway Ltd.	24,798	4,532,083
CCL Industries, Inc.	1,600	73,917
CI Financial Corp.	27,700	655,930
Constellation Software, Inc.	100	60,613
Dollarama, Inc.	22,443	2,803,612

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Canada - 4.4% (Continued)
Empire Co. Ltd. - Class A	700	$13,636
Encana Corp.	10,700	142,730
Finning International, Inc.	7,900	199,324
Franco-Nevada Corp.	2,800	223,744
Goldcorp, Inc.	3,700	47,177
Husky Energy, Inc. (b)	27,434	387,335
Industrial Alliance Insurance & Financial Services, Inc.	1,000	47,582
Keyera Corp.	1,200	33,809
Kinross Gold Corp. (b)	17,000	73,290
Loblaw Cos. Ltd.	1,300	70,543
Manulife Financial Corp.	12,200	254,444
National Bank of Canada	1,800	89,800
Onex Corp.	100	7,333
Restaurant Brands International, Inc.	100	6,146
Royal Bank of Canada	7,300	596,048
Saputo, Inc.	8,800	316,248
Seven Generations Energy Ltd. - Class A (b)	6,100	86,270
Shopify, Inc. - Class A (b)	2,600	262,877
Suncor Energy, Inc.	8,900	326,709
Teck Resources Ltd. - Class B	7,100	185,634
TELUS Corp.	1,100	41,666
Thomson Reuters Corp. (c)	17,200	749,599
TransCanada Corp.	1,600	77,863
West Fraser Timber Co. Ltd.	1,700	104,892
		15,662,910
Cayman Islands - 4.9%
58.com, Inc. - ADR (b)	7,273	520,529
Alibaba Group Holding Ltd. - ADR (b) (c)	9,514	1,640,499
ANTA Sports Products Ltd. (a)	5,000	22,678
ASM Pacific Technology Ltd. (a)	9,100	126,245
Autohome, Inc. - ADR (b)	1,530	98,945
Baidu.com, Inc. - ADR (b)	17,127	4,011,314
China Mengniu Dairy Co. Ltd. (a)	65,000	193,085
China Resources Land Ltd. (a)	120,000	352,037
CK Asset Holdings Ltd. (a)	35,000	305,101
CK Hutchison Holdings Ltd. (a)	174,125	2,181,835

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Cayman Islands - 4.9% (Continued)
Geely Automobile Holdings Ltd. (a)	10,000	$34,444
General Interface Solution Holding Ltd. (a)	17,000	112,875
Hengan International Group Co. Ltd. (a) (c)	16,500	182,688
JD.com, Inc. - ADR (b) (c)	6,356	263,266
Longfor Properties Co. Ltd. (a)	52,500	131,346
Melco Resorts & Entertainment Ltd. - ADR	4,735	137,504
Momo, Inc. - ADR (b) (c)	2	49
New Oriental Education & Technology Group, Inc. - ADR	283	26,602
Shenzhou International Group Holdings Ltd. (a)	31,000	294,647
Sunny Optical Technology Group Co. Ltd. (a) (c)	19,000	241,248
TAL Education Group - ADR	1,974	58,648
Tencent Holdings Ltd. (a)	117,455	6,079,222
Weibo Corp. - ADR (b) (c)	2,518	260,512
YY, Inc. - ADR (b)	2,800	316,568
		17,591,887
Chile - 0.2%
Compania Cervecerias Unidas S.A. (a) (b)	15,509	232,409
Empresas Copec S.A. (a)	15,094	238,247
Sociedad Quimica y Minera de Chile S.A. (a)	1,858	110,225
		580,881
China - 0.9%
Agricultural Bank of China Ltd. - H Shares (a)	893,000	415,012
Aluminum Corp. of China Ltd. - H Shares (a) (b)	226,000	161,334
China Construction Bank Corp. - H Shares (a)	1,040,000	957,374
China Life Insurance Co. Ltd. (a)	67,000	208,940
China Shenhua Energy Co. Ltd. - H Shares (a)	171,000	441,768
China Vanke Co. Ltd. - H Shares (a)	6,900	27,458
Jiangxi Copper Co. Ltd. (a)	64,000	101,266
PetroChina Co. Ltd. - H Shares (a)	492,000	342,110
Sinopec Shanghai Petrochemical Co. Ltd. (a)	362,000	205,789
Travelsky Technology Ltd.	15,000	45,022
Weichai Power Co. Ltd. - H Shares (a)	158,000	172,609
Yanzhou Coal Mining Co. Ltd. - H Shares (a)	62,000	72,304
		3,150,986
Colombia - 0.1%
Ecopetrol S.A.	345,492	256,066

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Curacao - 0.9%
Schlumberger Ltd.	45,846	$3,089,561

Denmark - 3.7%
A.P. Moeller-Maerska A/S - Series A (a)	41	68,305
Carlsberg A/S - Series B (a)	22,421	2,689,049
Chr. Hansen Holding A/S (a)	40,176	3,766,476
Coloplast A/S - Series B (a)	22,690	1,803,810
Danske Bank A/S (a)	15,609	607,514
Genmab A/S (a) (b)	1,657	274,407
H. Lundbeck A/S (a)	3,005	152,382
Novo Nordisk A/S - Class B (a)	5,347	287,314
Novozymes A/S - Class B (a)	57,770	3,297,829
William Demant Holding A/S (a) (b)	5,321	148,623
		13,095,709
Finland - 0.4%
Nokian Renkaat OYJ (a)	8,069	366,066
Orion OYJ - Class B (a)	5,345	199,274
Stora Enso OYJ (a)	7,262	115,042
UPM-Kymmene OYJ (a)	26,637	826,879
		1,507,261
France - 8.3%
Alstom S.A. (a)	14,022	581,192
Atos SE (a)	4,592	667,582
AXA S.A. (a)	91,048	2,697,845
Carrefour S.A. (a)	96,419	2,078,679
Cie Generale des Etablissements Michelin (a)	928	132,745
CNP Assurances (a)	13,642	314,661
Dassault Systemes S.A. (a)	318	33,763
Engie S.A. (b)	154,030	2,647,811
Essilor International S.A. (a)	37,796	5,205,690
Hermes International (a)	6,150	3,289,838
LVMH Moet Hennessy Louis Vuitton SE (a)	16,127	4,733,007
Orange S.A. (a)	129,734	2,248,230
Peugeot S.A. (a)	8,095	164,407
SCOR SE (a)	5,758	231,417
Sodexo S.A. (a)	1,820	243,968

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
France - 8.3% (Continued)
Total S.A. (a) (b)	33,916	$1,872,021
Total S.A.	35,040	1,937,011
Unibail-Rodamco SE (a)	1,647	414,440
Vinci S.A. (a)	772	78,809
		29,573,116
Germany - 4.6%
adidas AG (a)	16,343	3,268,188
Allianz SE (a)	2,654	607,317
BASF SE (a)	2,187	239,746
Bayer AG (a)	18,820	2,338,459
Beiersdorf AG (a)	656	76,899
Brenntag AG (a)	5,632	355,035
Continental AG (a)	561	150,830
Deutsche Boerse AG (a)	21,747	2,516,930
Deutsche Post AG (a)	10,860	516,176
E.ON SE (a) (b)	206,985	2,242,758
Fresenius SE & Co. KGaA (a)	2,668	207,480
FUCHS PETROLUB SE (a)	846	44,793
Hannover Rueck SE (a)	2,360	296,073
Hochtief AG (a)	2,010	354,954
Linde AG (a)	558	120,930
MAN SE (a)	3,698	423,135
Metro Wholesale Food Specialist AG (a) (b)	5,257	104,705
Muenchener Rueckversicherungs-Gesellschaft AG (a)	3,936	849,915
Porsche Automobil Holding SE (a)	3,730	311,694
SAP SE (a)	7,707	862,159
Siemens AG (a)	931	128,894
Volkswagon AG (a)	727	146,704
Vonovia SE (a)	1,050	52,021
		16,215,795
Greece - 0.0%
JUMBO S.A. (a)	5,237	93,525

Hong Kong - 2.8%
AIA Group Ltd. (a)	836,000	7,110,712
Boc Hong Kong (Holdings) Ltd. (a)	50,500	255,215

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Hong Kong - 2.8% (Continued)
China Mobile Ltd. (a)	20,000	$202,241
China Overseas Land & Investment Ltd. (a)	188,000	603,456
CNOOC Ltd. (a)	232,000	333,063
Galaxy Entertainment Group Ltd. (a)	19,000	151,692
Guangdong Investment Ltd. (a)	52,000	69,524
Hang Lung Group Ltd. (a)	38,000	139,717
Hang Lung Properties Ltd. (a)	61,000	148,594
Hong Kong Exchanges & Clearing Ltd. (a)	4,100	125,412
Sino-Ocean Group Holding Ltd. (a)	306,000	210,715
Swire Pacific Ltd. - Class A (a)	10,500	97,149
Swire Properties Ltd. (a)	64,600	208,143
Wheelock & Co. Ltd. (a)	38,000	270,873
		9,926,506
Hungary - 0.1%
MOL Hungarian Oil & Gas plc (a)	14,318	165,987
OTP Bank plc (a)	71	2,932
Richter Gedeon Nyrt (a)	754	19,717
		188,636
India - 2.3%
Bosch Ltd. (a)	332	104,694
HDFC Bank Ltd. - ADR	41,569	4,226,319
JSW Steel Ltd. (a)	1,892	7,974
Maruti Suzuki India Ltd. (a)	1,753	266,813
Reliance Industries Ltd. (a)	13,013	187,493
Tata Motors Ltd. - ADR (b)	77,650	2,567,886
Titan Co. Ltd. (a)	24,663	331,339
UltraTech Cement Ltd. (a)	1,885	127,385
United Spirits Ltd. (a) (b)	1,313	75,326
Yes Bank Ltd. (a)	26,198	129,016
		8,024,245
Indonesia - 0.1%
Bank Danamon Indonesia Tbk PT (a)	236,500	121,102
Charoen Pokphand Indonesi Pt (a) (b)	158,300	34,986
Telekomunikasi Indonesia Persero Tbk PT (a)	167,500	54,808
Unilever Indonesia Tbk PT (a)	69,700	286,998
		497,894

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Ireland - 2.7%
Accenture plc - Class A	31,053	$4,753,903
ICON plc (b)	25,037	2,807,900
Ryanair Holdings plc - ADR (b)	21,172	2,205,911
		9,767,714
Isle Of Man - 0.1%
Genting Singapore plc (a)	448,400	437,909

Israel - 0.2%
Bank Leumi Le-Israel BM (a)	73,260	440,973
Check Point Software Technologies Ltd. (b)	2,526	261,744
		702,717
Italy - 1.8%
Assicurazioni Generali SpA (a)	11,254	204,824
Enel SpA (a)	8,923	54,866
Eni SpA (a)	2,458	40,672
Intesa Sanpaolo SpA (a)	703,100	2,332,613
Luxottica Group SpA (a)	36,960	2,267,983
Mediobanca SpA (a)	26,022	294,826
Recordati SpA (a)	11,361	504,840
Snam SpA (a)	45,749	224,038
Terna Rete Elettrica Nazionale SpA (a)	59,389	345,206
		6,269,868
Japan - 14.6%
Aeon Co. Ltd. (a) (b)	20,700	349,130
Aisin Seiki Co. Ltd.	700	39,322
Alps Electric Co. Ltd. (a) (b)	1,600	45,509
Amada Holdings Co. Ltd. (a)	24,600	333,966
Asahi Glass Co. Ltd. (a)	500	21,610
Asahi Kasei Corp. (a) (b)	1,300	16,729
Astellas Pharma, Inc. (a)	31,100	395,037
Bridgestone Corp. (a)	3,200	148,090
Canon, Inc. (a)	21,800	812,154
Central Japan Railway Co. (a)	3,400	608,412
Daifuku Co. Ltd. (a) (b)	1,800	97,787
Dai-ichi Life Insurance Holdings, Inc. (a)	2,800	57,541
Daikin Industries Ltd. (a)	3,600	425,349

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Japan - 14.6% (Continued)
Denso Corp. (a)	4,000	$239,614
Disco Corp. (a)	300	66,486
Fast Retailing Co. Ltd. (a)	6,700	2,663,775
Fuji Electric Co. Ltd. (a)	7,000	52,582
Hachijuni Bank Ltd. (The) (a)	21,400	122,276
Hitachi Chemical Co. Ltd. (a) (b)	11,200	286,761
Hitachi High Technologies Corp.	7,200	303,501
Hitachi Ltd. (a)	50,000	387,876
Hoshizaki Corp. (a)	600	53,152
Idemitsu Kosan Co. Ltd. (a) (b)	3,100	124,162
INPEX Corp. (a)	18,200	226,497
Japan Airlines Co. Ltd. (a)	10,700	418,010
Japan Exchange Group, Inc. (a) (b)	23,100	400,753
Japan Post Bank Co. Ltd. (a)	8,500	110,386
JTEKT Corp. (a)	1,400	23,986
JX Holdings, Inc. (a)	18,300	117,591
Kajima Corp. (a)	20,000	192,141
Kamigumi Co. Ltd. (a)	3,500	77,341
Kao Corp. (a)	2,300	155,396
Keyence Corp. (a)	9,660	5,395,900
Kikkoman Corp. (a)	1,200	48,523
Koito Manufacturing Co. Ltd. (a)	10,300	721,074
Komatsu Ltd. (a)	69,100	2,497,032
Konami Corp. (a) (b)	2,300	126,471
Kuboto Corp. (a)	11,800	230,781
Kurita Water Industries Ltd. (a)	5,200	168,577
Kyocera Corp. (a)	3,000	195,844
Lion Corp. (a)	6,900	130,412
Maruichi Steel Tube Ltd. (a)	2,600	75,967
Mebuki Financial Group, Inc. (a) (b)	28,200	119,122
MEIJI Holdings Co. Ltd. (a)	3,100	263,814
MINEBEA MITSUMI, Inc. (a) (b)	10,800	225,237
Mitsubishi Chemical Holdings Corp. (a) (b)	8,200	89,716
Mitsubishi Corp. (a)	400	11,029
Mitsubishi Electric Corp. (a)	15,800	261,824
Mitsubishi Estate Co. Ltd. (a)	130,800	2,270,884

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Japan - 14.6% (Continued)
Mitsubishi Gas Chemical Co. (a) (b)	4,500	$128,846
Mitsubishi UFJ Financial Group, Inc. (a)	32,500	236,513
Mitsui Chemicals, Inc. (a) (b)	1,400	44,890
Mizuho Financial Group, Inc. (a)	128,200	231,777
MS&AD Insurance Group Holdings, Inc. (a)	19,300	650,940
NGK Insulators Ltd. (a) (b)	2,600	48,972
Nikon Corp. (a)	10,400	209,263
Nintendo Company Ltd (a)	500	180,032
Nippon Electric Glass Co. Ltd. (a)	1,000	38,058
Nippon Paint Holdings Co. Ltd. (a)	1,500	47,390
Nissan Motor Co. Ltd. (a)	6,200	61,722
Nitto Denko Corp. (a)	1,600	141,505
Nomura Holdings, Inc. (a)	3,200	18,756
Nomura Research Institute Ltd. (a)	2,667	123,782
OJI Holdings Corp. (a)	18,000	119,525
Otsuka Holdings Co. Ltd. (a)	46,600	2,043,564
Panasonic Corp. (a)	258,348	3,769,975
Pola Orbis Holdings, Inc. (a)	4,100	143,654
Rakuten, Inc. (a)	5,900	53,925
Recruit Holdings Co. Ltd. (a) (b)	24,700	613,246
Resona Holdings, Inc. (a)	9,000	53,624
Secom Co. Ltd. (a)	40,900	3,085,340
Seven & i Holdings Co. Ltd. (a)	55,900	2,315,531
Sharp Corp. (a) (b) (c)	8,500	290,921
Shimadzu Corp. (a)	500	11,342
Shimamura Co. Ltd. (a)	2,400	263,640
Shin-Etsu Chemical Co. Ltd. (a)	7,600	769,987
Shionogi & Co. Ltd. (a)	10,000	540,301
Shiseido Company Ltd. (a)	7,300	351,720
Showa Shell Sekiyu KK (a)	19,200	259,790
Sompo Holdings, Inc. (a)	2,900	111,932
Sony Corp. (a)	34,300	1,539,346
Sumitomo Chemical Co. Ltd. (a)	10,000	71,550
Sumitomo Heavy Industries Ltd. (a)	400	16,853
Sumitomo Mitsui Financial Group, Inc. (a)	93,900	4,047,154
Sumitomo Rubber Industries Ltd. (a)	1,400	25,944

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Japan - 14.6% (Continued)
Sundrug Co. Ltd. (a)	3,300	$153,061
Suntory Beverage & Food Ltd. (a)	6,600	293,475
Suruga Bank Ltd. (a) (b)	400	8,552
Suzuki Motor Corp. (a) (b)	2,700	156,272
Sysmex Corp. (a)	32,955	2,587,430
T&D Holdings, Inc. (a)	11,700	199,590
Taisei Corp. (a)	2,600	129,289
Takeda Pharmaceutical Co. Ltd. (a)	200	11,323
TDK Corp. (a)	4,400	349,641
Tokio Marine Holdings, Inc. (a)	5,500	250,135
Tokyo Electron Ltd. (a)	1,200	216,448
Toray Industries Inc (a) (b)	238,700	2,246,520
Tosoh Corp. (b)	17,200	389,837
Toyo Suisan Kaisha Ltd. (a)	200	8,537
Toyoda Gosei Co. Ltd. (a)	6,400	162,365
		52,028,914
Jersey - 1.6%
Experian plc (a)	228,707	5,040,967
Glencore plc (a)	96,152	503,221
		5,544,188
Korea (Republic of) - 1.6%
Celltrion, Inc. (a) (b)	1,383	286,285
Dongbu Insurance Co. Ltd. (a) (b)	4,080	272,120
Hana Financial Group, Inc. (a)	23,219	1,082,975
Hanmi Pharmaceutical Co. Ltd. (a) (b)	94	51,266
Hanwha Chemical Corp. (a)	1,609	47,632
Hanwha Life Insurance Co. Ltd. (a)	22,115	143,038
Hyundai Marine & Fire Insurance Co. Ltd. (a)	843	37,099
KB Financial Group, Inc. (a)	4,103	243,666
KT&G Corp. (a)	1,536	166,070
LG Chem Ltd. (a)	340	129,009
LG Corp. (a) (b)	189	16,117
Samsung Electronics Co. Ltd. (a)	954	2,274,439
Samsung SDS Co. Ltd. (a) (b)	160	29,936
Shinhan Financial Group Co. Ltd. (a)	7,842	363,214
SK Innovation Co. Ltd. (a)	2,253	431,289

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
South Korea - 1.6% (Continued)
Woori Bank (a)	19,776	$291,717
		5,865,872
Luxembourg - 1.0%
ArcelorMittal (a)	109,153	3,541,015

Malaysia - 0.1%
AirAsia Berhad (a)	65,400	53,852
Genting Berhad (a)	42,400	95,801
Petronas Dagangan Berhad (a)	25,000	148,731
Sime Darby Berhad (a)	45,100	24,469
		322,853
Mexico - 0.8%
Mexichem S.A.B. de C.V.	1,900	4,703
Wal-Mart de Mexico S.A.B. de C.V.	1,139,575	2,794,818
		2,799,521
Netherlands - 6.5%
Aegon N.V. (a)	25,755	163,634
AerCap Holdings N.V. (b)	72,057	3,790,919
Airbus SE (a)	22,801	2,265,950
Akzo Nobel N.V. (a)	4,507	395,438
ASML Holding N.V. (a)	3,963	688,949
CNH Industrial N.V. (a)	52,990	708,876
Core Laboratories N.V. (c)	24,883	2,725,933
Exor N.V. (a)	825	50,571
Ferrari N.V. (a)	23,620	2,474,725
Fiat Chrysler Automobiles N.V. (a)	981	17,513
Koninklijke DSM N.V. (a)	29,016	2,771,514
Koninklijke KPN N.V. (a)	710,501	2,480,373
NN Group N.V. (a)	8,338	360,621
Randstad Holding N.V. (a)	5,175	317,509
STMicroelectronics N.V. (a)	9,450	206,127
Unilever N.V. (a)	3,359	189,108
Wolters Kluwer N.V. (a)	6,526	340,173
Yandex N.V. - Class A (b)	96,789	3,169,840
		23,117,773

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
New Zealand - 0.0%
Auckland International Airport Ltd. (a)	2,531	$11,617

Norway - 0.9%
DNB ASA (a)	144,985	2,683,940
Marine Harvest ASA - ADR (a) (c)	8,964	151,590
Norsk Hydro ASA (a)	4,109	31,150
Orkla ASA (a)	12,145	128,705
Statoil ASA (a)	8,632	184,802
		3,180,187
Philippines - 0.1%
Ayala Land, Inc. (a)	254,500	226,675
PLDT, Inc. (a)	4,280	126,750
SM Prime Holdings, Inc. (a)	9,600	7,197
		360,622
Poland - 0.2%
CCC S.A. (a)	1,876	153,396
Cyfrowy Polsat S.A. (a)	20,618	147,000
Grupa Lotos S.A. (a)	9,699	160,461
PGE Polska Grupa Energetyczna S.A. (a)	39,048	134,949
Polski Koncern Naftowy Orlen S.A. (a)	2,370	72,030
Polskie Gornictwo Naftowe I Gazownictwo S.A. (a)	61,495	111,053
		778,889
Portugal - 0.1%
Jeronimo Martins SGPS S.A. (a)	11,358	220,559

Russia Federation - 0.5%
MMC Norilsk Nickel PJSC	6,033	1,135,931
Novolipetsk Steel PJSC	122,270	312,375
Severstal PJSC	18,200	280,272
		1,728,578
Singapore - 1.1%
Capitaland Ltd. (a)	13,900	36,565
DBS Group Holdings Ltd. (a)	173,810	3,214,720
Hutchinson Port Holdings Trust (a)	181,800	75,264
Oversea-Chinese Banking Corp. Ltd. (a)	6,100	56,351
Sats Ltd. (a)	34,500	133,947

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Singapore - 1.1% (Continued)
Singapore Exchange Ltd. (a)	79,500	441,438
Singapore Technologies Engineering Ltd. (a)	3,300	8,028
Yangzijiang Shipbuildings Holdings Ltd. (a)	31,800	34,868
		4,001,181
South Africa - 0.4%
Aspen Pharmacare Holdings Ltd. (a)	30,022	672,816
Capitec Bank Holdings Ltd. (a)	2,819	249,811
Exxaro Resources Ltd. (a)	3,215	42,147
Fortress REIT Ltd. (a)	33,620	114,430
Growthpoint Properties Ltd. (a)	5,230	11,673
Mondi Ltd. (a)	475	12,236
Naspers Ltd. (a)	530	146,810
Standard Bank Group Ltd. (a)	8,565	134,833
Vodacom Group Ltd. (a)	12,143	142,377
		1,527,133
Spain - 3.0%
ACS Actividades de Construccion y Servicios S.A. (a)	68,758	2,685,735
Amadeus IT Group S.A. (a)	14,442	1,039,205
Banco Bilbao Vizcaya Argentaria S.A. (a)	71,081	604,016
Banco Bilbao Vizcaya Argentaria S.A. - ADR (c)	250,525	2,129,462
Banco Santander S.A. (a)	127,425	835,365
Bankinter S.A. (a)	52,845	499,861
CaixaBank S.A. (a)	147,745	686,789
Iberdrola S.A. (a)	34,851	269,772
Industria de Diseno Textil S.A. (a)	40,828	1,419,556
Repsol S.A. (a)	25,485	449,941
Telefonica S.A. (a)	5,504	53,593
		10,673,295
Sweden - 1.6%
Alfa Laval AB (a)	4,786	113,204
Atlas Copco AB - A Shares (a)	92,300	3,983,271
Boliden AB (a)	6,678	228,370
Electrolux AB - Series B (a)	5,313	171,053
Investor AB - B Shares (a)	619	28,231
Kinnevik AB - Series B (a)	10,912	368,723
SKF AB - B Shares (a)	24,690	548,503

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Sweden - 1.6% (Continued)
Svenska Handelsbanken AB (a)	5,113	$69,874
Telia Co. AB (a)	13,032	58,088
Volvo AB - B Shares (a)	2,314	43,091
		5,612,408
Switzerland - 6.2%
Adecco Group AG (a)	7,211	551,133
Chubb Ltd.	31,580	4,614,785
Compagnie Financiere Richemont S.A. (a)	3,656	331,157
Geberit AG (a)	585	257,529
Givaudan S.A. (a)	57	131,682
Julius Baer Group Ltd. (a)	39,757	2,431,522
Nestlé S.A. (a)	56,987	4,900,133
Novartis AG (a)	3,408	286,827
Partners Group Holding AG (a) (c)	1,438	985,429
Roche Holdings AG (a)	12,087	3,056,639
Schindler Holding AG (a)	1,039	238,990
SGS S.A. (a)	120	312,883
Sika AG (a)	332	2,634,412
Straumann Holding AG (a)	208	146,752
Swatch Group AG (The) (a)	158	12,053
Swiss Life Holding AG (a) (b)	1,012	357,760
Swiss Prime Site AG (a)	2,523	233,090
Swiss Re AG (a)	6,262	585,699
		22,068,475
Taiwan - 1.7%
Catcher Technology Co. Ltd. (a)	59,000	647,560
China Insurance Co. Ltd. (a)	99,940	100,424
Formosa Chemicals & Fibre Corp. (a)	94,000	324,830
Formosa Petrochemical Corp. (a)	12,000	46,491
Foxconn Technology Co. Ltd. (a)	15,301	43,682
Phison Electronics Corp. (a)	16,000	156,582
Taiwan Semiconductor Manufacturing Co. Ltd.	62,450	482,406
Taiwan Semiconductor Manufacturing Co. Ltd. (c)	105,071	4,166,065
		5,968,040
Thailand - 0.1%
Advanced Info Service plc (a)	14,000	82,050

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Thailand - 0.1% (Continued)
PTT Exploration & Production PCL N.V. (a)	7,900	$24,225
Thai Oil Public Co. Ltd. (a)	24,700	78,428
		184,703
Turkey - 0.1%
Bimas Birlesik Magazalar A/S (a)	9,035	185,807
Eregli Demir ve Celik Fabrikalari TAS (a)	26,286	69,357
Ford Otomotiv Sanayi A/S (a)	807	12,822
Tofas Turk Otomobil Fabrika A/S (a)	6,309	54,907
Turk Telekomunikasyon A/S (a) (b)	23,300	39,530
Turkiye Garanti Bankasi A/S (a)	23,368	66,036
Turkiye Petrol Rafinerileri A/S (a)	1,007	32,272
Ulker Biskuvi Sanayi A/S (a)	2,289	11,869
		472,600
United Kingdom - 10.0%
3i Group plc (a)	26,338	324,228
Anglo American plc (a) (c)	10,065	209,260
AstraZeneca plc (a)	1,891	130,481
BAE Systems plc (a)	301,139	2,326,536
Barclays plc (a)	153,294	419,593
Barratt Developments plc (a)	15,024	131,052
BHP Billiton plc (a)	186,259	3,765,959
BP plc (a)	13,205	92,630
British American Tobacco plc (a)	63,402	4,285,600
BT Group plc (a)	93,282	341,881
Bunzl plc (a)	4,304	120,246
Burberry Group plc (a)	1,766	42,575
Centrica plc (a)	81,282	150,771
Compass Group plc (a)	209,024	4,506,706
Croda International plc (a)	10,052	599,185
Diageo plc (a)	18,610	682,090
G4S plc (a)	83,685	301,169
GlaxoSmithKline plc (a)	13,565	240,208
HSBC Holdings plc - ADR (c)	48,374	2,498,033
InterContinental Hotels Group plc	1,501	95,627
Legal & General Group plc (a)	16,205	59,656
Lloyds TSB Group plc (a)	2,551,905	2,339,545

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
United Kingdom - 10.0% (Continued)
London Stock Exchange Group plc (a)	1,143	$58,457
Mondi plc (a)	6,713	174,450
Old Mutual plc (a)	5,602	17,496
Persimmon plc (a)	1,574	58,146
Prudential plc (a)	9,643	246,943
Reckitt Benckiser Group plc (a)	55,477	5,175,282
Rolls-Royce Holdings plc (a)	8,753	99,889
Royal Dutch Shell plc - Class A (c)	37,967	2,532,779
Smith & Nephew plc (a)	12,082	209,042
Smith & Nephew plc - ADR (c)	58,001	2,030,614
Standard Chartered plc (a)	39,724	417,136
Standard Life plc (a)	8,759	51,517
Taylor Wimpey plc (a) (b)	64,494	179,424
Tesco plc (a) (b)	210,959	596,789
Unilever plc	2,396	133,449
		35,644,445
United States - 0.1%
Southern Copper Corp. (c)	4,758	225,767
Yum China Holdings, Inc.	7,337	293,627
		519,394

Total Common Stocks (Cost $277,042,617)		$342,640,611

PREFERRED STOCKS - 0.3%	Shares	Value
Brazil - 0.2%
Banco Bradesco S.A. (a)	57,900	$591,302
Petroleo Brasileiro S.A. (a) (b)	16,700	81,164
		672,466
South Korea - 0.1%
Samsung Electronics Co. Ltd. (a)	162	316,569

Total Preferred Stocks (Cost $850,747)		$989,035

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0%	Shares	Value
Spain - 0.0%
Repsol SA (Cost $-)	25,485	$11,588

Money Market Funds - 4.4%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 1.13% (d)	10,252,870	$10,252,870
Northern Trust Institutional Liquid Portfolio - Institutional Class, 1.09% (d) (e)	5,530,010	5,530,010

Total Money Market Funds (Cost $15,782,880)		$15,782,880

Total Investments at Value - 101.1% (Cost $293,676,244)		$359,424,114

Liabilities in Excess of Other Assets - (1.1%)		(4,112,086)

Net Assets - 100.0%		$355,312,028

(a)	Level 2 security (Note 2).
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $19,812,414 (Note 7).
(d)	The rate shown is the 7-day effective yield as of December 31, 2017.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2017 was $5,530,010. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $14,820,487 (Note 7).

ADR - American Depositary Receipt.

Ltd. - Limited.

plc - Public Limited Company.

See accompanying notes to financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and

Board of Directors of Wilshire Mutual Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the condensed schedules of investments, of Wilshire Mutual Funds, Inc. comprising Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire International Equity Fund (six of the seven Funds constituting the Wilshire Mutual Funds, Inc., hereafter referred to as the "Funds") and the schedules of investments (included in Item 6 of Form N-CSR) as of December 31, 2017, and the related statements of operations and changes in net assets, including the related notes, and financial highlights for the year then ended (included in Item 1 of Form N-CSR), (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds identified above as of December 31, 2017, the results of their operations, changes in their net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial statements and financial highlights for the years ended December 31, 2016 and prior, were audited by other auditors whose report dated February 28, 2017, expressed an unqualified opinion on those financial statements and highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit includes performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, counterparties and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds' auditor since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 28, 2018

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on March 29, 2011.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH Code of Ethics

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President and Principal Executive Officer

Date	March 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President and Principal Executive Officer

Date	March 12, 2018

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	March 12, 2018

*	Print the name and title of each signing officer under his or her signature.